WEALTHQUEST III VARIABLE ANNUITY
Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7947
For Service and Transaction Requests Write to
And Mail Additional Purchase Payments to:
American National Insurance Company Processing Center, Variable Contracts
P.O. Box 696893 San Antonio Texas 78269
Prospectus May 1, 2010
1-800-306-2959

This Prospectus describes a deferred Variable Annuity Contract issued to either individuals or groups depending upon the state in which the Contract is issued. (See the “Type of Contract” provision of this Prospectus.)

You can allocate your Contract value to American National Variable Annuity Separate Account (the “Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum interest rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

Fidelity® Variable Insurance Products –
Service Class 2	Federated Insurance Series
VIP Money Market Portfolio	Federated Capital Income Fund II
VIP Mid Cap Portfolio	Federated High Income Bond Fund II – Primary Shares
VIP Index 500 Portfolio	Federated Fund for U.S. Government Securities II
VIP Contrafund® Portfolio	Federated Kaufmann Fund II – Primary Shares
VIP Growth Strategies Portfolio	Federated Quality Bond Fund II – Primary Shares
VIP Growth Opportunities Portfolio	The Alger Portfolios – Class I-2 Shares3
VIP Equity-Income Portfolio	Alger Small Cap Growth Portfolio2
VIP Investment Grade Bond Portfolio	Alger Large Cap Growth Portfolio
VIP Growth and Income Portfolio	Alger Mid Cap Growth Portfolio
VIP Value Portfolio	Alger Capital Appreciation Portfolio
VIP Value Leaders Portfolio	Alger Growth and Income Portfolio
VIP Value Strategies Portfolio	Alger Balanced Portfolio
T. Rowe Price	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares4
Equity Income Portfolio	Invesco V.I. Global Health Care Fund
Mid-Cap Growth Portfolio1	Invesco V.I. Small Cap Equity Fund
International Stock Portfolio	Invesco V.I. Utilities Fund
Limited-Term Bond Portfolio	Invesco V.I. Dynamics Fund
MFS ® Variable Insurance Trust – Initial Class Shares	Invesco V.I. Financial Services Fund
MFS Core Equity Series	Invesco V.I. Technology Fund
MFS Growth Series	Invesco V.I. Global Real Estate Fund
MFS Research Series
MFS Investors Trust Series

1 Not available for investment in Contracts issued on or after May 1, 2004.
2 Not available for investment for Contracts issued on or after July 1, 2007.
3 On September 23, 2009 The Alger American Fund became The Alger Portfolios. The names of the Fund were changed by removing the name “American”, and all funds were reclassified as Class I-2 shares.
4On April 30, 2010, AIM Variable Insurance Funds changed the name of the Funds by removing “AIM”, and replacing with “Invesco.” The name “AIM Variable Insurance Funds” became “AIM Variable Insurance Funds (Invesco Variable Insurance Funds)”

This Prospectus contains information that you should know before purchasing a Contract. Additional information about the Contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this Prospectus. You may obtain a free copy of the SAI, which is dated the same date as this Prospectus, by writing us at American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or calling us at 1-800-306-2959. The Table of Contents of the SAI appears on the last page of this Prospectus. The SEC maintains an Internet web site (http://www.sec.gov) that contains material incorporated by reference into this Prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Interests in the Contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.
Please read this Prospectus carefully and keep it for future reference.

Form 4879	Rev 5-10

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GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by you and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“American National,” “we,” “our” or “us”). American National Insurance Company.

Contract. The contract described in this Prospectus.

Contract Owner (“I”, “my”, “you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one (1) year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

Fund. A registered, open-end management investment company, or “mutual fund,” in which the Separate Account invests.

General Account. All of our assets except those segregated in Separate Accounts.

Home Office. American National Insurance Company Home Office is located at One Moody Plaza, Galveston, Texas 77550-7947.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of a registered investment company designed to meet specified investment objectives.

Processing Center. American National Insurance Company Processing Center, Variable Contracts, is located at 4500 Lockhill-Selma Road, San Antonio, Texas 78249.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount. A subdivision of the Separate Account that invests in a corresponding Portfolio of a Fund.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date.  Each day the New York Stock Exchange (“NYSE”) is open for regular trading.  Accumulation Values are calculated on Valuation Dates.

Valuation Period. The period of time over which we determine changes in accumulation unit values. Each valuation period begins at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time on each valuation date) and ends at the close of regular trading of the New York Stock Exchange on the next valuation date.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you choose.

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SYNOPSIS

What is the purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, the death benefit, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my investment options?

You can invest your Purchase Payments in one (1) or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this Prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a Contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our Home Office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a Qualified Plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1,200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten (10) days after you receive the Contract, you can return the Contract to our Processing Center and receive a refund. (See the “Contract Application and Purchase Payments” provision of this Prospectus.)

How do I allocate Purchase Payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one (1) investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the investment alternatives?

You can generally make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the
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first twelve (12) transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this Prospectus.)

What is the death benefit under the Contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date due proof of death is received at our Processing Center, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date of death. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this Prospectus.)

Can I get my money if I need it?

You can withdraw all or part of your Accumulation Value at any time by sending us a written request before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your Contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this Prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this Prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include:

•	monthly payments for a number of years;

•	payments for life;

•	payments made jointly.

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this Prospectus.)

What are the charges and deductions under the Contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions ” section of this Prospectus.

What are the tax consequences associated with the Contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59½.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this Prospectus.)
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If I have questions, where can I go?

“If you have any questions about the Contract, you can contact your registered representative or write us at American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or call us at 1-800-306-2959. If mail is addressed differently, there may be delays in the processing of requested transactions.”

FEE TABLES

Expenses Before the Annuity Date

The following tables summarize the charges we will make before the Annuity Date. The tables also summarize the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions ” in this Prospectus.

Contract Owner Transaction Expenses

The first table describes the fees and expenses that you pay at the time you buy the Contract, surrender the Contract, or transfer accumulation value between subaccounts. State premium taxes will be deducted if assessed by a state.

Sales Load as a Percentage of Purchase Payments:                                                                                      0%

Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) with no Surrender Charge. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the Free Withdrawal Amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in the “Charges and Deductions” section in this Prospectus.)

Calculation of Surrender Charges

Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years	Surrender Charge as a Percentage
Since Purchase Payment	of the Purchase Payment
Made	Withdrawn or Surrendered
Less than 1	7.0%
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7 and thereafter	0.0%

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EXCHANGE FEE                                                                                                           $ 10
A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE1  $ 35

SEPARATE ACCOUNT ANNUAL EXPENSES

	Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account
Annual Expenses	1.20%	1.30%	1.40%	1.55%

1Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.

2 These fees do not apply to funds in the Fixed Account.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses	0.35%	2.42%

(before fee waivers or reimbursements)

3Expenses are shown as a percentage of a Portfolio’s average net assets as of December 31, 2009. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0. 16% and 1.53%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of ..70%, an expense risk fee of .45%, and an administrative asset fee of .10%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the Portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity Contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

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Example with highest Portfolio expenses:

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios for the year ended December 31, 2009. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,152	$1,059	$ 871	$ 492
If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 487	$ 488	$ 489	$ 492
You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

Example with lowest Portfolio expenses:

This example uses the same assumptions as the prior example, except that it assumes the minimum fees and expenses of any of the Portfolios for the year ended December 31, 2009. Your actual expenses will vary depending upon the Portfolios you select.  Although your actual costs may be higher, based on these assumptions, your cost would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 863	$ 813	$ 647	$ 248
If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 198	$ 208	$ 218	$ 248

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.
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ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 0.595	$ 1.160	$ 1.047
Accumulation Unit Value at end of period	0.818	$ 0.595	$ 1.160
Number of Accumulation Units outstanding at end of period	21,518	22,872	26,662
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 0.411	$ 1.026	$ 1.335
Accumulation Unit Value at end of period	0.510	$ 0.411	$ 1.026
Number of Accumulation Units outstanding at end of period	48,768	49,002	52,583
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 0.888	$ 1.259	$ 1.139
Accumulation Unit Value at end of period	1.129	$ 0.888	$ 1.259
Number of Accumulation Units outstanding at end of period	31,193	43,043	48,116
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 1.624	$ 2.969	$ 3.181
Accumulation Unit Value at end of period	2.110	$ 1.624	$ 2.969
Number of Accumulation Units outstanding at end of period	291,465	273,751	321,097
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 0.745	$ 1.098	$ 1.035
Accumulation Unit Value at end of period	0.893	$ 0.745	$ 1.098
Number of Accumulation Units outstanding at end of period	173,726	163,995	189,489
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.354	$ 0.645	$ 0.606
Accumulation Unit Value at end of period	0.550	$ 0.354	$ 0.645
Number of Accumulation Units outstanding at end of period	309,009	158,145	134,166
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 0.904	$ 1.354	$ 1.136
Accumulation Unit Value at end of period	1.028	$ 0.904	$ 1.354
Number of Accumulation Units outstanding at end of period	509,033	570,991	632,820
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.789	$ 1.170	$ 1.054
Accumulation Unit Value at end of period	1.008	$ 0.789	$ 1.170
Number of Accumulation Units outstanding at end of period	1,069,239	1,112,868	1,287,028

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2006	2005	2004	2003	2002	2001

$ 0.913	$ 0.834	$ 0.745	$ 0.547	$ 0.813	$ —
$ 1.047	$ 0.913	$ 0.834	$ 0.745	$ 0.547	$ 0.813
28,240	13,324	11,174	3,242	4,095	—

$ 1.160	$ 1.109	$ 1.032	$ 0.806	$ 0.959	$ —
$ 1.335	$ 1.160	$ 1.109	$ 1.032	$ 0.806	$ 0.959
47,020	30,355	27,199	28,330	8,888	7,805

$ 1.096	$ 1.025	$ 0.965	$ 0.764	$ 1.025	$ —
$ 1.139	$ 1.096	$ 1.025	$ 0.965	$ 0.764	$ 1.025
69,087	66,650	60,714	59,190	21,253	2,968

$ 2.258	$ 2.000	$ 1.482	$ 1.081	$ 1.028	$ —
$ 3.181	$ 2.258	$ 2.000	$ 1.482	$ 1.081	$ 1.028
312,345	168,462	140,225	77,480	3,738	—

$ 0.918	$ 0.883	$ 0.785	$ 0.595	$ 0.875	$ —
$ 1.035	$ 0.918	$ 0.883	$ 0.785	$ 0.595	$ 0.875
98,355	44,064	25,092	1,302	883	—

$ 0.555	$ 0.550	$ 0.532	$ 0.371	$ 0.706	$ —
$ 0.606	$ 0.555	$ 0.550	$ 0.532	$ 0.371	$ 0.706
109,421	81,428	53,014	62,777	15,956	—

$ 0.916	$ 0.794	$ 0.650	$ 0.560	$ 0.712	$ —
$ 1.136	$ 0.916	$ 0.794	$ 0.650	$ 0.560	$ 0.712
333,164	211,088	20,564	13,193	3,454	—

$ 1.019	$ 0.951	$ 0.920	$ 0.783	$ 0.903	$ 0.933
$ 1.054	$ 1.019	$ 0.951	$ 0.920	$ 0.783	$ 0.903
1,344,254	1,361,716	1,108,051	987,473	807,878	44,883

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ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.491	$ 0.923	$ 0.778
Accumulation Unit Value at end of period	$ 0.714	$ 0.491	$ 0.923
Number of Accumulation Units outstanding at end of period	377,935	414,854	349,749
ALGER GROWTH AND INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.534	$ 0.897	$ 0.824
Accumulation Unit Value at end of period	$ 0.701	$ 0.534	$ 0.897
Number of Accumulation Units outstanding at end of period	130,398	148,817	221,643
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.585	$ 1.080	$ 0.818
Accumulation Unit Value at end of period	$ 0.874	$ 0.585	$ 1.080
Number of Accumulation Units outstanding at end of period	667,271	954,951	731,831
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.633	$ 1.538	$ 1.183
Accumulation Unit Value at end of period	$ 0.949	$ 0.633	$ 1.538
Number of Accumulation Units outstanding at end of period	671,075	690,014	561,646
ALGER SMALL CAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.590	$ 1.119	$ 0.966
Accumulation Unit Value at end of period	$ 0.849	$ 0.590	$ 1.119
Number of Accumulation Units outstanding at end of period	545,072	653,078	624,054
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.916	$ 1.205	$ 1.163
Accumulation Unit Value at end of period	$ 1.071	$ 0.916	$ 1.205
Number of Accumulation Units outstanding at end of period	768,015	977,284	1,415,138
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.830	$ 1.198	$ 1.204
Accumulation Unit Value at end of period	$ 0.954	$ 0.830	$ 1.198
Number of Accumulation Units outstanding at end of period	587,191	672,581	740,053
*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

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2006	2005	2004	2003	2002	2001

$ 0.749	$ 0.677	$ 0.649	$ 0.486	$ 0.734	$ 0.844
$ 0.778	$ 0.749	$ 0.677	$ 0.649	$ 0.486	$ 0.734
313,600	957,580	1,070,297	515,856	475,928	86,053

$ 0.763	$ 0.747	$ 0.701	$ 0.546	$ 0.802	$ 0.949
$ 0.824	$ 0.763	$ 0.747	$ 0.701	$ 0.546	$ 0.802
152,370	143,489	152,528	92,239	91,271	41,849

$ 0.695	$ 0.614	$ 0.575	$ 0.432	$ 0.661	$ 0.797
$ 0.818	$ 0.695	$ 0.614	$ 0.575	$ 0.432	$ 0.661
156,812	109,188	100,947	312,992	259,540	58,083

$ 1.087	$ 1.002	$ 0.897	$ 0.614	$ 0.882	$ 0.957
$ 1.183	$ 1.087	$ 1.002	$ 0.897	$ 0.614	$ 0.882
417,105	258,789	287,287	165,356	58,359	50,831

$ 0.814	$ 0.705	$ 0.612	$ 0.435	$ 0.597	$ 0.820
$ 0.966	$ 0.814	$ 0.705	$ 0.612	$ 0.435	$ 0.597
496,508	115,807	67,068	38,235	13,984	10,025

$ 1.057	$ 1.065	$ 1.016	$ 0.857	$ 0.929	$ 0.987
$ 1.163	$ 1.057	$ 1.065	$ 1.016	$ 0.857	$ 0.929
1,277,414	1,386,976	989,173	470,378	184,293	96,328

$ 1.030	$ 1.019	$ 0.944	$ 0.766	$ 0.903	$ 1.039
$ 1.204	$ 1.030	$ 1.019	$ 0.944	$ 0.766	$ 0.903
690,934	778,558	657,275	380,154	272,783	231,855

13

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.553	$ 0.891	$ 0.856
Accumulation Unit Value at end of period	$ 0.673	$ 0.553	$ 0.891
Number of Accumulation Units outstanding at end of period	299,836	368,754	259,558
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 1.107	$ 1.104	$ 1.069
Accumulation Unit Value at end of period	$ 1.094	$ 1.107	$ 1.104
Number of Accumulation Units outstanding at end of period	3,066,377	3,591,579	861,323
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.774	$ 0.984	$ 0.957
Accumulation Unit Value at end of period	$ 0.981	$ 0.774	$ 0.984
Number of Accumulation Units outstanding at end of period	50,209	61,449	77,154
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.733	$ 1.066	$ 1.057
Accumulation Unit Value at end of period	$ 0.834	$ 0.733	$ 1.066
Number of Accumulation Units outstanding at end of period	288,066	284,760	311,840
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 1.007	$ 1.378	$ 1.348
Accumulation Unit Value at end of period	$ 1.522	$ 1.007	$ 1.378
Number of Accumulation Units outstanding at end of period	751,026	642,225	638,630
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.936	$ 1.627	$ 1.360
Accumulation Unit Value at end of period	$ 1.188	$ 0.936	$ 1.627
Number of Accumulation Units outstanding at end of period	79,558	56,637	58,681
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 0.577	$ 1.033	$ 0.886
Accumulation Unit Value at end of period	$ 0.744	$ 0.577	$ 1.033
Number of Accumulation Units outstanding at end of period	175,917	240,063	177,457

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

14

2006	2005	2004	2003	2002	2001

$ 0.766	$ 0.751	$ 0.708	$ 0.564	$ 0.788	$ 0.952
$ 0.856	$ 0.766	$ 0.751	$ 0.708	$ 0.564	$ 0.788
276,081	387,541	334,158	62,589	42,827	68,227

$ 1.036	$ 1.022	$ 1.026	$ 1.033	$ 1.035	$ 1.018
$ 1.069	$ 1.036	$ 1.022	$ 1.026	$ 1.033	$ 1.035
805,899	672,106	738,077	2,433,948	5,669,242	4,470,160

$ 0.838	$ 0.797	$ 0.734	$ 0.616	$ 0.820	$ 0.957
$ 0.957	$ 0.838	$ 0.797	$ 0.734	$ 0.616	$ 0.820
114,636	109,287	83,893	152,489	110,689	103,803

$ 0.869	$ 0.851	$ 0.763	$ 0.607	$ 0.775	$ 0.883
$ 1.057	$ 0.869	$ 0.851	$ 0.763	$ 0.607	$ 0.775
141,574	160,561	156,270	62,499	64,587	3,864

$ 0.932	$ 0.876	$ 0.806	$ 0.626	$ 0.864	$ —
$ 0.998	$ 0.932	$ 0.876	$ 0.806	$ 0.626	$ 0.864
103,520	77,350	66,127	22,630	3,420	659

$ 1.229	$ 1.067	$ 0.937	$ 0.740	$ 0.829	$ 0.959
$ 1.353	$ 1.229	$ 1.067	$ 0.937	$ 0.740	$ 0.829
1,669,974	1,739,335	1,387,580	889,891	797,162	71,238

$ 1.095	$ —	N/A	N/A	N/A	N/A
$ 1.297	$ 1.095	N/A	N/A	N/A	N/A
87,418	4,196	N/A	N/A	N/A	N/A

15

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.988	$ 1.078	$ 1.036
Accumulation Unit Value at end of period	$ 1.175	$ 0.988	$ 1.078
Number of Accumulation Units outstanding at end of period	163,938	217,706	201,429
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.117	$ 1.084	$ 1.033
Accumulation Unit Value at end of period	$ 1.161	$ 1.117	$ 1.084
Number of Accumulation Units outstanding at end of period	157,011	119,190	52,154
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.584	$ 1.156	$ 0.998
Accumulation Unit Value at end of period	$ 0.804	$ 0.584	$ 1.156
Number of Accumulation Units outstanding at end of period	288,341	270,662	196,626
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.888	$ 1.569	$ 1.353
Accumulation Unit Value at end of period	$ 1.189	$ 0.888	$ 1.569
Number of Accumulation Units outstanding at end of period	2,186,187	2,359,975	2,225,007
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.733	$ 1.298	$ 1.297
Accumulation Unit Value at end of period	$ 0.941	$ 0.733	$ 1.298
Number of Accumulation Units outstanding at end of period	368,479	350,682	308,624
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.787	$ 1.371	$ 1.240
Accumulation Unit Value at end of period	$ 0.987	$ 0.787	$ 1.371
Number of Accumulation Units outstanding at end of period	190,198	179,412	146,446
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.463	$ 1.045	$ 0.861
Accumulation Unit Value at end of period	$ 0.666	$ 0.463	$ 1.045
Number of Accumulation Units outstanding at end of period	395,933	306,686	423,299
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.640	$ 1.031	$ 0.992
Accumulation Unit Value at end of period	$ 0.799	$ 0.640	$ 1.031
Number of Accumulation Units outstanding at end of period	2,094,174	2,137,982	2,205,481

16

2006	2005	2004	2003	2002	2001

$ 1.231	$ 1.214	$ 1.112	$ 0.921	$ 0.920	$ 0.919
$ 1.348	$ 1.231	$ 1.214	$ 1.112	$ 0.921	$ 0.920
489,580	491,291	376,152	370,954	306,402	283,596

$ 1.198	$ —	N/A	N/A	N/A	N/A
$ 1.360	$ 1.198	N/A	N/A	N/A	N/A
18,654	3,374	N/A	N/A	N/A	N/A

$ 0.828	$ 0.744	$ 0.652	$ 0.471	$ 0.647	$ 0.845
$ 0.886	$ 0.828	$ 0.744	$ 0.652	$ 0.471	$ 0.647
156,749	66,964	29,527	6,241	5,141	2,457

$ 1.006	$ —	N/A	N/A	N/A	N/A
$ 1.036	$ 1.006	N/A	N/A	N/A	N/A
90,531	6,087	N/A	N/A	N/A	N/A

$ 1.003	$ —	N/A	N/A	N/A	N/A
$ 1.033	$ 1.003	N/A	N/A	N/A	N/A
23,870	3,889	N/A	N/A	N/A	N/A

$ 1.112	$ —	N/A	N/A	N/A	N/A
$ 1.240	$ 1.112	N/A	N/A	N/A	N/A
76,562	44,565	N/A	N/A	N/A	N/A

$ 0.829	$ 0.772	$ 0.731	$ 0.572	$ 0.742	$ 0.881
$ 0.861	$ 0.829	$ 0.772	$ 0.731	$ 0.572	$ 0.742
221,807	169,855	95,917	61,983	42,986	37,621

$ 0.870	$ 0.842	$ 0.772	$ 0.610	$ 0.797	$ 0.921
$ 0.992	$ 0.870	$ 0.842	$ 0.772	$ 0.610	$ 0.797
1,775,792	1,357,761	1,226,655	850,841	642,738	486,518

17

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.014	$ 1.064	$ 1.035
Accumulation Unit Value at end of period	$ 1.158	$ 1.014	$ 1.064
Number of Accumulation Units outstanding at end of period	229,243	209,173	231,999
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.364	$ 2.287	$ 2.007
Accumulation Unit Value at end of period	$ 1.884	$ 1.364	$ 2.287
Number of Accumulation Units outstanding at end of period	1,468,224	1,509,570	1,510,292
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.715	$ 1.315	$ 1.277
Accumulation Unit Value at end of period	$ 0.917	$ 0.715	$ 1.315
Number of Accumulation Units outstanding at end of period	35,627	60,820	72,702
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.659	$ 1.249	$ 1.241
Accumulation Unit Value at end of period	$ 0.925	$ 0.659	$ 1.249
Number of Accumulation Units outstanding at end of period	125,353	131,306	132,071
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.673	$ 1.399	$ 1.343
Accumulation Unit Value at end of period	$ 1.044	$ 0.673	$ 1.399
Number of Accumulation Units outstanding at end of period	267,722	280,949	341,099
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.494	$ 0.821	$ 0.748
Accumulation Unit Value at end of period	$ 0.646	$ 0.494	$ 0.821
Number of Accumulation Units outstanding at end of period	53,945	62,906	76,213
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.441	$ 0.713	$ 0.596
Accumulation Unit Value at end of period	$ 0.600	$ 0.441	$ 0.713
Number of Accumulation Units outstanding at end of period	231,869	285,284	263,367
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 0.737	$ 1.114	$ 1.022
Accumulation Unit Value at end of period	$ 0.926	$ 0.737	$ 1.114
Number of Accumulation Units outstanding at end of period	243,147	268,793	395,301

18

2006	2005	2004	2003	2002	2001

$ 1.006	$ —	N/A	N/A	N/A	N/A
$ 1.035	$ 1.006	N/A	N/A	N/A	N/A
157,392	97,623	N/A	N/A	N/A	N/A

$ 1.807	$ 1.549	$ 1.258	$ 0.921	$ 1.036	$ —
$ 2.007	$ 1.807	$ 1.549	$ 1.258	$ 0.921	$ .036
1,110,006	1,206,303	919,800	365,393	269,045	14,858

$ 1.125	$ —	N/A	N/A	N/A	N/A
$ 1.277	$ 1.125	N/A	N/A	N/A	N/A
14,492	17,228	N/A	N/A	N/A	N/A

$ 1.098	$ —	N/A	N/A	N/A	N/A
$ 1.241	$ 1.098	N/A	N/A	N/A	N/A
63,231	8,851	N/A	N/A	N/A	N/A

$ 1.172	$ —	N/A	N/A	N/A	N/A
$ 1.343	$ 1.172	N/A	N/A	N/A	N/A
150,775	—	N/A	N/A	N/A	N/A

$ 0.665	$ 0.662	$ 0.595	$ 0.473	$ 0.681	$ 0.902
$ 0.748	$ 0.665	$ 0.662	$ 0.595	$ 0.473	$ 0.681
79,258	69,832	78,131	119,085	91,725	65,929

$ 0.559	$ 0.518	$ 0.464	$ 0.361	$ 0.551	$ 0.840
$ 0.596	$ 0.559	$ 0.518	$ 0.464	$ 0.361	$ 0.551
195,752	174,018	71,128	76,831	77,746	49,717

$ 0.916	$ 0.864	$ 0.785	$ 0.650	$ 0.833	$ 1.004
$ 1.022	$ 0.916	$ 0.864	$ 0.785	$ 0.650	$ 0.833
411,939	443,395	464,113	407,518	77,484	39,796

19

ACCUMULATION UNIT VALUES For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.599	$ 0.949	$ 0.849
Accumulation Unit Value at end of period	$ 0.750	$ 0.599	$ 0.949
Number of Accumulation Units outstanding at end of period	8,150	14,343	18,335
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.007	$ 1.596	$ 1.564
Accumulation Unit Value at end of period	$ 1.250	$ 1.007	$ 1.596
Number of Accumulation Units outstanding at end of period	1,776,669	1,852,222	1,852,085
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.589	$ 1.161	$ 1.040
Accumulation Unit Value at end of period	$ 0.886	$ 0.589	$ 1.161
Number of Accumulation Units outstanding at end of period	1,230,882	1,383,770	1,224,019
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.277	$ 1.273	$ 1.222
Accumulation Unit Value at end of period	$ 1.368	$ 1.277	$ 1.273
Number of Accumulation Units outstanding at end of period	562,706	543,725	604,346
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.009	$ 1.695	$ 1.460
Accumulation Unit Value at end of period	$ 1.458	$ 1.009	$ 1.695
Number of Accumulation Units outstanding at end of period	166,341	174,931	223,923

20

2006	2005	2004	2003	2002	2001

$ 0.777	$ 0.730	$ 0.638	$ 0.517	$ 0.694	$ 0.893
$ 0.849	$ 0.777	$ 0.730	$ 0.638	$ 0.517	$ 0.694
83,405	135,502	145,557	147,957	174,417	100,749

$ 1.330	$ 1.296	$ 1.141	$ 0.920	$ 1.072	$ 1.084
$ 1.564	$ 1.330	$ 1.296	$ 1.141	$ 0.920	$ 1.072
1,423,550	1,734,496	1,430,280	1,088,766	938,974	107,564

$ 0.884	$ 0.771	$ 0.686	$ 0.532	$ 0.659	$ 0.858
$ 1.040	$ 0.884	$ 0.771	$ 0.686	$ 0.532	$ 0.659
692,466	1,127,428	1,011,214	448,455	418,239	—

$ 1.188	$ 1.182	$ 1.183	$ 1.148	$ 1.103	$ 1.031
$ 1.222	$ 1.188	$ 1.182	$ 1.183	$ 1.148	$ 1.103
551,769	497,522	290,277	305,027	156,695	36,523

$ 1.386	$ 1.222	$ 1.045	$ 0.765	$ 0.983	$ 1.005
$ 1.460	$ 1.386	$ 1.222	$ 1.045	$ 0.765	$ 0.983
244,045	278,243	330,082	263,494	161,589	64,280

21

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 0.586	$ 1.145	$ 1.035
Accumulation Unit Value at end of period	$ 0.823	$ 0.586	$ 1.145
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 0.405	$ 1.012	$ 1.319
Accumulation Unit Value at end of period	$ 0.508	$ 0.405	$ 1.012
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 0.874	$ 1.242	$ 1.126
Accumulation Unit Value at end of period	$ 1.101	$ 0.874	$ 1.242
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 1.599	$ 2.929	$ 3.145
Accumulation Unit Value at end of period	$ 2.073	$ 1.599	$ 2.929
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 0.734	$ 1.083	$ 1.023
Accumulation Unit Value at end of period	$ 0.878	$ 0.734	$ 1.083
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.348	$ 0.636	$ 0.599
Accumulation Unit Value at end of period	$ 0.540	$ 0.348	$ 0.636
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 0.891	$ 1.335	$ 1.123
Accumulation Unit Value at end of period	$ 1.001	$ 0.891	$ 1.335
Number of Accumulation Units outstanding at end of period	-	—	—
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.775	$ 1.152	$ 1.040
Accumulation Unit Value at end of period	$ 0.988	$ 0.775	$ 1.152
Number of Accumulation Units outstanding at end of period	343	353	360

22

2006	2005	2004	2003	2002	2001

$ 0.904	$ 0.828	$ 0.741	$ 0.545	$ 0.812	$ —
$ 1.035	$ 0.904	$ 0.828	$ 0.741	$ 0.545	$ 0.812
—	—	—	—	—	—

$ 1.149	$ 1.100	$ 1.027	$ 0.803	$ 0.958	$ —
$ 1.319	$ 1.149	$ 1.100	$ 1.027	$ 0.803	$ 0.958
—	—	—	—	—	—

$ 1.085	$ 1.018	$ 0.959	$ 0.761	$ 1.023	$ —
$ 1.126	$ 1.085	$ 1.018	$ 0.959	$ 0.761	$ 1.023
—	—	—	—	—	—

$ 2.236	$ 1.985	$ 1.474	$ 1.077	$ 1.027	$ —
$ 3.145	$ 2.236	$ 1.985	$ 1.474	$ 1.077	$ 1.027
11,746	13,594	8,999	—	—	—

$ 0.909	$ 0.876	$ 0.780	$ 0.593	$ 0.873	$ —
$ 1.023	$ 0.909	$ 0.876	$ 0.780	$ 0.593	$ 0.873
—	—	—	—	—	—

$ 0.550	$ 0.546	$ 0.529	$ 0.369	$ 0.705	$ —
$ 0.599	$ 0.550	$ 0.546	$ 0.529	$ 0.369	$ 0.705
—	—	—	—	—	—

$ 0.907	$ 0.788	$ 0.646	$ 0.558	$ 0.710	$ —
$ 1.123	$ 0.907	$ 0.788	$ 0.646	$ 0.558	$ 0.710
—	—	—	—	—	—

$ 1.007	$ 0.942	$ 0.913	$ 0.778	$ 0.900	$ 0.932
$ 1.040	$ 1.007	$ 0.942	$ 0.913	$ 0.778	$ 0.900
366	374	383	393	405	—

23

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.482	$ 0.908	$ 0.768
Accumulation Unit Value at end of period	$ 0.702	$ 0.482	$ 0.908
Number of Accumulation Units outstanding at end of period	-	—	—
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.527	$ 0.883	$ 0.813
Accumulation Unit Value at end of period	$ 0.770	$ 0.527	$ 0.883
Number of Accumulation Units outstanding at end of period	1,298	1,313	1,322
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.575	$ 1.063	$ 0.807
Accumulation Unit Value at end of period	$ 0.953	$ 0.575	$ 1.063
Number of Accumulation Units outstanding at end of period	2,098	2,131	2,153
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.621	$ 1.514	$ 1.167
Accumulation Unit Value at end of period	$ 0.930	$ 0.621	$ 1.514
Number of Accumulation Units outstanding at end of period	72	85	99
ALGER SMALL CAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.580	$ 1.101	$ 0.953
Accumulation Unit Value at end of period	$ 0.832	$ 0.580	$ 1.101
Number of Accumulation Units outstanding at end of period	-	—	—
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.900	$ 1.186	$ 1.147
Accumulation Unit Value at end of period	$ 0.993	$ 0.900	$ 1.186
Number of Accumulation Units outstanding at end of period	6,043	6,088	6,140
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.816	$ 1.179	$ 1.188
Accumulation Unit Value at end of period	$ 0.954	$ 0.816	$ 1.179
Number of Accumulation Units outstanding at end of period	73	86	101

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

24

2006	2005	2004	2003	2002	2001

$ 0.741	$ 0.670	$ 0.644	$ 0.483	$ 0.732	$ 0.843
$ 0.768	$ 0.741	$ 0.670	$ 0.644	$ 0.483	$ 0.732
—	—	—	—	—	—

$ 0.754	$ 0.740	$ 0.695	$ 0.543	$ 0.800	$ 0.948
$ 0.813	$ 0.754	$ 0.740	$ 0.695	$ 0.543	$ 0.800
1,332	1,342	1,354	1,367	1,386	—

$ 0.686	$ 0.608	$ 0.570	$ 0.429	$ 0.659	$ 0.796
$ 0.807	$ 0.686	$ 0.608	$ 0.570	$ 0.429	$ 0.659
2,174	2,198	2,225	2,255	4,322	—

$ 1.075	$ 0.992	$ 0.890	$ 0.611	$ 0.879	$ 0.956
$ 1.167	$ 1.075	$ 0.992	$ 0.890	$ 0.611	$ 0.879
108	119	131	38	—	—

$ 0.805	$ 0.698	$ 0.608	$ 0.433	$ 0.595	$ 0.819
$ 0.953	$ 0.805	$ 0.698	$ 0.608	$ 0.433	$ 0.595
6,334	—	—	—	78,781	78,781

$ 1.045	$ 1.055	$ 1.009	$ 0.852	$ 0.926	$ 0.986
$ 1.147	$ 1.045	$ 1.055	$ 1.009	$ 0.852	$ 0.926
6,208	6,218	6,263	43,897	6,211	—

$ 1.018	$ 1.010	$ 0.937	$ 0.762	$ 0.900	$ 1.038
$ 1.188	$ 1.018	$ 1.010	$ 0.937	$ 0.762	$ 0.900
29,465	29,376	41,193	28,025	—	—

25

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.543	$ 0.877	$ 0.844
Accumulation Unit Value at end of period	$ 0.662	$ 0.543	$ 0.877
Number of Accumulation Units outstanding at end of period		—	—

AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 1.087	$ 1.087	$ 1.054
Accumulation Unit Value at end of period	$ 1.073	$ 1.087	$ 1.087
Number of Accumulation Units outstanding at end of period	-	—	—

FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.760	$ 0.968	$ 0.944
Accumulation Unit Value at end of period	$ 0.962	$ 0.760	$ 0.968
Number of Accumulation Units outstanding at end of period	-	—	—
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.720	$ 1.050	$ 1.043
Accumulation Unit Value at end of period	$ 0.818	$ 0.720	$ 1.050
Number of Accumulation Units outstanding at end of period	-	—-	—
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.990	$ 1.356	$ 1.330
Accumulation Unit Value at end of period	$ 1.492	$ 0.990	$ 1.356
Number of Accumulation Units outstanding at end of period	-	—	—
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.929	$ 1.618	$ 1.356
Accumulation Unit Value at end of period	$ 1.186	$ 0.929	$ 1.618
Number of Accumulation Units outstanding at end of period	-	—	—
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 0.566	$ 1.017	$ 0.874
Accumulation Unit Value at end of period	$ 0.730	$ 0.566	$ 1.017
Number of Accumulation Units outstanding at end of period	-	—	—

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

26

2006	2005	2004	2003	2002	2001

$ 0.757	$ 0.744	$ 0.702	$ 0.560	$ 0.785	$ 0.951
$ 0.844	$ 0.757	$ 0.744	$ 0.702	$ 0.560	$ 0.785
—	—	—	—	—	—

$ 1.024	$ 1.012	$ 1.018	$ 1.027	$ 1.032	$ 1.017
$ 1.054	$ 1.024	$ 1.012	$ 1.018	$ 1.027	$ 1.032
—	—	—	—	—	5,671

$ 0.828	$ 0.790	$ 0.729	$ 0.612	$ 0.817	$ 0.956
$ 0.944	$ 0.828	$ 0.790	$ 0.729	$ 0.612	$ 0.817
—	—	—	—	—	—

$ 0.859	$ 0.843	$ 0.758	$ 0.604	$ 0.773	$ 0.882
$ 1.043	$ 0.859	$ 0.843	$ 0.758	$ 0.604	$ 0.773

—	—	—	—	—	—
$ 1.217	$ 1.202	$ 1.104	$ 0.916	$ 0.916	$ 0.918
$ 1.330	$ 1.217	$ 1.202	$ 1.104	$ 0.916	$ 0.916
—	—	—	—	—	—

$ 1.197	$ —	N/A	N/A	N/A	N/A
$ 1.356	$ 1.197	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 0.819	$ 0.737	$ 0.647	$ 0.468	$ 0.645	$ 0.844
$ 0.874	$ 0.819	$ 0.737	$ 0.647	$ 0.468	$ 0.645
—	—	—	—	—	—

27

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.980	$ 1.073	$ 1.032
Accumulation Unit Value at end of period	$ 1.164	$ 0.980	$ 1.073
Number of Accumulation Units outstanding at end of period	-	—	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.109	$ 1.079	$ 1.029
Accumulation Unit Value at end of period	$ 1.151	$ 1.109	$ 1.079
Number of Accumulation Units outstanding at end of period	-	—	—
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.575	$ 1.141	$ 0.986
Accumulation Unit Value at end of period	$ 0.790	$ 0.575	$ 1.141
Number of Accumulation Units outstanding at end of period	-	—	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.873	$ 1.544	$ 1.335
Accumulation Unit Value at end of period	$ 0.973	$ 0.873	$ 1.544
Number of Accumulation Units outstanding at end of period	2,055	2,061	2,065
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.728	$ 1.291	$ 1.293
Accumulation Unit Value at end of period	0.932	$ 0.728	$ 1.291
Number of Accumulation Units outstanding at end of period	-	—	10,609
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.781	$ 1.363	$ 1.236
Accumulation Unit Value at end of period	$ 0.978	$ 0.781	$ 1.363
Number of Accumulation Units outstanding at end of period	-	—	10,052
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.455	$ 1.029	$ 0.849
Accumulation Unit Value at end of period	$ 0.653	$ 0.455	$ 1.029
Number of Accumulation Units outstanding at end of period	-	—	—
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.629	$ 1.015	$ 0.979
Accumulation Unit Value at end of period	$ 0.795	$ 0.629	$ 1.015
Number of Accumulation Units outstanding at end of period	390	401	409

28

2006	2005	2004	2003	2002	2001

$ 1.005	$ —	N/A	N/A	N/A	N/A
$ 1.032	$ 1.005	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.002	$ —	N/A	N/A	N/A	N/A
$ 1.029	$ 1.002	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 0.923	$ 0.869	$ 0.801	$ 0.624	$ 0.862	$ —
$ 0.986	$ 0.923	$ 0.869	$ 0.801	$ 0.624	$ 0.862
—	—	—	—	—	—

$ 1.215	$ 1.056	$ 0.930	$ 0.736	$ 0.826	$ 0.958
$ 1.335	$ 1.215	$ 1.056	$ 0.930	$ 0.736	$ 0.826
2,069	204	206	208	75,093	74,882

$ 1.093	$ —	N/A	N/A	N/A	N/A
$ 1.293	$ 1.093	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.111	$ —	N/A	N/A	N/A	N/A
$ 1.236	$ 1.111	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 0.819	$ 0.764	$ 0.725	$ 0.568	$ 0.739	$ 0.880
$ 0.849	$ 0.819	$ 0.764	$ 0.725	$ 0.568	$ 0.739
—	—	—	—	—	—

$ 0.860	$ 0.834	$ 0.767	$ 0.607	$ 0.794	$ 0.920
$ 0.979	$ 0.860	$ 0.834	$ 0.767	$ 0.607	$ 0.794
417	426	436	447	116,710	116,249

29

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.008	$ 1.058	$ 1.031
Accumulation Unit Value at end of period	$ 1.147	$ 1.008	$ 1.058
Number of Accumulation Units outstanding at end of period	-	—	12,317
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.343	$ 2.256	$ 1.983
Accumulation Unit Value at end of period	$ 1.800	$ 1.343	$ 2.256
Number of Accumulation Units outstanding at end of period	4,564	4,536	4,554
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.712	$ 1.308	$ 1.273
Accumulation Unit Value at end of period	$ 0.800	$ 0.712	$ 1.308
Number of Accumulation Units outstanding at end of period	4,909	4,918	4,926
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.654	$ 1.242	$ 1.237
Accumulation Unit Value at end of period	$ 0.916	$ 0.654	$ 1.242
Number of Accumulation Units outstanding at end of period	-	—	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.669	$ 1.392	$ 1.339
Accumulation Unit Value at end of period	$ 1.036	$ 0.669	$ 1.392
Number of Accumulation Units outstanding at end of period	-	—	—
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.485	$ 0.808	$ 0.737
Accumulation Unit Value at end of period	$ 0.633	$ 0.485	$ 0.808
Number of Accumulation Units outstanding at end of period	-	—	—
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.433	$ 0.702	$ 0.588
Accumulation Unit Value at end of period	$ 0.588	$ 0.433	$ 0.702
Number of Accumulation Units outstanding at end of period	-	—	—
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 0.724	$ 1.097	$ 1.009
Accumulation Unit Value at end of period	$ 0.906	$ 0.724	$ 1.097
Number of Accumulation Units outstanding at end of period	-	—	—

30

2006	2005	2004	2003	2002	2001

$ 1.004	$ —	N/A	N/A	N/A	N/A
$ 1.031	$ 1.004	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.789	$ 1.537	$ 1.251	$ 0.917	$ 1.034	$ —
$ 1.983	$ 1.789	$ 1.537	$ 1.251	$ 0.917	$ 1.034
10,581	1,427	1,444	1,462	2,675	—

$ 1.124	$ —	N/A	N/A	N/A	N/A
$ 1.273	$ 1.124	N/A	N/A	N/A	N/A
4,933	—	N/A	N/A	N/A	N/A

$ 1.096	$ —	N/A	N/A	N/A	N/A
$ 1.237	$ 1.096	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.170	$ —	N/A	N/A	N/A	N/A
$ 1.339	$ 1.170	N/A	N/A	N/A	N/A
4,503	—	N/A	N/A	N/A	N/A

$ 0.657	$ 0.655	$ 0.591	$ 0.470	$ 0.679	$ 0.901
$ 0.737	$ 0.657	$ 0.655	$ 0.591	$ 0.470	$ 0.679
—	—	—	—	—	—

$ 0.552	$ 0.513	$ 0.461	$ 0.359	$ 0.549	$ 0.839
$ 0.588	$ 0.552	$ 0.513	$ 0.461	$ 0.359	$ 0.549
—	—	—	—	—	—

$ 0.905	$ 0.855	$ 0.779	$ 0.647	$ 0.830	$ 1.003
$ 1.009	$ 0.905	$ 0.855	$ 0.779	$ 0.647	$ 0.830
—	—	—	—	—	—

31

ACCUMULATION UNIT VALUES For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.589	$ 0.934	$ 0.837
Accumulation Unit Value at end of period	$ 0.758	$ 0.589	$ 0.934
Number of Accumulation Units outstanding at end of period	-	—	—
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.990	$ 1.571	$ 1.543
Accumulation Unit Value at end of period	$ 1.240	$ 0.990	$ 1.571
Number of Accumulation Units outstanding at end of period	6,451	6,479	15,164
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.578	$ 1.143	$ 1.026
Accumulation Unit Value at end of period	$ 0.870	$ 0.578	$ 1.143
Number of Accumulation Units outstanding at end of period	-	—	—
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.255	$ 1.253	$ 1.205
Accumulation Unit Value at end of period	$ 1.341	$ 1.255	$ 1.253
Number of Accumulation Units outstanding at end of period	-	—	—
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.991	$ 1.669	$ 1.440
Accumulation Unit Value at end of period	$ 0.932	$ 0.991	$ 1.669
Number of Accumulation Units outstanding at end of period	-	—	—

32

2006	2005	2004	2003	2002	2001

$ 0.768	$ 0.723	$ 0.633	$ 0.514	$ 0.691	$ 0.892
$ 0.837	$ 0.768	$ 0.723	$ 0.633	$ 0.514	$ 0.691
—	—	—	—	—	—

$ 1.315	$ 1.283	$ 1.132	$ 0.915	$ 1.068	$ 1.083
$ 1.543	$ 1.315	$ 1.283	$ 1.132	$ 0.915	$ 1.068
17,015	87	38	68	58,213	58,111

$ 0.874	$ 0.763	$ 0.680	$ 0.529	$ 0.656	$ 0.857
$ 1.026	$ 0.874	$ 0.763	$ 0.680	$ 0.529	$ 0.656
—	—	—	—	—	—

$ 1.174	$ 1.170	$ 1.174	$ 1.142	$ 1.099	$ 1.030
$ 1.205	$ 1.174	$ 1.170	$ 1.174	$ 1.142	$ 1.099
—	—	—	—	—	—

$ 1.370	$ 1.211	$ 1.037	$ 0.760	$ 0.979	$ 1.004
$ 1.440	$ 1.370	$ 1.211	$ 1.037	$ 0.760	$ 0.979
—	—	—	—	50,534	50,534

33

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 0.579	$ 1.133	$ 1.026
Accumulation Unit Value at end of period	$ 0.857	$ 0.579	$ 1.133
Number of Accumulation Units outstanding at end of period	7,032	8,328	7,493
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 0.340	$ 1.002	$ 1.308
Accumulation Unit Value at end of period	$ 0.502	$ 0.340	$ 1.002
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 0.864	$ 1.230	$ 1.117
Accumulation Unit Value at end of period	$ 1.083	$ 0.864	$ 1.230
Number of Accumulation Units outstanding at end of period	11,815	11,824	11,824
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 1.580	$ 2.899	$ 3.118
Accumulation Unit Value at end of period	$ 2.026	$ 1.580	$ 2.899
Number of Accumulation Units outstanding at end of period	37,741	38,371	37,227
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 0.725	$ 1.073	$ 1.015
Accumulation Unit Value at end of period	$ 0.866	$ 0.725	$ 1.073
Number of Accumulation Units outstanding at end of period	-	—	—
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.344	$ 0.630	$ 0.594
Accumulation Unit Value at end of period	$ 0.936	$ 0.344	$ 0.630
Number of Accumulation Units outstanding at end of period	1,068	—	—
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 0.880	$ 1.322	$ 1.113
Accumulation Unit Value at end of period	$ 1.000	$ 0.880	$ 1.322
Number of Accumulation Units outstanding at end of period	81,322	79,297	64,791
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.765	$ 1.139	$ 1.030
Accumulation Unit Value at end of period	$ 0.974	$ 0.765	$ 1.139
Number of Accumulation Units outstanding at end of period	11,253	11,276	15,599

34

2006	2005	2004	2003	2002	2001

$ 0.897	$ 0.823	$ 0.738	$ 0.544	$ 0.811	$ —
$ 1.026	$ 0.897	$ 0.823	$ 0.738	$ 0.544	$ 0.811
7,826	—	—	—	—	—

$ 1.141	$ 1.094	$ 1.022	$ 0.801	$ 0.957	$ —
$ 1.308	$ 1.141	$ 1.094	$ 1.022	$ 0.801	$ 0.957
—	—	—	10,254	—	—

$ 1.077	$ 1.012	$ 0.955	$ 0.759	$ 1.022	$ —
$ 1.117	$ 1.077	$ 1.012	$ 0.955	$ 0.759	$ 1.022
11,824	70,846	48,369	27,658	17,133	17,133

$ 2.220	$ 1.974	$ 1.468	$ 1.074	$ 1.025	$ —
$ 3.118	$ 2.220	$ 1.974	$ 1.468	$ 1.074	$ 1.025
29,492	32,901	21,924	24,198	—	—

$ 0.903	$ 0.872	$ 0.777	$ 0.592	$ 0.872	$ —
$ 1.015	$ 0.903	$ 0.872	$ 0.777	$ 0.592	$ 0.872
—	—	—	—	—	—

$ 0.546	$ 0.543	$ 0.527	$ 0.368	$ 0.704	$ —
$ 0.594	$ 0.546	$ 0.543	$ 0.527	$ 0.368	$ 0.704
—	—	—	—	—	—

$ 0.901	$ 0.783	$ 0.644	$ 0.557	$ 0.710	$ —
$ 1.113	$ 0.901	$ 0.783	$ 0.644	$ 0.557	$ 0.710
64,791	38,674	—	—	—	—

$ 0.998	$ 0.935	$ 0.908	$ 0.775	$ 0.898	$ 0.932
$ 1.030	$ 0.998	$ 0.935	$ 0.908	$ 0.775	$ 0.898
16,019	18,005	20,644	63,176	26,714	29,770

35

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.476	$ 0.898	$ 0.760
Accumulation Unit Value at end of period	$ 0.692	$ 0.476	$ 0.898
Number of Accumulation Units outstanding at end of period	275,520	309,155	320,903
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.520	$ 0.873	$ 0.805
Accumulation Unit Value at end of period	$ 0.677	$ 0.520	$ 0.873
Number of Accumulation Units outstanding at end of period	132,263	132,342	132,341
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.568	$ 1.051	$ 0.799
Accumulation Unit Value at end of period	$ 0.854	$ 0.568	$ 1.051
Number of Accumulation Units outstanding at end of period	41,362	43,364	43,617
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.614	$ 1.497	$ 1.156
Accumulation Unit Value at end of period	$ 0.917	$ 0.614	$ 1.497
Number of Accumulation Units outstanding at end of period	204,943	195,644	171,772
ALGER SMALL CAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.573	$ 1.089	$ 0.943
Accumulation Unit Value at end of period	$ 0.820	$ 0.573	$ 1.089
Number of Accumulation Units outstanding at end of period	154,085	155,183	140,024
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.889	$ 1.172	$ 1.136
Accumulation Unit Value at end of period	$ 1.034	$ 0.889	$ 1.172
Number of Accumulation Units outstanding at end of period	116,877	107,400	150,035
AMERICAN NATIONAL EQUITY INCOME PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.805	$ 1.166	$ 1.176
Accumulation Unit Value at end of period	$ 0.922	$ 0.805	$ 1.166
Number of Accumulation Units outstanding at end of period	81,538	80,968	85,657

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

36

2006	2005	2004	2003	2002	2001

$ 0.734	$ 0.666	$ 0.641	$ 0.482	$ 0.730	$ 0.843
$ 0.760	$ 0.734	$ 0.666	$ 0.641	$ 0.482	$ 0.730
355,221	306,715	353,369	511,503	579,244	878,646

$ 0.748	$ 0.734	$ 0.692	$ 0.541	$ 0.798	$ 0.948
$ 0.805	$ 0.748	$ 0.734	$ 0.692	$ 0.541	$ 0.798
132,254	156,879	136,203	160,729	220,923	219,725

$ 0.681	$ 0.604	$ 0.567	$ 0.428	$ 0.657	$ 0.796
$ 0.799	$ 0.681	$ 0.604	$ 0.567	$ 0.428	$ 0.657
36,993	42,891	43,984	105,829	84,773	65,632

$ 1.066	$ 0.985	$ 0.885	$ 0.608	$ 0.877	$ 0.955
$ 1.156	$ 1.066	$ 0.985	$ 0.885	$ 0.608	$ 0.877
130,066	78,946	131,365	124,320	115,182	91,161

$ 0.798	$ 0.694	$ 0.604	$ 0.431	$ 0.594	$ 0.819
$ 0.943	$ 0.798	$ 0.694	$ 0.604	$ 0.431	$ 0.594
92,161	44,448	33,945	29,682	29,682	29,682

$ 1.036	$ 1.047	$ 1.003	$ 0.849	$ 0.923	$ 0.985
$ 1.136	$ 1.036	$ 1.047	$ 1.003	$ 0.849	$ 0.923
145,073	131,097	161,820	68,648	66,907	59,445

$ 1.010	$ 1.003	$ 0.932	$ 0.759	$ 0.897	$ 1.037
$ 1.176	$ 1.010	$ 1.003	$ 0.932	$ 0.759	$ 0.897
111,473	100,356	145,611	124,971	75,357	75,400

37

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.536	$ 0.867	$ 0.836
Accumulation Unit Value at end of period	$ 0.652	$ 0.536	$ 0.867
Number of Accumulation Units outstanding at end of period	-	—	—
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 1.074	$ 1.074	$ 1.044
Accumulation Unit Value at end of period	$ 1.057	$ 1.074	$ 1.074
Number of Accumulation Units outstanding at end of period	235,876	499,100	392,322
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.751	$ 0.957	$ 0.935
Accumulation Unit Value at end of period	$ 0.923	$ 0.751	$ 0.957
Number of Accumulation Units outstanding at end of period	25,577	27,426	13,570
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.711	$ 1.038	$ 1.033
Accumulation Unit Value at end of period	$ 0.806	$ 0.711	$ 1.038
Number of Accumulation Units outstanding at end of period	32,169	62,351	100,556
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.977	$ 1.341	$ 1.317
Accumulation Unit Value at end of period	$ 1.463	$ 0.977	$ 1.341
Number of Accumulation Units outstanding at end of period	107,657	114,697	152,778
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.924	$ 1.612	$ 1.352
Accumulation Unit Value at end of period	$ 1.153	$ 0.924	$ 1.612
Number of Accumulation Units outstanding at end of period	15,614	14,556	14,994
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 0.559	$ 1.005	$ 0.865
Accumulation Unit Value at end of period	$ 0.694	$ 0.559	$ 1.005
Number of Accumulation Units outstanding at end of period	35,626	37,557	40,924

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

38

2006	2005	2004	2003	2002	2001

$ 0.750	$ 0.739	$ 0.699	$ 0.558	$ 0.783	$ 0.951
$ 0.836	$ 0.750	$ 0.739	$ 0.699	$ 0.558	$ 0.783
—	—	—	—	—	—

$ 1.015	$ 1.005	$ 1.013	$ 1.023	$ 1.029	$ 1.016
$ 1.044	$ 1.015	$ 1.005	$ 1.013	$ 1.023	$ 1.029
231,737	245,486	33,305	98,997	118,289	454,685

$ 0.821	$ 0.784	$ 0.725	$ 0.610	$ 0.815	$ 0.956
$ 0.935	$ 0.821	$ 0.784	$ 0.725	$ 0.610	$ 0.815
15,098	15,699	16,349	27,436	27,447	25,683

$ 0.852	$ 0.837	$ 0.754	$ 0.601	$ 0.771	$ 0.881
$ 1.033	$ 0.852	$ 0.837	$ 0.754	$ 0.601	$ 0.771
107,929	121,698	235,416	180,033	167,582	211,175

$ 1.207	$ 1.194	$ 1.098	$ 0.912	$ 0.914	$ 0.918
$ 1.317	$ 1.207	$ 1.194	$ 1.098	$ 0.912	$ 0.914
136,048	128,364	50,833	40,013	40,013	11,331

$ 1.195	$ —	N/A	N/A	N/A	N/A
$ 1.352	$ 1.195	N/A	N/A	N/A	N/A
16,530	—	N/A	N/A	N/A	N/A

$ 0.812	$ 0.731	$ 0.644	$ 0.467	$ 0.644	$ 0.844
$ 0.865	$ 0.812	$ 0.731	$ 0.644	$ 0.467	$ 0.644
56,427	45,599	50,164	55,368	—	—

39

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.975	$ 1.068	$ 1.030
Accumulation Unit Value at end of period	$ 1.156	$ 0.975	$ 1.068
Number of Accumulation Units outstanding at end of period	66,430	69,042	43,340
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.103	$ 1.074	$ 1.027
Accumulation Unit Value at end of period	$ 1.143	$ 1.103	$ 1.074
Number of Accumulation Units outstanding at end of period	-	—	—
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.568	$ 1.129	$ 0.978
Accumulation Unit Value at end of period	$ 0.878	$ 0.568	$ 1.129
Number of Accumulation Units outstanding at end of period	1,139	1,001	—
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.861	$ 1.527	$ 1.322
Accumulation Unit Value at end of period	$ 1.149	$ 0.861	$ 1.527
Number of Accumulation Units outstanding at end of period	388,621	415,152	391,862
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.724	$ 1.286	$ 1.290
Accumulation Unit Value at end of period	$ 0.905	$ 0.724	$ 1.286
Number of Accumulation Units outstanding at end of period	21,153	44,134	56,441
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.777	$ 1.358	$ 1.233
Accumulation Unit Value at end of period	$ 1.000	$ 0.777	$ 1.358
Number of Accumulation Units outstanding at end of period	12,351	12,354	8,410
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.449	$ 1.017	$ 0.841
Accumulation Unit Value at end of period	$ 0.644	$ 0.449	$ 1.017
Number of Accumulation Units outstanding at end of period	103,827	110,330	78,302
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.621	$ 1.004	$ 0.969
Accumulation Unit Value at end of period	$ 0.772	$ 0.621	$ 1.004
Number of Accumulation Units outstanding at end of period	565,182	685,244	779,986

40

2006	2005	2004	2003	2002	2001

$ 1.004	$ —	N/A	N/A	N/A	N/A
$ 1.030	$ 1.004	N/A	N/A	N/A	N/A
3,564	3,311	N/A	N/A	N/A	N/A

$ 1.001	$ —	N/A	N/A	N/A	N/A
$ 1.027	$ 1.001	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 0.917	$ 0.864	$ 0.798	$ 0.622	$ 0.861	$ —
$ 0.978	$ 0.917	$ 0.864	$ 0.798	$ 0.622	$ 0.861
—	—	—	—	—	—

$ 1.205	$ 1.049	$ 0.925	$ 0.733	$ 0.824	$ 0.958
$ 1.322	$ 1.205	$ 1.049	$ 0.925	$ 0.733	$ 0.824
336,851	317,144	292,604	279,346	191,852	79,700

$ 1.092	$ —	N/A	N/A	N/A	N/A
$ 1.290	$ 1.092	N/A	N/A	N/A	N/A
31,817	—	N/A	N/A	N/A	N/A

$ 1.110	$ —	N/A	N/A	N/A	N/A
$ 1.233	$ 1.110	N/A	N/A	N/A	N/A
3,768	1,086	N/A	N/A	N/A	N/A

$ 0.812	$ 0.759	$ 0.721	$ 0.566	$ 0.737	$ 0.879
$ 0.841	$ 0.812	$ 0.759	$ 0.721	$ 0.566	$ 0.737
90,442	89,146	—	—	—	—

$ 0.853	$ 0.828	$ 0.762	$ 0.605	$ 0.792	$ 0.919
$ 0.969	$ 0.853	$ 0.828	$ 0.762	$ 0.605	$ 0.792
584,829	448,681	545,189	595,731	624,508	322,927

41

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.002	$ 1.054	$ 1.029
Accumulation Unit Value at end of period	$ 1.139	$ 1.002	$ 1.054
Number of Accumulation Units outstanding at end of period	21,722	20,544	21,164
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.328	$ 2.233	$ 1.966
Accumulation Unit Value at end of period	$ 1.827	$ 1.328	$ 2.233
Number of Accumulation Units outstanding at end of period	154,229	156,717	129,506
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.708	$ 1.303	$ 1.270
Accumulation Unit Value at end of period	0.891	$ 0.708	$ 1.303
Number of Accumulation Units outstanding at end of period	-	—	—
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.650	$ 1.237	$ 1.234
Accumulation Unit Value at end of period	$ 0.931	$ 0.650	$ 1.237
Number of Accumulation Units outstanding at end of period	29,315	29,314	34,795
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.664	$ 1.386	$ 1.335
Accumulation Unit Value at end of period	$ 1.029	$ 0.664	$ 1.386
Number of Accumulation Units outstanding at end of period	34,360	36,714	25,435
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.479	$ 0.799	$ 0.730
Accumulation Unit Value at end of period	$ 0.627	$ 0.479	$ 0.799
Number of Accumulation Units outstanding at end of period	109,883	109,896	118,992
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.430	$ 0.698	$ 0.585
Accumulation Unit Value at end of period	$ 0.583	$ 0.430	$ 0.698
Number of Accumulation Units outstanding at end of period	230,644	240,234	240,340
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 0.714	$ 1.084	$ 0.999
Accumulation Unit Value at end of period	$ 0.909	$ 0.714	$ 1.084
Number of Accumulation Units outstanding at end of period	10,835	10,845	18,096

42

2006	2005	2004	2003	2002	2001

$ 1.003	$ —	N/A	N/A	N/A	N/A
$ 1.029	$ 1.003	N/A	N/A	N/A	N/A
13,022	—	N/A	N/A	N/A	N/A

$ 1.777	$ 1.529	$ 1.246	$ 0.915	$ 1.033	$ —
$ 1.966	$ 1.777	$ 1.529	$ 1.246	$ 0.915	$ 1.033
99,328	122,264	123,454	103,718	98,157	520

$ 1.123	$ —	N/A	N/A	N/A	N/A
$ 1.270	$ 1.123	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.095	$ —	N/A	N/A	N/A	N/A
$ 1.234	$ 1.095	N/A	N/A	N/A	N/A
12,615	—	N/A	N/A	N/A	N/A

$ 1.169	$ —	N/A	N/A	N/A	N/A
$ 1.335	$ 1.169	N/A	N/A	N/A	N/A
12,582	—	N/A	N/A	N/A	N/A

$ 0.652	$ 0.651	$ 0.588	$ 0.469	$ 0.677	$ 0.901
$ 0.730	$ 0.652	$ 0.651	$ 0.588	$ 0.469	$ 0.677
120,485	122,159	123,956	123,533	126,514	194,373

$ 0.551	$ 0.512	$ 0.461	$ 0.359	$ 0.551	$ 0.839
$ 0.585	$ 0.551	$ 0.512	$ 0.461	$ 0.359	$ 0.551
340,891	340,956	341,022	351,778	351,883	405,022

$ 0.898	$ 0.849	$ 0.775	$ 0.644	$ 0.828	$ 1.003
$ 0.999	$ 0.898	$ 0.849	$ 0.775	$ 0.644	$ 0.828
17,090	64,966	65,760	32,628	29,365	32,725

43

ACCUMULATION UNIT VALUES For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.583	$ 0.927	$ 0.832
Accumulation Unit Value at end of period	$ 0.731	$ 0.583	$ 0.927
Number of Accumulation Units outstanding at end of period	25,506	25,506	25,529
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.977	$ 1.553	$ 1.528
Accumulation Unit Value at end of period	$ 1.208	$ 0.977	$ 1.553
Number of Accumulation Units outstanding at end of period	375,426	384,340	359,532
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.571	$ 1.130	$ 1.016
Accumulation Unit Value at end of period	$ 0.857	$ 0.571	$ 1.130
Number of Accumulation Units outstanding at end of period	184,015	231,586	457,909
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.239	$ 1.239	$ 1.193
Accumulation Unit Value at end of period	$ 1.322	$ 1.239	$ 1.239
Number of Accumulation Units outstanding at end of period	144,730	135,608	180,482
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.979	$ 1.650	$ 1.426
Accumulation Unit Value at end of period	$ 1.404	$ 0.979	$ 1.650
Number of Accumulation Units outstanding at end of period	82,585	80,931	82,003

44

2006	2005	2004	2003	2002	2001

$ 0.765	$ 0.720	$ 0.631	$ 0.514	$ 0.692	$ 0.892
$ 0.832	$ 0.765	$ 0.720	$ 0.631	$ 0.514	$ 0.692
25,529	25,529	27,202	84,574	84,597	74,981

$ 1.304	$ 1.274	$ 1.126	$ 0.911	$ 1.066	$ 1.082
$ 1.528	$ 1.304	$ 1.274	$ 1.126	$ 0.911	$ 1.066
278,567	254,440	278,963	289,108	245,269	98,605

$ 0.866	$ 0.758	$ 0.677	$ 0.527	$ 0.655	$ 0.857
$ 1.016	$ 0.866	$ 0.758	$ 0.677	$ 0.527	$ 0.655
157,264	110,632	6,618	—	—	—

$ 1.164	$ 1.162	$ 1.168	$ 1.137	$ 1.096	$ 1.029
$ 1.193	$ 1.164	$ 1.162	$ 1.168	$ 1.137	$ 1.096
115,102	87,200	11,873	40,738	44,133	12,441

$ 1.358	$ 1.202	$ 1.032	$ 0.757	$ 0.977	$ 1.004
$ 1.426	$ 1.358	$ 1.202	$ 1.032	$ 0.757	$ 0.977
92,809	95,382	136,767	117,894	81,897	35,940

45

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AIM V.I. DYNAMICS FUND
Accumulation Unit Value at beginning of period	$ 0.591	$ 1.153	$ 1.041
Accumulation Unit Value at end of period	0.824	$ 0.591	$ 1.153
Number of Accumulation Units outstanding at end of period	17,091	32,710	27,012
AIM V.I. FINANCIAL SERVICES FUND
Accumulation Unit Value at beginning of period	$ 0.408	$ 1.019	$ 1.327
Accumulation Unit Value at end of period	0.538	$ 0.408	$ 1.019
Number of Accumulation Units outstanding at end of period	12,864	10,817	10,314
AIM V.I. GLOBAL HEALTH CARE FUND
Accumulation Unit Value at beginning of period	$ 0.881	$ 1.251	$ 1.133
Accumulation Unit Value at end of period	1.122	$ 0.881	$ 1.251
Number of Accumulation Units outstanding at end of period	41,336	41,866	43,327
AIM V.I. GLOBAL REAL ESTATE FUND
Accumulation Unit Value at beginning of period	$ 1.611	$ 2.949	$ 3.163
Accumulation Unit Value at end of period	2.092	$ 1.611	$ 2.949
Number of Accumulation Units outstanding at end of period	10,897	49,991	46,927
AIM V.I. SMALL CAP EQUITY FUND
Accumulation Unit Value at beginning of period	$ 0.740	$ 1.091	$ 1.029
Accumulation Unit Value at end of period	0.944	$ 0.740	$ 1.091
Number of Accumulation Units outstanding at end of period	1,059	1,196	1,200
AIM V.I. TECHNOLOGY FUND
Accumulation Unit Value at beginning of period	$ 0.351	$ 0.641	$ 0.603
Accumulation Unit Value at end of period	0.544	$ 0.351	$ 0.641
Number of Accumulation Units outstanding at end of period	354,875	53,115	66,829
AIM V.I. UTILITIES FUND
Accumulation Unit Value at beginning of period	$ 0.898	$ 1.344	$ 1.129
Accumulation Unit Value at end of period	1.019	$ 0.898	$ 1.344
Number of Accumulation Units outstanding at end of period	51,342	151,593	350,742
ALGER BALANCED PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.782	$ 1.161	$ 1.047
Accumulation Unit Value at end of period	0.998	$ 0.782	$ 1.161
Number of Accumulation Units outstanding at end of period	64,752	222,742	230,733

46

2006	2005	2004	2003	2002	2001

$ 0.908	$ 0.831	$ 0.743	$ 0.546	$ 0.812	$ —
$ 1.041	$ 0.908	$ 0.831	$ 0.743	$ 0.546	$ 0.812
27,058	27,745	27,713	39,094	39,449	—

$ 1.155	$ 1.104	$ 1.030	$ 0.805	$ 0.958	$ —
$ 1.327	$ 1.155	$ 1.104	$ 1.030	$ 0.805	$ 0.958
10,395	10,348	10,272	7,891	—	—

$ 1.090	$ 1.021	$ 0.962	$ 0.763	$ 1.024	$ —
$ 1.133	$ 1.090	$ 1.021	$ 0.962	$ 0.763	$ 1.024
43,330	42,645	37,461	38,216	38,714	2,012

$ 2.247	$ 1.993	$ 1.478	$ 1.079	$ 1.027	$ —
$ 3.163	$ 2.247	$ 1.993	$ 1.478	$ 1.079	$ 1.027
172,023	101,705	204,219	173,401	—	—

$ 0.914	$ 0.880	$ 0.783	$ 0.594	$ 0.874	$ —
$ 1.029	$ 0.914	$ 0.880	$ 0.783	$ 0.594	$ 0.874
1,164	1,221	1,253	—	—	—

$ 0.553	$ 0.548	$ 0.530	$ 0.370	$ 0.705	$ —
$ 0.603	$ 0.553	$ 0.548	$ 0.530	$ 0.370	$ 0.705
66,851	85,346	75,497	10,516	10,527	—

$ 0.912	$ 0.791	$ 0.648	$ 0.559	$ 0.711	$ —
$ 1.129	$ 0.912	$ 0.791	$ 0.648	$ 0.559	$ 0.711
324,785	416,711	—	—	—	—

$ 1.013	$ 0.946	$ 0.917	$ 0.780	$ 0.902	$ 0.933
$ 1.047	$ 1.013	$ 0.946	$ 0.917	$ 0.780	$ 0.902
208,028	193,205	181,063	165,785	132,265	—

47

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
ALGER LARGE CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.487	$ 0.915	$ 0.773
Accumulation Unit Value at end of period	0.709	$ 0.487	$ 0.915
Number of Accumulation Units outstanding at end of period	154,934	180,321	186,513
ALGER GROWTH & INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.534	$ 0.890	$ 0.819
Accumulation Unit Value at end of period	0.694	$ 0.534	$ 0.890
Number of Accumulation Units outstanding at end of period	230,875	255,355	207,425
ALGER CAPITAL APPRECIATION PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.580	$ 1.071	$ 0.813
Accumulation Unit Value at end of period	0.865	$ 0.580	$ 1.071
Number of Accumulation Units outstanding at end of period	391,435	200,672	460,069
ALGER MID CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.627	$ 1.526	$ 1.175
Accumulation Unit Value at end of period	0.939	$ 0.627	$ 1.526
Number of Accumulation Units outstanding at end of period	450,494	270,716	187,265
ALGER SMALL CAP PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.585	$ 1.110	$ 0.959
Accumulation Unit Value at end of period	0.840	$ 0.585	$ 1.110
Number of Accumulation Units outstanding at end of period	42,964	75,573	316,385
AMERICAN NATIONAL BALANCED PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.908	$ 1.195	$ 1.155
Accumulation Unit Value at end of period	1.061	$ 0.908	$ 1.195
Number of Accumulation Units outstanding at end of period	87,846	95,341	77,686
AMERICAN NATIONAL EQUITY INCOME* PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.823	$ 1.188	$ 1.196
Accumulation Unit Value at end of period	0.952	$ 0.823	$ 1.188
Number of Accumulation Units outstanding at end of period	124,332	126,223	165,109

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

48

2006	2005	2004	2003	2002	2001

$ 0.745	$ 0.674	$ 0.647	$ 0.485	$ 0.733	$ 0.844
$ 0.773	$ 0.745	$ 0.674	$ 0.647	$ 0.485	$ 0.733
118,427	113,340	95,850	100,225	97,795	41,065

$ 0.759	$ 0.743	$ 0.698	$ 0.545	$ 0.801	$ 0.949
$ 0.819	$ 0.759	$ 0.743	$ 0.698	$ 0.545	$ 0.801
82,838	65,164	35,358	16,779	16,834	3,822

$ 0.691	$ 0.611	$ 0.572	$ 0.430	$ 0.660	$ 0.797
$ 0.813	$ 0.691	$ 0.611	$ 0.572	$ 0.430	$ 0.660
62,771	33,529	33,562	36,611	22,331	6,895

$ 1.081	$ 0.997	$ 0.894	$ 0.613	$ 0.881	$ 0.956
$ 1.175	$ 1.081	$ 0.997	$ 0.894	$ 0.613	$ 0.881
168,467	148,090	149,674	151,328	197,707	31,582

$ 0.810	$ 0.702	$ 0.610	$ 0.434	$ 0.596	$ 0.820
$ 0.959	$ 0.810	$ 0.702	$ 0.610	$ 0.434	$ 0.596
319,485	128,555	10,126	14,103	20,567	—

$ 1.051	$ 1.060	$ 1.013	$ 0.855	$ 0.927	$ 0.986
$ 1.155	$ 1.051	$ 1.060	$ 1.013	$ 0.855	$ 0.927
87,939	86,542	228,625	280,976	55,193	—

$ 1.024	$ 1.015	$ 0.940	$ 0.764	$ 0.901	$ 1.038
$ 1.196	$ 1.024	$ 1.015	$ 0.940	$ 0.764	$ 0.901
237,423	222,788	447,070	475,821	229,992	102,253

49

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
AMERICAN NATIONAL GROWTH PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 0.548	$ 0.884	$ 0.850
Accumulation Unit Value at end of period	0.668	$ 0.548	$ 0.884
Number of Accumulation Units outstanding at end of period	123,831	150,096	25,085
AMERICAN NATIONAL MONEY MARKET PORTFOLIO*
Accumulation Unit Value at beginning of period	$ 1.097	$ 1.095	$ 1.062
Accumulation Unit Value at end of period	1.083	$ 1.097	$ 1.095
Number of Accumulation Units outstanding at end of period	241,107	897,236	129,703
FEDERATED CAPITAL INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.767	$ 0.976	$ 0.951
Accumulation Unit Value at end of period	$ 0.873	$ 0.767	$ 0.976
Number of Accumulation Units outstanding at end of period	4,580	87,238	87,245
FEDERATED EQUITY INCOME FUND II
Accumulation Unit Value at beginning of period	$ 0.726	$ 1.058	$ 1.050
Accumulation Unit Value at end of period	$ 0.838	$ 0.726	$ 1.058
Number of Accumulation Units outstanding at end of period	37,106	29,146	38,218
FEDERATED HIGH INCOME BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.999	$ 1.367	$ 1.339
Accumulation Unit Value at end of period	$ 1.507	$ 0.999	$ 1.367
Number of Accumulation Units outstanding at end of period	645,046	118,242	124,144
FEDERATED KAUFMANN FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.932	$ 1.622	$ 1.358
Accumulation Unit Value at end of period	$ 1.140	$ 0.932	$ 1.622
Number of Accumulation Units outstanding at end of period	6,143	6,966	25,670
FEDERATED MID CAP GROWTH STRATEGIES FUND II
Accumulation Unit Value at beginning of period	$ 0.572	$ 1.025	$ 0.880
Accumulation Unit Value at end of period	$ 0.737	$ 0.572	$ 1.025
Number of Accumulation Units outstanding at end of period	16,168	14,131	17,512

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

50

2006	2005	2004	2003	2002	2001

$ 0.761	$ 0.748	$ 0.705	$ 0.562	$ 0.787	$ 0.952
$ 0.850	$ 0.761	$ 0.748	$ 0.705	$ 0.562	$ 0.787
55,326	52,156	49,174	44,199	12,202	2,838

$ 1.030	$ 1.017	$ 1.022	$ 1.030	$ 1.033	$ 1.017
$ 1.062	$ 1.030	$ 1.017	$ 1.022	$ 1.030	$ 1.033
15,354	259,467	124,052	15,710	—	119,640

$ 0.833	$ 0.794	$ 0.732	$ 0.614	$ 0.818	$ 0.957
$ 0.951	$ 0.833	$ 0.794	$ 0.732	$ 0.614	$ 0.818
87,251	87,259	87,267	87,276	112,748	12,924

$ 0.864	$ 0.847	$ 0.761	$ 0.605	$ 0.774	$ 0.882
$ 1.050	$ 0.864	$ 0.847	$ 0.761	$ 0.605	$ 0.774
38,419	29,294	33,491	43,458	16,684	—

$ 1.224	$ 1.208	$ 1.108	$ 0.919	$ 0.918	$ 0.919
$ 1.339	$ 1.224	$ 1.208	$ 1.108	$ 0.919	$ 0.918
131,936	137,120	118,508	58,473	58,473	—

$ 1.198	$ —	N/A	N/A	N/A	N/A
$ 1.358	$ 1.198	N/A	N/A	N/A	N/A
2,672	—	N/A	N/A	N/A	N/A

$ 0.823	$ 0.740	$ 0.650	$ 0.470	$ 0.646	$ 0.845
$ 0.880	$ 0.823	$ 0.740	$ 0.650	$ 0.470	$ 0.646
25,477	19,757	33,472	42,538	58,548	24,672

51

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FEDERATED QUALITY BOND FUND II – Primary Shares
Accumulation Unit Value at beginning of period	$ 0.984	$ 1.075	$ 1.034
Accumulation Unit Value at end of period	$ 1.176	$ 0.984	$ 1.075
Number of Accumulation Units outstanding at end of period	34,190	17,571	—
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Accumulation Unit Value at beginning of period	$ 1.113	$ 1.081	$ 1.031
Accumulation Unit Value at end of period	$ 1.172	$ 1.113	$ 1.081
Number of Accumulation Units outstanding at end of period	28,933	190,472	25,080
FIDELITY VIP AGGRESSIVE GROWTH PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.579	$ 1.148	$ 0.992
Accumulation Unit Value at end of period	$ 0.778	$ 0.579	$ 1.148
Number of Accumulation Units outstanding at end of period	26,798	26,803	33,859
FIDELITY VIP CONTRAFUND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.880	$ 1.557	$ 1.344
Accumulation Unit Value at end of period	$ 1.177	$ 0.880	$ 1.557
Number of Accumulation Units outstanding at end of period	300,392	382,720	404,775
FIDELITY VIP EQUITY-INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.731	$ 1.294	$ 1.295
Accumulation Unit Value at end of period	$ 0.931	$ 0.731	$ 1.294
Number of Accumulation Units outstanding at end of period	58,252	131,125	122,034
FIDELITY VIP GROWTH AND INCOME PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.784	$ 1.367	$ 1.238
Accumulation Unit Value at end of period	$ 0.983	$ 0.784	$ 1.367
Number of Accumulation Units outstanding at end of period	44,851	44,722	17,318
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.459	$ 1.037	$ 0.855
Accumulation Unit Value at end of period	$ 0.660	$ 0.459	$ 1.037
Number of Accumulation Units outstanding at end of period	19,655	19,679	64,073
FIDELITY VIP INDEX 500 PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.634	$ 1.023	$ 0.986
Accumulation Unit Value at end of period	$ 0.791	$ 0.634	$ 1.023
Number of Accumulation Units outstanding at end of period	401,565	502,603	477,810

52

2006	2005	2004	2003	2002	2001

$ 1.006	$ —	N/A	N/A	N/A	N/A
$ 1.034	$ 1.006	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.003	$ —	N/A	N/A	N/A	N/A
$ 1.031	$ 1.003	N/A	N/A	N/A	N/A
4,167	—	N/A	N/A	N/A	N/A

$ 0.928	$ 0.872	$ 0.804	$ 0.625	$ 0.863	$ —
$ 0.992	$ 0.928	$ 0.872	$ 0.804	$ 0.625	$ 0.863
36,164	36,177	26,768	26,779	26,790	2,899

$ 1.222	$ 1.061	$ 0.934	$ 0.738	$ 0.827	$ 0.959
$ 1.344	$ 1.222	$ 1.061	$ 0.934	$ 0.738	$ 0.827
338,141	231,448	146,562	146,019	83,373	31,697

$ 1.094	$ —	N/A	N/A	N/A	N/A
$ 1.295	$ 1.094	N/A	N/A	N/A	N/A
79,449	—	N/A	N/A	N/A	N/A

$ 1.111	$ —	N/A	N/A	N/A	N/A
$ 1.238	$ 1.111	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 0.824	$ 0.768	$ 0.728	$ 0.570	$ 0.740	$ 0.880
$ 0.855	$ 0.824	$ 0.768	$ 0.728	$ 0.570	$ 0.740
13,133	13,146	13,159	13,174	12,595	20,068

$ 0.865	$ 0.838	$ 0.770	$ 0.609	$ 0.795	$ 0.920
$ 0.986	$ 0.865	$ 0.838	$ 0.770	$ 0.609	$ 0.795
453,254	354,889	376,876	383,806	357,939	70,208

53

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.011	$ 1.061	$ 1.033
Accumulation Unit Value at end of period	$ 1.153	$ 1.011	$ 1.061
Number of Accumulation Units outstanding at end of period	26,721	17,099	—
FIDELITY VIP MID CAP PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 1.354	$ 2.271	$ 1.995
Accumulation Unit Value at end of period	$ 1.868	$ 1.354	$ 2.271
Number of Accumulation Units outstanding at end of period	292,554	289,201	411,957
FIDELITY VIP VALUE LEADERS PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.714	$ 1.311	$ 1.275
Accumulation Unit Value at end of period	$ 0.914	$ 0.714	$ 1.311
Number of Accumulation Units outstanding at end of period	35,385	35,437	30,022
FIDELITY VIP VALUE PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.656	$ 1.245	$ 1.239
Accumulation Unit Value at end of period	$ 0.932	$ 0.656	$ 1.245
Number of Accumulation Units outstanding at end of period	44,247	52,537	—
FIDELITY VIP VALUE STRATEGIES PORTFOLIO (Class 2)
Accumulation Unit Value at beginning of period	$ 0.671	$ 1.395	$ 1.341
Accumulation Unit Value at end of period	$ 1.041	$ 0.671	$ 1.395
Number of Accumulation Units outstanding at end of period	148,653	59,240	110,467
MFS CORE EQUITY SERIES
Accumulation Unit Value at beginning of period	$ 0.489	$ 0.814	$ 0.742
Accumulation Unit Value at end of period	$ 0.634	$ 0.489	$ 0.814
Number of Accumulation Units outstanding at end of period	41,054	41,023	41,019
MFS GROWTH SERIES
Accumulation Unit Value at beginning of period	$ 0.437	$ 0.708	$ 0.592
Accumulation Unit Value at end of period	$ 0.594	$ 0.437	$ 0.708
Number of Accumulation Units outstanding at end of period	61,305	79,217	79,829
MFS INVESTORS TRUST SERIES
Accumulation Unit Value at beginning of period	$ 0.730	$ 1.106	$ 1.016
Accumulation Unit Value at end of period	$ 0.905	$ 0.730	$ 1.106
Number of Accumulation Units outstanding at end of period	73,583	74,295	53,371

54

2006	2005	2004	2003	2002	2001

$ 1.005	$ —	N/A	N/A	N/A	N/A
$ 1.033	$ 1.005	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.798	$ 1.543	$ 1.254	$ 0.919	$ 1.035	$ —
$ 1.995	$ 1.798	$ 1.543	$ 1.254	$ 0.919	$ 1.035
524,028	477,281	362,948	293,462	65,017	33,015

$ 1.124	$ —	N/A	N/A	N/A	N/A
$ 1.275	$ 1.124	N/A	N/A	N/A	N/A
20,444	—	N/A	N/A	N/A	N/A

$ 1.097	$ —	N/A	N/A	N/A	N/A
$ 1.239	$ 1.097	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 1.171	$ —	N/A	N/A	N/A	N/A
$ 1.341	$ 1.171	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A

$ 0.661	$ 0.658	$ 0.593	$ 0.472	$ 0.680	$ 0.902
$ 0.742	$ 0.661	$ 0.658	$ 0.593	$ 0.472	$ 0.680
40,558	40,839	50,082	50,708	13,943	15,330

$ 0.556	$ 0.516	$ 0.462	$ 0.360	$ 0.550	$ 0.840
$ 0.592	$ 0.556	$ 0.516	$ 0.462	$ 0.360	$ 0.550
64,494	57,341	43,015	43,804	47,180	9,997

$ 0.910	$ 0.859	$ 0.782	$ 0.649	$ 0.831	$ 1.004
$ 1.016	$ 0.910	$ 0.859	$ 0.782	$ 0.649	$ 0.831
86,842	87,399	80,276	67,995	57,313	6,418

55

ACCUMULATION UNIT VALUES For Contracts With Minimum Guaranteed Death Benefit Rider
Subaccount	2009	2008	2007
MFS RESEARCH SERIES
Accumulation Unit Value at beginning of period	$ 0.594	$ 0.942	$ 0.843
Accumulation Unit Value at end of period	$ 0.765	$ 0.594	$ 0.942
Number of Accumulation Units outstanding at end of period	288	31,862	31,861
T. ROWE PRICE EQUITY INCOME PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.998	$ 1.583	$ 1.553
Accumulation Unit Value at end of period	$ 1.238	$ 0.998	$ 1.583
Number of Accumulation Units outstanding at end of period	406,245	574,441	560,065
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Accumulation Unit Value at beginning of period	$ 0.584	$ 1.152	$ 1.033
Accumulation Unit Value at end of period	$ 0.878	$ 0.584	$ 1.152
Number of Accumulation Units outstanding at end of period	451,618	217,063	230,749
T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.266	$ 1.263	$ 1.213
Accumulation Unit Value at end of period	$ 1.360	$ 1.266	$ 1.263
Number of Accumulation Units outstanding at end of period	46,322	411,468	70,150
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
Accumulation Unit Value at beginning of period	$ 1.000	$ 1.682	$ 1.450
Accumulation Unit Value at end of period	$ 1.417	$ 1.000	$ 1.682
Number of Accumulation Units outstanding at end of period	11,720	12,344	31,569

56

2006	2005	2004	2003	2002	2001

$ 0.773	$ 0.726	$ 0.635	$ 0.516	$ 0.693	$ 0.893
$ 0.843	$ 0.773	$ 0.726	$ 0.635	$ 0.516	$ 0.693
31,861	31,861	31,861	31,861	31,861	8,073

$ 1.323	$ 1.289	$ 1.137	$ 0.918	$ 1.070	$ 1.084
$ 1.553	$ 1.323	$ 1.289	$ 1.137	$ 0.918	$ 1.070
437,007	295,474	274,122	250,037	226,544	71,498

$ 0.879	$ 0.767	$ 0.683	$ 0.530	$ 0.658	$ 0.858
$ 1.033	$ 0.879	$ 0.767	$ 0.683	$ 0.530	$ 0.658
133,221	27,598	27,953	28,196	18,590	13,924

$ 1.181	$ 1.176	$ 1.179	$ 1.145	$ 1.101	$ 1.031
$ 1.213	$ 1.181	$ 1.176	$ 1.179	$ 1.145	$ 1.101
68,638	72,832	75,196	76,748	57,680	26,109

$ 1.378	$ 1.217	$ 1.042	$ 0.762	$ 0.981	$ 1.005
$ 1.450	$ 1.378	$ 1.217	$ 1.042	$ 0.762	$ 0.981
23,684	26,790	40,613	46,519	43,312	2,782

57

CONTRACT

Type of Contract

This Prospectus offers an individual deferred Variable Annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified or Non-Qualified Contract.

In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this Prospectus applies equally to certificates under group Contracts, unless the content specifies otherwise.

Certain provisions of the Contracts may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.

Contract Transactions

Surrenders and transfers requested by you and Purchase Payments made by you are processed only on Valuation Dates that American National Insurance Company is open for business. We are closed for business on Friday, November 26, 2010, and Thursday and Friday , December 23 and 24, 2010, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates on which we are closed for business, only scheduled automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, Portfolio rebalancing program, systematic withdrawal program) will be processed.  All other transactions will be processed on the next Valuation Date that we are open for business.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our Home Office. (See “Allocation of Purchase Payments” following this provision.) If your application cannot be processed within five (5) business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five (5) business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two (2) business days after a completed application is received at our Home Office. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our Processing Center.

You have a “free look” period during which you can return the Contract to our Processing Center and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted therefrom or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten (10) days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the Fidelity VIP Money Market Portfolio until the end of the fifteen (15) day period after the Date of Issue, or thirty-five (35) day period after the Date of Issue for a Contract issued in California. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the fifteen (15) day period, or thirty-five (35) day period for a Contract issued in California, effective when such payments are received at our Processing Center. No Surrender Charges are assessed on refunds.

58

Allocation of Purchase Payments

After the end of the fifteen (15) day period, or thirty-five (35) day period for a contract issued in California, and after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our Processing Center or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Ways to Make Purchase Payments

“You may make Purchase Payments by check drawn on a U.S. bank in U.S. dollars and made payable to “American National Insurance Company” or “ANICO.”  Purchase Payments after the initial Purchase Payment should be sent directly to the appropriate address shown on your billing statement.  If you do not receive a billing statement, send your Purchase Payment directly to American National Insurance Company, American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269.  We also accept Purchase Payments by bank draft, wire or exchange from another insurance company.  Purchase Payments from salary deduction plans may be made only if we agree.”

If we receive your Purchase Payment through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your Purchase Payment on the day we actually receive it, rather than the day the deduction from your payroll occurs.  This is important for you to know because your Purchase Payment receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to:

•	collect charges (except the Annual Contract Fee which is allocated pro-rata only among the Subaccounts);

•	pay surrender value;

•	provide benefits.

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

Determining Accumulation Unit Values

The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

59

•
add the per share amount  of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

•	divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

•	subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit Value for each corresponding Subaccount the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit Value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

•	Requests for transfers must be in writing and must be received by our Processing Center or may be made by calling us if a properly completed telephone authorization form is on file with us.

•	Requests for transfers must be clear and complete to be in good order.

•	Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

•	The minimum amount which may remain in a Subaccount after a transfer is $1,000.

•
Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Account on the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

•
The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision in the “Charges and Deduction” section of this Prospectus.)

We will make transfers and determine values at the end of the Valuation Period in which your transfer request is received. We will only make transfers that are in good order. We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging Fixed Account options.

Special Note on Frequent Transfers—Additional Restrictions. The Contract is not appropriate for frequent transfers, market timing or any other kind of short-term trading strategy among Subaccounts.  If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

When you make a request to transfer Accumulation Value from one (1) Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. These types of frequent transactions are referred to as “Frequent Trading,” “Market Timing,” or “Short-term Trading.” We discourage Frequent Trading.  Frequent Trading can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

•
When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This is often referred to as “arbitrage” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

•	When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell

60

•
investments prematurely and thereby lose otherwise available investment opportunities and gains.

When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Frequent Trading. If investors in a Portfolio engage in Frequent Trading, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

•
When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Frequent Trading. Frequent Trading often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

For the reasons discussed, we have adopted policies and procedures to help us identify and prevent Frequent Trading practices. While our policies and procedures are designed to identify and protect against Frequent Trading practices, there can be no certainty that we will identify and prevent Frequent Trading in all instances. When we do identify Frequent Trading, we will apply our policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception.

If we determine that you are engaging in Frequent Trading activity among the Subaccounts, we may, without prior notice, refuse to honor or process a transfer, reverse a transfer, or impose certain restrictions on your transfer privileges. If we reverse a transfer, we will do so within two (2) Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfer has been deemed Frequent Trading or otherwise potentially harmful to others, that the transfer has not been honored, and/or that your transfer privileges have been restricted.

We monitor for Frequent Trading activity among the Subaccounts based upon established parameters applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing.  For purposes of applying the parameters used to detect potential Frequent Trading and other potentially harmful activity, we may aggregate transfers made in two (2) or more Contracts that we believe are connected, such as two (2) policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control.

We may vary our Frequent Trading policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Frequent Trading policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Frequent Trading detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Frequent Trading or susceptible to the harmful effects of Frequent Trading discussed above. We may also vary our Frequent Trading policies and procedures among other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  The Company retains the discretion to change its Frequent Trading policies and procedures at any time.  The Company may even abandon such policies and procedures in the future; however, it is the Company’s present intention to maintain a diligent effort to discourage, detect and deter Frequent Trading.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Frequent Trading or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by

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phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one (1) or more of the Portfolios in the future.

Portfolio Frequent Trading Restrictions.  In addition to the restrictions we impose, each of the Portfolios may have its own Frequent Trading policies and procedures with respect to purchases and sales of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Frequent Trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the Frequent Trading policies and procedures of other Portfolios and the Frequent Trading policies and procedures for the Contract described in this Prospectus.

We are legally obligated to provide information about each amount you cause to be invested into or removed from the Portfolio.  If a Portfolio identifies you as having violated the Portfolio’s Frequent Trading Policies, we are obligated at the Portfolio’s request, to restrict or prohibit any further investment by you in respect to that Portfolio.  Any such restriction or prohibition may remain in place indefinitely.  You should review and comply with each Portfolio’s Frequent Trading Policies, which are disclosed in the Portfolios’ current prospectuses.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

•	the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC;

•	the SEC by order permits postponement for the protection of the Contract Owners; or

•
an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve (12) transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one (1) Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five (5) day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. You may only make telephone transactions by calling 1-800-306-2959.  We reserve the right to limit or prohibit telephone transactions.

Transactions that can be conducted over the telephone include:

•	transferring values;

•	changing how your purchase payments are allocated;

•	Initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

•	requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

•	confirming telephone transactions in writing to you; and/or

•	recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable

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for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine.

Please note that our telephone system may not always be available for telephone calls or facsimile transmissions.  Any telephone system, whether it is ours, yours, your service provider’s, or your registered representative’s can experience unscheduled outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.

Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Processing Center.

Special Programs

•
Dollar Cost Averaging Program – If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

•
Fixed Account Dollar Cost Averaging Program – If you participate in the Fixed Account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging Fixed Account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six (6) month or a twelve (12) month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging Fixed Account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six (6) or twelve (12) months of the allocation date, which will be the Date of Issue. At our discretion, we may change the rate that we set for new allocations to the dollar cost averaging Fixed Account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the six (6) month dollar cost averaging option is $2,500.  The minimum Purchase Payment to participate in the twelve (12) month dollar cost averaging option is $5,000. If you terminate the Fixed Account dollar cost averaging program any remaining balance in the Fixed Account dollar cost averaging option will be transferred to the Fixed Account.

Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit Value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

•
Rebalancing Program - Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the

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allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See the “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this Prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

•
Example 1 - Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000.

Accordingly, $4,000 of your withdrawal will be free of Surrender Charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

•
Example 2 - Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero. Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the Free Withdrawal Amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the Annuity Date is subject to certain other charges:

•	Administrative Charges

A $35 Annual Contract Fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

•	Premium Taxes

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Premium taxes (which presently range from 0% to 3.5%) will be deducted from Purchase Payments if assessed by a state.

•	Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. This fee does not apply to funds in the Fixed Account.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit Value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees. Mortality and expense risk fees do not apply to funds in the Fixed Account.

•	Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

•	Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve (12) transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

Deduction of Fees

Deductions for Annual Contract Fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

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DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

•	If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

•
A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our Processing Center of your surrender request.

Surrender value is determined by:

•	multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value;

•	adding any Accumulation Value in the Fixed Account; and

•	deducting any Surrender Charge.

We expect to pay surrenders within seven (7) days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this Prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a Qualified Plan. (See the “Taxation of Qualified Contracts” provision in the “Federal Tax Matters” section of this Prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70½. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see

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“Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

Confinement Waiver – The Surrender Charge will be waived upon receipt of written proof from a licensed physician that you have been confined in any of the following facilities for at least sixty (60) consecutive days:

•	a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides twenty-four (24) hour nursing service by or under the supervision of a graduate registered nurse (R.N.).

•	a convalescent care facility which

(1)
is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

•	a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less than six (6) months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available:

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue;

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within ninety (90) days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than ninety (90) days after the last day of confinement in such facility.

Disability Waiver - The Surrender Charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

•	proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

•	proof of continued disability; and

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•	examination by a licensed physician chosen by us at our option.

This waiver is not available:

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue;

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the greater of the Accumulation Value on the date due proof of death is received at our Home Office, or the sum of all Purchase Payments made less any withdrawals made prior to the date of death.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider can not be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three (3) optional Enhanced Death Benefit Riders:

(1)  minimum guaranteed death benefit rider;

(2)  3% guaranteed death benefit rider; and

(3)  5% guaranteed death benefit rider.

Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six (6) Contract Years. During the first six (6) Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six (6) Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six (6) Contract Year period; or

(2)
the minimum guaranteed death benefit  at the start of the immediately preceding six (6) Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six (6) Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six (6) Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related Surrender Charge).

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Example 1 - Assume you have made $4,000 in total Purchase Payments during the first six (6) Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six (6) Contract Year period would be $4,000.

Example 2 - Assume you make a $2,000 partial surrender in the third Contract Year of the first six (6) Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 - Assume you make a $4,000 partial surrender in the second Contract Year of the second six (6) Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six (6) Contract Year period, that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six (6) Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by:

•
dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six (6) Contract Year period plus $1,000 in Purchase Payments made since the end of the last six (6) Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death; or

(1)	the day of the oldest Contract Owner’s 85th birthday; or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

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5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven (7) business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision in the “Distributions During the Annuity Period” section of this Prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

•
Non-Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin not later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

•
Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin not later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70½ or retires. If you have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this Prospectus.)

Annuity Options

The following annuity options are available.

•
Option 1 - Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one (1) annuity payment if death occurred before the due date of the second annuity payment, two (2) if death occurred before the third annuity payment date, etc.

•	Option 2 - Life Annuity with ten (10) or twenty (20) Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period

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•
certain of not less than ten (10) or twenty (20) years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

Option 3 - Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•
Option 4 - Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two (2) named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only (1) one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two (2) annuity payments if both died before the third annuity payment date, etc.

•
Option 5 - Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding thirty (30). Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•
Option 6 - Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•
Option 7 - Deposit Option - This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms - May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one (1) of the first four (4) options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven (7) days of receipt of the request at our Processing Center based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after Option 7 has started, the balance held by us will be paid to the beneficiary’s estate.

Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your Contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used

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to determine payments.  After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the Contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity Contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity Contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of Annuity Units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.

Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

(a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

(b) is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one (1) plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one (1) year for each

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full five (5) year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one (1) year for each full five (5) year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our Home Office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7947. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the Separate Account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the Separate Account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under Variable Annuity Contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other Contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not our only Separate Account that invests in the Portfolios. Other Separate Accounts, including those funding other Variable Annuity Contracts, variable life insurance policies and other insurance company variable Contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with Owners of variable life insurance

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policies and Owners of other Variable Annuity Contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or Owners of other Contracts and the retirement plans or their participants which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this Prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND:	THE ALGER PORTFOLIOS* CLASS I-2 SHARES
ADVISER:	FRED ALGER MANAGEMENT, INC.

Subaccount investing in: Investment objective:
Alger Small Cap Growth Portfolio● seeks long-term capital appreciation
Alger Large Cap Growth Portfolio seeks long-term capital appreciation
Alger Mid Cap Growth Portfolio seeks long-term capital appreciation
Alger Capital Appreciation Portfolio seeks long-term capital appreciation
Alger Growth & Income Portfolio primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger Balanced Portfolio seeks current income and long-term capital appreciation
● Not available for investment for contracts issued on or after July 1, 2007.
*On September 23, 2009 The Alger American Fund became The Alger Portfolios. The names of the Fund were changed by removing the name “American”, and all funds were reclassified as Class I-2 shares.

FUND:	FEDERATED INSURANCE SERIES
ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY

FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA IS THE ADVISER FOR FEDERATED CAPITAL INCOME FUND II, FEDERATED MID CAP GROWTH STRATEGIES FUND II, FEDERATED EQUITY INCOME FUND II AND FEDERATED KAUFMANN FUND II

Subaccount investing in:	Investment objective:

Federated Capital Income Fund II                                                                      seeks to achieve high current income and moderate capital appreciation
Subadvised by: Federated Investment Management Company
Federated Mid Cap Growth Strategies Fund II	seeks capital appreciation
Federated Equity Income Fund II	seeks to provide above average income and capital appreciation
Federated Kaufmann Fund II – Primary Shares	seeks capital appreciation
Subadvised by: Federated Global Investment Management Corp.

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ADVISER:	FEDERATED INVESTMENT MANAGEMENT COMPANY IS THE ADVISER FOR FEDERATED HIGH INCOME BOND FUND II, FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II AND FEDERATED QUALITY FUND II
Subaccount investing in:	Investment objective:

Federated High Income Bond Fund II – Primary Shares seeks high current income
Federated Fund for U.S. Government Securities II seeks to provide current income
Federated Quality Bond Fund II – Primary Shares seeks to provide current income

FUND:	FIDELITY VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
ADVISER:	FIDELITY MANAGEMENT & RESEARCH COMPANY

Subaccount investing in:Investment objective:
VIP Money Market Portfolio                                                           seeks as high a level of current income as is consistent with preservation of capital and liquidity.
subadvised by:
Fidelity Investments Money Management, Inc.
Fidelity Research & Analysis Company
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Hong Kong) Limited
Fidelity Management & Research (Japan) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
________________________________________________________________________________________
VIP Mid Cap Portfolio                                                                      seeks long-term growth of capital
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.
VIP Index 500 Portfolio	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500SM Index (S&P 500®)
Subadvised by:
Geode Capital Management
FMR Co., Inc
VIP Contrafund® Portfolio	seeks long-term capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
Subaccount investing in:Investment objective:
VIP Growth Strategy Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
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Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Growth Opportunities Portfolio	seeks to provide capital growth
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Equity-Income Portfolio	seeks reasonable income and will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®
subadvised by:
FMR Co., Inc.
VIP Investment Grade Bond Portfolio	seeks as high a level of current income as is consistent with the preservation of capital subadvised by:
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Money Management, Inc.
VIP Growth and Income Portfolio	seeks high total return through a combination of current income and capital appreciation.
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
VIP Value Leaders Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.
Subaccount investing in:Investment objective:
VIP Value Strategies Portfolio	seeks capital appreciation
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.

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FUND:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)* – SERIES I SHARES
ADVISER:	INVESCO AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:

Invesco V.I. Global Health Care Fund	seeks capital growth
Invesco V.I. Small Cap Equity Fund seeks long-term growth of capital
Invesco V.I. Utilities Fund seeks capital growth and also seeks current income
Invesco V.I. Dynamics Fund seeks long-term capital growth
Invesco V.I. Financial Services Fund seeks capital growth
Invesco V.I. Technology Fund seeks capital growth
Invesco V.I. Global Real Estate Fund	seeks to achieve high total return through growth of capital and current income.
Subadvisor(s): Invesco Trimark Investment Management Inc; Invesco Global Asset Management (N.A.), Inc.: Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited.
* On April 30, 2010, AIM Variable Insurance Funds changed the name of the Funds by removing “AIM”, and replacing with “Invesco.” The name “AIM Variable Insurance Funds” became “AIM Variable Insurance Funds (Invesco Variable Insurance Funds)”

FUND:	MFS® VARIABLE INSURANCE TRUST – INITIAL CLASS SHARES
ADVISER:	MASSACHUSETTS FINANCIAL SERVICE COMPANY

Subaccount investing in: Investment objective:
MFS Core Equity Series seeks capital appreciation
MFS Growth Series seeks capital appreciation
MFS Research Series seeks capital appreciation
MFS Investors Trust Series seeks capital appreciation

T. ROWE PRICE
ADVISER:	T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER:	T. Rowe Price International, Inc., is responsible for selection and management of the Portfolio investments of T. Rowe Price International Series, Inc.

FUND:	T. ROWE PRICE EQUITY SERIES, INC.
Subaccount investing in:Investment objective:
T. Rowe Price Equity Income Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio* seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND:	T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:

T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

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FUND:	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Subaccount investing in: Investment objective:
T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
*Not available for investment in Contracts issued on or after May 1, 2004.

The Funds, their managers, or affiliates thereof, may make payments to American National and/or its affiliates in connection with certain administrative, marketing and other services that we (and our affiliates) provide and the expenses that we incur. These payments may be derived, in whole or in part, from “Rule 12b-1” fees deducted from Fund assets and/or from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.  The amount of these payments may be substantial, may vary between Funds and Portfolios, and generally are based on a percentage of the assets in the Funds that are attributable to the Contracts and other variable insurance products issued by American National.  American National may use these payments for any corporate purpose, including payment of expenses that American National and/or its affiliates incur in promoting, marketing, and administering the Contracts, and, in its role as an intermediary to the Funds.  American National and its affiliates may profit from these payments.

During 2009, we received the following amounts with respect to the following Funds:

Fund	Amount We Received
AIM Variable Insurance Funds	$ 72,477.55
The Alger Fund	115,773.20
Fidelity Variable Insurance Products	468,666.86
Federated Insurance Series	73,940.76
MFS Variable Insurance Trust	16,924.22
T. Rowe Price	113,214.43

During 2010, we expect to receive the following percentages of the Accumulation Value under the Contracts that are invested in each Fund:

Fund	Percentage We Anticipate Receiving
AIM Variable Insurance Funds	.25%
The Alger Fund	.25%
Fidelity Variable Insurance Products	.40%
Federated Insurance Series	.25%
MFS Variable Insurance Trust	.15%
T. Rowe Price	.10%

The Portfolios are sold only to Separate Accounts of insurance companies offering Variable Annuity and variable life insurance Contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general public and should not be mistaken for other Portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

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The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one (1) share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our Separate Accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payments to the Fixed Account. In addition, if you participate in our Fixed Account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging Fixed Account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging Fixed Account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions in the “Contract” section of this Prospectus.)

Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging Fixed Account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or the 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging Fixed Account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent

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tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity Contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity Contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the Contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, Purchase Payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 59½;

•	made because of the death of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the Contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the Contract will be taxed.

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•
For Variable Annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the Contract by the total number of expected annuity payments.

•
For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the Contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity Contract for federal income tax purposes, the Code requires any Non-Qualified annuity Contract to contain certain provisions concerning how an interest in the Contract is distributed on the Owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All Non-Qualified, deferred annuity Contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one (1) annuity Contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two (2) or more annuity Contracts purchased by the same Owner (it has authority to issue regulations on aggregating multiple Contracts). Accordingly, you should consult a tax advisor before purchasing more than one (1) annuity Contract.

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Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one (1) annuity Contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified limits;

•	distributions received prior to age 59½ (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules;

•	aggregate distributions in excess of a specified annual amount; and

•	contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity Contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the Contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70½; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “five percent (5%) owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70½. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70½.

❑Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

❑ Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity Contracts for their employees. Generally, payments to Section 403(b) annuity Contracts will be excluded from the gross income of the employee,

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subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity Contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59½, and separation from service, disability, or financial hardship:

(a)	salary reduction contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

❑ Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

❑ Roth IRAs - Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five (5) taxable years starting with the year in which the first contribution is made to the Roth IRA.

❑ Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70½, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available. Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

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Other Tax Issues

Qualified Plans have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Other distributions from Qualified Plans generally are subject to withholding for the Plan Participant’s federal income tax liability. The withholding rate varies according to the type of distribution and the Participant’s tax status. The Participant will be provided the opportunity to elect not to have tax withheld from distributions.

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two (2) or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from the Contract, or from any applicable payment, and pay it directly to the IRS.

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity Contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity Contract purchase.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment of the group unallocated Contract. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

INVESTMENT PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

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Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or Enhanced Death Benefit rider costs.

The Subaccount investing in the Fidelity VIP Money Market Portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a seven (7) day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (“SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the Financial Industry Regulatory Authority (“FINRA”). More information about SM&R and its registered persons is available through FINRA BrokerCheck at http://www.finra.org or by calling 1-800-289-9999. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales of the Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts (“selling brokers”); and (ii) its own registered representatives who are registered with the FINRA and with the states in which they do business. The selling brokers also sell the Contracts through registered representatives.  Their registered representatives are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other selling brokers.  The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year Purchase Payments or as a combination of a percentage of first year Purchase Payments and percentage of Accumulation Value in subsequent years. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts.

The amount of commissions we pay may vary based on the options that are available under a Contract and on the optional benefits a Contract Owner elects when he or she purchases the

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Contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time Purchase Payments have been held under the Contract, Accumulation Values and elected features and benefits).

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative. Since registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through a selling broker, we pay the entire sales commission directly to the selling broker; that broker may retain a portion of the commission before it pays a commission or other compensation to the registered representative who sold the Contract.

In addition to such commissions, we may pay dining or entertainment expenses for the selling brokers or their representatives. The selling brokers may from time to time invite us to participate in conferences sponsored by the selling broker. The selling broker typically requests that we pay a fee ranging from a nominal amount to $95,000 for our participation, but the amount actually paid is usually negotiated. In calendar year 2009, the actual fees paid ranged from  $500 to  $55,000, depending upon our level of participation in the conference. Finally, we may pay a selling broker an additional sales incentive contingent upon a specified level of qualifying premium of variable life insurance sales. Currently, we do not have selling brokers qualifying for such contingent incentives.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other sale incentives and marketing payments, are not charged directly to you or to your Accumulation Value but are taken into account when setting the levels of fees and charges that you do pay.
LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

“The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company Processing Center
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269

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STATEMENT OF ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this Prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those Contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov. The table of contents for the Statement of Additional Information follows:

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A Statement of Additional Information containing more detailed information about the Contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

“American National Insurance Company Processing Center
Variable Contracts Department
P.O. Box 696893
San Antonio, Texas 78269”

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Form 4879	Rev 5-10

PART B
STATEMENT OF ADDITIONAL INFORMATION
FOR THE
WEALTHQUEST III VARIABLE ANNUITY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
ONE MOODY PLAZA, GALVESTON TX 77550-7947
1-800-306-2959
RELATING TO THE PROSPECTUS DATED MAY 1, 2010

Registrant

American National Insurance Company Separate Account
One Moody Plaza
Galveston, Texas 77550-7947

Depositor

American National Insurance Company
One Moody Plaza
Galveston, TX 77550-7947

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Registered Public Accounting Firm

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information dated May 1, 2010 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2010 by calling 1-800-306-2959, or writing to American National Insurance Company Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”).

Form 4879-SAI	Rev. 5-10

THE CONTRACT

The following information provides additional information about the Contract, supplements the description in the prospectus, and may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the following: the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence; the amount of any premium tax owed (if applicable); the annuity option selected; and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (“AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above.

Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one (1) year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value
Annuity of 120 monthly payments certain

1.	Annuity Unit value, beginning of period	$ .980000

2.	Net investment factor for period	1.001046

3.	Daily adjustment for 2.5% assumed investment rate

                              . 999932^30 = .99796

4.	(2) x (3)	.99900

5.	Annuity Unit value, end of period (1) x (4)	$.97902

Illustration: Annuity Payments
Annuity of 120 monthly payments certain

1.	Number of Accumulation Units at Annuity Date 10,000.00

2.	Accumulation Unit value (10 days prior to date of

first monthly payment) $1.800000

3.	Accumulation Value of Contract (1) x (2)	$ 18,000.00

4.	First monthly annuity payment per $1,000 of net

sum payable (assume equal to Accumulation Value) $9.39

5.	First monthly annuity payment (3) x (4) / 1,000	$169.02

6.	Annuity Unit value (10 days prior to date of first

monthly payment) $.980000

7.	Number of Annuity Units (5) / (6)	172.469

8.	Assume Annuity Unit value for second month equal to $.997000

9.	Second monthly annuity payment (7) x (8)	$171.95

10.	Assume Annuity Unit value for third month equal to $.953000

11.	Third monthly annuity payment (7) x (10)	$163.87

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed on to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming thirty (30) days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025) 30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National may be permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code (“The Code”). 401(k) Contracts are also not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no charge to participate in the Minimum Distribution Program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70½. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

The Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the IRS currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

The Contracts are offered to the public through broker/dealers licensed under federal securities laws and, as necessary, state insurance laws. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts, however, we reserve the right to do so.

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with Securities Management and Research, Inc. ("SM&R"), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contracts. SM&R’s home office is located at 2450 South Shore Boulevard, League City, TX 77573. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “34 Act”) to sell the Contracts; and (ii) its own registered representatives. The selling brokers also sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with the sales activities of their registered representatives, SM&R is responsible for:

•	compliance with the requirements of any applicable state broker-dealer regulations and the 34 Act;

•	keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the 34 Act;

• training the registered representatives for the sale of Contracts; and

•	forwarding all Purchase Payments for sales of the Contracts by those registered representatives directly to American National.

SM&R is not entitled to any remuneration for its services as principal underwriter; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter. Commissions are paid to the selling brokers under their respective agreements with SM&R. SM&R passes through commissions it receives to the selling broker for their respective sales, and does retain any portion of those commissions. Similarly, commissions are paid to the registered representatives of SM&R for the sale of the Contracts.

We paid aggregate commissions of $2,907,757, $4,159,512, and $5,439,002 in 2009, 2008, and 2007, respectively, to the registered representatives of SM&R for the sale of variable life policies and variable annuity contracts by its registered representatives and the selling brokers. SM&R did not retain any of these commissions.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, the Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i) if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii) if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five (5) years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one (1) year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•
other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•
the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•
the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent one (1), five (5), and ten (10) year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually-compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten (10) years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten (10) years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Non-standardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Non-standard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical 7-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one (1) Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one (1) from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] - 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[([a – b]/cd + 1)6 - 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

•	collect charges;

•	pay surrenders;

•	provide benefits; or

•	transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another Portfolio of a registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

•	operate the Separate Account as a management company,

•	de-register the Separate Account if registration is no longer required,

•	combine the Separate Account with other Separate Accounts,

•	restrict or eliminate any voting rights associated with the Separate Account, or

•	transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.*

The participation agreement for the American National Fund provides for termination:

•	upon sixty (60) days advance written notice by any party;

•	by American National, if any of the American National Fund’s shares are not reasonably available to meet the requirements of the Contracts;

•
by American National, if any of the shares of the American National Fund are not registered, issued, or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts;

•
by American National, upon the requisite vote of the Contract Owners having an interest in a particular Subaccount to substitute the shares of another investment company for the corresponding American National Fund shares; or

•	by American National, upon institution of formal proceedings against the American National Fund by the SEC.

* On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty (60) days advance written notice by any party;

•
by American National, with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts;

•
by American National, with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•
by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify;

•	by American National, with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement;

•
by the Fidelity Funds, or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National, upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by the Fidelity Funds, or the underwriter, forty-five (45) days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or

•
upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•
by American National, with respect to any T. Rowe Price Portfolio, if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts;

•
by American National, with respect to any T. Rowe Price Portfolio, if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•
by the T. Rowe Price Funds or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement;

•
by American National, upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, FINRA, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement;

•
by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify;

•
by American National, with respect to any T. Rowe Price Portfolio, if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply;

•
by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National, upon a determination by American National, that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by the T. Rowe Price Funds or the underwriter sixty (60) days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if, at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or

•
upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one-hundred-eighty days advance written notice by any party;

•	at American National’s option, if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts;

•
at the option of the Federated Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares;

•	at American National’s option, upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, FINRA, or any other regulatory body;

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund;

•
if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts;

•
upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund;

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•
at American National’s option, to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•
at the option of the MFS Fund, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund;

•
at American National’s option, upon the institution of formal proceedings against the MFS Fund by the SEC, FINRA, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;

•
at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund;

•
by the MFS Fund or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement; or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger Portfolios Class I-2 Shares

This participation agreement provides for termination:

•	upon six (6) months advance written notice by any party;

•
at American National’s option to the extent the shares of any Alger Portfolios are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National;

•
at the option of the Alger Portfolios, or the underwriter, upon the institution of formal proceedings against American National by the SEC, FINRA, or any other regulatory body regarding American National’s duties under the Alger Portfolios participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger Portfolios;

•
at American National’s option, upon the institution of formal proceedings against the Alger Portfolios by the SEC, FINRA, or any other regulatory body regarding the Alger Portfolios or the underwriter’s duties under the Alger Portfolios participation agreement or related to the sale of shares of the Alger Portfolios;

•
at the option of any party, upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger Portfolios, provided American National gives the Alger Portfolios and the underwriter thirty (30) days advance written notice of any proposed vote or other action taken to replace the shares of the Alger Portfolios;

•
by the Alger Portfolios, or the underwriter, upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•
by American National, upon a determination, by American National that the Alger Portfolios or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity;

•	at the option of any party, upon another party’s material breach of any provision of the Alger Portfolios participation agreement; or

•	upon assignment of the Alger Portfolios participation agreement, unless made with the written consent of the parties to the Alger Portfolios participation agreement.

AIM Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six (6) months advance written notice by any party, with or without cause; or

•
Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the FINRA, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two (2)-business-days advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements and supplementary schedules of American National Insurance Company and subsidiaries as of December 31, 2009 and 2008, for each of the years in the three-year period ended December 31, 2009 and the financial statements and financial highlights of the segregated subaccounts of American National Separate Variable Annuity Account as of December 31, 2009 and for each of the periods indicated herein, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Report of Independent Registered Public Accounting Firm

To The Board of Directors of American National Insurance Company and
Policy Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of Alger Small Cap Growth, Alger Large Cap Growth, Alger Growth & Income, Alger Balanced, Alger Mid Cap Growth, Alger Capital Appreciation, Federated Capital Income Fund II, Federated Fund for U.S. government Securities II, Federated High Income Bond Fund II – Primary Shares, Federated Mid Cap Growth Strategies Fund II, Federated Equity Income Fund II, Federated Quality Bond Fund II – Primary Shares, Federated Kaufmann Fund II – Primary Shares, Fidelity Variable Insurance Product (VIP) Growth & Income, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Investment Grade Bond, Fidelity VIP Asset Manager, Fidelity VIP Index 500, Fidelity VIP Contrafund, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Aggressive Growth II, Fidelity VIP Asset Manager II, Fidelity VIP Contrafund II, Fidelity VIP Index 500 II, Fidelity VIP Growth Opportunities II, Fidelity VIP Mid Cap II, Fidelity VIP Equity Income II, Fidelity VIP Investment Grade Bond II, Fidelity VIP Growth & Income II, Fidelity VIP Value II, Fidelity VIP Value Strategies II, Fidelity VIP Value Leaders II, AIM Variable Insurance Funds (V.I.) Dynamics, AIM V.I. Global Health Care, AIM V.I. Technology, AIM V.I. Global Real Estate, AIM V.I. Utilities, AIM V.I. Financial Services, AIM V.I. Small Cap Equity, MFS Growth, MFS Core Equity, MFS Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small-Cap/Mid-Cap, AN International Stock ,T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging Markets segregated subaccounts of American National Variable Annuity Separate Account, (the Account) as of December 31, 2009, and the related statement of Operations for the year, or lesser period, then ended and the related statements of changes in net assets for each of the years, or lesser periods, in the two-year period then ended and the financial highlights for each of the years, or lesser periods, in the five-year period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights referred to above are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned segregated subaccounts of American National Variable Annuity Separate Account as of December 31, 2009 and the results of their operations for the year, or lesser period, then ended, changes in net assets for each of the years, or lesser periods, in the two-year period then ended, and their financial highlights for each of the years, or lesser period, in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Houston, Texas
April 30, 2010

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Assets	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
85,368 shares at net asset value of $25.58	2,184	—	—
(cost $2,267)
52,467 shares at net asset value of $38.80	—	2,036	—
(cost $1,854)
101,481 shares at net asset value of $9.260	—	—	940
(cost $1,015)
Total Assets	2,184	2,036	940

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	2,184	2,036	940

Policyholders' Equity
WealthQuest Variable Annuity II	80	145	58
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	463	270	91
WealthQuest III Variable Annuity - 6 yr. Ratchet	36	110	160
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1
WealthQuest III Variable Annuity - 5% Roll-up	126	191	90
Group Unallocated Variable Annuity Registered	1,479	1,320	540
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	101,869	203,017	85,011
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	545,072	377,935	130,398
WealthQuest III Variable Annuity - 6 yr. Ratchet	42,964	154,934	230,875
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1,298
WealthQuest III Variable Annuity - 5% Roll-up	154,085	275,520	132,263
Group Unallocated Variable Annuity Registered	1,644,832	1,740,963	727,872
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.78	0.71	0.68
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.85	0.71	0.70
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.84	0.71	0.69
WealthQuest III Variable Annuity - 3% Roll-up			0.77
WealthQuest III Variable Annuity - 5% Roll-up	0.82	0.69	0.68
Group Unallocated Variable Annuity Registered	0.90	0.76	0.74
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Assets	Alger Balanced	Alger Mid Cap Growth	AlgerCapital Appreciation
256,105 shares at net asset value of $10.79	2,763	—	—
(cost $3,053)
273,975 shares at net asset value of $10.68	—	2,926	—
(cost $3,536)
58,328 shares at net asset value of $ 45.92	—	—	2,678
(cost $2,499)
Total Assets	2,763	2,926	2,678

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	2,763	2,926	2,678

Policyholders' Equity
WealthQuest Variable Annuity II	225	206	86
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,077	637	583
WealthQuest III Variable Annuity - 6 yr. Ratchet	65	423	339
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2
WealthQuest III Variable Annuity - 5% Roll-up	11	188	35
WQ III Group Unallocated Variable Annuity	1,385	1,472	1,633
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	227,593	222,736	107,706
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,069,239	671,075	667,271
WealthQuest III Variable Annuity - 6 yr. Ratchet	64,752	450,494	391,435
WealthQuest III Variable Annuity - 3% Roll-up	343	72	2,098
WealthQuest III Variable Annuity - 5% Roll-up	11,253	204,943	41,362
WQ III Group Unallocated Variable Annuity	1,297,302	1,465,120	1,764,548
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.99	0.92	0.80
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.01	0.95	0.87
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.00	0.94	0.87
WealthQuest III Variable Annuity - 3% Roll-up	0.99	0.93	0.95
WealthQuest III Variable Annuity - 5% Roll-up	0.98	0.92	0.85
WQ III Group Unallocated Variable Annuity	1.07	1.00	0.93

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
53,985 shares at net asset value of $8.67	468	—	—
(cost $458)
126,051 shares at net asset value of $11.45	—	1,443	—
(cost $1,416)
641,378 shares at net asset value of $6.67	—	—	4,278
(cost $3,918)
Total Assets	468	1,443	4,278

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	468	1,443	4,278

Policyholders' Equity
WealthQuest Variable Annuity II	11	453	390
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	49	182	1,143
WealthQuest III Variable Annuity - 6 yr. Ratchet	4	34	972
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	24	—	158
WQ III Group Unallocated Variable Annuity	380	774	1,615
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	10,974	291,349	260,709
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	50,209	157,011	751,026
WealthQuest III Variable Annuity - 6 yr. Ratchet	4,580	28,933	645,046
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	25,577		107,657
WQ III Group Unallocated Variable Annuity	365,201	640,768	1,001,911
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.00	1.56	1.50
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.98	1.16	1.52
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.87	1.17	1.51
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.92	—	1.46
WQ III Group Unallocated Variable Annuity	1.04	1.21	1.61

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond-Prim. Sh.	Federated Kaufmann-Prim. Sh.
48,585 shares at net asset value of $16.64	808	—	—	—
(cost $939)
68,600 shares at net asset value of $11.93	—	818	—	—
(cost $898)
60,708 shares at net asset value of $11.20	—	—	680	—
(cost $650)
47,229 shares at net asset value of $12.69	—	—	—	599
(cost $616)
Total Assets	808	818	680	599

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	808	818	680	599

Policyholders' Equity
WealthQuest Variable Annuity II	259	71	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	131	240	193	95
WealthQuest III Variable Annuity - 6 yr. Ratchet	12	31	40	7
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	25	26	77	18
WQ III Group Unallocated Variable Annuity	381	450	370	479
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	212,241	63,998	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	175,917	288,066	163,938	79,558
WealthQuest III Variable Annuity - 6 yr. Ratchet	16,168	37,106	34,190	6,143
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	35,626	32,169	66,430	15,614
WQ III Group Unallocated Variable Annuity	483,077	509,158	302,878	384,117
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.22	1.11	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.74	0.83	1.18	1.19
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.74	0.84	1.18	1.14
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.69	0.81	1.16	1.15
WQ III Group Unallocated Variable Annuity	0.79	0.88	1.22	1.25

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
4,428 shares at net asset value of $11.07	49	—	—	—
(cost $62)
49,427 shares at net asset value of $16.81	—	831	—	—
(cost $1,130)
29,746 shares at net asset value of $30.04	—	—	894	—
(cost $1,085)
25,697 shares at net asset value of $5.29	—	—	—	136
(cost $127)
Total Assets	49	831	894	136

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	49	831	894	136

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	49	831	894	136
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	57,075	369,759	437,314	80,066
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	0.86	2.25	2.04	1.70
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
612,314 shares at net asset value of $1.00	612	—	—	—
(cost $612)
29,178 shares at net asset value of $15.05	—	439	—	—
(cost $588)
32,963 shares at net asset value of $12.48	—	—	411	—
(cost $402)
25,153 shares at net asset value of $13.00	—	—	—	327
(cost $362)
Total Assets	612	439	411	327

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	612	439	411	327

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	214
Investrac Gold Variable Annuity	612	439	411	113
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	157,112
Investrac Gold Variable Annuity	426,347	259,474	195,914	55,344
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	1.36
Investrac Gold Variable Annuity	1.44	1.69	2.10	2.05
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
27,790 shares at net asset value of $119.62	3,324	—	—
(cost $3,508)
176,069 shares at net asset value of $20.62	—	3,631	—
(cost $4,898)
52,992 shares at net asset value of $12.66	—	—	671
(cost $674)
Total Assets	3,324	3,631	671

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	3,324	3,631	671

Policyholders' Equity
WealthQuest Variable Annuity II	1,669	1,801	374
Investrac Gold Variable Annuity	1,655	1,830	297
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	1,408,043	1,049,540	318,609
Investrac Gold Variable Annuity	653,518	611,361	172,360
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.19	1.72	1.17
Investrac Gold Variable Annuity	2.53	2.99	1.72
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
6,259 shares at net asset value of $13.41	84	—	—
(cost $75)
30,823 shares at net asset value of $14.51	—	447	—
(cost $467)
19,863 shares at net asset value of $25.54	—	—	507
(cost $549)
Total Assets	84	447	507

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	84	447	507

Policyholders' Equity
WealthQuest Variable Annuity II	—	437	—
Investrac Gold Variable Annuity	84	10	507
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	535,516	—
Investrac Gold Variable Annuity	76,756	16,457	181,912
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	0.82	—
Investrac Gold Variable Annuity	1.09	0.61	2.79
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products - Service Class II
Assets	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
148,745 shares at net asset value of $7.05	1,049	—	—
(cost $1,180)
379 shares at net asset value of $12.79	—	5	—
(cost $5)
394,960 shares at net asset value of $20.29	—	—	8,014
(cost $9,828)
Total Assets	1,049	5	8,014

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,049	5	8,014

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	232	—	2,599
WealthQuest III Variable Annuity - 6 yr. Ratchet	21	—	354
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2
WealthQuest III Variable Annuity - 5% Roll-up	1	—	447
WQ III Group Unallocated Variable Annuity	795	5	4,612
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	288,341	—	2,186,187
WealthQuest III Variable Annuity - 6 yr. Ratchet	26,798	—	300,392
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2,055
WealthQuest III Variable Annuity - 5% Roll-up	1,139	—	388,621
WQ III Group Unallocated Variable Annuity	934,195	4,204	3,662,019
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.80	—	1.19
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.78	—	1.18
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.97
WealthQuest III Variable Annuity - 5% Roll-up	0.88	—	1.15
WQ III Group Unallocated Variable Annuity	0.85	1.19	1.26

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
44,769 shares at net asset value of $118.71	5,315	—	—
(cost $5,632)
73,162 shares at net asset value of $14.40	—	1,054	—
(cost $1,139)
297,610 shares at net asset value of $25.10	—	—	7,470
(cost $8,509)
Total Assets	5,315	1,054	7,470

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	5,315	1,054	7,470

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,673	264	2,766
WealthQuest III Variable Annuity - 6 yr. Ratchet	318	13	546
WealthQuest III Variable Annuity - 3% Roll-up	—	—	9
WealthQuest III Variable Annuity - 5% Roll-up	437	67	282
WQ III Group Unallocated Variable Annuity	2,887	710	3,867
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2,094,174	395,933	1,468,224
WealthQuest III Variable Annuity - 6 yr. Ratchet	401,565	19,655	292,554
WealthQuest III Variable Annuity - 3% Roll-up	390	—	4,564
WealthQuest III Variable Annuity - 5% Roll-up	565,182	103,827	154,229
WQ III Group Unallocated Variable Annuity	3,409,855	1,006,450	1,939,033
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.80	0.67	1.88
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.79	0.66	1.87
WealthQuest III Variable Annuity - 3% Roll-up	0.80	—	1.80
WealthQuest III Variable Annuity - 5% Roll-up	0.77	0.64	1.83
WQ III Group Unallocated Variable Annuity	0.85	0.71	1.99

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
39,861 shares at net asset value of $16.57	660	—	—
(cost $775)
71,778 shares at net asset value of $12.26	—	880	—
(cost $856)
47,912 shares at net asset value of $10.90	—	—	522
(cost $615)
Total Assets	660	880	522

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	660	880	522

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	347	265	188
WealthQuest III Variable Annuity - 6 yr. Ratchet	54	31	44
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	19	25	12
WQ III Group Unallocated Variable Annuity	240	559	278
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	368,479	229,242	190,198
WealthQuest III Variable Annuity - 6 yr. Ratchet	58,252	26,721	44,851
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	21,153	21,722	12,351
WQ III Group Unallocated Variable Annuity	244,585	463,917	270,881
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.94	1.16	0.99
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.93	1.15	0.98
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.91	1.14	1.00
WQ III Group Unallocated Variable Annuity	0.98	1.20	1.03

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
55,188 shares at net asset value of $9.38	518	—	—
(cost $601)
122,345 shares at net asset value of $7.77	—	951	—
(cost $844)
22,113 shares at net asset value of $9.39	—	—	208
(cost $191)
Total Assets	518	951	208

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	518	951	208

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	116	280	33
WealthQuest III Variable Annuity - 6 yr. Ratchet	41	155	32
WealthQuest III Variable Annuity - 3% Roll-up	—	—	4
WealthQuest III Variable Annuity - 5% Roll-up	27	35	—
WQ III Group Unallocated Variable Annuity	334	481	139
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	125,353	267,722	35,627
WealthQuest III Variable Annuity - 6 yr. Ratchet	44,247	148,653	35,385
WealthQuest III Variable Annuity - 3% Roll-up	—	—	4,909
WealthQuest III Variable Annuity - 5% Roll-up	29,315	34,360	—
WQ III Group Unallocated Variable Annuity	347,316	441,668	147,628
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.93	1.05	0.92
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.93	1.04	0.91
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.80
WealthQuest III Variable Annuity - 5% Roll-up	0.93	1.03	—
WQ III Group Unallocated Variable Annuity	0.96	1.09	0.94

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Dynamics	AIM Global Health Care	AIM Technology	AIM Global Real Estate
10,120 shares at net asset value of $14.23	144	—	—	—
(cost $116)
42,498 shares at net asset value of $15.87	—	674	—	—
(cost $621)
66,792 shares at net asset value of $13.19	—	—	881	—
(cost $777)
193,470 shares at net asset value of $12.14	—	—	—	2,349
(cost $2,811)
Total Assets	144	674	881	2,349

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	144	674	881	2,349

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	18	35	170	615
WealthQuest III Variable Annuity - 6 yr. Ratchet	14	46	193	23
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	6	13	1	77
WQ III Group Unallocated Variable Annuity	106	580	517	1,634
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	21,518	31,193	309,009	291,465
WealthQuest III Variable Annuity - 6 yr. Ratchet	17,091	41,336	354,875	10,897
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	7,032	11,815	1,068	37,741
WQ III Group Unallocated Variable Annuity	119,587	489,747	887,898	731,277
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.82	1.13	0.55	2.11
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.82	1.12	0.54	2.09
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.86	1.08	0.94	2.03
WQ III Group Unallocated Variable Annuity	0.88	1.19	0.58	2.24

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
111,199 shares at net asset value of $14.51	1,613	—	—
(cost $1,963)
58,804 shares at net asset value of $5.10	—	300	—
(cost $291)
64,075 shares at net asset value of $12.86	—	—	824
(cost $865)
Total Assets	1,613	300	824

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,613	300	824

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	523	25	155
WealthQuest III Variable Annuity - 6 yr. Ratchet	52	7	1
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	81	—	—
WQ III Group Unallocated Variable Annuity	957	268	668
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	509,033	48,768	173,726
WealthQuest III Variable Annuity - 6 yr. Ratchet	51,342	12,864	1,059
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	81,321	—	—
WQ III Group Unallocated Variable Annuity	879,935	489,265	706,256
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1.03	0.51	0.89
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.02	0.54	0.94
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.00	—	—
WQ III Group Unallocated Variable Annuity	1.09	0.55	0.95

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Assets	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
74,824 shares at net asset value of $21.43	1,603	—	—	—
(cost $1,318)
41,117 shares at net asset value of $13.49	—	555	—	—
(cost $550)
39,912 shares at net asset value of $16.57	—	—	661	—
(cost $605)
37,349 shares at net asset value of $18.24	—	—	—	681
(cost $694)
Total Assets	1,603	555	661	681

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,603	555	661	681

Policyholders' Equity
WealthQuest Variable Annuity II	605	204	272	164
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	139	35	6	225
WealthQuest III Variable Annuity - 6 yr. Ratchet	36	26	—	67
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	134	69	19	10
WQ III Group Unallocated Variable Annuity	689	221	364	215
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	464,058	181,182	261,132	162,824
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	231,869	53,945	8,150	243,147
WealthQuest III Variable Annuity - 6 yr. Ratchet	61,305	41,054	288	73,583
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	230,644	109,883	25,506	10,835
WQ III Group Unallocated Variable Annuity	1,081,723	322,896	443,063	220,139
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.30	1.13	1.04	1.01
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.60	0.65	0.75	0.93
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.59	0.63	0.77	0.91
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.58	0.63	0.73	0.91
WQ III Group Unallocated Variable Annuity	0.64	0.68	0.82	0.98

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Assets	Van Eck Hard Assets	Van Eck Emerging Markets
4,109 shares at net asset value of $29.26	120	—
(cost $138)
32,242 shares at net asset value of $11.22	—	362
(cost $407)
Total Assets	120	362

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	120	362

Policyholders' Equity
WealthQuest Variable Annuity II	120	362
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	39,507	147,498
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	3.00	2.46
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Growth	AN Equity Income	AN Balanced	AN Money Market
1,603,745 shares at net asset value of $1.31	2,101	—	—	—
(cost $2,115)
2,768,955 shares at net asset value of $1.28	—	3,544	—	—
(cost $4,378)
1,749,123 shares at net asset value of $1.32	—	—	2,309	—
(cost $2,441)
19,482,476 shares at net asset value of $1.00	—	—	—	19,482
(cost $19,482)
Total Assets	2,101	3,544	2,309	19,482

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	2,101	3,544	2,309	19,482

Policyholders' Equity
WealthQuest Variable Annuity II	555	935	321	480
Investrac Gold Variable Annuity	839	1,432	453	453
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	202	560	823	3,355
WealthQuest III Variable Annuity - 6 yr. Ratchet	83	118	93	261
WealthQuest III Variable Annuity - 3% Roll-up	—	—	6	—
WealthQuest III Variable Annuity - 5% Roll-up	—	75	121	249
WQ III Group Unallocated Variable Annuity	422	424	492	14,684
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	611,372	701,114	246,741	406,840
Investrac Gold Variable Annuity	546,371	617,057	229,450	351,888
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	299,836	587,191	768,015	3,066,377
WealthQuest III Variable Annuity - 6 yr. Ratchet	123,831	124,332	87,846	241,107
WealthQuest III Variable Annuity - 3% Roll-up	—	73	6,043	—
WealthQuest III Variable Annuity - 5% Roll-up	—	81,538	116,877	235,876
WQ III Group Unallocated Variable Annuity	590,495	419,975	433,186	12,670,909
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.91	1.33	1.30	1.18
Investrac Gold Variable Annuity	1.54	2.32	1.98	1.29
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.67	0.95	1.07	1.09
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.67	0.95	1.06	1.08
WealthQuest III Variable Annuity - 3% Roll-up	—	0.95	0.99	—
WealthQuest III Variable Annuity - 5% Roll-up	—	0.92	1.03	1.06
WQ III Group Unallocated Variable Annuity	0.72	1.01	1.14	1.16

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Assets	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
430,321 shares at net asset value of $17.65	7,595	—	—	—
(cost $9,204)
478,220 shares at net asset value of $12.27	—	5,868	—	—
(cost $6,527)
809,472 shares at net asset value of $5.04	—	—	4,080	—
(cost $4,014)
173,687 shares at net asset value of $20.21	—	—	—	3,510
(cost $3,765)
Total Assets	7,595	5,868	4,080	3,510

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	7,595	5,868	4,080	3,510

Policyholders' Equity
WealthQuest Variable Annuity II	881	324	137	791
Investrac Gold Variable Annuity	106	103	—	395
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	2,221	1,091	770	242
WealthQuest III Variable Annuity - 6 yr. Ratchet	503	396	63	17
WealthQuest III Variable Annuity - 3% Roll-up	8	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	454	158	191	116
WQ III Group Unallocated Variable Annuity	3,422	3,796	2,919	1,949
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	613,310	259,158	92,011	348,663
Investrac Gold Variable Annuity	87,489	115,895	—	229,432
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,776,669	1,230,882	562,706	166,341
WealthQuest III Variable Annuity - 6 yr. Ratchet	406,245	451,618	46,322	11,720
WealthQuest III Variable Annuity - 3% Roll-up	6,451	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	375,426	184,015	144,730	82,585
WQ III Group Unallocated Variable Annuity	2,584,499	4,042,972	2,014,807	1,267,144
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.44	1.25	1.49	2.27
Investrac Gold Variable Annuity	1.22	0.89	—	1.72
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.25	0.89	1.37	1.46
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.24	0.88	1.36	1.42
WealthQuest III Variable Annuity - 3% Roll-up	1.24	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1.21	0.86	1.32	1.40
WQ III Group Unallocated Variable Annuity	1.32	0.94	1.45	1.54

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Assets	Lazard Small Cap	Lazard Emerging Markets
24,706 shares at net asset value of $9.68	239	—
(cost $301)
13,527 shares at net asset value of $19.23	—	260
(cost $291)
Total Assets	239	260

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	239	260

Policyholders' Equity
WealthQuest Variable Annuity II	239	260
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	133,270	83,848
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.80	3.10
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Operations	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund	—	12	24
Mortality and expense charges
WealthQuest Variable Annuity II	(1)	(1)	(1)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(5)	(3)	(1)
WealthQuest III Variable Annuity -- 6 yr. Ratchet	—	(1)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(3)	(1)
WQ III Group Unallocated Variable Annuity	(5)	(4)	(2)

Investment income (loss) - net	(13)	—	18

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(106)	(233)	(110)

Net realized gains (losses) on investments	(106)	(233)	(110)

Net change in unrealized appreciation or depreciation of investments	856	899	352

Net gains (losses) on investments	750	666	242

Net increase (decrease) in net assets resulting from operations	737	666	260

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Operations	Alger Balanced	Alger Mid Cap Growth	AlgerCapital Appreciation
Investment income (loss)
Investment income distributions from underlying mutual fund	87	—	—
Mortality and expense charges
WealthQuest Variable Annuity II	(3)	(2)	(1)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(11)	(6)	(6)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	(3)	(3)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(2)	—
WQ III Group Unallocated Variable Annuity	(5)	(5)	(5)

Investment income (loss) - net	67	(18)	(15)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(387)	(1,112)	(184)

Net realized gains (losses) on investments	(387)	(1,112)	(184)

Net change in unrealized appreciation or depreciation of investments	990	2,154	1,110

Net gains (losses) on investments	603	1,042	926

Net increase (decrease) in net assets resulting from operations	670	1,024	911

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	29	75	333
Mortality and expense charges
WealthQuest Variable Annuity II	—	(6)	(4)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(2)	(11)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	(8)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	—	(2)
WQ III Group Unallocated Variable Annuity	(1)	(3)	(5)

Investment income (loss) - net	26	63	303

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(41)	3	(459)

Net realized gains (losses) on investments	(41)	3	(459)

Net change in unrealized appreciation or depreciation of investments	120	3	1,571

Net gains (losses) on investments	79	6	1,112

Net increase (decrease) in net assets resulting from operations	105	69	1,415

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	—	24	42	—
Mortality and expense charges
WealthQuest Variable Annuity II	(3)	(1)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(3)	(3)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	(1)	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)	(2)

Investment income (loss) - net	(6)	19	37	(3)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	(208)	(54)	(12)	(135)

Net realized gains (losses) on investments	(208)	(54)	(12)	(135)

Net change in unrealized appreciation or depreciation of investments	404	147	88	284

Net gains (losses) on investments	196	93	76	149

Net increase (decrease) in net assets resulting from operations	190	112	113	146
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Investment income (loss)
Investment income distributions from underlying mutual fund	—	16	4	9
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	(10)	(12)	(1)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	—	6	(8)	8

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	1	—

Realized gains (losses) on sales of investments	(4)	(61)	(116)	(5)

Net realized gains (losses) on investments	(4)	(61)	(115)	(5)

Net change in unrealized appreciation or depreciation of investments	13	234	324	36

Net gains (losses) on investments	9	173	209	31

Net increase (decrease) in net assets resulting from operations	9	179	201	39

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Investment income (loss)
Investment income distributions from underlying mutual fund	3	8	34	7
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	(2)
Investrac Gold Variable Annuity	(7)	(5)	(6)	(2)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	(4)	3	28	3

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	1	1	1

Realized gains (losses) on sales of investments	—	(54)	1	(7)

Net realized gains (losses) on investments	—	(53)	2	(6)

Net change in unrealized appreciation or depreciation of investments	—	135	22	78

Net gains (losses) on investments	—	82	24	72

Net increase (decrease) in net assets resulting from operations	(4)	85	52	75

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	75	44	9
Mortality and expense charges
WealthQuest Variable Annuity II	(19)	(20)	(4)
Investrac Gold Variable Annuity	(21)	(24)	(3)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	35	—	2

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	68	1	1

Realized gains (losses) on sales of investments	(132)	(240)	(37)

Net realized gains (losses) on investments	(64)	(239)	(36)

Net change in unrealized appreciation or depreciation of investments	721	1,223	194

Net gains (losses) on investments	657	984	158

Net increase (decrease) in net assets resulting from operations	692	984	160

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	2	2	3
Mortality and expense charges
WealthQuest Variable Annuity II	—	(5)	—
Investrac Gold Variable Annuity	(1)	(0)	(7)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	1	(3)	(4)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	2

Realized gains (losses) on sales of investments	(6)	(41)	(131)

Net realized gains (losses) on investments	(6)	(41)	(129)

Net change in unrealized appreciation or depreciation of investments	38	186	299

Net gains (losses) on investments	32	145	170

Net increase (decrease) in net assets resulting from operations	33	142	166

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	82
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	—	(27)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	(4)
WealthQuest III Variable Annuity - 3% Rollup	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	(6)
WQ III Group Unallocated Variable Annuity	(3)	—	(16)

Investment income (loss) - net	(5)	—	29

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	2

Realized gains (losses) on sales of investments	(124)	—	(1,928)

Net realized gains (losses) on investments	(124)	—	(1,926)

Net change in unrealized appreciation or depreciation of investments	421	1	4,246

Net gains (losses) on investments	297	1	2,320

Net increase (decrease) in net assets resulting from operations	292	1	2,349

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	112	2	30
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(17)	(2)	(28)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	—	(5)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(6)	(1)	(4)
WQ III Group Unallocated Variable Annuity	(10)	(2)	(14)

Investment income (loss) - net	76	(3)	(21)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	110	—	34

Realized gains (losses) on sales of investments	(945)	(143)	(872)

Net realized gains (losses) on investments	(835)	(143)	(838)

Net change in unrealized appreciation or depreciation of investments	1,985	485	3,150

Net gains (losses) on investments	1,150	342	2,312

Net increase (decrease) in net assets resulting from operations	1,226	339	2,291

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund	11	71	4
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(3)	(3)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(1)	(2)	(1)

Investment income (loss) - net	6	66	1

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	3	—

Realized gains (losses) on sales of investments	(187)	(5)	(68)

Net realized gains (losses) on investments	(187)	(2)	(68)

Net change in unrealized appreciation or depreciation of investments	322	63	181

Net gains (losses) on investments	135	61	113

Net increase (decrease) in net assets resulting from operations	141	127	114

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Investment income (loss)
Investment income distributions from underlying mutual fund	3	3	3
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(3)	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)

Investment income (loss) - net	1	(2)	2

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(90)	(241)	(111)

Net realized gains (losses) on investments	(90)	(241)	(111)

Net change in unrealized appreciation or depreciation of investments	240	565	201

Net gains (losses) on investments	150	324	90

Net increase (decrease) in net assets resulting from operations	151	322	92

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Investment Funds
Operations	AIM Dynamics	AIM Global Health Care	AIM Technology
Investment income (loss)
Investment income distributions from underlying mutual fund	—	2	—
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	(2)	(1)

Investment income (loss) - net	—	(1)	(3)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(32)	(163)	(75)

Net realized gains (losses) on investments	(32)	(163)	(75)

Net change in unrealized appreciation or depreciation of investments	90	324	348

Net gains (losses) on investments	58	161	273

Net increase (decrease) in net assets resulting from operations	58	160	270

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Operations	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Investment income (loss)
Investment income distributions from underlying mutual fund	—	71	9	1
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(6)	(6)	—	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(5)	(3)	(1)	(2)

Investment income (loss) - net	(12)	60	8	(3)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	18	—	—

Realized gains (losses) on sales of investments	(1,234)	(498)	(187)	(87)

Net realized gains (losses) on investments	(1,234)	(480)	(187)	(87)

Net change in unrealized appreciation or depreciation of investments	1,857	628	254	246

Net gains (losses) on investments	623	148	67	159

Net increase (decrease) in net assets resulting from operations	611	208	75	156

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Operations	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Investment income (loss)
Investment income distributions from underlying mutual fund	4	8	8	11
Mortality and expense charges
WealthQuest Variable Annuity II	(7)	(2)	(4)	(2)
Investrac Gold Variable Annuity
Investrac Gold Annuitized Variable Annuity
WealthQuest III Variable Annuity - No Rider	(1)	—	—	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(2)	(1)	(1)	(1)

Investment income (loss) - net	(8)	4	3	5

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	(123)	(22)	(66)	(45)

Net realized gains (losses) on investments	(123)	(22)	(66)	(45)

Net change in unrealized appreciation or depreciation of investments	566	159	209	205

Net gains (losses) on investments	443	137	143	160

Net increase (decrease) in net assets resulting from operations	435	141	146	165

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Operations	Van Eck Hard Assets	Van Eck Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	1
Mortality and expense charges
WealthQuest Variable Annuity II	(1)	(4)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(1)	(3)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	22

Realized gains (losses) on sales of investments	(2)	(143)

Net realized gains (losses) on investments	(2)	(121)

Net change in unrealized appreciation or depreciation of investments	46	345

Net gains (losses) on investments	44	224

Net increase (decrease) in net assets resulting from operations	43	221

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Investment income (loss)
Investment income distributions from underlying mutual fund	18	92	49	—
Mortality and expense charges
WealthQuest Variable Annuity II	(6)	(11)	(4)	(6)
Investrac Gold Variable Annuity	(10)	(18)	(6)	(5)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(6)	(10)	(39)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	(1)	(1)	(7)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(1)	(2)	(7)
WQ III Group Unallocated Variable Annuity	(2)	(2)	(2)	(56)

Investment income (loss) - net	(3)	53	24	(120)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	(167)	(352)	(162)	—

Net realized gains (losses) on investments	(167)	(352)	(162)	—

Net change in unrealized appreciation or depreciation of investments	581	775	519	—

Net gains (losses) on investments	414	423	357	—

Net increase (decrease) in net assets resulting from operations	411	476	381	(120)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Government Bond	AN High Yield Bond	AN Small-Cap/ MidCap	AN International Stock
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	—	—
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	—	—	—	—

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	—

Realized gains (losses) on sales of investments	—	—	—	—

Net realized gains (losses) on investments	—	—	—	—

Net change in unrealized appreciation or depreciation of investments	—	—	—	—

Net gains (losses) on investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Operations	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	142	132	162	—
Mortality and expense charges
WealthQuest Variable Annuity II	(10)	(3)	(1)	(9)
Investrac Gold Variable Annuity	(2)	(1)	—	(5)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(23)	(11)	(8)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(7)	(3)	(4)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(6)	(2)	(3)	(1)
WQ III Group Unallocated Variable Annuity	(12)	(12)	(11)	(5)

Investment income (loss) - net	82	100	135	(22)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	3

Realized gains (losses) on sales of investments	(1,211)	(1,198)	65	(382)

Net realized gains (losses) on investments	(1,211)	(1,198)	65	(379)

Net change in unrealized appreciation or depreciation of investments	2,729	3,281	142	1,450

Net gains (losses) on investments	1,518	2,083	207	1,071

Net increase (decrease) in net assets resulting from operations	1,600	2,183	342	1,049

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Operations	Lazard SmallCap	Lazard Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	6
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(3)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(2)	3

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—

Realized gains (losses) on sales of investments	(40)	(59)

Net realized gains (losses) on investments	(40)	(59)

Net change in unrealized appreciation or depreciation of investments	127	175

Net gains (losses) on investments	87	116

Net increase (decrease) in net assets resulting from operations	85	119

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Net Changes	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Operations
Investment income (loss) – net	(13)	—	18
Net realized gains (losses) on investments	(106)	(233)	(110)
Net change in unrealized appreciation or depreciation of investments	856	899	352

Net increase (decrease) in net assets resulting from operations	737	666	260

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	2	6	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2	2	2
WealthQuest III Variable Annuity -– 6 yr. Ratchet	—	—	4
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	1	—
WQ III Group Unallocated Variable Annuity	230	277	139

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(1)	(33)	(24)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(76)	(23)	(13)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(21)	(15)	(16)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(22)	—
WQ III Group Unallocated Variable Annuity	(302)	(350)	(302)

Increase (decrease) in net assets from policy transactions	(167)	(157)	(210)

Increase (decrease) in net assets	570	509	50

Net assets at the beginning of year	1,614	1,527	890

Net assets at the end of year	2,184	2,036	940

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios - Class I-2 Shares
Net Changes	Alger Balanced	Alger Mid Cap Growth	Alger Capital Appreciation
Operations
Investment income (loss) – net	67	(18)	(15)
Net realized gains (losses) on investments	(387)	(1,112)	(184)
Net change in unrealized appreciation or depreciation of investments	990	2,154	1,110

Net increase (decrease) in net assets resulting from operations	670	1,024	911

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	25	8	5
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	1	—
WQ III Group Unallocated Variable Annuity	286	357	298

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	2	(5)	(38)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(58)	(16)	(201)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(128)	138	127
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	6	(2)
WQ III Group Unallocated Variable Annuity	(581)	(471)	(197)

Increase (decrease) in net assets from policy transactions	(454)	18	(8)

Increase (decrease) in net assets	216	1,042	903

Net assets at the beginning of year	2,547	1,884	1,775

Net assets at the end of year	2,763	2,926	2,678

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond-Prim.Sh.
Operations
Investment income (loss) – net	26	63	303
Net realized gains (losses) on investments	(41)	3	(459)
Net change in unrealized appreciation or depreciation of investments	120	3	1,571

Net increase (decrease) in net assets resulting from operations	105	69	1,415

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	3	14
WealthQuest III Variable Annuity -- 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	91	237	272

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(2)	(31)	(61)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(9)	41	134
WealthQuest III Variable Annuity - 6 yr. Ratchet	(65)	(182)	604
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	—	(10)
WQ III Group Unallocated Variable Annuity	(139)	155	(816)

Increase (decrease) in net assets from policy transactions	(126)	223	137

Increase (decrease) in net assets	(21)	292	1,552

Net assets at the beginning of year	489	1,151	2,726

Net assets at the end of year	468	1,443	4,278

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Operations
Investment income (loss) – net	(6)	19	37	(3)
Net realized gains (losses) on investments	(208)	(54)	(12)	(135)
Net change in unrealized appreciation or depreciation of investments	404	147	88	284

Net increase (decrease) in net assets resulting from operations	190	112	113	146

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	2	1	—	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Rollup	—	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	—	—
WQ III Group Unallocated Variable Annuity	115	42	50	96

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(47)	(29)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(39)	1	(57)	26
WealthQuest III Variable Annuity - 6 yr. Ratchet	2	5	16	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(21)	(3)	1
WQ III Group Unallocated Variable Annuity	(58)	122	(32)	(160)

Increase (decrease) in net assets from policy transactions	(26)	121	(26)	(37)

Increase (decrease) in net assets	164	233	87	109

Net assets at the beginning of year	644	585	593	490

Net assets at the end of year	808	818	680	599

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Operations
Investment income (loss) – net	—	6	(8)	8
Net realized gains (losses) on investments	(4)	(61)	(115)	(5)
Net change in unrealized appreciation or depreciation of investments	13	234	324	36

Net increase (decrease) in net assets resulting from operations	9	179	201	39

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	3	25	1
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(3)	(96)	(143)	45
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	(3)	(93)	(118)	46

Increase (decrease) in net assets	6	86	83	85

Net assets at the beginning of year	43	745	811	51

Net assets at the end of year	49	831	894	136

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Operations
Investment income (loss) – net	(4)	3	28	3
Net realized gains (losses) on investments	—	(53)	2	(6)
Net change in unrealized appreciation or depreciation of investments	—	135	22	78

Net increase (decrease) in net assets resulting from operations	(4)	85	52	75

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	12	15	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	(30)
Investrac Gold Variable Annuity	204	(111)	(15)	(25)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	204	(99)	—	(55)

Increase (decrease) in net assets	200	(14)	52	20

Net assets at the beginning of year	412	453	359	307

Net assets at the end of year	612	439	411	327

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Operations
Investment income (loss) – net	35	—	2
Net realized gains (losses) on investments	(64)	(239)	(36)
Net change in unrealized appreciation or depreciation of investments	721	1,223	194

Net increase (decrease) in net assets resulting from operations	692	984	160

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	2	—
Investrac Gold Variable Annuity	51	41	7
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(213)	(223)	(44)
Investrac Gold Variable Annuity	(272)	(498)	(12)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(434)	(678)	(49)

Increase (decrease) in net assets	258	306	111

Net assets at the beginning of year	3,066	3,325	560

Net assets at the end of year	3,324	3,631	671

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	1	(3)	(4)
Net realized gains (losses) on investments	(6)	(41)	(129)
Net change in unrealized appreciation or depreciation of investments	38	186	299

Net increase (decrease) in net assets resulting from operations	33	142	166

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	1	—
Investrac Gold Variable Annuity	1	—	8
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	(52)	—
Investrac Gold Variable Annuity	(9)	—	(214)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(8)	(51)	(206)

Increase (decrease) in net assets	25	91	(40)

Net assets at the beginning of year	59	356	547

Net assets at the end of year	84	447	507

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Operations
Investment income (loss) – net	(5)	—	29
Net realized gains (losses) on investments	(124)	—	(1,926)
Net change in unrealized appreciation or depreciation of investments	421	1	4,246

Net increase (decrease) in net assets resulting from operations	292	1	2,349

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	17	—	32
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	3
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	192	—	1,058

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	—	(205)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	(78)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	(24)
WQ III Group Unallocated Variable Annuity	(179)	—	(2,081)

Increase (decrease) in net assets from policy transactions	28	—	(1,295)

Increase (decrease) in net assets	320	1	1,054

Net assets at the beginning of year	729	4	6,960

Net assets at the end of year	1,049	5	8,014

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	76	(3)	(21)
Net realized gains (losses) on investments	(835)	(143)	(838)
Net change in unrealized appreciation or depreciation of investments	1,985	485	3,150

Net increase (decrease) in net assets resulting from operations	1,226	339	2,291

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	16	4	24
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	3
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	—	—
WQ III Group Unallocated Variable Annuity	593	184	674

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(45)	52	(80)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(61)	—	24
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(73)	(4)	(4)
WQ III Group Unallocated Variable Annuity	(1,194)	(289)	(1,454)

Increase (decrease) in net assets from policy transactions	(763)	(53)	(813)

Increase (decrease) in net assets	463	286	1,478

Net assets at the beginning of year	4,852	768	5,992

Net assets at the end of year	5,315	1,054	7,470

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Operations
Investment income (loss) – net	6	66	1
Net realized gains (losses) on investments	(187)	(2)	(68)
Net change in unrealized appreciation or depreciation of investments	322	63	181

Net increase (decrease) in net assets resulting from operations	141	127	114

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	10	10	6
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	64	142	60

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	6	14	4
WealthQuest III Variable Annuity - 6 yr. Ratchet	(53)	10	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(16)	1	—
WQ III Group Unallocated Variable Annuity	(45)	(217)	(60)

Increase (decrease) in net assets from policy transactions	(34)	(40)	10

Increase (decrease) in net assets	107	87	124

Net assets at the beginning of year	553	793	398

Net assets at the end of year	660	880	522

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Operations
Investment income (loss) – net	1	(2)	2
Net realized gains (losses) on investments	(90)	(241)	(111)
Net change in unrealized appreciation or depreciation of investments	240	565	201

Net increase (decrease) in net assets resulting from operations	151	322	92

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	64	192	73

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(6)	(12)	(18)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(5)	69	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(3)	—
WQ III Group Unallocated Variable Annuity	(46)	(9)	(193)

Increase (decrease) in net assets from policy transactions	8	237	(138)

Increase (decrease) in net assets	159	559	(46)

Net assets at the beginning of year	359	392	254

Net assets at the end of year	518	951	208

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Dynamics	AIM Global Health Care	AIM Technology
Operations
Investment income (loss) – net	—	(1)	(3)
Net realized gains (losses) on investments	(32)	(163)	(75)
Net change in unrealized appreciation or depreciation of investments	90	324	348

Net increase (decrease) in net assets resulting from operations	58	160	270

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	22	129	107

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(11)	67
WealthQuest III Variable Annuity - 6 yr. Ratchet	(12)	(1)	141
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	—	—
WQ III Group Unallocated Variable Annuity	(36)	(186)	(109)

Increase (decrease) in net assets from policy transactions	(28)	(69)	207

Increase (decrease) in net assets	30	91	477

Net assets at the beginning of year	114	583	404

Net assets at the end of year	144	674	881

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Operations
Investment income (loss) – net	(12)	60	8	(3)
Net realized gains (losses) on investments	(1,234)	(480)	(187)	(87)
Net change in unrealized appreciation or depreciation of investments	1,857	628	254	246

Net increase (decrease) in net assets resulting from operations	611	208	75	156

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	15	12	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	1	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	301	176	62	138

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	24	(69)	—	7
WealthQuest III Variable Annuity - 6 yr. Ratchet	(60)	(85)	1	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	2	—	—
WQ III Group Unallocated Variable Annuity	(304)	(358)	—	(105)

Increase (decrease) in net assets from policy transactions	(26)	(321)	63	40

Increase (decrease) in net assets	585	(113)	138	196

Net assets at the beginning of year	1,764	1,726	162	628

Net assets at the end of year	2,349	1,613	300	824
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Net Changes	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Operations
Investment income (loss) – net	(8)	4	3	5
Net realized gains (losses) on investments	(123)	(22)	(66)	(45)
Net change in unrealized appreciation or depreciation of investments	566	159	209	205

Net increase (decrease) in net assets resulting from operations	435	141	146	165

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	6	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	139	49	67	52

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(59)	(76)	(62)	(46)
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(31)	(5)	(4)	(23)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(7)	—	(18)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(5)	—	—	—
WQ III Group Unallocated Variable Annuity	(101)	(27)	45	(100)

Increase (decrease) in net assets from policy transactions	(58)	(59)	28	(118)

Increase (decrease) in net assets	377	82	174	47

Net assets at the beginning of year	1,226	473	487	634

Net assets at the end of year	1,603	555	661	681

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Net Changes	Van Eck Hard Assets	Van Eck Emerging Markets
Operations
Investment income (loss) – net	(1)	(3)
Net realized gains (losses) on investments	(2)	(121)
Net change in unrealized appreciation or depreciation of investments	46	345

Net increase (decrease) in net assets resulting from operations	43	221

Policy transactions
Policy purchase payments:
yWealthQuest Variable Annuity II	—	—
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	3	(90)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	3	(90)

Increase (decrease) in net assets	46	131

Net assets at the beginning of year	74	231

Net assets at the end of year	120	362

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Operations
Investment income (loss) – net	(3)	53	24	(120)
Net realized gains (losses) on investments	(167)	(352)	(162)	—
Net change in unrealized appreciation or depreciation of investments	581	775	519	—

Net increase (decrease) in net assets resulting from operations	411	476	381	(120)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	2
Investrac Gold Variable Annuity	23	24	10	4
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	5	10	5	1,076
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	2
WQ III Group Unallocated Variable Annuity	91	104	107	5,072

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(76)	(121)	(103)	(240)
Investrac Gold Variable Annuity	(66)	(196)	(56)	62
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(41)	(79)	(201)	(1,659)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(17)	(2)	(8)	(717)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	10	(282)
WQ III Group Unallocated Variable Annuity	(183)	(265)	(371)	(5,953)

Increase (decrease) in net assets from policy transactions	(261)	(525)	(607)	(2,633)

Increase (decrease) in net assets	150	(49)	(226)	(2,753)

Net assets at the beginning of year	1,951	3,593	2,535	22,235

Net assets at the end of year	2,101	3,544	2,309	19,482

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Government Bond	AN High Yield Bond	AN Small-Cap/ Mid-Cap	AN International Stock
Operations
Investment income (loss) – net	—	—	—	—
Net realized gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	—	—	—	—

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	—	—	—	—

Increase (decrease) in net assets	—	—	—	—

Net assets at the beginning of year	—	—	—	—

Net assets at the end of year	—	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Net Changes	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Operations
Investment income (loss) – net	82	100	135	(22)
Net realized gains (losses) on investments	(1,211)	(1,198)	65	(379)
Net change in unrealized appreciation or depreciation of investments	2,729	3,281	142	1,450

Net increase (decrease) in net assets resulting from operations	1,600	2,183	342	1,049

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	5
Investrac Gold Variable Annuity	1	4	—	6
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	26	19	10	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	1	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	—	—	—
WQ III Group Unallocated Variable Annuity	744	769	523	250

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(106)	(82)	(1)	(102)
Investrac Gold Variable Annuity	(111)	(9)	—	(14)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(93)	(109)	15	(13)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(173)	177	(487)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(11)	(30)	12	2
WQ III Group Unallocated Variable Annuity	(1,537)	(1,398)	(689)	(156)

Increase (decrease) in net assets from policy transactions	(1,258)	(659)	(617)	(23)

Increase (decrease) in net assets	342	1,524	(275)	1,026

Net assets at the beginning of year	7,253	4,344	4,355	2,484

Net assets at the end of year	7,595	5,868	4,080	3,510

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2009 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Net Changes	Lazard Small Cap	Lazard Emerging Markets
Operations
Investment income (loss) – net	(2)	3
Net realized gains (losses) on investments	(40)	(59)
Net change in unrealized appreciation or depreciation of investments	127	175

Net increase (decrease) in net assets resulting from operations	85	119

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(31)	(101)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(31)	(101)

Increase (decrease) in net assets	54	18

Net assets at the beginning of year	185	242

Net assets at the end of year	239	260

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Assets	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
91,811 shares at net asset value of $17.58	1,614	—	—
(cost $2,554)
57,650 shares at net asset value of $26.48	—	1,527	—
(cost $2,244)
123,651 shares at net asset value of $7.20	—	—	890
(cost $1,318)
Total Assets	1,614	1,527	890

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,614	1,527	890

Policyholders' Equity
WealthQuest Variable Annuity II	55	124	69
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	386	204	80
WealthQuest III Variable Annuity - 6 yr. Ratchet	44	88	136
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	89	147	69
Group Unallocated Variable Annuity Registered	1,040	964	536
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	100,819	252,642	133,234
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	653,078	414,854	148,817
WealthQuest III Variable Annuity - 6 yr. Ratchet	75,573	180,321	255,355
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1,313
WealthQuest III Variable Annuity - 5% Roll-up	155,183	309,155	132,342
Group Unallocated Variable Annuity Registered	1,678,112	1,870,395	951,282
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.55	0.49	0.52
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.59	0.49	0.54
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.59	0.49	0.53
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.53
WealthQuest III Variable Annuity - 5% Roll-up	0.57	0.48	0.52
Group Unallocated Variable Annuity Registered	0.62	0.52	0.56

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Assets	Alger Balanced	Alger Mid Cap Growth	AlgerCapital Appreciation
294,751 shares at net asset value of $8.64	2,547	—	—
(cost $3,827)
267,679 shares at net asset value of $7.04	—	1,884	—
(cost $4,649)
58,404 shares at net asset value of $30.39	—	—	1,775
(cost $2,706)
Total Assets	2,547	1,884	1,775

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	2,547	1,884	1,775

Policyholders' Equity
WealthQuest Variable Annuity II	175	143	94
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	878	437	559
WealthQuest III Variable Annuity - 6 yr. Ratchet	174	170	116
WealthQuest III Variable Annuity - 3% Roll-up	—	—	1
WealthQuest III Variable Annuity - 5% Roll-up	9	120	25
WQ III Group Unallocated Variable Annuity	1,311	1,014	980
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	225,836	232,021	174,385
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,112,868	690,014	954,951
WealthQuest III Variable Annuity - 6 yr. Ratchet	222,742	270,716	200,672
WealthQuest III Variable Annuity - 3% Roll-up	353	85	2,131
WealthQuest III Variable Annuity - 5% Roll-up	11,276	195,644	43,364
WQ III Group Unallocated Variable Annuity	1,581,019	1,526,295	1,594,184
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.78	0.62	0.54
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.79	0.63	0.59
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.78	0.63	0.58
WealthQuest III Variable Annuity - 3% Roll-up	0.78	0.62	0.58
WealthQuest III Variable Annuity - 5% Roll-up	0.77	0.61	0.57
WQ III Group Unallocated Variable Annuity	0.83	0.66	0.61

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
67,420 shares at net asset value of $7.25	489	—	—
(cost $599)
100,564 shares at net asset value of $11.45	—	1,151	—
(cost $1,128)
542,011 shares at net asset value of $5.03	—	—	2,726
(cost $3,937)
Total Assets	489	1,151	2,726

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	489	1,151	2,726

Policyholders' Equity
WealthQuest Variable Annuity II	11	467	310
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	47	133	647
WealthQuest III Variable Annuity - 6 yr. Ratchet	67	212	118
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	21	—	112
WQ III Group Unallocated Variable Annuity	343	339	1,539
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	13,864	312,119	312,452
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	61,449	119,190	642,225
WealthQuest III Variable Annuity - 6 yr. Ratchet	87,238	190,472	118,242
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	27,426	—	114,697
WQ III Group Unallocated Variable Annuity	422,124	294,145	1,454,734
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.77	1.50	0.99
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.77	1.12	1.01
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.77	1.11	1.00
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.75	—	0.98
WQ III Group Unallocated Variable Annuity	0.81	1.15	1.06

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Assets	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond-Prim. Sh.	Federated Kaufmann-Prim. Sh.
50,530 shares at net asset value of $12.74	644	—	—	—
(cost $1,179)
53,729 shares at net asset value of $10.89	—	585	—	—
(cost $812)
59,284 shares at net asset value of $10.00	—	—	593	—
(cost $650)
50,031 shares at net asset value of $9.80	—	—	—	490
(cost $790)
Total Assets	644	585	593	490

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	644	585	593	490

Policyholders' Equity
WealthQuest Variable Annuity II	242	93	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	139	209	215	53
WealthQuest III Variable Annuity - 6 yr. Ratchet	8	21	17	7
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	21	44	68	13
WQ III Group Unallocated Variable Annuity	234	218	293	417
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	255,384	94,759	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	240,063	284,760	217,706	56,637
WealthQuest III Variable Annuity - 6 yr. Ratchet	14,131	29,146	17,571	6,966
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	37,557	62,351	69,042	14,556
WQ III Group Unallocated Variable Annuity	387,063	283,423	287,711	432,434
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.95	0.98	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.58	0.73	0.99	0.94
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.57	0.73	0.98	0.93
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.56	0.71	0.98	0.92
WQ III Group Unallocated Variable Annuity	0.61	0.77	1.02	0.97

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
4,879 shares at net asset value of $8.79	43	—	—	—
(cost $69)
56,538 shares at net asset value of $13.18	—	745	—	—
(cost $1,278)
34,479 shares at net asset value of $23.53	—	—	811	—
(cost $1,327)
12,919 shares at net asset value of $3.96	—	—	—	51
(cost $78)
Total Assets	43	745	811	51

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	43	745	811	51

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	43	745	811	51
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	62,631	425,792	502,288	42,777
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	0.68	1.75	1.62	1.19
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
411,840 shares at net asset value of $1.00	412	—	—	—
(cost $412)
37,260 shares at net asset value of $12.17	—	453	—	—
(cost $737)
30,284 shares at net asset value of $11.84	—	—	359	—
(cost $372)
29,825 shares at net asset value of $10.31	—	—	—	307
(cost $420)
Total Assets	412	453	359	307

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	412	453	359	307

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	198
Investrac Gold Variable Annuity	412	453	359	109
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	185,229
Investrac Gold Variable Annuity	284,813	334,307	194,869	68,366
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	1.07
Investrac Gold Variable Annuity	1.45	1.36	1.84	1.60
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
30,913 shares at net asset value of $99.19	3,066	—	—
(cost $3,971)
216,072 shares at net asset value of $15.39	—	3,325	—
(cost $5,816)
57,828 shares at net asset value of $9.68	—	—	560
(cost $757)
Total Assets	3,066	3,325	560

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	3,066	3,325	560

Policyholders' Equity
WealthQuest Variable Annuity II	1,533	1,543	330
Investrac Gold Variable Annuity	1,533	1,782	230
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	1,617,695	1,205,375	369,170
Investrac Gold Variable Annuity	755,474	796,898	174,709
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.95	1.28	0.89
Investrac Gold Variable Annuity	2.03	2.24	1.31
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Assets	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
5,948 shares at net asset value of $9.87	59	—	—
(cost $88)
35,596 shares at net asset value of $9.99	—	356	—
(cost $561)
29,699 shares at net asset value of $18.43	—	—	547
(cost $888)
Total Assets	59	356	547

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	59	356	547

Policyholders' Equity
WealthQuest Variable Annuity II	—	349	—
Investrac Gold Variable Annuity	59	7	547
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	615,066	—
Investrac Gold Variable Annuity	73,376	16,471	271,131
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	0.57	—
Investrac Gold Variable Annuity	0.80	0.43	2.02
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products - Service Class II
Assets	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
144,107 shares at net asset value of $5.06	729	—	—
(cost $1,281)
376 shares at net asset value of $10.15	—	4	—
(cost $5)
459,741 shares at net asset value of $15.14	—	—	6,960
(cost $13,021)
Total Assets	729	4	6,960

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	729	4	6,960

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	158	—	2,096
WealthQuest III Variable Annuity - 6 yr. Ratchet	15	—	337
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2
WealthQuest III Variable Annuity - 5% Roll-up	1	—	357
WQ III Group Unallocated Variable Annuity	555	4	4,168
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	270,662	—	2,359,975
WealthQuest III Variable Annuity - 6 yr. Ratchet	26,803	—	382,720
WealthQuest III Variable Annuity - 3% Roll-up	—	—	2,061
WealthQuest III Variable Annuity - 5% Roll-up	1,001	—	415,152
WQ III Group Unallocated Variable Annuity	905,966	4,241	4,467,529
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.58	—	0.89
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.58	—	0.88
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.87
WealthQuest III Variable Annuity - 5% Roll-up	0.57	—	0.86
WQ III Group Unallocated Variable Annuity	0.61	0.90	0.93

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
49,263 shares at net asset value of $98.50	4,852	—	—
(cost $7,154)
77,440 shares at net asset value of $9.92	—	768	—
(cost $1,338)
330,681 shares at net asset value of $18.12	—	—	5,992
(cost $10,181)
Total Assets	4,852	768	5,992

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	4,852	768	5,992

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	1,369	142	2,060
WealthQuest III Variable Annuity - 6 yr. Ratchet	319	9	392
WealthQuest III Variable Annuity - 3% Roll-up	—	—	6
WealthQuest III Variable Annuity - 5% Roll-up	426	50	208
WQ III Group Unallocated Variable Annuity	2,738	567	3,326
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2,137,982	306,686	1,509,570
WealthQuest III Variable Annuity - 6 yr. Ratchet	502,603	19,679	289,201
WealthQuest III Variable Annuity - 3% Roll-up	401	—	4,536
WealthQuest III Variable Annuity - 5% Roll-up	685,244	110,330	156,717
WQ III Group Unallocated Variable Annuity	4,071,736	1,165,958	2,322,857
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.64	0.46	1.36
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.63	0.46	1.35
WealthQuest III Variable Annuity - 3% Roll-up	0.63	—	1.34
WealthQuest III Variable Annuity - 5% Roll-up	0.62	0.45	1.33
WQ III Group Unallocated Variable Annuity	0.67	0.49	1.43

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
42,561 shares at net asset value of $13.00	553	—	—
(cost $990)
68,239 shares at net asset value of $11.62	—	793	—
(cost $832)
46,054 shares at net asset value of $8.65	—	—	398
(cost $672)
Total Assets	553	793	398

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	553	793	398

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	257	212	141
WealthQuest III Variable Annuity - 6 yr. Ratchet	96	17	35
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	32	21	10
WQ III Group Unallocated Variable Annuity	168	543	212
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	350,682	209,173	179,412
WealthQuest III Variable Annuity - 6 yr. Ratchet	131,125	17,099	44,722
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	44,134	20,544	12,354
WQ III Group Unallocated Variable Annuity	222,491	518,308	261,810
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.73	1.01	0.79
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.73	1.01	0.78
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.72	1.00	0.78
WQ III Group Unallocated Variable Annuity	0.76	1.05	0.81

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Assets	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
54,127 shares at net asset value of $6.64	359	—	—
(cost $683)
79,012 shares at net asset value of $4.96	—	392	—
(cost $850)
34,113 shares at net asset value of $7.46	—	—	254
(cost $439)
Total Assets	359	392	254

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	359	392	254

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	87	189	44
WealthQuest III Variable Annuity - 6 yr. Ratchet	34	40	25
WealthQuest III Variable Annuity - 3% Roll-up	—	—	3
WealthQuest III Variable Annuity - 5% Roll-up	19	24	—
WQ III Group Unallocated Variable Annuity	219	139	182
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	131,306	280,949	60,820
WealthQuest III Variable Annuity - 6 yr. Ratchet	52,537	59,240	35,437
WealthQuest III Variable Annuity - 3% Roll-up	—	—	4,918
WealthQuest III Variable Annuity - 5% Roll-up	29,314	36,714	—
WQ III Group Unallocated Variable Annuity	322,714	199,384	245,837
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.66	0.67	0.72
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.66	0.67	0.71
WealthQuest III Variable Annuity - 3% Roll-up	—	—	0.71
WealthQuest III Variable Annuity - 5% Roll-up	0.65	0.66	—
WQ III Group Unallocated Variable Annuity	0.68	0.69	0.74

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Dynamics	AIM Global Health Care	AIM Technology	AIM Global Real Estate
11,368 shares at net asset value of $9.99	114	—	—	—
(cost $176)
46,735 shares at net asset value of $12.47	—	583	—	—
(cost $854)
48,259 shares at net asset value of $8.38	—	—	404	—
(cost $649)
191,162 shares at net asset value of $9.23	—	—	—	1,764
(cost $4,083)
Total Assets	114	583	404	1,764

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	114	583	404	1,764

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	14	38	56	444
WealthQuest III Variable Annuity - 6 yr. Ratchet	19	37	18	80
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	5	10	—	61
WQ III Group Unallocated Variable Annuity	76	498	330	1,179
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	22,872	43,043	158,145	273,751
WealthQuest III Variable Annuity - 6 yr. Ratchet	32,710	41,866	53,115	49,991
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	8,328	11,824	—	38,371
WQ III Group Unallocated Variable Annuity	121,311	533,711	888,541	691,576
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.60	0.89	0.35	1.62
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.59	0.88	0.35	1.61
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.58	0.86	—	1.58
WQ III Group Unallocated Variable Annuity	0.62	0.93	0.37	1.70

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Assets	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
128,987 shares at net asset value of $13.38	1,726	—	—
(cost $2,703)
39,435 shares at net asset value of $4.12	—	162	—
(cost $408)
59,129 shares at net asset value of $10.62	—	—	628
(cost $915)
Total Assets	1,726	162	628

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—
Total Liabilities	—	—	—
Net assets applicable to policyholders’	1,726	162	628

Policyholders' Equity
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	517	20	122
WealthQuest III Variable Annuity - 6 yr. Ratchet	136	4	1
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	70	—	—
WQ III Group Unallocated Variable Annuity	1,003	138	505
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	570,991	49,002	163,995
WealthQuest III Variable Annuity - 6 yr. Ratchet	151,593	10,817	1,196
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	79,297	—	—
WQ III Group Unallocated Variable Annuity	1,056,340	319,665	645,221
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	0.90	0.41	0.75
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.90	0.41	0.74
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.88	—	—
WQ III Group Unallocated Variable Annuity	0.95	0.43	0.78
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Assets	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
78,485 shares at net asset value of $15.62	1,226	—	—	—
(cost $1,506)
45,561 shares at net asset value of $10.38	—	473	—	—
(cost $627)
37,763 shares at net asset value of $12.90	—	—	487	—
(cost $640)
43,316 shares at net asset value of $14.64	—	—	—	634
(cost $852)
Total Assets	1,226	473	487	634

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,226	473	487	634

Policyholders' Equity
WealthQuest Variable Annuity II	502	223	271	175
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	126	31	9	198
WealthQuest III Variable Annuity - 6 yr. Ratchet	35	20	19	54
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	103	53	15	8
WQ III Group Unallocated Variable Annuity	460	146	173	199
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	523,228	258,979	335,418	217,056
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	285,284	62,906	14,343	268,793
WealthQuest III Variable Annuity - 6 yr. Ratchet	79,217	41,023	31,862	74,295
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	240,234	109,896	25,506	10,845
WQ III Group Unallocated Variable Annuity	992,534	281,957	275,103	257,691
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.96	0.86	0.81	0.80
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.44	0.49	0.60	0.74
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.44	0.49	0.59	0.73
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.43	0.48	0.58	0.71
WQ III Group Unallocated Variable Annuity	0.46	0.52	0.63	0.77

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Assets	Van Eck Hard Assets	Van Eck Emerging Markets
3,922 shares at net asset value of $18.75	74	—
(cost $137)
39,291 shares at net asset value of $5.88	—	231
(cost $621)
Total Assets	74	231

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	74	231

Policyholders' Equity
WealthQuest Variable Annuity II	74	231
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	37,592	198,316
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.96	1.16
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Assets	AN Growth	AN Equity Income	AN Balanced	AN Money Market
1,822,902 shares at net asset value of $1.07	1,951	—	—	—
(cost $2,547)
3,180,069 shares at net asset value of $1.13	—	3,593	—	—
(cost $5,203)
2,223,970 shares at net asset value of $1.14	—	—	2,535	—
(cost $3,186)
22,235,379 shares at net asset value of $1.00	—	—	—	22,235
(cost $22,235)
Total Assets	1,951	3,593	2,535	22,235

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	1,951	3,593	2,535	22,235

Policyholders' Equity
WealthQuest Variable Annuity II	528	943	368	724
Investrac Gold Variable Annuity	730	1,431	433	393
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	204	558	896	3,976
WealthQuest III Variable Annuity - 6 yr. Ratchet	83	104	87	985
WealthQuest III Variable Annuity - 3% Roll-up	—	—	5	—
WealthQuest III Variable Annuity - 5% Roll-up	—	65	95	536
WQ III Group Unallocated Variable Annuity	406	492	651	15,621
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	709,596	811,442	330,284	606,631
Investrac Gold Variable Annuity	578,851	707,016	255,750	300,774
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	368,754	672,581	977,284	3,591,579
WealthQuest III Variable Annuity - 6 yr. Ratchet	150,096	126,223	95,341	897,236
WealthQuest III Variable Annuity - 3% Roll-up	—	86	6,088	—
WealthQuest III Variable Annuity - 5% Roll-up	—	80,968	107,400	499,100
WQ III Group Unallocated Variable Annuity	699,269	564,327	676,359	13,432,626
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	0.74	1.16	1.11	1.19
Investrac Gold Variable Annuity	1.26	2.02	1.69	1.31
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	0.55	0.83	0.92	1.11
WealthQuest III Variable Annuity - 6 yr. Ratchet	0.55	0.82	0.91	1.10
WealthQuest III Variable Annuity - 3% Roll-up	—	0.82	0.90	—
WealthQuest III Variable Annuity - 5% Roll-up	—	0.81	0.89	1.07
WQ III Group Unallocated Variable Annuity	0.58	0.87	0.96	1.16
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Assets	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
505,778 shares at net asset value of $14.34	7,253	—	—	—
(cost $11,591)
527,143 shares at net asset value of $8.24	—	4,344	—	—
(cost $8,284)
903,635 shares at net asset value of $4.82	—	—	4,355	—
(cost $4,432)
178,859 shares at net asset value of $13.89	—	—	—	2,484
(cost $4,189)
Total Assets	7,253	4,344	4,355	2,484

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—
Total Liabilities	—	—	—	—
Net assets applicable to policyholders’	7,253	4,344	4,355	2,484

Policyholders' Equity
WealthQuest Variable Annuity II	819	287	129	635
Investrac Gold Variable Annuity	197	71	—	284
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,866	815	694	177
WealthQuest III Variable Annuity - 6 yr. Ratchet	574	127	521	12
WealthQuest III Variable Annuity - 3% Roll-up	6	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	375	132	168	79
WQ III Group Unallocated Variable Annuity	3,416	2,912	2,843	1,297
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	706,319	346,240	92,284	402,476
Investrac Gold Variable Annuity	201,747	119,773	—	236,658
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1,852,222	1,383,770	543,725	174,931
WealthQuest III Variable Annuity - 6 yr. Ratchet	574,441	217,063	411,468	12,344
WealthQuest III Variable Annuity - 3% Roll-up	6,479	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	384,340	231,586	135,608	80,931
WQ III Group Unallocated Variable Annuity	3,228,968	4,709,728	2,119,055	1,224,053
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.16	0.83	1.40	1.58
Investrac Gold Variable Annuity	0.98	0.59	—	1.20
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	1.01	0.59	1.28	1.01
WealthQuest III Variable Annuity - 6 yr. Ratchet	1.00	0.58	1.27	1.00
WealthQuest III Variable Annuity - 3% Roll-up	0.99	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0.98	0.57	1.24	0.98
WQ III Group Unallocated Variable Annuity	1.06	0.62	1.34	1.06

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF NET ASSETS AS OF DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Assets	Lazard Small Cap	Lazard Emerging Markets
29,185 shares at net asset value of $6.34	185	—
(cost $375)
20,864 shares at net asset value of $11.59	—	242
(cost $447)
Total Assets	185	242

Liabilities
Payable to American National for policy terminations, withdrawal payments and mortality and expense charges	—	—
Total Liabilities	—	—
Net assets applicable to policyholders’	185	242

Policyholders' Equity
WealthQuest Variable Annuity II	185	242
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Units Outstanding
WealthQuest Variable Annuity II	155,477	130,746
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—
Policyholders' Equity – Unit Value
WealthQuest Variable Annuity II	1.19	1.85
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Operations	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund	—	5	25
Mortality and expense charges
WealthQuest Variable Annuity II	(1)	(2)	(1)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(6)	(3)	(2)
WealthQuest III Variable Annuity -- 6 yr. Ratchet	(3)	(2)	(2)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(4)	(1)
WQ III Group Unallocated Variable Annuity	(6)	(5)	(2)

Investment income (loss) - net	(18)	(11)	17

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	36	—	—

Realized gains (losses) on sales of investments	39	(1)	43

Net realized gains (losses) on investments	75	(1)	43

Net change in unrealized appreciation or depreciation of investments	(1,622)	(1,364)	(653)

Net gains (losses) on investments	(1,547)	(1,365)	(610)

Net increase (decrease) in net assets resulting from operations	(1,565)	(1,376)	(593)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Operations	Alger Balanced	Alger Mid Cap Growth	AlgerCapital Appreciation
Investment income (loss)
Investment income distributions from underlying mutual fund	85	5	—
Mortality and expense charges
WealthQuest Variable Annuity II	(3)	(3)	(2)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(16)	(8)	(9)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	(3)	(4)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	0	(3)	(1)
WQ III Group Unallocated Variable Annuity	(5)	(7)	(5)

Investment income (loss) - net	58	(19)	(21)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	408	1,162	—

Realized gains (losses) on sales of investments	(155)	(535)	85

Net realized gains (losses) on investments	253	627	85

Net change in unrealized appreciation or depreciation of investments	(1,549)	(3,276)	(1,539)

Net gains (losses) on investments	(1,296)	(2,649)	(1,454)

Net increase (decrease) in net assets resulting from operations	(1,238)	(2,668)	(1,475)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond- Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	29	36	334
Mortality and expense charges
WealthQuest Variable Annuity II	—	(7)	(6)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(1)	(1)	(10)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	(1)	(2)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	(3)
WQ III Group Unallocated Variable Annuity	(1)	(1)	(6)

Investment income (loss) - net	26	26	307

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—

Realized gains (losses) on sales of investments	(3)	(2)	(143)

Net realized gains (losses) on investments	(3)	(2)	(143)

Net change in unrealized appreciation or depreciation of investments	(147)	7	(1,167)

Net gains (losses) on investments	(150)	5	(1,310)

Net increase (decrease) in net assets resulting from operations	(124)	31	(1,003)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Operations	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Investment income (loss)
Investment income distributions from underlying mutual fund	—	30	27	2
Mortality and expense charges
WealthQuest Variable Annuity II	(6)	(2)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(3)	(3)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(1)	(1)	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)	(2)

Investment income (loss) - net	(10)	23	22	(1)

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	312	—	—	74

Realized gains (losses) on sales of investments	(37)	23	(9)	(34)

Net realized gains (losses) on investments	275	23	(9)	40

Net change in unrealized appreciation or depreciation of investments	(811)	(335)	(67)	(394)

Net gains (losses) on investments	(536)	(312)	(76)	(354)

Net increase (decrease) in net assets resulting from operations	(546)	(289)	(54)	(355)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Investment income (loss)
Investment income distributions from underlying mutual fund	1	28	10	5
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(1)	(17)	(19)	(1)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	—	11	(9)	4

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	7	1	—	—

Realized gains (losses) on sales of investments	—	(106)	(94)	(3)

Net realized gains (losses) on investments	7	(105)	(94)	(3)

Net change in unrealized appreciation or depreciation of investments	(38)	(556)	(704)	(20)

Net gains (losses) on investments	(31)	(661)	(798)	(23)

Net increase (decrease) in net assets resulting from operations	(31)	(650)	(807)	(19)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Investment income (loss)
Investment income distributions from underlying mutual fund	17	17	5	11
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	(4)
Investrac Gold Variable Annuity	(8)	(10)	(3)	(3)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Investment income (loss) - net	9	7	2	4

Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	95	—	60

Realized gains (losses) on sales of investments	—	(12)	(2)	(6)

Net realized gains (losses) on investments	—	83	(2)	54

Net change in unrealized appreciation or depreciation of investments	—	(474)	(16)	(204)

Net gains (losses) on investments	—	(391)	(18)	(150)

Net increase (decrease) in net assets resulting from operations	9	(384)	(16)	(146)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	92	48	15
Mortality and expense charges
WealthQuest Variable Annuity II	(29)	(30)	(6)
Investrac Gold Variable Annuity	(31)	(35)	(4)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	32	(17)	5

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	53	144	1

Realized gains (losses) on sales of investments	72	(5)	(6)

Net realized gains (losses) on investments	125	139	(5)

Net change in unrealized appreciation or depreciation of investments	(2,184)	(2,748)	(333)

Net gains (losses) on investments	(2,059)	(2,609)	(338)

Net increase (decrease) in net assets resulting from operations	(2,027)	(2,626)	(333)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Operations	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	1	2	4
Mortality and expense charges
WealthQuest Variable Annuity II	—	(8)	—
Investrac Gold Variable Annuity	(1)	—	(10)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Investment income (loss) - net	—	(6)	(6)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	1	—	117

Realized gains (losses) on sales of investments	3	(48)	(23)

Net realized gains (losses) on investments	4	(48)	94

Net change in unrealized appreciation or depreciation of investments	(41)	(431)	(409)

Net gains (losses) on investments	(37)	(479)	(315)

Net increase (decrease) in net assets resulting from operations	(37)	(485)	(321)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	80
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)		(34)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	(7)
WealthQuest III Variable Annuity - 3% Rollup	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	(8)
WQ III Group Unallocated Variable Annuity	(3)	—	(20)

Investment income (loss) - net	(5)	—	11

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	2	1	278

Realized gains (losses) on sales of investments	(36)	—	(372)

Net realized gains (losses) on investments	(34)	1	(94)

Net change in unrealized appreciation or depreciation of investments	(654)	(2)	(5,118)

Net gains (losses) on investments	(688)	(1)	(5,212)

Net increase (decrease) in net assets resulting from operations	(693)	(1)	(5,201)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Investment income (loss)
Investment income distributions from underlying mutual fund	130	2	20
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(23)	(3)	(35)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(6)	—	(9)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(9)	(1)	(4)
WQ III Group Unallocated Variable Annuity	(13)	(3)	(16)

Investment income (loss) - net	79	(5)	(44)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	75	—	1,401

Realized gains (losses) on sales of investments	50	17	(350)

Net realized gains (losses) on investments	125	17	1,051

Net change in unrealized appreciation or depreciation of investments	(3,246)	(967)	(5,003)

Net gains (losses) on investments	(3,121)	(950)	(3,952)

Net increase (decrease) in net assets resulting from operations	(3,042)	(955)	(3,996)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Investment income (loss)
Investment income distributions from underlying mutual fund	19	29	6
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(4)	(3)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(2)	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	—	—
WQ III Group Unallocated Variable Annuity	(1)	(2)	(1)

Investment income (loss) - net	11	24	2

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	1	1	64

Realized gains (losses) on sales of investments	(102)	(11)	(48)

Net realized gains (losses) on investments	(101)	(10)	16

Net change in unrealized appreciation or depreciation of investments	(331)	(54)	(326)

Net gains (losses) on investments	(432)	(64)	(310)

Net increase (decrease) in net assets resulting from operations	(421)	(40)	(308)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Operations	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Investment income (loss)
Investment income distributions from underlying mutual fund	3	3	5
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(4)	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(1)	(1)	(1)

Investment income (loss) - net	—	(3)	2

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	18	154	—

Realized gains (losses) on sales of investments	(41)	(172)	(85)

Net realized gains (losses) on investments	(23)	(18)	(85)

Net change in unrealized appreciation or depreciation of investments	(287)	(398)	(147)

Net gains (losses) on investments	(310)	(416)	(232)

Net increase (decrease) in net assets resulting from operations	(310)	(419)	(230)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Investment Funds
Operations	AIM Dynamics	AIM Global Health Care	AIM Technology
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—	—
Mortality and expense charges	—	—	—
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	(1)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	(2)	(2)

Investment income (loss) - net	—	(3)	(3)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	152	—

Realized gains (losses) on sales of investments	4	24	(5)

Net realized gains (losses) on investments	4	176	(5)

Net change in unrealized appreciation or depreciation of investments	(99)	(423)	(362)

Net gains (losses) on investments	(95)	(247)	(367)

Net increase (decrease) in net assets resulting from operations	(95)	(250)	(370)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Operations	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Investment income (loss)
Investment income distributions from underlying mutual fund	156	63	8	—
Mortality and expense charges
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(8)	(9)	—	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(2)	(4)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(7)	(5)	(1)	(2)

Investment income (loss) - net	138	44	7	(4)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	242	233	22	3

Realized gains (losses) on sales of investments	(444)	18	(145)	(44)

Net realized gains (losses) on investments	(202)	251	(123)	(41)

Net change in unrealized appreciation or depreciation of investments	(1,526)	(1,214)	(131)	(254)

Net gains (losses) on investments	(1,728)	(963)	(254)	(295)

Net increase (decrease) in net assets resulting from operations	(1,590)	(919)	(247)	(299)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Operations	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Investment income (loss)
Investment income distributions from underlying mutual fund	4	7	4	10
Mortality and expense charges
WealthQuest Variable Annuity II	(11)	(5)	(6)	(4)
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(1)	—	(4)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(1)	—	—	(1)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(2)	(1)	(1)	(1)

Investment income (loss) - net	(14)	(1)	(3)	(0)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	—	—	81

Realized gains (losses) on sales of investments	(126)	(89)	(27)	99

Net realized gains (losses) on investments	(126)	(89)	(27)	180

Net change in unrealized appreciation or depreciation of investments	(709)	(293)	(304)	(588)

Net gains (losses) on investments	(835)	(382)	(331)	(408)

Net increase (decrease) in net assets resulting from operations	(849)	(383)	(334)	(408)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Operations	Van Eck Hard Assets	Van Eck Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	—
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(6)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(2)	(6)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	21	249

Realized gains (losses) on sales of investments	21	19

Net realized gains (losses) on investments	42	268

Net change in unrealized appreciation or depreciation of investments	(104)	(684)

Net gains (losses) on investments	(62)	(416)

Net increase (decrease) in net assets resulting from operations	(64)	(422)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Investment income (loss)
Investment income distributions from underlying mutual fund	31	154	82	181
Mortality and expense charges
WealthQuest Variable Annuity II	(6)	(18)	(7)	(9)
Investrac Gold Variable Annuity	(14)	(27)	(9)	(4)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(2)	(9)	(16)	(20)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(2)	(1)	(5)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(1)	(2)	(5)
WQ III Group Unallocated Variable Annuity	(1)	(2)	(3)	(36)

Investment income (loss) - net	8	95	44	102

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	53	—	—

Realized gains (losses) on sales of investments	(47)	(153)	(41)	—

Net realized gains (losses) on investments	(47)	(100)	(41)	—

Net change in unrealized appreciation or depreciation of investments	(805)	(1,743)	(919)	—

Net gains (losses) on investments	(852)	(1,843)	(960)	—

Net increase (decrease) in net assets resulting from operations	(844)	(1,748)	(916)	102

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Operations	AN Government Bond	AN High Yield Bond	AN Small-Cap/ MidCap	AN International Stock
Investment income (loss)
Investment income distributions from underlying mutual fund	114	51	—	20
Mortality and expense charges
WealthQuest Variable Annuity II	(2)	(1)	—	(1)
Investrac Gold Variable Annuity	—	—	—	(1)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(15)	(4)	(1)	(2)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(4)	(1)	(1)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(1)	—	—
WQ III Group Unallocated Variable Annuity	(6)	(2)	(1)	(2)

Investment income (loss) - net	85	42	(3)	14

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	77	—	—	—

Realized gains (losses) on sales of investments	(9)	(281)	(178)	(386)

Net realized gains (losses) on investments	68	(281)	(178)	(386)

Net change in unrealized appreciation or depreciation of investments	—	—	—	—

Net gains (losses) on investments	68	(281)	(178)	(386)

Net increase (decrease) in net assets resulting from operations	153	(239)	(181)	(372)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Operations	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Investment income (loss)
Investment income distributions from underlying mutual fund	236	134	171	—
Mortality and expense charges
WealthQuest Variable Annuity II	(16)	(6)	(2)	(13)
Investrac Gold Variable Annuity	(4)	(2)	—	(5)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(32)	(14)	(9)	(3)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(10)	(3)	(3)	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(7)	(3)	(3)	(2)
WQ III Group Unallocated Variable Annuity	(16)	(16)	(10)	(7)

Investment income (loss) - net	151	90	144	(30)

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	316	258	—	192

Realized gains (losses) on sales of investments	(290)	(141)	(15)	(210)

Net realized gains (losses) on investments	26	117	(15)	(18)

Net change in unrealized appreciation or depreciation of investments	(4,521)	(4,434)	(101)	(1,833)

Net gains (losses) on investments	(4,495)	(4,317)	(116)	(1,851)

Net increase (decrease) in net assets resulting from operations	(4,344)	(4,227)	28	(1,881)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Operations	Lazard SmallCap	Lazard Emerging Markets
Investment income (loss)
Investment income distributions from underlying mutual fund	—	8
Mortality and expense charges
WealthQuest Variable Annuity II	(4)	(5)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Investment income (loss) - net	(4)	3

Realized and unrealized gains (losses) on investments - net
Realized gain distributions from underlying mutual fund	—	27

Realized gains (losses) on sales of investments	(88)	6

Net realized gains (losses) on investments	(88)	33

Net change in unrealized appreciation or depreciation of investments	(41)	(288)

Net gains (losses) on investments	(129)	(255)

Net increase (decrease) in net assets resulting from operations	(133)	(252)

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios – Class I-2 Shares
Net Changes	Alger Small Cap Growth	Alger Large Cap Growth	Alger Growth & Income
Operations
Investment income (loss) – net	(18)	(11)	17
Net realized gains (losses) on investments	75	(1)	43
Net change in unrealized appreciation or depreciation of investments	(1,622)	(1,364)	(653)

Net increase (decrease) in net assets resulting from operations	(1,565)	(1,376)	(593)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	2	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	15	2	4
WealthQuest III Variable Annuity -– 6 yr. Ratchet	1	—	2
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	291	286	160

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(18)	(17)	(143)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	15	45	(60)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(214)	(3)	34
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	13	(4)	—
WQ III Group Unallocated Variable Annuity	(445)	(242)	(146)

Increase (decrease) in net assets from policy transactions	(340)	67	(149)

Increase (decrease) in net assets	(1,905)	(1,309)	(742)

Net assets at the beginning of year	3,519	2,836	1,632

Net assets at the end of year	1,614	1,527	890

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
The Alger Portfolios - Class I-2 Shares
Net Changes	Alger Balanced	Alger Mid Cap Growth	Alger Capital Appreciation
Operations
Investment income (loss) – net	58	(19)	(21)
Net realized gains (losses) on investments	253	627	85
Net change in unrealized appreciation or depreciation of investments	(1,549)	(3,276)	(1,539)

Net increase (decrease) in net assets resulting from operations	(1,238)	(2,668)	(1,475)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	5	2
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	27	36	24
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	18	26
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	297	459	316

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(25)	(32)	(11)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(157)	89	178
WealthQuest III Variable Annuity - 6 yr. Ratchet	(8)	84	(247)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(1)	27	(1)
WQ III Group Unallocated Variable Annuity	(51)	(545)	(224)

Increase (decrease) in net assets from policy transactions	85	141	63

Increase (decrease) in net assets	(1,153)	(2,527)	(1,412)

Net assets at the beginning of year	3,700	4,411	3,187

Net assets at the end of year	2,547	1,884	1,775

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Capital Income	Federated U.S. Gov’t Securities	Federated High Income Bond-Prim.Sh.
Operations
Investment income (loss) – net	26	26	307
Net realized gains (losses) on investments	(3)	(2)	(143)
Net change in unrealized appreciation or depreciation of investments	(147)	7	(1,167)

Net increase (decrease) in net assets resulting from operations	(124)	31	(1,003)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	1	1
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	13
WealthQuest III Variable Annuity -- 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	59	77	431

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(37)	(72)	(96)
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(14)	73	(3)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	180	(8)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	10	—	(44)
WQ III Group Unallocated Variable Annuity	45	166	(239)

Increase (decrease) in net assets from policy transactions	63	425	55

Increase (decrease) in net assets	(61)	456	(948)

Net assets at the beginning of year	550	695	3,674

Net assets at the end of year	489	1,151	2,726

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Federated Insurance Series – Class II
Net Changes	Federated Mid Cap Growth Strategies	Federated Equity Income	Federated Quality Bond- Prim. Sh.	Federated Kaufmann-Prim. Sh.
Operations
Investment income (loss) – net	(10)	23	22	(1)
Net realized gains (losses) on investments	275	23	(9)	40
Net change in unrealized appreciation or depreciation of investments	(811)	(335)	(67)	(394)

Net increase (decrease) in net assets resulting from operations	(546)	(289)	(54)	(355)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	25	8	19	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Rollup	—	—	—	—
WealthQuest III Variable Annuity - 5% Rollup	—	—	—	—
WQ III Group Unallocated Variable Annuity	87	61	72	112

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(334)	(148)	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	22	(35)	2	(3)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(3)	(9)	20	(28)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(2)	(31)	25	—
WQ III Group Unallocated Variable Annuity	(166)	(35)	111	(18)

Increase (decrease) in net assets from policy transactions	(371)	(189)	249	64

Increase (decrease) in net assets	(917)	(478)	195	(291)

Net assets at the beginning of year	1,561	1,063	398	781

Net assets at the end of year	644	585	593	490

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Growth & Income	Fidelity Equity Income	Fidelity Growth	Fidelity High Income
Operations
Investment income (loss) – net	—	11	(9)	4
Net realized gains (losses) on investments	7	(105)	(94)	(3)
Net change in unrealized appreciation or depreciation of investments	(38)	(556)	(704)	(20)

Net increase (decrease) in net assets resulting from operations	(31)	(650)	(807)	(19)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	4	6	43	3
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	(7)	(242)	(339)	(25)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	(3)	(236)	(296)	(22)

Increase (decrease) in net assets	(34)	(886)	(1,103)	(41)

Net assets at the beginning of year	77	1,631	1,914	92

Net assets at the end of year	43	745	811	51

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Money Market	Fidelity Overseas	Fidelity Investment Grade Bond	Fidelity Asset Manager
Operations
Investment income (loss) – net	9	7	2	4
Net realized gains (losses) on investments	—	83	(2)	54
Net change in unrealized appreciation or depreciation of investments	—	(474)	(16)	(204)

Net increase (decrease) in net assets resulting from operations	9	(384)	(16)	(146)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	12	17	3
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	(117)
Investrac Gold Variable Annuity	(181)	(160)	250	(101)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—	—

Increase (decrease) in net assets from policy transactions	(181)	(148)	267	(215)

Increase (decrease) in net assets	(172)	(532)	251	(361)

Net assets at the beginning of year	584	985	108	668

Net assets at the end of year	412	453	359	307

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Index 500	Fidelity Contrafund	Fidelity Asset Mgr. Growth
Operations
Investment income (loss) – net	32	(17)	5
Net realized gains (losses) on investments	125	139	(5)
Net change in unrealized appreciation or depreciation of investments	(2,184)	(2,748)	(333)

Net increase (decrease) in net assets resulting from operations	(2,027)	(2,626)	(333)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	2	1
Investrac Gold Variable Annuity	70	73	12
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(607)	(439)	(65)
Investrac Gold Variable Annuity	(418)	(13)	(29)
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(954)	(377)	(81)

Increase (decrease) in net assets	(2,981)	(3,003)	(414)

Net assets at the beginning of year	6,047	6,328	974

Net assets at the end of year	3,066	3,325	560
See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Initial Class
Net Changes	Fidelity Balanced	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	—	(6)	(6)
Net realized gains (losses) on investments	4	(48)	94
Net change in unrealized appreciation or depreciation of investments	(41)	(431)	(409)

Net increase (decrease) in net assets resulting from operations	(37)	(485)	(321)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	6	—
Investrac Gold Variable Annuity	1	—	15
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	(104)	—
Investrac Gold Variable Annuity	(64)	(7)	4
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	—	—	—

Increase (decrease) in net assets from policy transactions	(63)	(105)	19

Increase (decrease) in net assets	(100)	(590)	(302)

Net assets at the beginning of year	159	946	849

Net assets at the end of year	59	356	547

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Aggressive Growth	Fidelity Asset Manager	Fidelity Contrafund
Operations
Investment income (loss) – net	(5)	—	11
Net realized gains (losses) on investments	(34)	1	(94)
Net change in unrealized appreciation or depreciation of investments	(654)	(2)	(5,118)

Net increase (decrease) in net assets resulting from operations	(693)	(1)	(5,201)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	6	—	66
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	21
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	229	—	1,306

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	29	—	90
WealthQuest III Variable Annuity - 6 yr. Ratchet	(7)	—	(43)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	—	28
WQ III Group Unallocated Variable Annuity	(381)	—	(920)

Increase (decrease) in net assets from policy transactions	(123)	—	548

Increase (decrease) in net assets	(816)	(1)	(4,653)

Net assets at the beginning of year	1,545	5	11,613

Net assets at the end of year	729	4	6,960

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Index 500	Fidelity Growth Opportunities	Fidelity Mid Cap
Operations
Investment income (loss) – net	79	(5)	(44)
Net realized gains (losses) on investments	125	17	1,051
Net change in unrealized appreciation or depreciation of investments	(3,246)	(967)	(5,003)

Net increase (decrease) in net assets resulting from operations	(3,042)	(955)	(3,996)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	32	5	73
WealthQuest III Variable Annuity - 6 yr. Ratchet	19	—	11
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	797	304	878

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(81)	(111)	(38)
WealthQuest III Variable Annuity - 6 yr. Ratchet	5	(37)	(256)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(85)	15	54
WQ III Group Unallocated Variable Annuity	(1,015)	(284)	(764)

Increase (decrease) in net assets from policy transactions	(328)	(108)	(42)

Increase (decrease) in net assets	(3,370)	(1,063)	(4,038)

Net assets at the beginning of year	8,222	1,831	10,030

Net assets at the end of year	4,852	768	5,992

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Equity Income	Fidelity Investment Grade Bond	Fidelity Growth & Income
Operations
Investment income (loss) – net	11	24	2
Net realized gains (losses) on investments	(101)	(10)	16
Net change in unrealized appreciation or depreciation of investments	(331)	(54)	(326)

Net increase (decrease) in net assets resulting from operations	(421)	(40)	(308)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	34	9	14
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	89	232	89

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	6	(31)	25
WealthQuest III Variable Annuity - 6 yr. Ratchet	7	18	34
WealthQuest III Variable Annuity - 3% Roll-up	(9)	(12)	(9)
WealthQuest III Variable Annuity - 5% Roll-up	(15)	(2)	5
WQ III Group Unallocated Variable Annuity	(51)	(23)	(83)

Increase (decrease) in net assets from policy transactions	64	191	75

Increase (decrease) in net assets	(357)	151	(233)

Net assets at the beginning of year	910	642	631

Net assets at the end of year	553	793	398

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Fidelity Variable Insurance Products – Service Class II
Net Changes	Fidelity Value	Fidelity Value Strategies	Fidelity Value Leaders
Operations
Investment income (loss) – net	—	(3)	2
Net realized gains (losses) on investments	(23)	(18)	(85)
Net change in unrealized appreciation or depreciation of investments	(287)	(398)	(147)

Net increase (decrease) in net assets resulting from operations	(310)	(419)	(230)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	3	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	63	96	117

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	2	(82)	3
WealthQuest III Variable Annuity - 6 yr. Ratchet	42	(60)	6
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(7)	12	—
WQ III Group Unallocated Variable Annuity	(95)	(93)	(144)

Increase (decrease) in net assets from policy transactions	8	(127)	(18)

Increase (decrease) in net assets	(302)	(546)	(248)

Net assets at the beginning of year	661	938	502

Net assets at the end of year	359	392	254

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Dynamics	AIM Global Health Care	AIM Technology
Operations
Investment income (loss) – net	—	(3)	(3)
Net realized gains (losses) on investments	4	176	(5)
Net change in unrealized appreciation or depreciation of investments	(99)	(423)	(362)

Net increase (decrease) in net assets resulting from operations	(95)	(250)	(370)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	—	1	2
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	29	155	119

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—
Investrac Gold Variable Annuity	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—
WealthQuest III Variable Annuity - No Rider	(4)	(7)	11
WealthQuest III Variable Annuity - 6 yr. Ratchet	3	(2)	(8)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—
WQ III Group Unallocated Variable Annuity	(64)	(195)	(238)

Increase (decrease) in net assets from policy transactions	(36)	(48)	(114)

Increase (decrease) in net assets	(131)	(298)	(484)

Net assets at the beginning of year	245	881	888

Net assets at the end of year	114	583	404

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
AIM Variable Insurance Funds
Net Changes	AIM Global Real Estate	AIM Utilities	AIM Financial Services	AIM Small Cap Equity
Operations
Investment income (loss) – net	138	44	7	(4)
Net realized gains (losses) on investments	(202)	251	(123)	(41)
Net change in unrealized appreciation or depreciation of investments	(1,526)	(1,214)	(131)	(254)

Net increase (decrease) in net assets resulting from operations	(1,590)	(919)	(247)	(299)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	29	23	—	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	2	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	414	223	76	149

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(168)	(82)	(3)	(30)
WealthQuest III Variable Annuity - 6 yr. Ratchet	40	(243)	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	1	18	—	—
WQ III Group Unallocated Variable Annuity	(578)	(87)	(61)	(173)

Increase (decrease) in net assets from policy transactions	(262)	(146)	12	(53)

Increase (decrease) in net assets	(1,852)	(1,065)	(235)	(352)

Net assets at the beginning of year	3,616	2,791	397	980

Net assets at the end of year	1,764	1,726	162	628

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
MFS Variable Insurance Trust – Initial Class Shares
Net Changes	MFS Growth	MFS Core Equity	MFS Research	MFS Investors Trust
Operations
Investment income (loss) – net	(14)	(1)	(3)	—
Net realized gains (losses) on investments	(126)	(89)	(27)	180
Net change in unrealized appreciation or depreciation of investments	(709)	(293)	(304)	(588)

Net increase (decrease) in net assets resulting from operations	(849)	(383)	(334)	(408)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	1	—	—
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	5	2	—	1
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	139	50	76	66

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(287)	(361)	(328)	(370)
Investrac Gold Variable Annuity	—	—	—	—
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	10	(12)	(3)	(118)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—	—	24
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(5)	—	(4)
WQ III Group Unallocated Variable Annuity	(85)	(195)	(114)	(157)

Increase (decrease) in net assets from policy transactions	(218)	(520)	(369)	(558)

Increase (decrease) in net assets	(1,067)	(903)	(703)	(966)

Net assets at the beginning of year	2,293	1,376	1,190	1,600

Net assets at the end of year	1,226	473	487	634

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Van Eck Worldwide Insurance Trust
Net Changes	Van Eck Hard Assets	Van Eck Emerging Markets
Operations
Investment income (loss) – net	(2)	(6)
Net realized gains (losses) on investments	42	268
Net change in unrealized appreciation or depreciation of investments	(104)	(684)

Net increase (decrease) in net assets resulting from operations	(64)	(422)

Policy transactions
Policy purchase payments:
yWealthQuest Variable Annuity II	—	1
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(39)	(77)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(39)	(76)

Increase (decrease) in net assets	(103)	(498)

Net assets at the beginning of year	177	729

Net assets at the end of year	74	231

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Growth	AN Equity Income	AN Balanced	AN Money Market
Operations
Investment income (loss) – net	8	95	44	102
Net realized gains (losses) on investments	(47)	(100)	(41)	—
Net change in unrealized appreciation or depreciation of investments	(805)	(1,743)	(919)	—

Net increase (decrease) in net assets resulting from operations	(844)	(1,748)	(916)	102

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	239	6	—	20
Investrac Gold Variable Annuity	51	34	10	111
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	90	24	10	3,984
WealthQuest III Variable Annuity - 6 yr. Ratchet	67	2	1	1,088
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	354
WQ III Group Unallocated Variable Annuity	289	153	199	7,990

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(125)	(629)	(173)	(38)
Investrac Gold Variable Annuity	(201)	(326)	(235)	(12)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(43)	(88)	(488)	(958)
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	(43)	18	(245)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	(5)	(45)	(239)
WQ III Group Unallocated Variable Annuity	(156)	(160)	(134)	(483)

Increase (decrease) in net assets from policy transactions	211	(1,032)	(837)	11,572

Increase (decrease) in net assets	(633)	(2,780)	(1,753)	11,674

Net assets at the beginning of year	2,584	6,373	4,288	10,561

Net assets at the end of year	1,951	3,593	2,535	22,235

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
American National Investment Accounts, Inc.
Net Changes	AN Government Bond	AN High Yield Bond	AN Small-Cap/ Mid-Cap	AN International Stock
Operations
Investment income (loss) – net	85	42	(3)	14
Net realized gains (losses) on investments	68	(281)	(178)	(386)
Net change in unrealized appreciation or depreciation of investments	—	—	—	—

Net increase (decrease) in net assets resulting from operations	153	(239)	(181)	(372)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	—	—	—
Investrac Gold Variable Annuity	—	—	—	1
Investrac Gold Annuitized Variable Annuity	6	—	—	4
WealthQuest III Variable Annuity - No Rider	—	—	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	27	5	1	13
WealthQuest III Variable Annuity - 3% Roll-up	—	—		—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	—	—
WQ III Group Unallocated Variable Annuity	275	80	55	123

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(133)	(55)	(37)	(115)
Investrac Gold Variable Annuity	(8)	—	(22)	(76)
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	(1,360)	(354)	(136)	(174)
WealthQuest III Variable Annuity - 6 yr. Ratchet	(98)	(72)	(131)	(22)
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	(172)	(43)	—	(26)
WQ III Group Unallocated Variable Annuity	(1,899)	(426)	(513)	(620)

Increase (decrease) in net assets from policy transactions	(3,362)	(865)	(783)	(892)

Increase (decrease) in net assets	(3,209)	(1,104)	(964)	(1,264)

Net assets at the beginning of year	3,209	1,104	964	1,264

Net assets at the end of year	—	—	—	—

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
T. Rowe Price
Net Changes	T. Rowe Price Equity Income	T. Rowe Price International Stock	T. Rowe Price Ltd Term Bond	T. Rowe Price Mid-Cap Growth
Operations
Investment income (loss) – net	151	90	144	(30)
Net realized gains (losses) on investments	26	117	(15)	(18)
Net change in unrealized appreciation or depreciation of investments	(4,521)	(4,434)	(101)	(1,833)

Net increase (decrease) in net assets resulting from operations	(4,344)	(4,227)	28	(1,881)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	—	4	—	7
Investrac Gold Variable Annuity	5	4	—	13
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	40	30	22	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	26	2	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—	1	—
WQ III Group Unallocated Variable Annuity	975	971	629	355

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(540)	(123)	(170)	(594)
Investrac Gold Variable Annuity	(18)	(15)	—	90
Investrac Gold Annuitized Variable Annuity	—	—	—	—
WealthQuest III Variable Annuity - No Rider	—	117	(100)	(65)
WealthQuest III Variable Annuity - 6 yr. Ratchet	9	(13)	438	(29)
WealthQuest III Variable Annuity - 3% Roll-up	(9)	—	—	—
WealthQuest III Variable Annuity - 5% Roll-up	24	(238)	(58)	(2)
WQ III Group Unallocated Variable Annuity	(969)	(597)	(461)	(651)

Increase (decrease) in net assets from policy transactions	(457)	142	301	(876)

Increase (decrease) in net assets	(4,801)	(4,085)	329	(2,757)

Net assets at the beginning of year	12,054	8,429	4,026	5,241

Net assets at the end of year	7,253	4,344	4,355	2,484

See accompanying notes to Separate Account financial statements. (continued)

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2008 (AMOUNTS IN THOUSANDS)
SEGREGATED SUBACCOUNTS
Lazard Retirement Series
Net Changes	Lazard Small Cap	Lazard Emerging Markets
Operations
Investment income (loss) – net	(4)	3
Net realized gains (losses) on investments	(88)	33
Net change in unrealized appreciation or depreciation of investments	(41)	(288)

Net increase (decrease) in net assets resulting from operations	(133)	(252)

Policy transactions
Policy purchase payments:
WealthQuest Variable Annuity II	1	1
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Policy terminations, withdrawal payments and charges:
WealthQuest Variable Annuity II	(90)	(56)
Investrac Gold Variable Annuity	—	—
Investrac Gold Annuitized Variable Annuity	—	—
WealthQuest III Variable Annuity - No Rider	—	—
WealthQuest III Variable Annuity - 6 yr. Ratchet	—	—
WealthQuest III Variable Annuity - 3% Roll-up	—	—
WealthQuest III Variable Annuity - 5% Roll-up	—	—
WQ III Group Unallocated Variable Annuity	—	—

Increase (decrease) in net assets from policy transactions	(89)	(55)

Increase (decrease) in net assets	(222)	(307)

Net assets at the beginning of year	407	549

Net assets at the end of year	185	242

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2009

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General…American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor’s other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 66 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable Insurance Funds, LAZARD Retirement Series, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and VAN ECK Worldwide Insurance Trust.  The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation…The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments…Investments in shares of the separate investment portfolios are stated at fair value.  In accordance with the definitions provided under GAAP, the determination of fair value is based on a three-tier hierarchy as follows:

•	Level 1 fair values are determined through unadjusted quoted prices from active markets for identical assets.

•	Level 2 fair values are determined through quoted prices for similar assets that are observable from market data or can be corroborated through observed market data.

•	Level 3 fair values are determined through valuation techniques that use inputs that are both unobservable and significant to the overall market price.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition.  The net asset value for each share is equal to the quoted market price.

Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the basis of identified cost.  Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes…The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders’ are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates…The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period.  Operating results in the future could vary from the amounts derived from management’s estimates.

Risks and Uncertainties…Recent market conditions have resulted in an unusually high degree of volatility and increased the risks and short term liquidity associated with certain investments held by the Separate Account which could impact the value of investments after the date of these financial statements.

It is reasonably possible that subsequent changes in fair value of investments may vary materially in the near term.

(2)	SECURITY PURCHASES AND SALES

For the year ended December 31, 2009, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

	Purchases	Sales
Alger Small Cap Growth	$438	$619
Alger Large Cap Growth	931	1,088
Alger Growth & Income	163	355
Alger Balanced	473	860
Alger Mid Cap Growth	808	809
Alger Capital Appreciation	730	753
Federated Capital Income	114	213
Federated U.S. Gov’t Securities	1,162	877
Federated High Income Bond-Prim. Sh.	1,755	1,315
Federated Mid Cap Growth Strategies	198	231
Federated Equity Income	292	152
Federated Quality Bond-Prim. Sh.	255	244
Federated Kaufmann-Prim. Sh.	203	243
Fidelity Growth & Income	--	4
Fidelity Equity Income	17	104
Fidelity Growth	19	144
Fidelity High Income	66	13
Fidelity Money Market	273	73
Fidelity Overseas	18	114
Fidelity Investment Grade Bond	59	29
Fidelity Asset Manager	16	67
Fidelity Index 500	191	522
Fidelity Contrafund	140	818
Fidelity Balanced	32	39
Fidelity Growth Opportunities	7	60
Fidelity Mid Cap	37	245
Fidelity Aggressive Growth II	223	200
Fidelity Asset Manager Growth II	35	81
Fidelity Contrafund II	1,305	2,569
Fidelity Index 500 II	1,691	2,268
Fidelity Growth Opportunities II	257	314
Fidelity Mid Cap II	1,069	1,869
Fidelity Equity Income II	183	211
Fidelity Investment Grade Bond II	621	591
Fidelity Growth & Income II	123	113

	Purchases	Sales
Fidelity Value II	$110	$102
Fidelity Value Strategies II	475	240
Fidelity Value Leaders II	129	266
AIM Dynamics	50	78
AIM Global Health Care	233	302
AIM Technology	423	219
AIM Global Real Estate	640	678
AIM Utilities	441	684
AIM Financial Services	217	147
AIM Small Cap Equity	259	222
MFS Growth	319	384
MFS Core Equity	65	120
MFS Research	244	212
MFS Investors Trust	171	284
Van Eck Hard Assets	10	7
Van Eck Emerging Markets	39	110
AN Growth	207	471
AN Equity Income	298	770
AN Balanced	453	1,036
AN Money Market	8,621	11,374
T. Rowe Price Equity Income	1,121	2,296
T. Rowe Price International Stock	1,564	2,122
T. Rowe Price Limited–Term Bond	2,219	2,699
T. Rowe Price Mid-Cap Growth	543	585
Lazard Retirement Small Cap	1	34
Lazard Emerging Markets	34	131
TOTALS	$32,790	$43,780

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges…Mortality risk and expense risk charges were assessed daily against the Separate Account’s net asset value. This fee was assessed during 2009 on policies in both the accumulation period and the annuity period, and varied by product as follows:

Wealthquest II Variable Annuity   1.15%

Investrac Gold Variable Annuity      1.25%

Investrac Gold Group Unallocated        0.85%

Group Unallocated Variable Annuity        1.25%

Wealthquest III Variable Annuity              1.10% (with No Riders, accumulation period)

Wealthquest III Variable Annuity                      1.15%  (with No Riders, annuity period)

Wealthquest III Variable Annuity1.20% (with Minimum Guaran. Death Benefit Rider, 6 year Ratchet)

Wealthquest III Variable Annuity1.30% (3% Guaranteed Death Benefit Rider)

Wealthquest III Variable Annuity1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account’s net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

$0 – 500,000    0.90%

$500,001 – 1,000,000    0.70%

$1,000,001 – 3,000,000      0.50%

$3,000,001 – 5,000,000                      0.25%

$5,000,001 and above   0%

Monthly Administrative Charges... American National’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts.

Surrender Charge... On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue.  The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge... A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges... Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging from zero to 3.5%. American National’s current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4)	FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders’ account balance (see preceding note).  Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Small Cap Growth:
2009	2,489	$0.78 to 0.90	2,184	—	1.20 to 1.55	43.27 to 45.00
2008	2,663	0.55 to 0.62	1,614	1.41	1.20 to 1.55	-47.43 to -46.79
2007	3,082	1.03 to 1.17	3,519	—	1.20 to 1.55	15.43 to 16.93
2006	2,660	0.89 to 1.00	2,600	—	1.20 to 1.55	18.18 to 19.48
2005	1,547	0.75 to 0.83	1,273	—	1.20 to 1.55	15.08 to 16.32
Alger Large Cap Growth:
2009	2,752	0.69 to 0.76	2,036	0.64	1.20 to 1.55	45.30 to 47.06
2008	3,027	0.48 to 0.52	1,527	0.24	1.20 to 1.55	-46.99 to -46.34
2007	3,007	0.90 to 0.96	2,836	0.93	1.20 to 1.55	18.09 to 19.52
2006	3,133	0.76 to 0.80	2,484	0.13	1.20 to 1.55	3.54 to 4.72
2005	3,868	0.73 to 0.77	2,932	0.22	1.20 to 1.55	10.31 to 11.81
Alger Growth & Income:
2009	1,308	0.68 to 0.77	940	2.62	1.20 to 1.55	30.14 to 31.71
2008	1,622	0.52 to 0.56	890	2.00	1.20 to 1.55	-40.40 to -39.68
2007	1,796	0.87 to 0.93	1,632	1.59	1.20 to 1.55	8.43 to 9.76
2006	1,518	0.80 to 0.85	1,261	1.22	1.20 to 1.55	7.64 to 8.84
2005	1,726	0.74 to 0.78	1,322	1.06	1.20 to 1.55	1.85 to 3.08

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced:
2009	2,670	0.98 to 1.07	2,763	3.27	1.20 to 1.55	27.26 to 28.80
2008	3,154	0.77 to 0.83	2,547	15.79	1.20 to 1.55	-32.81 to -32.00
2007	3,113	1.14 to 1.22	3,700	13.40	1.20 to 1.55	10.63 to 11.98
2006	3,121	1.03 to 1.09	3,327	6.37	1.20 to 1.55	3.12 to 4.36
2005	3,151	1.00 to 1.04	3,235	1.66	1.20 to 1.55	6.75 to 8.04
Alger Mid Cap Growth:
2009	3,014	0.92 to 1.00	2,926	—	1.20 to 1.55	49.37 to 51.17
2008	2,915	0.61 to 0.66	1,884	37.10	1.20 to 1.55	-59.00 to -58.50
2007	2,812	1.50 to 1.60	4.411	30.61	1.20 to 1.55	29.72 to 31.10
2006	2,464	1.16 to 1.22	2,957	13.33	1.20 to 1.55	8.46 to 9.73
2005	2,113	1.06 to 1.11	2,322	3.70	1.20 to 1.55	8.14 to 9.41
Alger Capital Appreciation:
2009	2,974	0.80 to 0.95	2,678	—	1.20 to 1.55	48.78 to 50.58
2008	2,970	0.54 to 0.61	1,775	—	1.20 to 1.55	-45.98 to -45.33
2007	2,910	0.99 to 1.13	3,187	—	1.20 to 1.55	31.47 to 33.07
2006	1,545	0.75 to 0.85	1,283	—	1.20 to 1.55	17.44 to 18.85
2005	1,177	0.64 to 0.71	821	—	1.20 to 1.55	12.69 to 13.97
Federated Capital Income:
2009	457	0.87 to 1.04	468	6.08	1.20 to 1.55	26.31 to 27.83
2008	612	0.75 to 0.81	489	5.63	1.20 to 1.55	-21.61 to -20.66
2007	548	0.96 to 1.02	550	4.82	1.20 to 1.55	2.43 to 3.67
2006	550	0.93 to 0.99	534	5.30	1.20 to 1.55	13.87 to 15.44
2005	572	0.82 to 0.86	482	4.87	1.20 to 1.55	4.58 to 5.73
Federated  U.S. Government Securities:
2009	1,118	1.16 to 1.56	1,443	5.82	1.20 to 1.55	3.85 to 4.84
2008	916	1.11 to 1.50	1,151	3.91	1.20 to 1.55	2.93 to 3.91
2007	516	1.09 to 1.43	695	4.40	1.20 to 1.55	4.91 to 5.91
2006	535	1.03 to 1.39	726	4.26	1.20 to 1.55	2.55 to 3.77
2005	617	1.00 to 1.35	829	3.61	1.20 to 1.55	0.35 to 0.92
Federated  High Income Bond-Prim. Sh.:
2009	2,766	1.46 to 1.61	4,278	9.52	1.20 to 1.55	50.50 to 52.31
2008	2,642	0.98 to 1.06	2,726	10.44	1.20 to 1.55	-27.14 to -26.25
2007	2,623	1.34 to 1.43	3,674	7.63	1.20 to 1.55	1.83 to 3.06
2006	2,308	1.32 to 1.39	3,142	8.42	1.20 to 1.55	9.11 to 10.49
2005	2,458	1.21 to 1.26	3,033	7.76	1.20 to 1.55	1.08 to 2.23
Federated MidCap Growth Strategies:
2009	923	0.69 to 1.22	808	—	1.20 to 1.55	28.60 to 30.16
2008	934	0.56 to 0.95	644	28.30	1.20 to 1.55	-44.37 to -43.69
2007	1,187	1.01 to 1.70	1,561	—	1.20 to 1.55	16.19 to 17.60
2006	1,212	0.87 to 1.46	1,425	—	1.20 to 1.55	6.58 to 7.63
2005	1,137	0.81 to 1.36	1,300	—	1.20 to 1.55	10.97 to 12.54
Federated Equity Income:
2009	930	0.81 to 1.11	818	3.37	1.20 to 1.55	13.49 to 14.86
2008	754	0.71 to 0.98	585	3.62	1.20 to 1.55	-31.52 to -30.69
2007	919	1.04 to 1.43	1,063	2.67	1.20 to 1.55	0.47 to 1.69
2006	866	1.03 to 1.42	1,026	2.15	1.20 to 1.55	21.25 to 22.71
2005	1,013	0.85 to 1.16	999	2.42	1.20 to 1.55	1.75 to 2.97
Federated Quality Bond-Prim. Sh.:
2009	567	1.16 to 1.22	680	6.61	1.20 to 1.55	18.58 to 20.01
2008	592	0.98 to 1.02	593	5.43	1.20 to 1.55	-8.72 to -7.61
2007	367	1.07 to 1.10	398	3.57	1.20 to 1.55	3.75 to 5.55
2006	157	1.03 to 1.05	163	2.93	1.20 to 1.55	2.56 to 3.26
20054	40	1.00 to 1.01	40	—	1.20 to 1.55	0.39 to 1.20

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Federated Kaufmann-Prim. Sh.:
2009	485	1.14 to 1.25	599	—	1.20 to 1.55	27.50 to 29.04
2008	511	0.92 to 0.97	490	12.03	1.20 to 1.55	-42.69 to -42.00
2007	472	1.61 to 1.66	781	4.36	1.20 to 1.55	19.17 to 20.23
2006	242	1.35 to 1.38	333	1.41	1.20 to 1.55	13.12 to 14.84
20054	13	1.20 to 1.21	16	—	1.20 to 1.55	19.83 to 20.52
Fidelity Growth & Income:
2009	57	0.86	49	1.04	1.40	25.43
2008	63	0.68	43	12.37	1.40	-42.52
2007	65	1.19	77	6.08	1.40	10.56
2006	73	1.08	79	3.98	1.40	11.61
2005	65	0.97	62	1.58	1.40	6.14
Fidelity Equity Income:
2009	370	2.25	831	2.11	1.40	28.40
2008	426	1.75	745	2.45	1.40	-43.46
2007	527	3.10	1,631	9.45	1.40	0.11
2006	622	3.09	1,922	14.90	1.40	18.53
2005	750	2.61	1,955	5.28	1.40	4.39
Fidelity Growth:
2009	437	2.04	894	0.49	1.40	26.50
2008	502	1.62	811	0.77	1.40	-47.91
2007	617	3.10	1,914	0.90	1.40	25.19
2006	710	2.48	1,758	0.42	1.40	5.37
2005	879	2.35	2,065	0.53	1.40	4.33
Fidelity High Income:
2009	80	1.70	136	10.31	0.95 to 1.40	41.96
2008	43	1.20	51	8.08	0.95 to 1.40	-26.03
2007	57	1.62	92	7.90	0.95 to 1.40	1.35
2006	78	1.60	125	6.22	0.95 to 1.40	9.35 to 9.86
2005	121	1.46	176	14.82	0.95 to 1.40	1.43 to 1.60
Fidelity Money Market:
2009	426	1.44	612	0.60	1.40	-0.68
2008	285	1.45	412	3.34	1.40	1.59
2007	411	1.42	584	5.54	1.40	3.74
2006	205	1.37	281	4.88	1.40	3.40
2005	252	1.33	334	2.93	1.40	1.61
Fidelity Overseas:
2009	259	1.69	439	1.36	0.95 to 1.40	24.77
2008	334	1.36	453	11.46	0.95 to 1.40	-44.59
2007	402	2.45	985	9.96	0.95 to 1.40	15.67
2006	450	2.12 to 2.13	953	1.43	0.95 to 1.40	16.45 to 16.62
2005	404	1.82 to 1.83	734	1.02	0.95 to 1.40	17.39 to 17.57
Fidelity Investment Grade Bond:
2009	196	2.10	411	9.13	1.40	14.11
2008	195	1.84	359	1.92	1.40	-4.60
2007	56	1.93	108	5.09	1.40	2.89
2006	87	1.89	164	4.63	1.40	2.91
2005	185	1.82	336	6.23	1.40	0.77
Fidelity Asset Manager:
2009	212	1.36 to 2.05	327	2.41	1.25 to 1.40	27.32 to 27.51
2008	254	1.07 to 1.60	307	14.57	1.25 to 1.40	-29.71 to -29.61
2007	383	1.52 to 2.28	668	9.11	1.25 to 1.40	13.89 to 14.06
2006	502	1.33 to 2.00	784	2.81	1.25 to 1.40	5.83 to 5.88
2005	642	1.26 to 1.89	947	2.74	1.25 to 1.40	2.60 to 3.03

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity Index 500:
2009	2,062	1.19 to 2.53	3,324	4.46	0.95 to 1.40	24.85 to 25.03
2008	2,373	0.95 to 2.03	3,066	3.19	0.95 to 1.40	-37.88 to -37.78
2007	2,963	1.52 to 3.27	6,047	3.51	0.95 to 1.40	3.97 to 4.12
2006	3,922	1.46 to 3.14	7,517	1.80	0.95 to 1.40	14.13 to 14.30
2005	4,871	1.28 to 2.75	8,193	1.80	0.95 to 1.40	3.37 to 3.50
Fidelity Contrafund:
2009	1,661	1.72 to 2.99	3,631	1.30	0.95 to 1.40	33.82 to 34.02
2008	2,002	1.28 to 2.24	3,325	3.98	0.95 to 1.40	-43.32 to -43.23
2007	2,224	2.26 to 3.95	6,328	24.35	0.95 to 1.40	15.95 to 16.14
2006	2,793	1.94 to 3.42	6,739	9.08	0.95 to 1.40	10.17 to 10.34
2005	3,388	1.76 to 3.10	7,235	0.30	0.95 to 1.40	15.31 to 15.49
Fidelity Asset Manager Growth:
2009	491	1.17 to 1.72	671	1.70	0.95 to 1.40	31.06 to 31.26
2008	544	0.89 to 1.31	560	2.02	0.95 to 1.40	-36.71 to -36.61
2007	603	1.41 to 2.08	974	4.24	0.95 to 1.40	17.30 to 17.32
2006	640	1.20 to 1.77	869	2.01	0.95 to 1.40	5.51 to 5.79
2005	713	1.14 to 1.68	911	2.28	0.95 to 1.40	2.45 to 2.63
Fidelity Balanced:
2009	77	1.09	84	3.08	1.40	36.67
2008	73	0.80	59	2.74	1.40	-34.88
2007	129	1.23	159	6.82	1.40	7.52
2006	109	1.14	125	3.49	1.40	10.16
2005	53	1.04	55	1.49	1.40	4.29
Fidelity Growth Opportunities:
2009	552	0.61 to 0.82	447	0.46	1.25 to 1.40	43.82 to 44.04
2008	632	0.43 to 0.57	356	0.38	1.25 to 1.40	-55.65 to -55.58
2007	747	0.96 to 1.28	946	—	1.25 to 1.40	21.46 to 21.65
2006	883	0.79 to 1.05	920	0.77	1.25 to 1.40	4.00 to 4.15
2005	1,185	0.76 to 1.01	1,188	0.88	1.25 to 1.40	7.38 to 7.54
Fidelity Mid Cap:
2009	182	2.79	507	1.02	1.40	38.14
2008	271	2.02	547	17.28	1.40	-40.29
2007	251	3.38	849	9.69	1.40	14.01
2006	385	2.97	1,142	12.37	1.40	11.14
2005	351	2.67	938	1.65	1.40	16.66
Fidelity Aggressive Growth II:
2009	1,250	0.78 to 0.88	1,049	—	1.20 to 1.55	37.19 to 38.84
2008	1,204	0.57 to 0.61	729	0.20	1.20 to 1.55	-49.57 to -49.08
2007	1,293	1.15to 1.20	1,545	10.34	1.20 to 1.55	15.79 to 16.91
2006	1,057	0.99 to 1.03	1,083	5.20	1.20 to 1.55	6.64 to 7.92
2005	967	0.93 to 0.95	920	3.38	1.20 to 1.55	6.35 to 7.36
Fidelity Asset Manager Growth II:
2009	4	1.19	5	2.31	1.20 to 1.55	28.31
2008	4	0.90	4	13.46	1.20 to 1.55	-29.16
2007	4	1.27	5	8.45	1.20 to 1.55	14.77
2006	4	1.11	5	2.52	1.20 to 1.55	6.76
2005	4	1.04	5	2.39	1.20 to 1.55	3.42
Fidelity Contrafund II:
2009	6,539	0.97 to 1.26	8,014	1.13	1.20 to 1.55	33.39 to 34.99
2008	7,627	0.86 to 0.93	6,960	3.86	1.20 to 1.55	-43.58 to -42.89
2007	7,242	1.53 to 1.63	11,613	28.90	1.20 to 1.55	15.49 to 16.89
2006	6,163	1.32 to 1.40	8,496	10.08	1.20 to 1.55	9.73 to 11.04
2005	5,073	1.20 to 1.26	6,308	0.12	1.20 to 1.55	14.85 to 16.21

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity Index 500 II:
2009	6,471	0.77 to 0.85	5,315	4.38	1.20 to 1.55	24.36 to 25.86
2008	7,398	0.62 to 0.67	4,852	3.15	1.20 to 1.55	-38.13 to -37.38
2007	7,816	1.00 to 1.07	8,222	3.27	1.20 to 1.55	3.56 to 4.79
2006	7,358	0.97 to 1.02	7,433	1.31	1.20 to 1.55	13.67 to 15.06
2005	6,087	0.85 to 0.89	5,368	1.46	1.20 to 1.55	2.95 to 4.19
Fidelity Growth Opportunities II:
2009	1,526	0.64 to 0.71	1,054	0.23	1.20 to 1.55	43.22 to 44.95
2008	1,603	0.45 to 0.49	768	0.13	1.20 to 1.55	-55.83 to -55.29
2007	1,707	1.02 to 1.09	1,831	—	1.20 to 1.55	21.01 to 22.47
2006	1,255	0.84 to 0.89	1,104	0.42	1.20 to 1.55	3.51 to 4.75
2005	1,081	0.81 to 0.85	910	0.57	1.20 to 1.55	6.66 to 8.30
Fidelity Mid Cap II:
2009	3,859	1.80 to 1.99	7,470	0.95	1.20 to 1.55	37.60 to 39.26
2008	4,283	1.33 to 1.43	5,992	17.74	1.20 to 1.55	-40.54 to -39.82
2007	4,301	2.23 to 2.38	10,030	8.82	1.20 to 1.55	13.55 to 14.90
2006	3,767	1.97 to 2.07	7,678	11.70	1.20 to 1.55	10.68 to 12.01
2005	3,393	1.78 to 1.85	6,188	1.35	1.20 to 1.55	16.20 to 17.64
Fidelity Equity Income II:
2009	692	0.91 to 0.98	660	1.96	1.20 to 1.55	27.89 to 29.43
2008	748	0.72 to 0.76	553	2.62	1.20 to 1.55	-43.70 to -43.01
2007	697	1.29 to 1.33	910	12.75	1.20 to 1.55	-0.29 to 0.74
2006	322	1.29 to 1.32	420	15.15	1.20 to 1.55	18.09 to 19.72
20054	37	1.09 to 1.10	41	—	1.20 to 1.55	9.46 to 10.09
Fidelity Investment Grade Bond II:
2009	742	1.14 to 1.20	880	9.00	1.20 to 1.55	13.69 to 15.07
2008	765	1.00 to 1.05	793	4.14	1.20 to 1.55	-4.95 to -3.80
2007	596	1.05 to 1.09	642	3.10	1.20 to 1.55	2.48 to 3.72
2006	308	1.03 to 1.05	320	2.51	1.20 to 1.55	2.54 to 3.77
20054	149	1.01	150	—	1.20 to 1.55	0.56 to 1.13
Fidelity Growth & Income II:
2009	518	0.98 to 1.03	522	0.89	1.20 to 1.55	25.06 to 26.57
2008	498	0.78 to 0.81	398	9.78	1.20 to 1.55	-42.80 to -42.10
2007	455	1.36 to 1.40	631	4.54	1.20 to 1.55	10.13 to 11.46
2006	287	1.23 to 1.25	360	2.27	1.20 to 1.55	11.13 to 12.46
20054	61	1.11 to 1.12	68	—	1.20 to 1.55	10.95 to 11.85
Fidelity Value II:
2009	546	0.93 to 0.96	518	0.67	1.20 to 1.55	39.92 to 41.61
2008	536	0.65 to 0.68	359	4.33	1.20 to 1.55	-47.43 to -46.79
2007	522	1.24 to 1.28	661	10.18	1.20 to 1.55	0.29 to 1.50
2006	331	1.24 to 1.26	415	1.83	1.20 to 1.55	12.66 to 14.40
20054	97	1.10	107	0.61	1.20 to 1.55	9.75 to 10.00
Fidelity Value Strategies II:
2009	892	1.03 to 1.09	951	0.41	1.20 to 1.55	57.74 to 56.60
2008	576	0.66 to 0.69	392	23.61	1.20 to 1.55	-52.04 to -51.46
2007	667	1.39 to 1.43	938	7.28	1.20 to 1.55	3.81 to 5.07
2006	249	1.34 to 1.36	336	1.20	1.20 to 1.55	14.23 to 15.61
20054	9	1.18	10	—	1.55	17.84
Fidelity Value Leaders II:
2009	224	0.80 to 0.94	208	1.38	1.20 to 1.55	25.93 to 27.26
2008	347	0.71 to 0.74	254	1.46	1.20 to 1.55	-45.54 to -44.96
2007	375	1.31 to 1.35	502	12.22	1.20 to 1.55	2.76 to 3.85
2006	249	1.27 to 1.30	322	4.69	1.20 to 1.55	13.11 to 14.46
20054	20	1.13	23	0.87	1.20 to 1.55	12.52 to 13.16

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
AIM Dynamics:
2009	165	0.82 to 0.88	144	—	1.20 to 1.55	40.25 to 41.95
2008	185	0.58 to 0.62	114	—	1.20 to 1.55	-48.88 to -48.26
2007	206	1.13 to 1.21	245	—	1.20 to 1.55	10.45 to 11.79
2006	142	1.03 to 1.08	151	—	1.20 to 1.55	14.34 to 15.71
2005	114	0.91 to 0.93	105	—	1.20 to 1.55	9.29 to 10.33
AIM Global Health Care:
2009	574	1.08 to 1.19	674	0.34	1.20 to 1.55	25.71 to 27.23
2008	630	0.86 to 0.93	583	20.70	1.20 to 1.55	-29.72 to -28.87
2007	677	1.23 to 1.31	881	—	1.20 to 1.55	10.13 to 11.46
2006	660	1.12 to 1.18	770	—	1.20 to 1.55	3.62 to 4.87
2005	722	1.08 to 1.12	803	—	1.20 to 1.55	6.49 to 7.77
AIM Technology:
2009	1,553	0.54 to 0.94	881	—	1.20 to 1.55	54.98 to 56.85
2008	1,100	0.35 to 0.37	404	—	1.20 to 1.55	-45.22 to -44.70
2007	1,331	0.64 to 0.67	888	—	1.20 to 1.55	6.31 to 7.23
2006	1,192	0.60 to .063	742	—	1.20 to 1.55	8.79 to 10.20
2005	1,156	0.55 to 0.57	654	—	1.20 to 1.55	0.85 to 1.82
AIM Global Real Estate:
2009	1,071	2.03 to 2.24	2,349	—	1.20 to 1.55	29.50 to 31.07
2008	1,054	1.58 to 1.70	1,764	14.80	1.20 to 1.55	-45.50 to -44.84
2007	1,187	2.90 to 3.09	3,616	18.71	1.20 to 1.55	-7.00 to -5.88
2006	1,445	3.12 to 3.28	4,683	4.53	1.20 to 1.55	40.42 to 42.12
2005	1,131	2.22 to 2.31	2,594	3.99	1.20 to 1.55	12.48 to 13.79
AIM Utilities:
2009	1,522	1.00 to 1.09	1,613	5.32	1.20 to 1.55	13.16 to 14.53
2008	1,858	0.88 to 0.95	1,726	13.11	1.20 to 1.55	-33.40 to -32.59
2007	2,026	1.32 to 1.41	2.791	7.96	1.20 to 1.55	18.78 to 20.22
2006	1,521	1.11 to 1.17	1,753	5.02	1.20 to 1.55	23.54 to 24.81
2005	1,199	0.90 to 0.94	1,108	3.94	1.20 to 1.55	15.04 to 16.63
AIM Financial Services:
2009	551	0.51 to 0.55	300	3.78	1.20 to 1.55	25.79 to 26.99
2008	379	0.41 to 0.43	162	10.68	1.20 to 1.55	-59.97 to -59.58
2007	375	1.02 to 1.07	397	8.36	1.20 to 1.55	-23.23 to -22.49
2006	408	1.33 to 1.38	560	1.87	1.20 to 1.55	14.66 to 16.04
2005	329	1.15 to 1.19	389	1.39	1.20 to 1.55	4.54 to 5.54
AIM Small Cap Equity:
2009	881	0.89 to 0.95	824	0.17	1.20 to 1.55	19.72 to 20.86
2008	810	0.74 to 0.78	628	0.33	1.20 to 1.55	-32.20 to -31.55
20075	865	1.09 to 1.14	980	5.72	1.20 to 1.55	9.84 to 14.30
MFS Growth:
2009	2,070	0.58 to 1.30	1,603	0.29	1.20 to 1.55	35.56 to 37.19
2008	2,120	0.43 to 0.96	1,226	0.25	1.20 to 1.55	-38.38 to -37.64
2007	2,300	0.70 to 1.55	2,293	—	1.20 to 1.55	19.30 to 20.75
2006	2,479	0.59 to 1.30	2,206	—	1.20 to 1.55	6.24 to 7.52
2005	2,713	0.55 to 1.22	2,511	—	1.20 to 1.55	7.51 to 8.81
MFS Core Equity:
2009	709	0.63 to 1.13	555	1.64	1.20 to 1.55	30.40 to 31.97
2008	755	0.48 to 0.86	473	0.73	1.20 to 1.55	-40.10 to -39.37
2007	1,253	0.80 to 1.43	1,376	0.87	1.20 to 1.55	9.43 to 10.76
2006	1,304	0.73 to 1.31	1,360	0.42	1.20 to 1.55	12.06 to 13.41
2005	1,554	0.65 to 1.16	1,511	0.74	1.20 to 1.55	0.12 to 1.33

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest

MFS Research:
2009	738	0.73 to 1.04	661	1.39	1.20 to 1.55	28.54 to 30.09
2008	682	0.58 to 0.81	487	0.53	1.20 to 1.55	-37.07 to -36.31
2007	1,021	0.93 to 1.28	1,190	2.69	1.20 to 1.55	11.45 to 12.81
2006	1,346	0.83 to 1.15	1,431	0.51	1.20 to 1.55	8.79 to 10.09
2005	1,625	0.76 to 1.05	1,597	0.47	1.20 to 1.55	6.14 to 7.42
MFS Investors Trust:
2009	711	0.91 to 1.01	681	1.68	1.20 to 1.55	24.95 to 26.45
2008	829	0.71 to 0.80	634	8.11	1.20 to 1.55	-34.11 to -33.31
2007	1,371	1.08 to 1.22	1,600	2.97	1.20 to 1.55	8.60 to 9.92
2006	1,858	1.00 to 1.12	1,992	0.48	1.20 to 1.55	11.27 to 12.60
2005	2,111	0.90 to 1.00	2,031	0.54	1.20 to 1.55	5.66 to 6.94
Van Eck Hard Assets:
2009	40	3.00	120	0.71	1.25	55.58
2008	38	1.96	74	16.59	1.25	-46.80
2007	48	3.68	177	15.03	1.25	43.54
2006	92	2.56	235	5.30	1.25	22.95
2005	79	2.08	164	0.16	1.25	49.79
Van Eck Emerging Markets:
2009	147	2.46	362	7.65	1.25	110.53
2008	198	1.16	231	51.84	1.25	-65.22
2007	218	3.35	729	18.03	1.25	35.90
2006	284	2.46	700	10.57	1.25	33.77
2005	373	1.79	668	0.80	1.25	30.36
AN Growth:
2009	2,172	0.67 to 1.54	2,101	0.88	0.95 to 1.55	21.76 to 23.04
2008	2,507	0.55 to 1.26	1,951	1.35	0.95 to 1.55	-38.02 to -37.37
2007	1,863	0.88 to 2.03	2,584	5.59	0.95 to 1.55	3.90 to 5.00
2006	2,093	0.85 to1.96	2,797	4.67	0.95 to 1.55	11.36 to 12.70
2005	2,446	0.76 to 1.76	2,959	1.04	0.95 to 1.55	1.73 to 2.77
AN Equity Income:
2009	2,531	0.92 to 2.32	3,554	2.57	0.95 to 1.55	14.48 to 15.86
2008	2,963	0.81 to 2.02	3,593	4.14	0.95 to 1.55	-30.91 to -30.08
2007	3,620	1.17 to 2.93	6,373	8.20	0.95 to 1.55	-0.91 to 0.29
2006	4,259	1.18 to 2.97	7,675	6.92	0.95 to 1.55	16.49 to 17.89
2005	5,467	1.01 to 2.54	8,734	3.68	0.95 to 1.55	0.71 to 1.92
AN Balanced:
2009	1,888	0.99 to 1.98	2,309	2.01	0.95 to 1.55	16.46 to 17.87
2008	2,449	0.89 to 1.69	2,535	2.40	0.95 to 1.55	-24.19 to -23.28
2007	3,125	1.17 to 2.23	4,288	4.25	0.95 to 1.55	3.20 to 4.45
2006	3,256	1.14 to 2.17	4,432	3.87	0.95 to 1.55	9.67 to 10.98
2005	3,394	1.04 to 1.97	4,255	3.82	0.95 to 1.55	-1.08 to 0.11
AN Money Market:
2009	16,973	1.06 to 1.29	19,482	—	1.20 to 1.55	-1.53 to -0.35
2008	19,328	1.07 to 1.31	22,235	1.11	1.20 to 1.55	-0.06 to 1.15
2007	9,199	1.08 to 1.30	10,561	21.06	1.20 to 1.55	2.93 to 4.16
2006	8,207	1.04 to 1.27	9,050	4.17	1.20 to 1.55	2.82 to 4.06
2005	8,425	1.02 to 1.23	8,950	2.65	1.20 to 1.55	1.03 to 2.28
AN Government Bond:
2007	2,407	1.26 to 1.37	3,209	8.00	1.20 to 1.55	5.66 to 6.98
2006	2,118	1.19 to 1.28	2,642	4.01	1.20 to 1.55	1.73 to 2.91
2005	2,321	1.17 to 1.24	2,829	3.60	1.20 to 1.55	0.71 to 1.92
2004	1,794	1.16 to 1.22	2,155	2.74	1.20 to 1.55	0.16 to 1.37

At December 31		For the year ended December 31,
Units	Unit FairValue	Net Assets	Investment1	Expense Ratio2	Total Return3
(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
AN High Yield Bond:
2007	867	1.22 to 1.31	1,104	9.68	1.20 to 1.55	-0.15 to 1.06
2006	937	1.22 to 1.29	1,186	5.92	1.20 to 1.55	5.87 to 7.14
2005	992	1.16 to 1.21	1,176	6.04	1.20 to 1.55	-3.85 to -2.69
2004	776	1.20 to 1.24	951	6.67	1.20 to 1.55	9.89 to 11.22
AN Small-Cap/Mid-Cap:
2007	2,569	0.34 to 0.38	964	—	1.20 to 1.55	27.24 to 28.59
2006	3,012	0.27 to 0.30	881	—	1.20 to 1.55	13.05 to 14.40
2005	2,801	0.24 to 0.26	716	—	1.20 to 1.55	2.40 to 3.50
2004	3,038	0.23 to 0.25	737	—	1.20 to 1.55	6.67 to 7.96
AN International Stock:
2007	1,126	1.03 to 1.34	1,264	4.20	1.20 to 1.55	7.75 to 9.10
2006	1,156	0.95 to 1.24	1,206	2.09	1.20 to 1.55	17.89 to 19.26
2005	820	0.81 to 1.05	715	1.56	1.20 to 1.55	5.16 to 7.56
2004	440	0.77 to 0.99	372	0.99	1.20 to 1.55	12.76 to 14.12
T. Rowe Price Equity Income:
2009	5,850	1.21 to 1.44	7,595	1.91	1.20 to 1.55	23.67 to 25.16
2008	6,955	0.98 to 1.16	7,253	5.62	1.20 to 1.55	-37.10 to -36.33
2007	7,284	1.55 to 1.84	12,054	8.06	1.20 to 1.55	1.67 to 2.90
2006	6,607	1.52 to 1.80	10,760	4.40	1.20 to 1.55	17.15 to 18.56
2005	6,526	1.30 to 1.53	9,066	6.52	1.20 to 1.55	2.32 to 3.58
T. Rowe Price International Stock:
2009	6,285	0.86 to 1.25	5,868	2.59	1.20 to 1.55	50.04 to 51.86
2008	7,008	0.57 to 0.83	4,344	6.14	1.20 to 1.55	-49.50 to -48.88
2007	6,910	1.13 to 1.64	8,429	14.85	1.20 to 1.55	11.29 to 12.64
2006	5,076	1.02 to 1.47	5,622	1.66	1.20 to 1.55	17.27 to 18.67
2005	4,177	0.87 to 1.25	3,965	2.14	1.20 to 1.55	14.25 to 15.41
T. Rowe Price Limited–Term Bond:
2009	2,861	1.32 to 1.49	4,080	3.84	1.20 to 1.55	6.68 to 7.97
2008	3,302	1.24 to 1.40	4,355	4.09	1.20 to 1.55	-0.02 to 1.19
2007	3,065	1.24 to 1.39	4,026	4.41	1.20 to 1.55	3.85 to 5.11
2006	2,577	1.20 to 1.34	3,237	4.06	1.20 to 1.55	2.49 to 3.72
2005	2,394	1.16 to 1.30	2,925	3.59	1.20 to 1.55	0.18 to 1.47
T. Rowe Price Mid-Cap Growth:
2009	2,106	1.40 to 2.27	3,510	0.12	1.20 to 1.55	43.41 to 45.14
2008	2,131	0.98 to 1.58	2,484	4.97	1.20 to 1.55	-40.69 to -39.97
2007	2,628	1.65 to 2.65	5,241	11.03	1.20 to 1.55	15.70 to 17.09
2006	2,931	1.43 to 2.28	5,058	12.15	1.20 to 1.55	5.01 to 6.31
2005	3,156	1.36 to 2.17	5,278	5.64	1.20 to 1.55	12.97 to 14.21
Lazard Retirement Small Cap:
2009	133	1.80	239	—	1.25	50.78
2008	155	1.19	185	—	1.25	-37.27
2007	215	1.90	407	35.13	1.25	-8.63
2006	279	2.07	578	7.15	1.25	14.63
2005	472	1.81	852	7.08	1.25	2.70
Lazard Retirement Emerging Markets:
2009	84	3.10	260	2.42	1.25	67.74
2008	131	1.85	242	9.09	1.25	-49.36
2007	150	3.65	549	13.66	1.25	31.64
2006	255	2.77	709	7.29	1.25	28.34
2005	233	2.16	504	3.47	1.25	39.03
1 These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

2 These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.
3 These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Investment options with a date notation indicate the effective date of that investment option in the variable account.
4 Period from May 1, 2005 (fund commencement) to December 31, 2005.
5 Period from April 30, 2007 (fund commencement) to December 31, 2007.

(5)UNIT CHANGES

The changes in units outstanding for the year ended December 31, 2009 were as follows:

	Alger SmallCap Growth	Alger LargeCap Growth	Alger Inc & Gr
Number of units, December 31, 2007	3,082,239	3,006,578	1,796,317
Units purchased	494,102	565,054	520,430
Units redeemed	(913,576)	(544,265)	(694,404)
Number of units, December 31, 2008	2,662,765	3,027,367	1,622,343
Units purchased	628,034	1,439,173	238,426
Units redeemed	(801,977)	(1,714,171)	(553,052)
Number of units, December 31, 2009	2,488,822	2,752,369	1,307,717

	Alger Balanced	Alger MidCap Gr	Alger Cap Appreciation
Number of units, December 31, 2007	3,112,649	2,812,100	2,909,699
Units purchased	658,463	843,103	1,222,899
Units redeemed	(617,018)	(740,428)	(1,162,911)
Number of units, December 31, 2008	3,154,094	2,914,775	2,969,687
Units purchased	448,893	1,093,817	1,021,728
Units redeemed	(932,505)	(994,152)	(1,016,995)
Number of units, December 31, 2009	2,670,482	3,014,440	2,974,420

			Fed High Inc Bond-
	Fed Cap Inc	Fed U.S. Gov't Sec	Prim. Sh.
Number of units, December 31, 2007	547,931	516,264	2,622,848
Units purchased	182,964	600,458	506,935
Units redeemed	(118,794)	(200,796)	(487,433)
Number of units, December 31, 2008	612,101	915,926	2,642,350
Units purchased	93,777	924,281	1,144,325
Units redeemed	(249,337)	(722,146)	(1,020,326)
Number of units, December 31, 2009	456,541	1,118,061	2,766,349

			Fed Quality Bond-
	Fed Mid Cap Growth	Fed Equity Inc	Prim. Sh.
Number of units, December 31, 2007	1,186,733	919,069	366,972
Units purchased	226,458	99,967	354,084
Units redeemed	(478,993)	(264,597)	(129,026)
Number of units, December 31, 2008	934,198	754,439	592,030
Units purchased	317,915	362,978	186,894
Units redeemed	(329,084)	(186,920)	(211,488)
Number of units, December 31, 2009	923,029	930,497	567,436

	Fed Kaufman-
	Prim. Sh.	Fid Gr & Inc	Fid Equity Inc
Number of units, December 31, 2007	472,078	64,882	527,104
Units purchased	189,467	4,110	24,854
Units redeemed	(150,952)	(6,361)	(126,166)
Number of units, December 31, 2008	510,593	62,631	425,792
Units purchased	198,712	-	1,085
Units redeemed	(223,873)	(5,556)	(57,118)
Number of units, December 31, 2009	485,432	57,075	369,759

	Fid Growth	Fid High Inc	Fid Money Mkt
Number of units, December 31, 2007	617,470	56,771	410,558
Units purchased	17,806	1,974	13,827
Units redeemed	(132,988)	(15,968)	(139,572)
Number of units, December 31, 2008	502,288	42,777	284,813
Units purchased	12,227	45,527	187,321
Units redeemed	(77,201)	(8,238)	(45,787)
Number of units, December 31, 2009	437,314	80,066	426,347

	Fid Overseas	Fid Inv Grade Bond	Fid Asset Mgr
Number of units, December 31, 2007	402,347	56,097	383,180
Units purchased	10,238	150,740	2,199
Units redeemed	(78,278)	(11,968)	(131,784)
Number of units, December 31, 2008	334,307	194,869	253,595
Units purchased	7,590	13,109	6,044
Units redeemed	(82,423)	(12,064)	(47,183)
Number of units, December 31, 2009	259,474	195,914	212,456

	Fid Index 500	Fid ContraFund	Fid Asset Mgr Gr
Number of units, December 31, 2007	2,962,601	2,224,403	603,326
Units purchased	26,869	87,499	8,285
Units redeemed	(616,301)	(309,629)	(67,732)
Number of units, December 31, 2008	2,373,169	2,002,273	543,879
Units purchased	34,810	53,548	20,023
Units redeemed	(346,418)	(394,920)	(72,933)
Number of units, December 31, 2009	2,061,561	1,660,901	490,969

	Fid Balanced	Fid Gr Opp	Fid Mid Cap
Number of units, December 31, 2007	129,331	747,161	250,982
Units purchased	118,574	44,958	57,266
Units redeemed	(174,529)	(160,582)	(37,117)
Number of units, December 31, 2008	73,376	631,537	271,131
Units purchased	38,283	7,909	12,751
Units redeemed	(34,903)	(87,473)	(101,970)
Number of units, December 31, 2009	76,756	551,973	181,912

	Fid Aggr Gr II	Fid Asset Mgr II	Fid Contrafund II
Number of units, December 31, 2007	1,292,960	4,280	7,242,168
Units purchased	375,212	-	1,511,481
Units redeemed	(463,740)	(39)	(1,126,212)
Number of units, December 31, 2008	1,204,432	4,241	7,627,437
Units purchased	339,029	-	1,283,778
Units redeemed	(292,988)	(37)	(2,371,940)
Number of units, December 31, 2009	1,250,473	4,204	6,539,275

	Fid Index 500 II	Fid Gr Opp II	Fid Mid Cap II
Number of units, December 31, 2007	7,816,413	1,706,992	4,301,152
Units purchased	1,635,172	599,994	797,846
Units redeemed	(2,053,619)	(704,333)	(816,117)
Number of units, December 31, 2008	7,397,966	1,602,653	4,282,881
Units purchased	2,185,370	457,752	635,375
Units redeemed	(3,112,170)	(534,540)	(1,059,652)
Number of units, December 31, 2009	6,471,166	1,525,865	3,858,604

	Fid Equity Inc II	Fid Inv Grade Bond II	Fid Gr & Inc II
Number of units, December 31, 2007	697,412	595,911	454,540
Units purchased	267,082	533,728	204,467
Units redeemed	(216,062)	(364,515)	(160,709)
Number of units, December 31, 2008	748,432	765,124	498,298
Units purchased	203,068	486,082	139,367
Units redeemed	(259,031)	(509,604)	(119,384)
Number of units, December 31, 2009	692,469	741,602	518,281

	Fid Val Ser II	Fid Val Strat II	Fid Val Lead II
Number of units, December 31, 2007	521,565	666,845	375,449
Units purchased	151,106	161,795	183,459
Units redeemed	(136,800)	(252,353)	(211,896)
Number of units, December 31, 2008	535,871	576,287	347,012
Units purchased	144,275	605,650	191,797
Units redeemed	(133,915)	(289,534)	(315,260)
Number of units, December 31, 2009	546,231	892,403	223,549

	AIM Dynamics*	AIM Glob Health*	AIM Technology*
Number of units, December 31, 2007	205,648	676,882	1,330,828
Units purchased	80,613	154,604	336,623
Units redeemed	(101,040)	(201,042)	(567,650)
Number of units, December 31, 2008	185,221	630,444	1,099,801
Units purchased	78,929	240,002	930,087
Units redeemed	(98,922)	(296,355)	(477,038)
Number of units, December 31, 2009	165,228	574,091	1,552,850

	AIM Glob RE*	AIM Utilities*	AIM Fin Serv*
Number of units, December 31, 2007	1,187,230	2,025,741	374,630
Units purchased	304,113	616,520	219,399
Units redeemed	(437,654)	(784,040)	(214,545)
Number of units, December 31, 2008	1,053,689	1,858,221	379,484
Units purchased	383,475	381,457	482,938
Units redeemed	(365,784)	(718,047)	(311,525)
Number of units, December 31, 2009	1,071,380	1,521,631	550,897

	AIM Sm Cap Equity*	MFS Growth	MFS Core Equity
Number of units, December 31, 2007	865,002	2,300,071	1,253,353
Units purchased	157,356	474,564	86,398
Units redeemed	(211,946)	(654,138)	(584,990)
Number of units, December 31, 2008	810,412	2,120,497	754,761
Units purchased	331,140	637,951	97,673
Units redeemed	(260,511)	(688,849)	(143,474)
Number of units, December 31, 2009	881,041	2,069,599	708,960

	MFS Research	MFS Invest Trust	Van Eck Hard Assets
Number of units, December 31, 2007	1,021,286	1,371,044	48,216
Units purchased	134,812	264,413	16,647
Units redeemed	(473,866)	(806,777)	(27,271)
Number of units, December 31, 2008	682,232	828,680	37,592
Units purchased	338,138	203,266	3,961
Units redeemed	(282,231)	(321,418)	(2,046)
Number of units, December 31, 2009	738,139	710,528	39,507

	Van Eck Emerg Mkts	AN Growth	AN Equity Inc
Number of units, December 31, 2007	217,702	1,862,838	3,619,597
Units purchased	23,575	1,168,550	370,772
Units redeemed	(42,961)	(524,822)	(1,027,726)
Number of units, December 31, 2008	198,316	2,506,566	2,962,643
Units purchased	8,867	318,236	243,651
Units redeemed	(59,685)	(652,897)	(675,014)
Number of units, December 31, 2009	147,498	2,171,905	2,531,280

	AN Balanced	AN Money Mkt	AN Gov't Bond
Number of units, December 31, 2007	3,125,124	9,199,385	2,407,183
Units purchased	320,108	16,047,305	1,797,726
Units redeemed	(996,726)	(5,918,744)	(4,204,909)
Number of units, December 31, 2008	2,448,506	19,327,946	-
Units purchased	385,481	7,530,234
Units redeemed	(945,829)	(9,885,183)
Number of units, December 31, 2009	1,888,158	16,972,997

	AN High Yield	AN Sm/Mid Cap	AN Int'l Stock
Number of units, December 31, 2007	867,271	2,569,111	1,126,421
Units purchased	258,506	382,620	164,839
Units redeemed	(1,125,777)	(2,951,731)	(1,291,260)
Number of units, December 31, 2008	-	-	-

	T. Rowe Equity Inc	T. Rowe Int'l Stock	T. Rowe Ltd Term Bd
Number of units, December 31, 2007	7,283,575	6,910,037	3,064,833
Units purchased	1,380,979	1,600,349	1,168,918
Units redeemed	(1,710,038)	(1,502,226)	(931,611)
Number of units, December 31, 2008	6,954,516	7,008,160	3,302,140
Units purchased	953,845	1,955,114	1,469,168
Units redeemed	(2,058,272)	(2,678,734)	(1,910,732)
Number of units, December 31, 2009	5,850,089	6,284,540	2,860,576

		Lazard Retirement	Lazard Retirement
	T Rowe Mid Cap Gr	Small Cap	Emerg Mkts
Number of units, December 31, 2007	2,628,330	214,557	150,316
Units purchased	558,665	2,326	9,558
Units redeemed	(1,055,602)	(61,406)	(29,128)
Number of units, December 31, 2008	2,131,393	155,477	130,746
Units purchased	414,675	892	10,628
Units redeemed	(440,183)	(23,099)	(57,526)
Number of units, December 31, 2009	2,105,885	133,270	83,848

American National Insurance Company

Financial Statements

Overview

We are a diversified insurance and financial services company. Chartered in 1905, we are headquartered in Galveston, Texas. We offer a broad spectrum of life, annuity, health, and property and casualty insurance products. We also offer mutual fund investments through our broker dealer subsidiary. We operate in all 50 states, the District of Columbia, Guam, American Samoa and Puerto Rico.

Segments

We manage our business through five business segments, which are comprised of four insurance segments: Life, Annuity, Health and Property and Casualty, and our Corporate and Other segment. The life, annuity, and health insurance segments are primarily operated through five domestic insurance companies. The property and casualty insurance segment is operated through eight domestic property and casualty insurance companies.

Insurance Segments

The insurance segments have revenues, which consist primarily of the following:

•	net premiums earned on individual term and whole life insurance, property and casualty insurance, credit insurance, health insurance and single premium immediate annuity products;

•	net investment income; and

•
insurance and investment product fees and other income, including surrender charges, mortality and expense risk charges, primarily from variable life and annuity, deferred annuities, and universal life insurance policies, management fees and commissions from other investment products, and other administrative charges.

The insurance segment expenses primarily consist of the following:

•	benefits provided to policyholders and contract holders and changes in reserves held for future benefits;

•	interest credited on account balances;

•
acquisition and operating expenses, including commissions, marketing expenses, policy and contract servicing costs, overhead and other general expenses that are not capitalized (shown net of deferrals);

•	amortization of deferred policy acquisition costs and other intangible assets; and

•	income taxes.

The insurance segments have liabilities for all of the insurance products sold through the segment. Each insurance segment also has an amount of surplus allocated to it sufficient to support the segment’s business activities. The insurance segments do not directly own any assets, but assets are allocated to the segments to support the liabilities and surplus of each segment. The mix of assets allocated to each of the insurance segments is modified as necessary to provide the right match of cash flows and earnings to properly support the characteristics of the insurance liabilities. We have utilized this methodology consistently over all periods presented.

Corporate & Other

The Corporate and Other segment directly owns all of the invested assets of the Company. As noted above, assets and surplus from the Corporate and Other segment are allocated to the insurance segments as necessary to support the liabilities of those segments. The investment income from the invested assets is also allocated to the insurance segments from the Corporate and Other segment in accordance with the amount of assets allocated to each segment. Earnings of the Corporate and Other segment are derived from our non-insurance businesses as well as earnings from those invested assets that do not support the insurance segments. All realized investment gains and losses are recorded in this segment.

Outlook

“The Outlook” sections contain many forward-looking statements, particularly relating to our future financial performance. These forward-looking statements are estimates based on information currently available to us, are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995, and are subject to the precautionary statements set forth in the introduction to MD&A above. Actual results are likely to differ materially from those forecast by us, depending on the outcome of various factors.

In recent years, our business has been and likely will continue to be, influenced by a number of industry-wide and segment or product specific trends and conditions. In our discussion below, we first outline the broad macro-economic or industry trends (General Trends) that we expect will have an impact on our overall business. Second, we discuss certain segment specific trends that we believe may impact either individual segments of our business or specific products within these segments.

General Trends

Challenging Financial and Economic Environment: The current financial crisis that began in mid-2007 is having adverse economic and financial market consequences around the world. In spite of government efforts, economic indicators remain mixed. During 2009, these market conditions contributed to an other-than temporary impairment loss of $98.9 million in our $16.6 billion investment portfolio. While we expect to experience continued volatility in the valuation of our investments, we believe that the current credit environment also provides us with opportunities to invest in select asset classes and sectors that may enhance our investment performance over time because of our intent and ability to hold these securities to maturity. Our ability to do so is supported by our strong liquidity position, which cushions us from the need to liquidate securities with significant unrealized losses to meet cash obligations. Due to acquisitions and consolidations principally among financial institutions, we have experienced credit concentrations beyond our normal guidelines. However, we believe those concentrations are manageable as we work to rebalance our investment portfolio to manage risk and investment returns.

We believe that as expectations for global economic growth are lowered, factors such as consumer spending, business investment, the volatility and condition of the capital markets and inflation, will affect the business and economic environment and, in turn, impact the demand for the type of financial and insurance products we offer. Adverse changes in the economy could affect earnings negatively and have a material adverse effect on our business, results of operations and financial condition. However, we believe those risks are somewhat mitigated by our financial strength, active risk management and disciplined underwriting for all of our products. Our diverse product mix across multiple lines of business (life, annuity, health, property and casualty) is a key strength that will help us adapt to current economic times and give us the ability to serve the changing needs of our customer base. For example, recent fluctuations in the stock market have led investors to search for financial products that are insulated from the volatility of the markets. We are well positioned to serve the demand in this marketplace given our success with fixed annuity products. Also, through our conservative business approach, we believe we remain financially strong and we are committed to providing a steady and reliable source of financial protection for policyholders and investors alike.

Low Interest Rates: Low interest rate environments are typically challenging for life and annuity companies as the spreads on deposit-type funds and contracts narrow and policies approach their minimum crediting rates. Low market interest rates may reduce the spreads between the amounts we credit to fixed annuity and individual life policyholders and the yield we earn on the investments that support these obligations. We have an established Asset/Liability Management Committee that actively manages the profitability of our in force block of insurance policies. In response to the unusually low interest rates in recent years, we have reduced the guaranteed minimum crediting rates on newly issued fixed annuity contracts and reduced crediting rates on in-force contracts, where permitted to do so. These actions have helped mitigate the adverse impact of low interest rates on our spreads and on the profitability of these products, although sales volume and persistency could diminish as a result. Additionally, the committee maintains assets with various maturities to support product liabilities and ensure liquidity. A gradual increase in longer-term interest rates relative to short-term rates generally will have a favorable effect on the profitability of these products. Although rapidly rising interest rates could result in reduced persistency in our spread-based retail products, as contract holders shift assets into higher yielding investments, we believe that our ability to react quickly to the changing marketplace will allow us to manage this risk.

Focus on Operating Efficiencies: The challenging economic environment and the recent investment related losses across the industry have created a renewed focus on operating cost reductions and efficiencies. We continue to aggressively manage our cost base while maintaining our commitment to provide superior customer service to agents and policyholders. Investments in technology are aligned with activities and are coordinated through a disciplined project management process. In 2009, we consolidated our data centers and Information Technology (“IT”) operations to realize some of the synergies with our subsidiaries. We also anticipate using technology to enhance our web experience for policyholders and agents.

Changing Regulatory Environment: The insurance industry is regulated at the state level with some life and annuity products and services also subject to federal regulation. The debate over the federal regulatory role in the insurance industry continues to be a divisive issue within the industry. We proactively monitor this debate to determine its impact on our business. The SEC is attempting to enact new registration requirements for equity-indexed products. American National is prepared to support these products, even with additional registration requirements and regulation.

Life and Annuity

Due to the recent market and economic turmoil, life insurance companies experienced declining demand for certain products in 2008 and 2009. In response, we developed and began offering in September, 2009 a new Indexed Universal Life product, which we anticipate will be desirable in the current market. Life insurance continues to be a mainstay product for us today, as it has during our long history. We believe that the combination of predictable and decreasing mortality rates, positive cash flow generation for many years after policy issue and favorable persistency characteristics, suggest a viable and profitable future for this line of business. We continue to use a wide variety of marketing channels and plan to expand our traditional distribution models with additional independent agents.

While the annuity segment had insignificant sales volume historically, this segment now represents a major and growing contributor to our operations. Although we experienced a slowdown in variable annuity sales in 2009, our fixed annuity sales continued to increase as investors sought less volatile investment vehicles. In light of the current market, we are committed to maintaining our fixed annuity product lines. We have a conservation program to retain policyholders through proactive communication and education when a policyholder is considering surrendering his or her policy. This has resulted in our retaining approximately 10% of policyholders that have submitted surrender requests.

Effective management of billions of dollars of invested assets and associated liabilities involving credited rates and, where applicable, financial hedging instruments (which are utilized as hedges of equity-indexed annuity sales), is crucial to our success in the annuity segment. Asset “disintermediation”, the risk of large outflows of cash at times when it is disadvantageous to us to dispose of invested assets, is a major risk associated with this segment. This risk is monitored and managed in the Asset Liability Management (“ALM”) Committee. The ALM Committee monitors asset disintermediation risk through the use of statistical measures such as duration and projected future cash flows based on large numbers of possible future interest environments and the use of modeling to identify potential risk areas. These techniques are designed to manage asset/liability cash flow and minimize potential losses.

Demographics: We believe that a key driver shaping the actions of the life insurance industry is the rising income protection, wealth accumulation, and insurance needs of the retiring Baby Boomers (those born between 1946 and 1964). According to the U.S. Census published in 2008, about 19.6 percent of the total population will be over 65 by 2030, compared to about 12.4 percent now. Also, the most rapidly growing age group is expected to be the 85 and older population. As a result of increasing longevity and uncertainty regarding the Social Security system, retirees will need to accumulate sufficient savings to support retirement income requirements.

We are well positioned to address the Baby Boomers’ rapidly increasing need for savings tools and income protection. We believe that our overall financial strength and broad distribution channels will position us to respond with a variety of products needed by Baby Boomers for retirement planning and income requirements. We are ready to respond to individuals approaching retirement age who seek information to plan for and manage their retirement needs. Our products that offer guaranteed income flows for life, including single premium immediate annuities, are well positioned to serve this market.

Competitive Pressures: The life insurance industry remains highly competitive. Product development and product life cycles have shortened in many products, leading to more intense competition with respect to product features. In addition, several of the industry’s products can be quite homogeneous and subject to intense price competition. We believe that we possess sufficient scale, financial strength and flexibility to effectively compete in this market.

The annuity market is also highly competitive. In addition to aggressive annuity rates and new product features such as guaranteed living benefit riders, within the industry there is growing competition from other financial service firms. Insurers continue to evaluate their distribution channels and the way they deliver products to consumers. At this time, we have elected not to provide guaranteed living benefits as a part of our variable annuity products. While this may have impeded our ability to sell variable annuities in the short run, this strategy has given us an advantage in terms of profitability in the long run. We believe that these products were not adequately priced historically, and many of our competitors are facing the consequences of mispricing the product.

We believe that we will continue to be competitive in the life and annuity markets through our broad line of products, our distinct distribution channels, and our consistent high level of customer service. We continue to modify our products to meet customer needs and to expand our reach where we believe we can obtain profitable growth. Some of the steps we have taken to improve our competitive position in the market include:

•
Established in 2009, we have a project under way to establish a New York life insurance subsidiary. We anticipate that sales will begin through this new company in the first half of 2010. A variety of annuity products will be available for sale once the subsidiary is established, followed in subsequent years by our life products. Initial sales are anticipated through independent and multiple-line agents. Based on competitors’ market experience, we expect annuity deposits from this subsidiary to represent five to ten percent of total deposits received once the market is established.

•
Sales of traditional life insurance products through our Career Sales and Services Division increased in 2009. This coupled with our focus on policy persistency and expense management allowed us to continue to maintain a stable and profitable block of in force business.

•
We have repositioned the competitiveness of life products sold through our Independent Marketing Group, particularly at older ages. While this repositioning resulted in a slowing of sales in the last quarter of 2008 and 2009, it has and will help improve the future profitability of these products.

•
We believe there will be a continuing shift in sales emphasis to utilizing the Internet, endorsed direct mail and innovative product/distribution combinations. Although our direct sales of life insurance products were lower in 2009, we remain committed to traditional life insurance products (term life and whole life) through our Internet and third-party marketing distribution channels.

Health

We experienced a slight reduction in Medicare Supplement policies in-force in 2009 as the industry continued to move toward Medicare Advantage plans and Part D plans, which redirected much of our agents’ focus. We chose to remain committed to the traditional Medicare Supplement plans, which we consider to be viable for the long term. Sales of traditional products decreased during 2009; however, the trend of decreased sales reversed in 2007 and in 2008.

The number of hospital surgical health insurance policies in-force decreased in 2009. The decrease was mainly a result of rate increases. Profitability for our products is dependent on diligent management of policy premiums, relative to benefits paid, and rigid attention to underwriting the health risks of each policyholder. Maintaining adequate scale is a significant contributor to profitability as it allows us to negotiate better arrangements with healthcare providers, thus decreasing unit costs. We consider both new and existing health products on a case-by-case basis, in light of current market and regulatory environments, as well as management expectations.

We anticipate government involvement in healthcare to increase in the coming years, as it attempts to provide minimum coverage to all individuals. We believe that our focus on hospital surgical products may provide additional opportunities as individuals attempt to supplement that basic coverage.

We anticipate employers will continue to increase offerings of consumer-driven health plans as a way to temper healthcare costs. Our Health/Senior Age marketing division will continue to support independent producers and maintain products that meet their sales needs, while moving toward direct consumer products that will position us for the next generation.

Property and Casualty

Since 2007, the property and casualty insurance industry has been experiencing a soft market, characterized by declining premium growth for three consecutive years. “U.S. Property/Casualty – Review and Preview” published by A.M. Best on February 8, 2010 noted that the expected decrease in Net Premiums Written in 2009 has resulted in the first three consecutive year decline in A.M. Best’s recorded history. Following the industry’s historical decreases the last three years to Net Written Premiums, industry-wide operating results are expected to have improved in 2009. This improvement was due to the decline in catastrophe activity from an estimated $23 billion industry-wide in 2008 to an estimated $14 billion in 2009, offset by the prolonged period of competitive market conditions, excess capacity, leakage of premium to non-U.S. companies, alternative forms of risk transfer and the weak economy. A.M. Best expects this competitive pressure will continue in 2010, with an average forecast decline in industry net premiums written of 1.6%. We expect to experience continued pressure on pricing early in 2010, but easing from the levels experienced since 2007, and increasing by the end of 2010. To compete in this tough pricing environment, our long-term plans include developing tiered pricing for our agricultural and commercial lines. Tiered pricing will create a broader range of premiums and is designed to continue to improve our competitive position in the marketplace and our profitability.

With less consumer credit being offered in the market, we anticipate that fewer credit-related insurance products will be purchased. The tightening of credit is more heavily impacting the products written through the auto dealer market. However, the collateral protection production tends to increase in this type of economic environment. We continue to update credit insurance product offerings and pricing to meet these changing market needs, as well as adding new agents to expand our exposure to the credit-related insurance market. We are reviewing and implementing improved procedures to enhance customer service and, at the same time, looking for efficiencies to reduce administrative costs.

Competition: Property and casualty insurers are facing a continued competitive pricing environment. The condition of the economy in 2009 prevented the rate hardening most industry leaders were expecting following the declines in previous years. The competitive environment is expected to continue into 2010 as forecasts for an active hurricane season, the low interest rate environment, and an anticipated sluggish economic recovery all undermine any significant improvement in the market.

Despite the challenging pricing environment, we expect to identify profitable opportunities through our strong distribution channels, expanding geographic coverage, target marketing effects and new product development. Through our multiple-line exclusive agents, we will continue to focus on increasing the percentage of clients that buy their home, auto, business, and life insurance from us. Introduction of new products, such as one targeted toward the young family market in 2007, has been a main driver for increased policy counts in homeowners and auto insurance. The integration of the Farm Family companies over the last nine years has allowed us to expand our geographic coverage into the Northeast and our product portfolio to include agribusiness and commercial insurance. Similarly, Farm Family has expanded its product portfolio to include additional personal line property and casualty products. We expect that our agribusiness product will continue to be a leading seller in the Northeast United States. Agribusiness sales in other states are expected to show steady growth.

Critical Accounting Estimates

The consolidated financial statements have been prepared in conformity with GAAP. The preparation of financial statements requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and their accompanying notes. Actual results could differ from results reported using those estimates.

We have identified the following estimates as critical in that they involve a high degree of judgment and are subject to a significant degree of variability:

•	Deferred acquisition costs;

•	Reserves;

•	Reinsurance recoverable;

•	Pension and postretirement benefit plans;

•	Other-than-temporary impairment;

•	Litigation contingencies; and

•	Federal income taxes.

Our accounting estimates inherently require the use of judgments relating to a variety of assumptions, in particular, expectations of current and future mortality, morbidity, persistency, losses and loss adjustment expenses, recoverability of receivables, investment returns and interest rates. In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, we believe that the amounts provided are appropriate, based upon the facts available upon compilation of the consolidated financial statements.

Due to the inherent uncertainty when using assumptions and estimates, the effect of certain accounting policies under different conditions or assumptions could be different from those reported in the consolidated financial statements. We believe that the estimates used in our deferred acquisition cost calculations provide a representative example of how variations in assumptions and estimates would affect our business. Please see the sensitivity table in the Deferred Acquisition Costs section below for further information on how changes in assumptions and estimates would affect our business.

A discussion of these critical accounting estimates is presented below.

Deferred Acquisition Costs

We incur significant costs in connection with acquiring insurance business, including commissions and certain other expenses. Such costs are generally deferred and amortized. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs (“DAC”). The DAC asset balance is subsequently charged to income (i.e., amortized) over the lives of the underlying contracts in relation to the anticipated emergence of premiums, gross margins, or gross profits, depending on the type of product.

For traditional life insurance and payout annuities, deferred costs consist of certain underwriting fees, commissions (in excess of ultimate renewal commissions) and certain agent fringe benefit costs, other policy set-up costs, and the cost of insurance in-force gained through acquisitions. The DAC on traditional life and annuity products is amortized with interest over the anticipated premium-paying period of the related policies, in proportion to annual premium revenue to be received over the life of the policies. The present value of expected premium revenue is estimated by using the same mortality, morbidity, persistency and withdrawal assumptions (with provisions for adverse deviation) used in computing liabilities for future policy benefits. These assumptions are not revised after policy issuance or acquisition (i.e., they are “locked in”) unless the DAC balance is deemed to be unrecoverable. We periodically perform loss recognition analysis utilizing best estimate assumptions to determine whether or not the DAC balance is recoverable. See the discussion of Life and Annuity Reserves below for additional details.

Costs deferred on universal life, variable universal life, limited pay life and investment-type deferred annuity contracts are amortized as a level percentage of the present value of estimated gross profits. These gross profits are dependent principally upon revenues in excess of the amounts credited to policyholders, death benefits, surrender benefits and expenses to administer the business. Our estimates of future gross profits are influenced by our assumptions including mortality, investment return, expenses and persistency. These assumptions are developed based on our experience. We review and update our assumptions at least annually. Changes to these assumptions result in adjustments which increase or decrease DAC amortization (i.e., they are not “locked in”). Actual gross profits in a given reporting period can vary from our initial estimates resulting in an increase or decrease in the rate of amortization. We regularly evaluate the gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. See the Life and Annuity Reserves discussion below for additional details.

DAC associated with acquisitions of certain blocks of in-force business is referred to as the present value of profits asset. Such DAC consists of the unamortized portion of the present value of profits asset as of the statement date. The initial present value of profits assets were determined based on the present value of projected earnings from the block(s) of business acquired as of the acquisition date. Subsequent to the acquisition date, the present value of profits asset is then amortized in proportion to premiums, gross profits, or gross margins from the acquired block of business.

DAC on health products is amortized with interest over the anticipated premium-paying period of the related policies. Expected premium revenue is estimated using the same actuarial assumptions used in computing reserves for future policy benefits. Health insurance products that require DAC consideration are those with contractual obligations, which includes all of our products.

DAC associated with property and casualty insurance business consist of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies in relation to premium revenue recognized.

We had a total DAC asset of approximately $1.33 billion and $1.48 billion at December 31, 2009 and 2008, respectively.

The following table displays the sensitivity of reasonably likely changes in assumptions included in the amortization of the DAC balance of our long-tail business as of December 31, 2009 (in thousands):

Increase/(Reduction) in DAC

Increase in future investment margins of 25 basis points	$26,666
Decrease in future investment margins of 25 basis points	$(31,810)

Decrease in future life mortality by 1%	$1,988
Increase in future life mortality by 1%	$(2,045)

Reserves

Life and Annuity Reserves:

Liability for Future Policy Benefits and Policy Account Balances – for traditional life products, liabilities for future policy benefits have been calculated based on a net level premium method using estimated investment yields, withdrawals, mortality and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on our experience, adjusted with a provision for adverse deviation. Investment yields used for traditional life products range from 3.0% to 8.0% and vary by issue year. We review experience assumptions at least annually and compare them with our actual experience. When we determine that future expected experience differs such that the DAC asset is not recoverable and/or reserves are not sufficient to provide for policy benefits (after any applicable DAC has been written off), a loss event is recognized, as discussed below.

Future policy benefits for universal life and investment-type deferred annuity contracts reflect the current account value before applicable surrender charges.

Future policy benefits for group life policies have been calculated using a level interest rate ranging from 3.0% to 5.5%. Mortality and withdrawal assumptions are based on our experience.

Fixed payout annuities included in future policy benefits are calculated using a level interest rate of 5.0%. Mortality assumptions are based on standard industry mortality tables. Liabilities for payout annuities classified as investment contracts (payout annuities without life contingencies) are determined as the present value of future benefits at the “breakeven” interest rate determined at inception.

Interest assumptions used for future policy benefits on health policies are calculated using graded interest rates ranging from 3.5% to 8.0%. Morbidity and termination assumptions are based on our experience.

At least annually, we test the net benefit reserves (policy benefit reserves less DAC) established for life insurance products, including consideration of future expected premium payments, to determine whether they are adequate to provide for future policyholder benefit obligations. The testing process is referred to as “Loss Recognition” for traditional products or “Unlocking” for non-traditional products. The assumptions used to perform the tests are our current best-estimate assumptions as to policyholder mortality, persistency, company maintenance expenses and invested asset returns.

For traditional business, a “lock-in” principle applies, whereby the assumptions used to calculate the benefit reserves and DAC are set when a policy is issued and do not change with changes in actual experience. These assumptions include margins for adverse deviation in the event that actual experience differs from the original assumptions.

For non-traditional business, best-estimate assumptions are updated to reflect the observed changes based on experience studies and current economic conditions. We reflect the effect of such assumption changes in DAC and reserve balances accordingly. Due to the long-term nature of many of the liabilities, small changes in certain assumptions may cause large changes in the degree of reserve adequacy or DAC recoverability. In particular, changes in estimates of the future invested asset return assumption have a large effect on the degree of reserve adequacy.

Life Reserving Methodology – We establish liabilities for amounts payable under life insurance policies, including participating and non-participating traditional life insurance and interest sensitive and variable universal life insurance. In general, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums (for traditional life insurance), or as the account value established for the policyholder (for universal and variable universal life insurance). Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, investment return, inflation, expenses and other contingent events as appropriate to the respective product type.

For non-participating traditional life insurance policies, future policy benefits are calculated consistent with Accounting Standards Codification (“ASC”) 944-40 (formerly “FAS 60”), Accounting and Reporting by Insurance Enterprises, and are equal to the aggregate of the present value of expected future benefit payments and related expenses, less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon our experience, with provisions for adverse deviation, when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3.0% to 8.0% and vary by issue year.

Future policy benefit liabilities for participating traditional life insurance policies are calculated consistent with, ASC 944-40 (formerly “FAS 97”), Accounting and Reporting by Insurance Enterprise for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 6.0%, and mortality rates assumed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Future policy benefits for interest sensitive and variable universal life insurance policies are calculated consistent with ASC 944-40 (formerly “FAS 97”), Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, for universal life type products and are equal to the current account value established for the policyholder. Some of our universal life policies contain secondary guarantees, for which an additional liability is established consistent with ASC 944-40 (formerly (“SOP 03-01”), Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Separate Accounts. Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits over the accumulation period based on total expected assessments.

We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Annuity Reserving Methodology – We establish liabilities for amounts payable under annuity contracts including fixed payout annuities and deferred annuities. An immediate or payout annuity is an annuity contract in the benefit or “payout” phase. In a fixed payout annuity contract, the insurance company agrees, for a cash consideration, to make specified benefit payments for a fixed period, or for the duration of a designated life or lives. The cash consideration can be funded with a single payment, as is the case with single premium immediate annuities, or with a schedule of payments, as is the case with “limited pay” products.

Payout annuities with more than an insignificant amount of mortality risk are calculated consistent with guidance under ASC 940-40 for limited pay insurance contracts. Benefit and maintenance expense reserves are established by using assumptions reflecting our expectations, including an appropriate margin for adverse deviation. Payout annuities are reserved using standard industry mortality tables specified for statutory reporting and an interest rate of 5% for life annuities and 3% for shorter duration contracts, such as term certain payouts. If the resulting reserve would otherwise cause profits to be recognized at the issue date, additional reserves are established. The resulting recognition of profits would be gradual over the expected life of the contract.

A deferred annuity is an annuity contract that has not reached the starting date of its periodic benefit payout. The Company establishes liabilities for deferred annuities based on methods and underlying assumptions in accordance with ASC 944-40 for investment contracts. Under ASC 944-40 for investment contracts, reserves for Policyholder Account Balances are established as the account value held on behalf of the policyholder. The possible need for additional reserves for guaranteed minimum death benefits are determined per guidance under SOP 03-01. Currently, no additional reserves are recorded for guaranteed minimum death benefits due to the immaterial amount of this reserve. Our exposure to this risk is minimal. The profit recognition on deferred annuity contracts is gradual over the expected life of the contract. No immediate profit is recognized on the sale of the contract.

Health Reserves:

Overview – We establish policy reserves and claims reserves for known policy-specific liabilities. Further, we establish liabilities for the payment of medical expenses, which have been incurred during the reporting period but have not yet been paid. Additionally, Incurred But Not Reported (“IBNR”) amounts are determined using actuarial standards of practice which look at the time elapsed between when a claim is first incurred and when the final payment has been made (a completion factor analysis).

As of year-end 2009 the Health total claim reserve and liability was $115.9 million, versus $112.8 million at year-end 2008.

Reserving Methodology – Several methods are employed to establish claim reserves and liabilities for Health lines of business.

Completion Factor Approach –The claim reserves for most health care coverage can be suitably calculated using a Completion Factor Method. This method assumes that the historical lag pattern will be an accurate representation for the payment of claims that have been incurred but not yet completely paid. An estimate of the unpaid claim reserves is calculated by subtracting period-to-date paid claims from an estimate of the ultimate aggregate payment for all incurred claims in the time period. The method is based on the pattern of claims incurred within a given month and paid out in future months until such a point that no more payments are expected. Completion factors are calculated which “complete” the current period-to-date payment totals for each incurred month to estimate the ultimate expected payout. The method is best used when the incurred date and subsequent paid date is known for each claim and if fairly consistent patterns can be determined from the progression date of incurral until the date paid in full. The completion factor approach is also best used when the time between date of incurral and final payment is short (i.e., less than 24 month) in duration.

For the individual and association medical block (including Medicare Supplement), we use a completion factor approach to generate claim liability and reserves. Group and managing general underwriter claim reserves are also calculated by these methods. Outstanding claim inventories are monitored by management monthly to determine if any adjustment to the completion factor approach is needed.

Some of the larger managing general underwriters that we use engage external actuarial firms to provide an estimate of the claim reserves for their respective blocks. We independently evaluate the external claim reserve estimates provided for reasonableness as well as for consistency with other completion-factor based reserves. These estimates are incorporated into our reserve analysis to determine the booked reserves for the segment.

Tabular Reserves –Disability Income and Long Term Care blocks of business utilize a tabular calculation to generate the Present Value of Expected Future Payments. These reserves are called tabular because they rely on the published valuation tables for disability termination as maintained by the Society of Actuaries and validated by the National Association of Insurance Commissions (“NAIC”). Tabular reserves are determined by applying termination assumptions related to mortality or recovery, or for Long Term Care, shifts in the mode of care, to the stream of contractual benefit payments. The present value of these expected benefit payments at the required rate of return establishes the tabular reserve.

Credit Health claim reserves and liabilities are also based on a tabular calculation, using actuarial tables published by the Society of Actuaries and accepted by the NAIC. The reserve for this business is calculated as a function of open claims using the same actuarial tables discussed above. Periodically we test the total claim reserve using a completion factor calculation.

Case Reserves –Case reserves are also required for certain lines of business. Case reserves reflect known claims where an estimate of the exposure is readily available and quantifiable based on historical experience or other similar basis. We establish Long Term Care and Nursing Home reserves, on a case-by-case basis, by reviewing the open claims and estimating the remaining liability and applying probabilities derived from continuance tables based on company and industry experience.

Liability for Future Policy Benefits – Liabilities for future policy benefits have been calculated based on a net level premium method. Future policy benefits are calculated consistent with ASC 944-40 (formerly “FAS 60”) and are equal to the aggregate of the present value of expected future benefit payments, less the present value of expected future premiums. Morbidity and termination assumptions are based on our experience or published valuation tables when available and appropriate. Interest rates for the aggregate future policy benefit liabilities range from 3.5% to 8.0% and vary by issue year.

Premium Deficiency Reserves – Deficiency reserves are established when the expected benefit payments for a classification of policies having homogenous characteristics are in excess of the expected premiums for these policies. The determination of a deficiency reserve takes into consideration the likelihood of premium rate increases, the timing of these increases, and the expected benefit utilization patterns. We have a premium deficiency reserve for the Major Medical block of business. This line of business is in run-off and continues to under-perform relative to the original pricing. The assumptions and methods used to determine the deficiency reserves are reviewed periodically for reasonableness and the reserve amount is monitored against emerging losses.

Property and Casualty Reserves:

Reserves for Loss and Loss Adjustment Expense (“LAE”) – Property and casualty reserves are established to provide for the estimated costs of paying claims under insurance policies written. These reserves include estimates for both:

•	Case reserves – cost of claims that were reported to us but not yet paid, and

•
Reserves for IBNR – anticipated cost of claims incurred but not reported. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future and claims, which have been incurred but not yet, reported.

These reserves include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process. The two major categories of loss adjustment expense are defense and cost containment expense and adjusting and other expense. Net loss and LAE reserves for case reserves and IBNR as of December 31, 2009 and 2008 are shown in the following table (in thousands):

	December 31, 2009			December 31, 2008
	Gross	Ceded	Net	Gross	Ceded	Net

Case	$491,163	$11,639	$479,524	$475,738	$47,888	$427,850
IBNR	$425,827	$48,693	$377,134	$437,275	$17,265	$420,010

Total	$916,990	$60,332	$856,658	$913,013	$65,153	$847,860

Case Reserves –Reserves for reported losses are established on either a judgment or formula basis, depending on the type of the loss. Formula reserves are used for losses such as credit property, automobile, property damage liability and automobile physical damage. They are based on historical paid loss data for similar claims with provisions for trend changes, such as those caused by inflation. The formula reserve is a fixed amount for each claim of a given type.

Judgment reserve amounts are set on a per case basis based on facts and circumstances of each case, the type of claim and the expectation of damages. We regularly monitor the adequacy of judgment reserves and formula reserves on a case-by-case basis and change the amount of such reserves as necessary.

IBNR – IBNR reserves are estimated based on many variables, including historical statistical information, inflation, legal developments, economic conditions, and general trends in claim severity, frequency and other factors that could affect the adequacy of loss reserves.

Loss and premium data is aggregated by exposure class and by accident year (i.e., the year in which losses were incurred). IBNR reserves are calculated by projecting ultimate losses on each class of business and subtracting paid losses and case reserves. Unlike case reserves, IBNR is generally calculated at an aggregate level and cannot usually be directly identified as reserves for a particular loss or contract. Our overall reserve practice provides for ongoing claims evaluation and adjustment (if necessary) based on the development of related data and other relevant information pertaining to such claims. Adjustments in aggregate reserves, if any, are reflected in the operating results of the period during which such adjustments are made.

Our actuaries reflect the potential uncertainty generated by volatility in our loss development profiles when selecting loss development factor patterns for each line of insurance. Therefore, net and gross reserve calculations have shown redundancies for the last several year-ends as a result of losses emerging favorably compared to what is implied by the selected loss development patterns. See Results of Operations and Related Information by Segment – Property and Casualty, Prior Period Reserve Development discussion for additional information.

The evaluation process to determine recorded loss and loss adjustment expense reserves involves the collaboration of underwriting, claims and internal actuarial departments. The process also includes consultation with independent actuarial firms on an annual basis. Work performed by independent actuarial firms is an important part of our process of gaining reassurance that loss and loss adjustment expense reserves determined by our internal actuarial department sufficiently meet all present and future obligations arising out of all claims incurred as of year-end, both reported and unreported. Additionally, the independent actuarial firms complete the Statements of Actuarial Opinion at each year-end, required by state insurance regulators certifying that the recorded loss and loss adjustment expenses reserves appear reasonable.

Reserving Methodology – The following actuarial methods are utilized in our reserving process during both annual and interim reporting periods:

•
Initial Expected Loss Ratio method: This method calculates an estimate of ultimate losses by applying an estimated loss ratio to an estimate of ultimate earned premium for each accident year. This method is appropriate for classes of business where the actual paid or reported loss experience is not yet mature enough to override initial expectations of the ultimate loss ratios.

•
Bornhuetter Ferguson: This method uses as a starting point an assumed initial expected loss ratio method and blends in the loss ratio implied by the claims experience to date by using loss development patterns based on our own historical experience. This method is generally appropriate where there are few reported claims and a relatively less stable pattern of reported losses.

•
Loss or Expense Development (Chain Ladder): This method uses actual loss or defense and cost containment expense data and the historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position. This method is appropriate when there is a relatively stable pattern of loss and expense emergence and a relatively large number of reported claims.

•
Ratio of Paid Defense and Cost Containment Expense to Paid Loss Development: This method uses the ratio of paid defense and cost containment expense to paid loss data historical development profiles on older accident periods to project more recent, less developed periods to their ultimate position. In this method, an ultimate ratio of paid defense and cost containment expense to paid loss is selected for each accident period. The selected paid defense and cost containment expense to paid loss ratio is then applied to the selected ultimate loss for each accident period to estimate the ultimate defense and cost containment expense. Paid defense and cost containment expense is then subtracted from the ultimate defense and cost containment expense to calculate the unpaid defense and cost containment expense for that accident period.

•
Calendar Year Paid Adjusting and Other Expense to Paid Loss: This method uses the ratio of prior calendar years’ paid expense to paid loss to project ultimate loss adjustment expenses for adjusting and other expense. The key to this method is the selection of the paid expense to paid loss ratio based on prior calendar years' activity. A percentage of the selected ratio is applied to the case reserves (depending on the line of insurance) and 100% to the indicated IBNR reserves. These ratios assume a percentage of the expense is incurred when a claim is opened and the remaining percentage is paid throughout the claim's life.

The basis of our selected single point best estimate on a particular line of business is often a blend of results from two or more methods (e.g. weighted averages). Our estimate is highly dependent on actuarial and management judgment as to which method(s) is most appropriate for a particular accident year and class of business. Our liability for unpaid claims and claim adjustment expense does not materially differ from the amount determined by our independent actuaries. Our methodology changes over time, as new information emerges regarding underlying loss activity and other factors.

Key Assumptions –

Implicit in the actuarial methodologies utilized above are the following critical reserving assumptions:

•	The selected loss ratio used in the initial expected loss ratio method and Bornhuetter Ferguson method for each accident year;

•	The expected loss development profiles;

•	A consistent claims handling process;

•	A consistent payout pattern;

•	No unusual growth patterns;

•	No major shift in liability limits distribution on liability policies; and

•	No significant prospective changes in workers’ compensation laws that would significantly affect future payouts.

The loss ratio selections and loss development profiles are primarily developed using our own historical claims and loss experience. These assumptions have not been modified from the preceding periods and are consistent with historical loss reserve development patterns.

Management believes that our loss reserves at December 31, 2009 are adequate. However, new information, legislation, events or circumstances, unknown at the original valuation date, may result in future development to our ultimate losses significantly greater or less than the reserves provided for at December 31, 2009. As noted in our “Key Assumptions” above, there are many factors that may impact our reserves, specifically those related to loss ratios for the credit insurance lines of business and those related to a consistent claims handling process for all other lines of business.

For non credit lines of business, our claims handling process is the most likely of those assumptions noted above to vary from the consistency we expect. This assumption was determined to most likely impact our reported results, financial position and liquidity, and we chose to measure the sensitivity to this assumption. The following table presents the range of likely scenarios related to a speed-up or slow-down of five days in the claims handling process and its subsequent impact on our estimate of gross loss reserves. Without certainty of future reporting patterns, we do not consider any change within the range displayed as more reasonably likely than any other.

The table below for the lines of business indicated quantifies the estimated impact on our gross loss reserves of possible scenarios of the speeding-up or slowing-down of claims being processed at December 31, 2009. The results of our analysis below show the cumulative increase (decrease) in gross loss reserves of the lines of business indicated across all accident years combined (in thousands):

	Change in Reporting Pattern
	5 Day Speed Up	5 Day Slow Down

Personal Auto	$(2,499)	$1,171
Homeowner	$(913)	$822
Agribusiness	$(616)	$2,749
Commercial auto	$(1,476)	$4,857
Other	$(2,219)	$5,990

The analysis of our Credit Insurance lines of business quantifies the estimated impact on gross loss reserves of a reasonably likely scenario of varying the ratio applied to the unearned premium to determine the IBNR reserves at December 31, 2009. IBNR reserving methodology for this line of business focuses primarily on the use of a ratio applied to the unearned premium for each Credit Insurance product. The selected ratios are based on historical loss and claim data. In our analysis, we varied this ratio by +/- 5% across all Credit Insurance products combined. The results of our analysis show an increase or decrease, respectively, in gross reserves across all accident years combined of approximately $6.7 million.

It is not appropriate to add together the total impact shown in the table above, as our lines of business are not directly correlated. It is important to note that the variations set forth in the table above are not meant to be a “best-case” or “worst-case” scenario, and therefore, it is possible that future variations may be more or less than the amounts set forth above. While we believe these are possible scenarios based on the information available to us at this time, we do not believe the reader should consider the above sensitivity analysis an actual reserve range.

Reserving by class of business –

The weight given to a particular actuarial method is dependent upon the characteristics specific to each class of business, including the types of coverage and the expected claim-tail.

Short-tail business – Lines of business for which loss data emerge more quickly are referred to as short-tail lines of business. For these lines, emergence of paid losses and case reserves is credible and likely indicative of ultimate losses; therefore, more reliance is placed on the Loss or Expense Development methods.

Large catastrophe and weather events are analyzed separately using information from our claims staff and loss development profiles from similar events and from our own historical experience.

Long-tail business – For long-tail lines of business, emergence of paid losses and case reserves is less credible in early periods and, accordingly, may not be indicative of ultimate losses. For these lines of business, more reliance is placed on the Bornhuetter Ferguson and Initial Expected Loss Ratio methods.

Credit business – For credit lines of business, the IBNR is estimated either by applying a selected ratio to the unearned premium reserve or by using the loss development methods described above.

Loss adjustment expenses – We estimate adjusting and other expense separately from loss reserves using the Calendar Year Paid-to-Paid method. Reserves for defense and cost containment expense are estimated separately from loss reserves, using either the Loss or Expense Development method or Ratio of Paid Defense and Cost Containment Expense to Paid Loss method.

Reinsurance Recoverable

Reinsurance recoverable balances include amounts owed to us in respect of paid and unpaid ceded losses and loss expenses and are presented net of a reserve for non-recoverability. At December 31, 2009 and 2008, reinsurance recoverable balances were $371.7 million and $482.8 million, respectively.

Recoveries on our gross ultimate losses are determined using distributions of gross ultimate loss by layer of loss retention to estimate ceded IBNR as well as through the review of individual large claims. The most significant assumption we use is the average size of the individual losses for those claims that have occurred but have not yet been recorded by us. The reinsurance recoverable is based on what we believe are reasonable estimates and is disclosed separately in the consolidated financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses are settled.

We manage counterparty risk by entering into agreements with reinsurers we generally consider to be highly rated. However, we do not require a specified minimum rating. We monitor the concentrations of the reinsurers and reduce the participation percentage of lower-rated companies when appropriate. We believe we currently have no reinsurance amounts with any significant risk of becoming unrecoverable due to reinsurer insolvency.

Our reinsurance contracts contain clauses that allow us to terminate the participation with reinsurers who are downgraded. Our risk assessment is comprised of industry ratings, recent news and reports, and a limited review of financials, for any new reinsurer under consideration. We also may require letters of credit, trust agreements, or cash advances from unauthorized reinsurers (reinsurers not licensed in our state of domicile) to fund their share of outstanding losses and LAE. Final assessment is based on the judgment of senior management.

Pension and Postretirement Benefit Plans

We maintain one open qualified defined benefit pension plan and one qualified defined benefit pension plan that is closed to new participants. In addition, we also sponsor three non-qualified defined benefit pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits for certain key executives. We also provide certain health and life insurance benefits to qualified current and former employees.

The pension benefit and postretirement benefit obligations and related costs for all plans are calculated using actuarial concepts in accordance with the relevant GAAP pronouncements. Two key assumptions, the discount rate and the expected return on plan assets, are important elements of expense and/or liability measurement. We evaluate these key assumptions annually. Other assumptions involve demographic factors such as retirement age, mortality, turnover and rate of compensation increases.

As described in Note 2 to the Consolidated Financial Statements, effective December 31, 2006, the Company adopted ASC 715-30 (formerly “FAS 158”), Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plan. In accordance with ASC 715-30, we recognize the funded status of defined benefit pension and other postretirement plans, on our consolidated balance sheet.

We use a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. A higher discount rate decreases the present value of benefit obligations and decreases pension expense. To determine the expected long-term rate of return on plan assets, a building-block method is used. The expected rate of return on each asset is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e. the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e. the expected return in excess of the risk-free rate). Using this approach, the precise expected return derived will fluctuate somewhat from year to year; however, it is our policy to hold this long-term assumption relatively constant.

The assumptions used in the measurement of our pension benefit obligations for 2009 and 2008 are as follows:

	Years Ended December 31,
	2009		2008
	Used for Net Benefit	Used for Benefit	Used for Net Benefit	Used for Benefit
	Cost in Fiscal Year	Obligations as of	Cost in Fiscal Year	Obligations as of
	1/1/2009 to 12/31/2009	12/31/2009	1/1/2008 to 12/31/2008	12/31/2008

Discount rate	6.17%	5.73%	6.10%	6.17%
Rate of compensation increase	4.20%	4.20%	4.20%	4.20%
Long-term rate return	7.65%	7.65%	7.65%	7.65%

For additional information regarding our pension plan obligations, see Note 15 to the Consolidated Financial Statements.

Other-Than-Temporary Impairment

Our accounting policy requires that a decline in the fair value of investment securities below their amortized cost basis be evaluated to determine if the decline is other-than-temporary. There are a number of assumptions and estimates inherent in evaluating impairments to determine if they are other-than-temporary including 1) our ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the expected recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities or less than cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions, which could affect liquidity.

Realized gains are attributable to the sale of our invested assets, while realized losses are due to both the sale of investment assets and the write-down of investments from other-than-temporary impairments. In 2009, the consolidated pretax net realized loss on invested assets was $75.7 million, with pre-tax realized loss of $379.7 million and pre-tax realized gain of $41.0 million reported for 2008 and 2007, respectively. Included in these amounts are other-than-temporary impairment write-downs of $98.9 million, $367.0 million and $7.2 million for the years ended 2009, 2008 and 2007, respectively.

Litigation Contingencies

We review existing litigation matters and potential litigation items with counsel quarterly to determine if any adjustments to reserves for possible losses are necessary. Reserves for losses are established whenever they are probable and estimable. We establish reserves based on our best estimate of the probable loss. If no one number within the range of possible losses is more probable than any other, we record a reserve at the low end of the estimated range.

Based on information currently available, we believe that amounts ultimately paid, if any, arising from existing and currently potential litigation would not have a material effect on our results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than we anticipate, the resulting liability could have a material impact on the consolidated financial results.

Federal Income Taxes

Our effective tax rate is based on income, non-taxable and non-deductible items, statutory tax rates and tax planning opportunities available. Inherent in determining our annual tax rate are judgments regarding business plans, planning opportunities and expectations about future outcomes.

Tax regulations require items to be included in the tax return at different times from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements is different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in our tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which we have already recorded the tax benefit in our income statement. Deferred tax liabilities generally represent tax expense recognized in our consolidated financial statements for which tax payment has been deferred, or expenditures for which we have already taken a deduction in our tax return but have not yet recognized in our consolidated financial statements.

The application of U.S. GAAP requires us to evaluate the recoverability of our deferred tax assets and establish a valuation allowance if necessary to reduce our deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance we consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (4) the length of time that carryovers can be utilized; (5) any unique tax rules that would impact the utilization of the deferred tax assets; and (6) any tax planning strategies that we would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that, the deferred tax assets, net of valuation allowances, will be realized.

Our accounting represents management’s best estimate of future events that can be appropriately reflected in the accounting estimates. Certain changes or future events, such as changes in tax legislation, geographic mix of earnings and completion of tax audits could have an impact on our estimates and effective tax rate. For example, the dividends received deduction or DRD, reduces the amount of dividend income subject to tax and is a significant component of the difference between our actual tax expense and the expected amount determined using the federal statutory tax rate of 35%. The U.S. Treasury Department and the Internal Revenue Service, or IRS, intend to address through regulations the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through regulations or legislation, could increase our actual tax expense and reduce our consolidated net income.

Our liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties, which relate to tax years, still subject to review by the IRS or other taxing authorities. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years, which produce net operating losses, capital losses or tax credit carryforwards, or tax attributes, the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service for years 2005 to 2008 has either been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Consolidated Results of Operations
Comparison of Years Ended December 31, 2009, 2008 and 2007

The following is a discussion of our consolidated results of operations for the years ended December 31, 2009, 2008 and 2007 and should be read in conjunction with the Outlook section. For a discussion of our segment results, see Results of Operations and Related Information by Segment. The following table sets forth the consolidated results of operations (in thousands):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Premiums and other revenues:
Premiums	$1,974,024	$1,888,495	$1,999,623	$85,529	4.5	$(111,128)	(5.6)
Other policy revenues	179,504	174,899	155,230	4,605	2.6	19,669	12.7
Net investment income	840,105	796,177	812,969	43,928	5.5	(16,792)	(2.1)
Realized investments gains
(losses), net	(75,697)	(379,709)	41,027	304,012	(80.1)	(420,736)	(1,025.5)
Other income	31,843	38,779	47,224	(6,936)	(17.9)	(8,445)	(17.9)
Total revenues	2,949,779	2,518,641	3,056,073	431,138	17.1	(537,432)	(17.6)

Benefits, losses and expenses:
Policy benefits	1,709,899	1,601,854	1,551,698	108,045	6.7	50,156	3.2

Interest credited to policy account balances	370,563	299,833	295,894	70,730	23.6	3,939	1.3
Commissions	459,943	475,345	456,537	(15,402)	(3.2)	18,808	4.1
Other operating costs and expenses	485,409	508,800	465,140	(23,391)	(4.6)	43,660	9.4
Change in deferred policy acquisition costs	(63,611)	(67,439)	(60,442)	3,828	(5.7)	(6,997)	11.6
Total benefits and expenses	2,962,203	2,818,393	2,708,827	143,810	5.1	109,566	4.0

Income (loss) before other items and federal income taxes	$(12,424)	$(299,752)	$347,246	$287,328	(95.9)	$(646,998)	(186.3)

Summary

Consolidated revenues increased during 2009 compared to those in 2008 primarily due to:

•	Decreased realized investment losses and increased investment income; and

•	Increase in immediate annuity premiums.

Consolidated revenues declined in 2008 compared to those in 2007 primarily due to:

•	Investment losses realized during 2008, including $367.0 million in other-than-temporary impairment write-downs;

•	Lower sales of our single premium immediate annuity products, caused by the drop in interest rates, which made the product less desirable; and

•
The declines were partially offset by other policy revenues arising primarily from mortality charges and fees on the in-force block of universal life policies 2008 witnessed a continuation of increased sales of universal life products experienced in 2007.

Consolidated benefits and expenses increased for the year ended December 31, 2009, compared to the same period in 2008 primarily due to:

•	Increased policy benefits in annuities due to strong single premium immediate annuity sales resulting in an increase of the related reserve balance;

•	Increased interest credited to policy account balances due to an 18.2% increase in average account balances; and

•
These increases were partially offset by the decrease in other operating costs due to non-recurring litigation costs and costs for preparing for compliance with SEC and Sarbanes-Oxley requirements in 2008.

Consolidated benefits and expenses increased for the year ended December 31, 2008, compared to the same period in 2007, primarily due to:

•	The impact of increased catastrophe losses in our Property and Casualty business; and

•	Additional operating expenses incurred due to non-recurring litigation costs and costs for preparing for compliance with SEC and Sarbanes-Oxley requirements.
•	An increase in benefits paid on the growing block of annuity business

Results of Operations and Related Information by Segment

Life
Comparison of Years Ended December 31, 2009, 2008 and 2007

The Life segment markets traditional life insurance products such as whole life and term life, and interest sensitive life insurance products such as universal life, variable universal life and as well as indexed universal life. These products are marketed on a nationwide basis through employee agents, multiple line agents, independent agents and brokers and direct marketing channels.

Life segment financial results for the periods indicated were as follows (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Revenues:
Premiums	$284,530	$299,338	$315,893	$(14,808)	(4.9)	$(16,555)	(5.2)
Other policy revenues	164,748	154,984	130,744	9,764	6.3	24,240	18.5
Net investment income	222,611	226,643	229,092	(4,032)	(1.8)	(2,449)	(1.1)
Other income	2,720	3,767	3,967	(1,047)	(27.8)	(200)	(5.0)
Total revenues	674,609	684,732	679,696	(10,123)	(1.5)	5,036	0.7

Benefits, losses and expenses:
Policy benefits	297,719	296,078	273,750	1,641	0.6	22,328	8.2
Interest credited to policy account balances	58,983	62,221	63,289	(3,238)	(5.2)	(1,068)	(1.7)
Commissions	91,968	126,813	141,517	(34,845)	(27.5)	(14,704)	(10.4)
Other operating costs and expenses	185,048	222,908	200,361	(37,860)	(17.0)	22,547	11.3
Change in deferred policy acquisition costs	1,536	(42,103)	(57,666)	43,639	(103.6)	15,563	(27.0)
Total benefits, losses and expenses	635,254	665,917	621,251	(30,663)	(4.6)	44,666	7.2

Income (loss) before other items and federal income taxes	$39,355	$18,815	$58,445	$20,540	109.2	$(39,630)	(67.8)

For the year ended December 31, 2009, earnings increased compared to 2008. The overall increase we experienced in 2009 can be primarily attributed to the cost of two lawsuit settlements in 2008 and the corresponding impact on other operating costs and expenses. In addition, costs related to our initial SEC registration and expenses related to the implementation of Sarbanes-Oxley compliance decreased compared to 2008. Our benefit to revenue ratio was 52.9% for 2009 compared to 52.3% in 2008. These results are discussed in further detail below.

During the second quarter of 2009, we paid premium refunds as the result of a class action settlement made by us in May 2007. The refunds on the credit life product resulted in issuing $12.9 million in settlement payments in 2009 comprised of credit life premium refunds and other related damages and fees, to certain previously insured persons. The Life segment was fully reserved for this settlement and did not incur any related impact to its gain from operations for the year ended December 31, 2009. However, during the second quarter of 2009, several categories of the statement of income were impacted by the recording of the settlement as follows: premiums were decreased by $4.5 million, other income was decreased by $0.8 million, commissions were decreased by $0.9 million, and other operating costs and expenses were decreased by $4.5 million. For additional information on this settlement, refer to the discussion of the Perkins litigation in Note 16 to the Consolidated Financial Statements in our amended Form 10 Registration Statement, filed with the SEC on July 1, 2009.
Overall, 2008 earnings decreased compared to 2007. The decrease in earnings primarily resulted from certain non-recurring expenses, an increase in the benefit to revenue ratio, a decrease in net investment income, and the declining credit market. The non-recurring expenses related to lawsuit settlements and initial SEC registration expenses and implementation costs related to Sarbanes-Oxley compliance. The life benefits to revenue ratio increased from 49.6% for 2007 to 52.3% for 2008. An unexpected sales increase of higher issue age policies in 2007 resulted from one plan that was very competitively price at those higher ages. During 2008, we implemented a re-pricing of lifetime guarantee universal life plans to include increases in premiums at the higher issue ages to be more conservatively priced. Also, the declining credit market indirectly caused the loss of funding for a sizable number of life policies that were using a low-interest bank loan program to reduce the net insurance cost of the policies. The source of funding for a portion of the bank loans was discontinued, resulting in the withdrawal of cash values and the subsequent loss of gross margins of the related policies. In addition to the above, net investment income decreased due to a continued decline in overall portfolio rates on investments of the Life segment.

Premiums

Revenues from traditional life insurance products include scheduled premium payments from policyholders on whole life and term life products. These premiums are in exchange for financial protection for the policyholder from a specific insurable event, such as death or disability. The change in these premiums is impacted by new sales during the period and the persistency of in-force policies.

Premiums decreased for the years ended December 31, 2009 compared to 2008 and during 2008 compared to 2007. Related to the previously noted settlement payments, we recorded a reversal of $4.5 million. Excluding the effect of the settlement payments, premiums decreased $10.3 million for the year ended December 31, 2009. The decrease in premiums can be attributable to an increase in ordinary life ceded reinsurance premiums, which is the result of increasing YRT (“Yearly Renewable Term”) renewal premiums on the higher face amounts issued in 2007 and 2008. We do not expect to see this trend towards higher utilization of reinsurance on large face amounts to continue for new business issued in 2010. Also adding to the decrease was a drop in credit insurance premiums, which was a result of lower credit sales in the declining auto industry.

Other Policy Revenues

Other policy revenues include mortality charges, earned policy service fees, and surrender charges on interest sensitive life insurance policies. These charges increased for the year ended December 31, 2009 compared to 2008. Other policy revenues had also increased in 2008 compared to 2007. The increases were primarily due to higher mortality charges and fees, which are a result of the large volume of sales of lifetime secondary guarantee universal life products in 2007 and 2008.

Net Investment Income

Net investment income decreased for the year ended December 31, 2009 compared to 2008. The decrease reflects the increased amount of cash we held during the year and the lower yields on the cash. We will continue to hold onto our cash position until appropriate long-term investment opportunities arise. The significant cash position we hold in excess of normal liquidity needs are generally of short duration.

Net investment income in the Life segment decreased slightly for the year ended December 31, 2008 compared to 2007. This decrease was due to a small decline in the investment yield earned on the block of invested assets supporting the Life segment. We continuously manage the crediting rates on interest sensitive products to reflect the lower yields and maintain a suitable interest spread.

Non-interest sensitive life products, such as whole life and term life policies cannot be adjusted to reflect a change in earned investment rates. In a low interest rate environment, the effect of this lower yield earned directly impacts earnings.

Policy Benefits

Policy benefits include death claims, surrenders and other benefits paid to traditional whole life and term life policyholders (net of reserves released on terminated policies), reserve increases on existing traditional life policies (reflecting the passage of time on persisting policies in anticipation of future claims), claim benefits in excess of account balances returned to interest sensitive life policyholders, and interest credited on account balances.

Benefits increased slightly for the year ended December 31, 2009 compared to 2008. The increase was primarily the result of higher claim dollar values. Benefits increased for the 2008 compared to 2007. This increase was due to the claims and reserve costs associated with the $24.2 million increase in other policy revenues that occurred from the sales of universal life lifetime secondary guarantee policies, including an $11.0 million increase in reserve accrual expense.

Commissions

Commissions decreased for the year ended December 31, 2009 compared to 2008.  Related to the previously noted settlement payments, we recorded a reversal of $0.9 million. Excluding the effect of the settlement payments, commissions decreased $33.9 million for the year ended December 31, 2009. The decrease was primarily attributable to lower first year universal life premiums. Partially offsetting the decrease in commissions was the increase in renewal commissions at a lower rate on a large volume of business sold in 2008. In addition, credit life business experienced a decrease in sales for 2009 as a result of the downturn in the economy and the constraints of the credit markets. Commissions also decreased in 2008 compared to 2007. During 2008, we implemented a re-pricing of lifetime guarantee universal life plans to include increases in premiums at higher issue. As a result, we experienced a decrease in sales of interest sensitive products from the level of sales established in 2007.

Other Operating Costs and Expenses

Other operating costs and expenses decreased for the year ended December 31, 2009 compared to 2008. Related to the previously noted settlement payments, we recorded a reversal of $4.5 million in previously accrued expenses. Excluding the effect of the settlement payments, other operating costs and expenses decreased $33.4 million for the year ended December 31, 2009. The decrease was primarily due to a decrease in production bonuses, which is directly a result of lower sales in 2009. Additionally, there was a reduction in marketing expenses for our Direct Marketing channel. Other operating costs and expenses increased for the year ended December 31, 2008, compared to 2007. Much of this increase resulted from the non-recurring legal costs related to the two lawsuits, the Farm Bureau litigation in our multiple line marketing division and the Perkins litigation in the credit life marketing line. See Note 16 to the Consolidated Financial Statements in our amended Form 10 Registration Statement, filed with the SEC on July 1, 2009 for a discussion on these cases.

Change in Deferred Policy Acquisition Costs

The following table presents the components of the change in DAC for the years ended December 31, 2009, 2008 and 2007 (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage

Acquisition cost capitalized	$77,162	$129,031	$144,936	$(51,869)	40.2	$(15,905)	11.0
Amortization of DAC	(78,698)	(86,928)	(87,270)	8,230	9.5	342	0.4
Change in deferred policy acquisition costs	$(1,536)	$42,103	$57,666	$(43,639)	103.6	$(15,563)	27.0

We regularly review the underlying DAC assumptions, including future mortality, expenses, lapses, premium persistency, investment yields and interest spreads. Relatively minor adjustments to these assumptions can significantly impact changes in DAC. We monitor the amortization of DAC as a percentage of gross profits before DAC amortization, as a deterioration of this ratio could indicate an emergence of adverse experience affecting the future profitability of a particular block of business and, in turn, affect the recoverability of DAC from such future profits.

Acquisition costs capitalized decreased for the year ended December 31, 2009 compared to 2008. We also experienced a decrease in 2008 compared to 2007. These decreases resulted from the decline in production related compensation in first year commissions in our Independent Marketing Group. The amortization of DAC as a percentage of gross profits for the years ended December 31, 2009, 2008 and 2007 was 43.3%, 44.5 % and 41.1%, respectively. The change in the ratio for 2009 was primarily attributable to the premium refund lawsuit as previously discussed. The deterioration of the ratio in 2008 was a result of reduced gross profits from overall reduced profitability of the life business. Profitability was down due to decreased investment yields, increased surrenders and higher expenses due to our initial SEC registration and implementation costs related to Sarbanes-Oxley compliance.

An increase in the lapse rate would cause acceleration in DAC amortization; therefore, the lapse rate is an important measure of company performance. The average lapse/surrender rates in the Life segment were 10.7%, 10.5% and 10.1% for the years ended December 31, 2009, 2008 and 2007, respectively. These combined rates reflected both first year and renewal business. First year lapse rates are typically much higher on traditional life business than in later years. In general, stable or lower lapse rates are important toward maintaining profitability of the Life segment, as higher lapse rates will reduce the average life expectancy of the in-force block of business and could result in acceleration in the amortization of DAC. Over the course of 2007 through 2009, we experienced normal fluctuations in lapse rates.

Reinsurance

The table below summarizes reinsurance reserve and premium amounts assumed and ceded for the years ended December 31, 2009, 2008 and 2007 (in thousands):

		Reserves			Premiums
	Years Ended December 31,			Years Ended December 31,
	2009	2008	2007	2009	2008	2007

Reinsurance assumed	$19,514	$25,553	$28,413	$4,512	$8,460	$10,355
Reinsurance ceded	(160,934)	(147,523)	(124,316)	(74,577)	(80,826)	(66,068)
Total	$(141,420)	$(121,970)	$(95,903)	$(70,065)	$(72,366)	$(55,713)

We use reinsurance to mitigate excessive risk to the Company. Our current retention limit is $700,000 for traditional and universal life. Accidental death benefits and premium waiver benefits are fully retained on new business issued beginning in 2008. Increases in reserves and premium amounts ceded primarily reflect increased use of reinsurance in conjunction with treaties related to universal life products.

We periodically adjust our reinsurance program and retention limits as market conditions warrant, consistent with our corporate risk management strategy. While we have, in the past, reinsured up to 90% of new business, we are currently reinsuring newly developed permanent products on a modified excess retention basis, in which we reinsure mortality risk on a yearly renewable term basis, ceding a 75% quota share of policies with a face value of at least $500,000 up to our retention and then a 100% quota share in excess of retention. Term products are coinsured between 90% and 100% on a first-dollar quota share basis. The current term portfolio is also coinsured with a 90% quota share up to our retention and then a 100% quota share in excess of retention.

In the case of credit life business, we use reinsurance primarily as a means to provide producers of credit-related insurance products the opportunity to participate in the underwriting risk through offshore producer-owned reinsurance companies. The reinsurance treaties entered into by the Credit Insurance Division are normally written on a 100% coinsurance basis with benefit limits of $100,000 on credit life.

Our individual life reinsurance is primarily placed with highly rated companies, and we monitor the financial condition of those companies on a routine basis. For 2009, the companies where we have placed material amounts of reinsurance for the Life segment are shown in the table below (in thousands, except percentages):

			Percentage of
Reinsurer	A.M. Best Rating	Ceded Premiums	Total Gross Premium

Swiss Re Life and Health of America	A	$ 22,476	6.3%
Transamerica Life Insurance Company	A	10,728	3.0%
Munich	A+	10,782	3.0%
General Re Life Corporation	A++	8,175	2.3%
Revios/SCOR	A-	6,560	1.9%
Canada Life Reinsurance	A+	5,000	1.4%
Other Reinsurers with no single company
greater than 1% of the total		7,323	2.1%
Total life reinsurance ceded		$ 71,044	20.0%

Policy in-force information

The following tables summarize changes in the Life segments in-force amounts and policy counts (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Life insurance in-force:
Traditional life	$45,229,407	$45,007,657	$44,538,506	$221,750	0.5	$469,151	1.1
Interest sensitive life	24,218,843	24,863,199	24,144,561	(644,356)	(2.6)	718,638	3.0
Total life insurance in-force	$69,448,250	$69,870,856	$68,683,067	$(422,606)	(0.6)	$1,187,789	1.7

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Number of policies:
Traditional life	2,347,423	2,451,748	2,606,012	(104,325)	(4.3)	(154,264)	(5.9)
Interest sensitive life	174,738	175,553	176,628	(815)	(0.5)	(1,075)	(0.6)
Total number of policies	2,522,161	2,627,301	2,782,640	(105,140)	(4.0)	(155,339)	(5.6)

The decreasing trend in our policy count is attributable to new business activity being comprised of fewer, but larger face-value policies. However, we experienced higher levels of traditional life in-force, due to the larger face values on those policies.  The changes in the Life segment are relatively normal to our business.

Annuity
Comparison of Years Ended December 31, 2009, 2008 and 2007

We develop, sell and support a variety of immediate and deferred annuities, including fixed, equity-indexed and variable products. We sell these products through independent agents, brokers, financial institutions, and multiple line and employee agents. Segment financial results for the periods indicated were as follows (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Revenues:
Premiums	$220,284	$116,248	$222,748	$104,036	89.5	$(106,500)	(47.8)
Other policy revenues	14,756	19,915	24,486	(5,159)	(25.9)	(4,571)	(18.7)
Net investment income	449,035	374,023	364,607	75,012	20.1	9,416	2.6
Other income	(3,870)	(5,718)	345	1,848	(32.3)	(6,063)	(1,757.4)
Total revenues	680,205	504,468	612,186	175,737	34.8	(107,718)	(17.6)

Benefits, losses and expenses:
Policy benefits	249,709	142,867	249,878	106,842	74.8	(107,011)	(42.8)
Interest credited to policy account balances	311,580	237,612	232,605	73,968	31.1	5,007	2.2
Commissions	107,053	79,213	58,635	27,840	35.1	20,578	35.1
Other operating costs and expenses	59,254	45,491	35,030	13,763	30.3	10,461	29.9
Change in deferred policy acquisition costs	(62,013)	(20,690)	(911)	(41,323)	199.7	(19,779)	2,171.1
Total benefits, losses and expenses	665,583	484,493	575,237	181,090	37.4	(90,744)	(15.8)

Income (loss) before other items and federal income taxes	$14,622	$19,975	$36,949	$(5,353)	(26.8)	$(16,974)	(45.9)

Income from continuing operations decreased for the year ended December 31, 2009 compared to 2008 and during 2008 compared to 2007. A number of factors contributed to pressure on earnings, including compressed earned investment spreads, decreased annuity surrender charge revenue and certain non-recurring expenses. The expense increases are primarily due to consultant fees related to our initial SEC registration and implementation costs associated with Sarbanes-Oxley compliance. In addition, 2008 expenses increased due to lawsuit settlements. Interest spreads in 2009 were decreased from 2008 levels as a result of yields decreasing on a relatively large cash position, which slightly increased from 2008. We experienced similar events with our interest spread during 2008 compared to 2007, as our cash position had built up, as a result of the very large inflow of funds into fixed deferred annuities just as rates on short-term invested assets were starting to fall. The decreases in cash yield continues a trend first observed in 2008, but the decrease in 2009 was much more substantial than in 2008.

Surrender charge revenue decreased in 2009 compared to 2008 as a result of lower surrender volume. Also, our products with defined market value adjustment formulas, applicable to surrenders in the first ten years, had larger reductions to 2009 surrender charges due to positive market value adjustments. Surrender charge revenue also decreased in 2008 compared to 2007, despite the fact that total withdrawals increased from 2007 to 2008. This was a result of a shift in the proportion of surrenders that incurred surrender charges versus surrenders that did not incur charges. There was a larger number of policyholders who took advantage of an option provided under certain contracts that permits a withdrawal without penalty during a thirty-day window following the end of a guaranteed interest period. We expect to continue to see policyholders reaching their guarantee period surrender window and electing to surrender without penalty. As a result of the higher level of surrender activity on fixed deferred annuities in 2008 compared to 2007, DAC amortization expense increased, further contributing to the decrease in earnings.

Premiums

Annuity premium and deposit amounts received during the last three years are shown in the table below (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage

Fixed deferred annuity	$1,715,871	$1,573,237	$789,012	$142,634	9.1	$784,225	99.4
Equity indexed deferred annuity	239,664	85,334	90,327	154,330	180.9	(4,993)	(5.5)
Single premium immediate annuity	227,937	121,952	227,617	105,985	86.9	(105,665)	(46.4)
Variable deferred annuity	99,429	103,233	119,507	(3,804)	(3.7)	(16,274)	(13.6)
Total	2,282,901	1,883,756	1,226,463	399,145	21.2	657,293	53.6
Less: policy deposits	(2,062,617)	(1,767,508)	(1,003,715)	(295,109)	16.7	(763,793)	76.1
Total earned premiums	$220,284	$116,248	$222,748	$104,036	89.5	$(106,500)	(47.8)

Amounts received on single premium immediate annuities are classified as premiums and are taken immediately into income. Amounts received from deferred annuity policyholders and equity-indexed annuity policyholders are classified as deposits and are not immediately taken into income. Interest earned on the policyholder’s deposits is classified as income. Fees assessed against variable annuity policyholder funds are reported as income.

Fixed deferred annuity receipts for the year ended December 31, 2009 increased compared to 2008. The increase in sales of our fixed annuity products is a result of lower rates on competing products such as CD’s and money market funds. We can also attribute a portion of the increase to the economic environment. Equity-indexed deferred annuity sales also increased for the year ended December 31, 2009 compared to 2008. The increase in those sales was a result of investors accepting some risk in the pursuit of potentially higher returns. Equity-indexed annuities allow policyholders with greater risk tolerance to participate in equity returns while also having downside protection resulting from the guaranteed minimum returns defined in the product.

Fixed deferred annuity receipts increased in 2008 compared to 2007. The increase in premiums was the result of the economic circumstances leading investors to seek safer, less volatile investment avenues. Equity-indexed annuity premiums for the year ended December 31, 2008 compared to 2007 were relatively flat.

Single premium immediate annuities increased in 2009 compared to 2008. The increase in sales is a direct result of consumers’ search for a more stable retirement income. We believe this upward trend will continue as more investors nearing retirement will change asset distribution strategies. Premiums from single premium immediate annuities decreased for the year ended December 31, 2008 compared to 2007. In 2007, premium income had increased by $49.8 million from a small group of very large policies sold.

The competitiveness of rates on all our annuity products can change very quickly and premium income will reflect changes in our position relative to the financial marketplace. Cash flows from these products, therefore, can be somewhat volatile from period to period.

Variable annuity products are a relatively small portion of our annuity portfolio. Variable deferred annuity premiums and deposits decreased for the year ended December 31, 2009 compared to 2008 and during 2008 compared to 2007. These decreases are primarily attributable to our decision to not offer income guarantees on our variable annuity business.

Other Policy Revenues

Other policy revenues include surrender charges, variable annuity management and expense fees, other expense charges, and charges for riders on deferred annuities. Other policy revenues decreased for the year ended December 31, 2009 compared to 2008. We also experienced a decrease during 2008 compared to 2007. The decreases in other policy revenues are primarily a result of the decline in total collected surrender charges. The decrease in surrender charges in 2009 compared to 2008 resulted from lower surrenders. Also, in 2009 we had larger surrender charge reductions resulting from positive market value adjustments on contracts with defined market value adjustment formulas. In 2008, we had lower surrender charges compared to 2007, despite the fact that surrender volumes increased from 2007 to 2008. This was due to a change in the mix of surrenders between policyholders who incurred surrender charges and those where policyholders utilized their optional penalty-free withdrawal provisions. The annualized surrender rates on deferred annuities, which represent all withdrawals both full and partial, were 11.5%, 14.6% and 12.3% of account balances for 2009, 2008 and 2007, respectively.

Net Investment Income

Net investment income, which is a key component of the profitability of the Annuity segment increased for the year ended December 31, 2009 compared to 2008 and during 2008 compared to 2007. The increases were largely due to an increase in the asset base, brought about by an increase in the volume of in-force fixed deferred annuity account balances. In 2009, our fixed deferred annuity account values rose by $1.2 billion to $8.2 billion compared to an increase of $707.9 million in 2008 and $89.0 million in 2007. Also contributing to the increases in net investment income was the positive change in realized and unrealized gains on call option derivative. Call option derivative gains increased $29.8 million to $5.4 million during 2009. The increase in investment income in 2008 was partially offset by the $24.3 million negative market value adjustment on these call option derivatives. Note that the call option gains and losses are largely offset by related reserve adjustments on the embedded derivative in the associated equity-indexed annuity contracts. These embedded derivatives are reported as liabilities on the consolidated statement of financial position and are recorded and measured at fair value.

Realized and unrealized gains or losses on the derivative hedge portfolio are recognized in earnings as investment income. Equity-indexed annuities include a fixed host annuity contract and an embedded equity derivative. The gain or loss on the embedded option is recognized in earnings as interest credited to policyholders.

The following table details the gain or loss on derivatives related to equity-indexed annuities (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009	2008

Derivative gain/(loss)
included in net investment income	$5,380	$(24,400)	$(141)	$29,780	$(24,259)

Embedded derivative gain/(loss)
included in interest credited	$(8,138)	$23,184	$434	$(31,322)	$22,750

For a number of years, earnings in the Annuity segment have been pressured by a long-term trend of lower average yield rates on the bonds and mortgage loans supporting the reserves. Offsetting the effect of lower yield rates, crediting rates on interest sensitive products have been decreased accordingly where permitted by policy terms. Since approximately 90% of the Annuity segment is interest sensitive, offsetting credited rate adjustments are usually possible subject to minimum interest rate guarantees that may apply. All contracts also have minimum floor interest rate guarantees, and we have reconfigured the product portfolio to lower those guarantees in response to the current low interest rate environment.

Interest Spread and Account Values

We evaluate the performance of our Annuity segment primarily based on interest spreads earned compared to the required spreads in our pricing. Interest spread is the difference between investment income on assets supporting the product lines less benefits credited to policyholders, including interest credited to deferred annuities and reserve change on immediate annuities. In determining interest spread, deferred sales inducements, such as first-year interest bonuses, are excluded from the interest-credited measurement. The variable annuity spread is equal to the mortality and expense charge assessed against policyholder funds. The table below shows the interest spreads for the annuity products (in thousands, except percentages):

	Years Ended December 31,
	2009	2008	2007
Fixed deferred annuity
Interest spread (excluding first year sales inducements):
Dollar amount	$113,461	$111,545	$108,668
Annualized rate	1.51%	1.70%	1.76%

Variable deferred annuity
Mortality and expense charge:
Dollar amount	$4,096	$4,581	$4,498
Annualized rate	1.15%	1.24%	1.18%

Single premium immediate annuity (SPIA)
Gross interest and mortality margins:
Dollar amount	$5,377	$2,981	$5,454
Annualized rate	0.71%	0.43%	0.87%

Total annuity:
Gross interest margins including SPIA mortality:
Dollar amount	$122,934	$119,107	$118,620
Annualized rate	1.46%	1.65%	1.70%

The profits on fixed deferred annuity contracts and single premium immediate annuities are driven by the difference of interest spreads earned versus the required spread in our pricing and, to a lesser extent, other policy fees. When determining crediting rates for fixed deferred annuities, we consider current investment yields in setting new money crediting rates and look at average portfolio yields when setting renewal rates. Similarly, in pricing immediate annuity premium rates, we also evaluate expected long-term investment yields. In setting rates, we take into account target spreads established by pricing models while also factoring in price levels needed to maintain a competitive position. Target interest spreads vary by product depending on attributes such as interest bonus, interest guarantee term, and length of surrender charge period.

Interest spread income can vary from period to period due to factors such as yields on short-term (cash) investments, the portion of the portfolio invested in cash, commercial mortgage loan prepayments, bond make-whole premiums, product mix, and competition in the annuity market. Also, SPIA spreads are affected by differences in mortality experience from one period to the next, where mortality experience is the net result of actual reserves released due to death less the reserves expected to be released according to the underlying valuation mortality table.

Interest spread on fixed deferred annuities decreased 2008 to 2009 primarily as a result of a decreasing yield on our cash position, a decreasing yield on our bond positions, and our cash position being above target in proportion to the total asset portfolio. We will continue to hold our cash position until long-term investment opportunities arise.

The gross margin on single premium immediate annuities, which includes the effect of mortality, were 0.71%, 0.43% and 0.87% for 2009, 2008 and 2007, respectively.

A portion of the variable deferred annuity policies in the table above include guaranteed minimum death benefits. The total account value related to variable deferred annuity policies with guaranteed minimum death benefit features was $66.8 million, $60.4 million, and $99.3 million as of December 31, 2009, December 31, 2008, and December 31, 2007 respectively.

We are subject to equity market volatility related to these guaranteed minimum death benefits. We use reinsurance to mitigate the mortality exposure associated with such benefits. Our maximum guaranteed minimum death benefit exposure, before reinsurance, which represents the total exposure in the event that all annuitants die, was $6.6 million, $17.9 million, and $1.4 million as of December 31, 2009, December 31, 2008, and December 31, 2007 respectively.

 The decrease in the guaranteed minimum death benefit amount at risk in 2009 compared to 2008 was due to the partial recovery in the equity market from the 2008 market downturn. The increase in the guaranteed minimum death benefit amount at risk in 2008 since December 31, 2007 reflects increased risk resulting from the poor equity market conditions experienced in 2008. See the Reinsurance discussion below for additional information on our risk management techniques utilizing reinsurance.

Account Values –In addition to interest margins, we monitor account values and changes in account values as a key indicator of the performance of our Annuity segment. The table below shows the account values and the changes in these values as a result of net inflows, fees, interest credited and market value changes for 2009, 2008 and 2007 (in thousands):

	Years Ended December 31,
	2009	2008	2007

Fixed deferred annuity:
Account value, beginning of period	$6,918,365	$6,210,456	$6,121,475
Net inflows/(outflows)	930,417	487,410	(123,195)
Fees	(10,592)	(15,363)	(19,899)
Interest credited	313,175	235,862	232,075
Account value, end of period	$8,151,365	$6,918,365	$6,210,456

Variable deferred annuity:
Account value, beginning of period	$309,011	$429,505	$331,971
Net inflows	20,452	24,364	66,571
Fees	(4,096)	(4,582)	(4,498)
Change in market value and other	75,257	(140,276)	35,461
Account value, end of period	$400,624	$309,011	$429,505

Single premium immediate annuity:
Reserve, beginning of period	$701,141	$693,137	$557,866
Net inflows/(outflows)	84,785	(26,330)	107,861
Interest and mortality	34,369	34,334	27,410
Reserve, end of period	$820,295	$701,141	$693,137
Fixed Deferred Annuity – Account values associated with fixed deferred annuities increased for the year ended December 31, 2009 compared to 2008. We experienced an increase in account values during 2008 compared to 2007. The changes in account values were a result of an increase in sales of fixed deferred annuity products.

Net inflows for the year ended December 31, 2009 were $930.4 million compared to net inflows of $487.4 million for the year ended December 31, 2008. The increase is a result of higher sales, as previously noted above, and a decrease in outflows as a result of lower surrenders. Net inflows for 2008 were $487.4 million compared to net outflows of $123.2 million for 2007. The net inflows in 2008 rose as investors elected the safety of fixed deferred annuities over the volatility of other investment vehicles.

Fees charged against account values decreased for the year ended December 31, 2009 compared to 2008 and during 2008 compared to 2007. These fees include withdrawal charges levied against policies being partially withdrawn or fully surrendered. The decrease in fees reflects our continuing decline in income from surrender charges. Refer to the Other Policy Revenues discussion noted above, for further analysis on the decrease in surrender charges.

Variable Deferred Annuity: Variable deferred annuity account values increased for the year ended December 31, 2009 compared to 2008. The increase in account value was primarily due to market appreciation. Variable deferred annuity account values decreased during 2008 compared to 2007. The decrease was attributable to market decline, offset by net inflows.

Net inflows for the year ended December 31, 2009 were $20.5 million compared to net inflows of $24.4 million for the year ended December 31, 2008. Net inflows for 2007 were $66.6 million. Account values in 2008 were significantly affected by decreased equity values due to the significant declines in the financial markets that occurred during the fourth quarter. The average aggregate account values in-force in 2008 were, however, comparable to the average aggregate account values in-force in 2007.

Single Premium Immediate Annuity: Single premium immediate annuity reserves increased for the years ended December 31, 2009 compared to 2008 and during 2008 compared to 2007. The increases were primarily due to reserves established on inflows from new sales and accretion of reserves on existing policies due to interest and survivorship. Premium inflows from new sales were greater than payment outflows on existing business.

Net inflows were $84.8 million compared to net outflows of $26.3 million, reflecting a higher amount of sales in 2009. Net outflows for the year ended December 31, 2008 were $26.3 million, compared to net inflows of $107.9 million for 2007. This decrease is consistent with the decrease in new premiums received during 2008 compared with 2007, resulting in a net outflow in which benefits paid exceed premiums received.

Policy Benefits

Benefits consist of annuity payments and reserve increases on single premium immediate annuity contracts. Benefits increased for the year ended December 31, 2009 compared to the year ended December 31, 2008. The increase was due to higher single premium immediate annuity in-force volume resulting from increased single premium immediate annuity sales. These benefits decreased for the year ended December 31, 2008 compared to 2007. This decrease was primarily due to lower sales resulting in less reserve increase.

Interest Credited to Policy Account Balances

The increase in interest credited for the year ended December 31, 2009 compared to 2008 was primarily a result of increases in in-force fixed deferred annuity account balances due to new premiums and the change in embedded derivative gain/ (loss).

Interested credited increased in 2008 compared to 2007. This increase was primarily the result of the increased volume of in-force fixed deferred annuity account values due to issued business. The increase in interest credited resulting from in-force growth was offset by decreases in embedded derivative gain/ (loss).

Commissions

Commissions increased for the year ended December 31, 2009 compared to the year ended December 31, 2008. The increase was primarily due to increased sales. Commissions increased in 2008 compared to 2007, which was in line with the increase in premiums.

Other Operating Costs and Expenses

Other operating costs and expenses increased during 2009 compared to 2008.  These expenses also increased for the year ended December 31, 2008 compared to 2007. These were primarily the result of increases to our defined benefit pension costs and fees due to our initial SEC registration and expenses associated with Sarbanes-Oxley compliance. Also, there were expense increases that were attributable to agent production bonus payments resulting from the increased level of new business written.

Change in Deferred Policy Acquisition Costs

DAC on deferred annuities is amortized in proportion to gross profits. The change in DAC represents acquisition costs capitalized, net of changes in the amortization of existing DAC. The following table presents the components of change in DAC for the years ended December 31, 2009, 2008 and 2007 (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage

Acquisition cost capitalized	$126,768	$96,544	$71,723	$30,224	31.3	$24,821	34.6
Amortization of DAC	(64,755)	(75,854)	(70,812)	11,099	(14.6)	(5,042)	7.1
Change in deferred policy acquisition costs	$62,013	$20,690	$911	$41,323	199.7	$19,779	2,171.1

A performance measure of the Annuity segment is amortization of DAC as a percentage of gross profits. The amortization of DAC as a percentage of gross profits for the years ended December 31, 2009, 2008 and 2007 were 63.7%, 68.9% and 61.6%, respectively. The change in the ratio was primarily due to a lower lapse rate. The increase in the ratio during 2008 compared to 2007 was primarily due to higher lapses. A more complete discussion of policyholder persistency is given in the Policy Benefits and Interest Credited to Policy Account Balances sections above.

Acquisition costs capitalized increased in 2009 compared to 2008 and during 2008 compared to 2007. The increases were primarily attributable to higher sales of fixed deferred annuities, which resulted in increases to commissions and other operating costs and expenses.

Reinsurance

We employ reinsurance for guaranteed minimum death benefit risks on certain variable annuity contracts. Our maximum guaranteed minimum death benefit exposure, before reinsurance, which represents the total exposure in the event that all annuity policyholders die, was $6.6 million, $17.9 million and $1.4 million as of December 31, 2009, 2008, and 2007, respectively. After reinsurance, the net amounts at risk were $3.3 million, $9.9 million and $0.4 million respectively. All such guaranteed minimum death benefit reinsurance is with reinsurers rated “A” or higher by A.M. Best.

Health
Comparison of Years Ended December 31, 2009, 2008 and 2007

The Health segment has been primarily focused on supplemental and limited benefit coverage products including Medicare Supplement insurance for the aged population as well as hospital surgical and cancer policies for the general population. In 2009, premium volume for health insurance-related products was concentrated in our Medicare Supplement (39.7%) and hospital surgical (16.5%) lines. Our other health products include major medical insurance, credit accident and health policies, employer-based stop loss, and dental coverage. We distribute our health insurance products through our network of independent agents and managing general underwriters (“MGU’s”). Segment results for the periods indicated were as follows (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Revenues:
Premiums	$309,701	$290,883	$283,765	$18,818	6.5	$7,118	2.5
Net investment income	15,992	16,566	16,710	(574)	(3.5)	(144)	(0.9)
Other income	10,382	13,252	13,048	(2,870)	(21.7)	204	1.6
Total premiums and other
revenues	336,075	320,701	313,523	15,374	4.8	7,178	2.3

Benefits and expenses:
Policy benefits	239,407	223,055	209,840	16,352	7.3	13,215	6.3
Commissions	51,717	43,219	39,342	8,498	19.7	3,877	9.9
Other operating costs and expenses	62,134	69,961	57,975	(7,827)	(11.2)	11,986	20.7
Change in deferred policy acquisition costs	5,017	5,023	5,774	(6)	(0.1)	(751)	(13.0)
Total benefits and expenses	358,275	341,258	312,931	17,017	5.0	28,327	9.1

Income (loss) before other items and federal income taxes	$(22,200)	$(20,557)	$592	$(1,643)	8.0	$(21,149)	(3,572.5)

Earnings for the Health lines of business experienced a slight decline in 2009 relative to 2008. During 2009, earnings were negatively impacted by one-time charges of $5.9 million which included a $2.8 million marketing expense (refer to the “other operating costs and expenses” section below) as well as several large claims incurred on our major medical product. Earnings for 2008 decreased from the relatively break-even earnings of 2007. The one-time charges during 2008 included legal settlements and reinsurance write offs that negatively impacted earnings by $19.8 million. Excluding one-time charges, earnings for 2008 would have approximated a break-even point.

During the second quarter of 2009, we paid premium refunds as a result of a class action settlement made by us in May, 2007. The refunds on the credit accident and health product resulted in issuing $12.4 million of settlement payments comprised of credit accident and health premium refunds and other related damages and fees, to certain previously insured persons. The Health segment was fully reserved for this settlement and did not incur any related impact to its loss from operations during the year ended December 31, 2009. However, during the second quarter of 2009, several categories of the consolidated statements of income were impacted by the recording of the settlement as follows: premiums decreased by $4.3 million, other income decreased by $0.8 million, commissions decreased by $0.9 million, and other operating costs and expenses decreased by $4.3 million. For additional information on this settlement, refer to the discussion of the Perkins litigation within Note 16 to the Consolidated Financial Statements in our amended Form 10 Registration Statement, filed with the SEC on July 1, 2009.

During 2009, as a matter of standard practice, our Health segment’s management requested an outside firm to review the records of one of our MGU’s. This review resulted in the following adjustments, which were recorded in the year ended December 31, 2009 (the “review adjustments”): $23.6 million increase in premiums, $12.9 million increase in policy benefits and $10.7 million increase in commissions. These review adjustments had no material net impact to the Consolidated Statements of operations for 2009.

Premiums

The Health segment’s earned premiums increased for the year ended December 31, 2009 when compared to the same period in 2008. Related to the previously noted settlement payments, we recorded premium reversals of $4.3 million. Excluding the effect of the settlement payments, premiums increased approximately 7.9% during 2009. The increase was primarily driven by premium rate increases on our Medicare Supplement and hospital surgical products as well as the review adjustments described above. The aforementioned increase was partially offset by a decline in premiums earned on our major medical product. Our in-force product mix has continued to change by shifting away from our comprehensive, higher-priced major medical product to our less comprehensive lower-priced hospital surgical product; we expect this trend to continue in 2010 and beyond.

The increase in earned premium for the year ended December 31, 2008 as compared to the same period in 2007 was driven in large part by new business generated from our Medicare Supplement and hospital surgical products, which was partially offset by the decline in new policies being written on our major medical product.

Premiums for the periods indicated are as follows (in thousands, except percentages):

	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007
	Premiums		Premiums		Premiums
	dollars	percentage	dollars	percentage	dollars	percentage

Medicare Supplement	$123,102	39.7%	$120,757	41.5%	$114,283	40.3%
Managing general underwriter	34,015	11.0%	13,160	4.5%	15,054	5.3%
Group	33,484	10.8%	33,758	11.7%	33,492	11.8%
Major medical	29,580	9.6%	38,951	13.4%	49,313	17.4%
Hospital surgical	51,136	16.5%	39,340	13.5%	24,228	8.5%
Long-term care	1,970	0.6%	2,719	0.9%	3,437	1.2%
Supplemental insurance	8,146	2.6%	8,213	2.8%	8,574	3.0%
Credit accident and health	19,627	6.3%	24,676	8.5%	25,471	9.0%
All other	8,641	2.9%	9,309	3.2%	9,913	3.5%
Total	$309,701	100.0%	$290,883	100.0%	$283,765	100.0%

Our in-force policies as of the dates indicated are as follows:

	As of December 31, 2009		As of December 31, 2008		As of December 31, 2007
	Certificates/Policies		Certificates/Policies		Certificates/Policies
	number	percentage	number	percentage	number	percentage

Medicare Supplement	58,627	8.9%	60,264	8.2%	57,162	7.5%
Managing general underwriter	81,571	12.4%	124,829	17.0%	139,683	18.4%
Group	23,890	3.6%	21,409	2.9%	20,882	2.8%
Major medical	3,453	0.5%	4,884	0.7%	7,509	1.0%
Hospital surgical	14,915	2.3%	15,468	2.1%	10,526	1.4%
Long-term care	1,919	0.3%	2,055	0.3%	2,229	0.3%
Supplemental insurance	44,138	6.7%	47,133	6.4%	51,409	6.8%
Credit accident and health	309,695	47.2%	323,158	44.0%	319,285	42.2%
All other	118,061	18.1%	135,921	18.4%	148,780	19.6%
Total	656,269	100.0%	735,121	100.0%	757,465	100.0%

Net Investment Income

Net investment income remained relatively consistent for 2009, 2008 and 2007. Refer to the Investments discussion below for further analysis.

Policy Benefits

The benefit ratio, measured as the ratio of claims and other benefits to premiums, increased slightly to 77.3% for 2009 from 76.7% for 2008. The hospital surgical and major medical lines were the largest drivers of the increase in benefit ratio. The MGU line had a decrease in benefit ratio, which helped offset the increase from the hospital surgical and major medical lines. The increase in benefit ratio on the hospital surgical line is primarily attributable to aggressive rates and underwriting practices in prior periods. Rate increases to this line were made over the last two years, and we anticipate that these rate increases will positively impact the benefit ratio on this line in 2010. The increase in benefit ratio on the major medical product line is primarily the result of several large claims incurred in early 2009. Corrective rate actions to this line continue to be made and we anticipate that these rate increases will positively impact the benefit ratio on this line in 2010 as well.

 In 2009, the benefit ratio was positively impacted by the review adjustments described above. The 2008 benefit ratio was negatively impacted by expenses associated with litigation involving one MGU that resulted in $8.9 million of reinsurance write offs in the first quarter of 2008. We have terminated our relationship with this particular MGU.

The benefit ratio, increased to 76.7% for the year ended December 31, 2008 from 73.9% for the same period in 2007. Much of the $13.2 million increase from 2007 to 2008 was attributable to the $8.9 million of reinsurance write offs in 2008 (discussed in the above paragraph). Excluding the impact of these reinsurance write offs, the benefit ratio was flat year over year.

As of December 31, 2009, the Health claim reserve had increased $3.1 million to $115.9 million from $112.8 million as of December 31, 2008. The increase was primarily due to an increase in the benefit ratio in 2009.

The Health claim reserve decreased $0.6 million to $112.8 million for 2008 as compared to $113.3 million for 2007. This decrease in Health claim reserves was due to the decline of the major medical business.

Commissions

Commissions increased for the year ended December 31, 2009 as compared to the same period in 2008. The majority of the increase was attributed to the review adjustments described above. The increase was partially offset by lower commissions incurred on our credit accident and health product, which resulted from a decline in related earned premiums.

Commissions increased approximately 9.9% in 2008 when compared to 2007. This increase was primarily generated by an increase in earned premiums and the resulting higher first year commissions. Initial year policies pay at higher commission rates than renewal policies.

Other Operating Costs and Expenses

For the year ended December 31, 2009, other operating costs and expenses decreased 11.2% when compared to the same period in 2008. We recorded a reversal of $4.3 million related to the settlement payments noted above. Excluding the effect of the settlement payments, other operating costs and expenses decreased 5.0% in 2009 when compared to 2008. The decrease was primarily attributed to the absence of a $10.9 million legal reserve for the previously noted settlement payments, which was established in September 2008. The foregoing decrease was partially offset by increases in an excise tax on reinsured foreign premiums, employee benefits, information technology consulting fees and a one-time marketing expense of $2.8 million for the write-off for agents’ balances as part of reconciliations performed during 2009.

Other operating costs and expenses increased 20.7% for the year ended December 31, 2008 as compared to the same period in 2007. The biggest driver for this increase was the establishment of a $10.9 million legal reserve for the previously noted settlement payments during 2008. Expenses unrelated to this litigation increased by $1.0 million over the prior year or 1.7%, consistent with increases in premiums.

Change in Deferred Policy Acquisition Costs

Health premiums are recognized as revenue when due, but certain expenses associated with the acquisition of new business, such as commissions, are incurred before premiums can be earned. In order to recognize profits over the life of the policy, the expenses are deferred as DAC and amortized over the life of the policy. Generally, we expect the change in DAC expense to continue to follow changes in the in-force block by policy duration.

The following table presents the components of change in DAC for the years ended December 31, 2009, 2008 and 2007 (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage

Acquisition cost capitalized	$16,729	$22,762	$18,735	$(6,033)	(26.5)	$4,027	21.5
Amortization of DAC	(21,746)	(27,785)	(24,509)	6,039	(21.7)	(3,276)	13.4
Total change in DAC	$(5,017)	$(5,023)	$(5,774)	$6	(0.1)	$751	(13.0)

The change in DAC expense remained flat in 2009 and had minimally decreased in 2008 from 2007.

From 2008 to 2009, the change in DAC was primarily driven by a reversal of acquisition costs previously capitalized and related amortization expense associated with the previously noted settlement payments.

The decrease in DAC from 2007 to 2008 was primarily attributed to an increase in acquisition costs capitalized which resulted from increased sales of our Medicare Supplement product. This was offset by an increase in amortization of DAC, which was mainly attributed to the aforementioned increase in acquisition costs capitalized.

As of December 31, 2009, the Health related DAC balances were $69.9 million compared to $74.9 million as of December 31, 2008. The $5.0 million decrease in DAC reflects a reversal of acquisition costs previously capitalized and related amortization expense associated with the previously noted settlement payments as well as a reduction in the acquisition costs capitalized due to the decline in new production of our Medicare Supplement and credit accident and health products.

Reinsurance

For the major medical business, we use reinsurance on an excess of loss basis. Our retention limit is $500,000 per claim on these types of policies. Certain amounts of stop-loss and other types of catastrophe health reinsurance programs are also reinsured. We manage these risks by reinsuring over 90% of the risk to highly rated reinsurance companies. We also maintain some reinsurance on a quota share basis for our long-term care and disability income business.

Reinsurance is also used in the credit accident and health business. In certain cases, and especially in the auto retail market, we may also reinsure the policy written with a dealer-owned (producer-owned) captive reinsurer. This arrangement allows the dealerships to also participate in the performance of these credit accident and health contracts.

At December 31, 2009, the companies where we have placed material amounts of reinsurance for the Health segment are shown in the table below (in thousands, except percentages):

	A.M. Best	Ceded	Percentage of
Reinsurer	Rating	Premiums	Total Gross Premium
Motors Insurance Corp.	A-	$ 45,574	10.4%
Munich American Reinsurance Company	A+	15,437	3.5%
Transatlantic Re	A	14,458	3.3%
United States Fire Insurance Company	A	10,336	2.4%
Maiden Re	A-	6,764	1.6%
Other reinsurers with no single company greater than 1% of the total		34,416	7.9%
Total health reinsurance ceded		$ 126,985	29.1%

Property and Casualty
Comparison of Years Ended December 31, 2009, 2008 and 2007

Property and Casualty business is written through our multiple line agents and Credit Insurance Division agents. Evaluation of our property and casualty insurance operations is based on the total underwriting results (net premiums earned less incurred losses and loss expenses, policy acquisition costs and other underwriting expenses) and the following ratios:

•	Loss and loss adjustment expense ratio (“loss ratio”), which is calculated by dividing policy benefits by net premiums earned;

•	Underwriting expense ratio (“expense ratio”), which is calculated by dividing all expenses related to the issuance of new and renewal policies by net premiums earned; and

•	Combined ratio, which is the sum of the loss ratio and the expense ratio.

A combined ratio under 100% generally indicates an underwriting profit, while a ratio greater than 100% indicates an underwriting loss. The combined ratio does not include net investment income, other income or federal income taxes.

Our Property and Casualty segment results for the periods indicated were as follows (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Revenues:
Net premiums written	$1,307,762	$1,184,686	$1,191,113	$123,076	10.4	$(6,427)	(0.5)
Net premiums earned	$1,159,509	$1,182,026	$1,177,217	$(22,517)	(1.9)	$4,809	0.4
Net investment income	66,175	69,348	75,041	(3,173)	(4.6)	(5,693)	(7.6)
Other income	7,064	8,973	8,623	(1,909)	(21.3)	350	4.1
Total premiums and other revenues	1,232,748	1,260,347	1,260,881	(27,599)	(2.2)	(534)	(0.0)

Benefits and expenses:
Policy benefits	923,064	939,854	818,230	(16,790)	(1.8)	121,624	14.9
Commissions	209,203	226,100	217,043	(16,897)	(7.5)	9,057	4.2
Other operating costs and expenses	124,266	132,601	110,705	(8,335)	(6.3)	21,896	19.8
Change in deferred policy acquisition costs	(8,151)	(9,669)	(7,639)	1,518	(15.7)	(2,030)	26.6
Total benefits and expenses	1,248,382	1,288,886	1,138,339	(40,504)	(3.1)	150,547	13.2

Income before other items and federal income taxes	$(15,634)	$(28,539)	$122,542	$12,905	(45.2)	$(151,081)	(123.3)

Loss ratio	79.6%	79.5%	69.5%	0.1		10.0
Underwriting expense ratio	28.1%	29.5%	27.2%	(1.4)		2.3
Combined ratio	107.7%	109.0%	96.7%	(1.3)		12.3

Effect of net catastrophe losses on combined ratio	7.8%	11.1%	2.7%	(3.3)		8.4

The Property and Casualty net loss improved in 2009 compared to 2008 due to a $40.5 million decrease in net catastrophe losses from those we experienced in 2008, partially offset by a $17.1 million increase in non-catastrophe related policy benefits and by a decrease in net premiums earned.

The near record level of catastrophe losses experienced in 2008 negatively impacted earnings compared to those in 2007. Hurricanes Gustav and Ike, along with the increased frequency of tornadoes and hailstorms in the Midwestern and Southeastern states, resulted in a $99.1 million increase in catastrophe losses, net of reinsurance, during 2008. Net loss for 2008 was also negatively impacted by a $21.9 million increase in other operating costs and expenses, largely due to litigation related costs.

Net Premiums Written and Earned

Net premiums written is a measure of the premiums charged for policies issued during a fiscal period. Property and casualty premiums are recognized as earned premiums proportionately over the contract period. The majority of our automobile policies have terms of six months to one year while our credit related property policies have terms of six months to five years, depending on the related loan period. All other policies, such as homeowners’ policies and the agribusiness product policies, have terms of twelve months. The portion of the premiums written applicable to the unexpired terms of the policies are recorded as unearned premiums on our consolidated balance sheet.

Net premiums written increased in 2009 compared to 2008 due to increases in our homeowner and credit related property insurance products. These increases were offset by decreases in our personal auto and workers’ compensation insurance products. These are discussed in further detail in the “Products” discussions below.

Net premiums written decreased in 2008 compared to 2007, reflecting a $27.0 million decrease in personal and commercial auto net premiums written. The decrease was due to high levels of competition in these lines, combined with a $5.6 million reinsurance reinstatement premium and higher overall reinsurance costs. The decreases in net premiums written were partially offset by a $17.4 million increase in credit insurance for 2008 compared to 2007.

We continue to take a disciplined approach to evaluating and pricing risks. Disciplined underwriting, which seeks to accept suitable risks only at a fair price, will result in underwriting profitability in the long-term. We expect total property and casualty net premiums written to remain stable or slightly decrease in 2010, as a result of targeted rate activity in personal and commercial auto and homeowners, offset by a resulting slight decrease in policy counts. We expect increased or flat growth of our credit-related insurance products as the recession-driven decline in new car sales and other consumer goods, and the continued tight credit environment to begin to ease and some stabilization to return during 2010.

Reinsurance costs increased slightly, 0.9%, for 2009 renewals as the cost of additional catastrophe reinsurance coverage purchased was offset by lower costs due to an increase in catastrophe reinsurance market capacity and the Company’s management of its catastrophe exposure. Refer to the discussion of our reinsurance program and the effect on the consolidated financial statements, under Part I, Item 1, Business.

Net premiums earned decreased in 2009 compared to 2008 as a result of a $16.7 million and a $5.3 million decrease in our personal auto and workers’ compensation insurance products, respectively. These are discussed in further detail in the “Products” discussions below.

Net premiums earned increased in 2008 compared to 2007 as a result of a 2007 reduction of $11.2 million relating to the increase in our estimate of retrospective premium adjustments payable on auto and homeowner policies with no reported losses for three years. Excluding the effect of this adjustment, earned premium decreased $6.4 million, primarily due to decreases in personal and commercial auto net premiums written for the year ended December 31, 2008 and a $5.6 million reinsurance reinstatement premium due to catastrophe activity in 2008.

Net Investment Income

Net investment income continued to decrease in 2009 as compared to 2008, as it did in 2008 as compared to 2007. This decrease is due to the increasing amount of cash in our portfolio each year due to a lack of appropriate long-term investment opportunities.

Policy Benefits

Policy benefits include loss and loss adjustment expenses incurred on property and casualty policies.

The loss ratio for 2009 remained relatively unchanged from 2008, due to increases in claims in personal auto, workers’ compensation and credit insurance products, offset by the decrease in net catastrophe experience. These are discussed in further detail in the “Products” discussion below. The increase in loss ratio for 2008 as compared to 2007 was due to the significant level of net catastrophe losses during 2008, particularly compared to the low level of losses in 2007. 2008 was a busy year for natural catastrophes in the United States compared to 2007, which was relatively mild.

For the year ended December 31, 2009, gross catastrophe losses decreased to $80.9 million, compared to $191.6 million and $32.4 million for the years ended December 31, 2008 and 2007, respectively. Estimated reinsurance recoveries on all catastrophe losses were ($9.4) million for the year-end December 31, 2009 and $60.8 million for the year ended December 31, 2008. There were no material reinsurance recoveries on catastrophe losses for the year ended December 31, 2007.

The negative amount of estimated reinsurance recoverables for 2009 arise mainly from a decrease in the ultimate gross loss estimates for Hurricanes Ike and Gustav at December 31, 2009 compared to December 31, 2008. These 2008 hurricanes produced losses, which are recoverable under our reinsurance program, and a decrease in the ultimate gross loss estimates resulted in a decrease in estimated reinsurance recoverables as well.

Net catastrophe losses contributed to a 7.8% increase and an 11.1% increase in the combined ratio during 2009 and 2008, respectively, compared to only a 2.7% increase in 2007. The property losses as a result of catastrophes are a part of the normal variability in this segment and are the result of differences in both the frequency and severity of catastrophic events. We continue to evaluate and manage our aggregate catastrophe risk exposures, and manage our risk with targeted rate activity and purchasing additional reinsurance coverage where we believe it is cost efficient to do so.

        Over the last five years, we have suffered our worst three catastrophe years in our history. These years include hurricanes Katrina and Rita in 2005, Ike and Gustav in 2008 along with record Midwest storms in 2008 and an abnormally high number of Midwest storms in 2009 particularly impacting Colorado and Oklahoma, which are some of our larger states. A number of actions have been taken to reduce our exposure to catastrophic losses such as reducing coastal exposure, increased spread of risk and lower reinsurance retentions for our 2010 program. Implementation of these actions are expected to result in substantially improved results even if the high catastrophe losses of 2005, 2008, or 2009 were to repeat.

Commissions and Change in Deferred Policy Acquisition Costs

Commissions decreased in 2009 compared to 2008 as the result of a $9.6 million decrease in credit related insurance commissions due to a shift in our credit insurance products towards those with lower commission structures. Commissions on personal and commercial auto policies also decreased compared to the same period in 2008 due to reductions in net premiums earned in these lines as well as an overall decrease in bonuses.

Commissions increased in 2008 compared to 2007 as the result of a $9.5 million increase in credit related insurance commissions due to an increase in net premiums earned, attributable to the growth of our credit-related property products, which generally have a higher commission rate than our other products. This increase was partially offset by lower commissions on personal and commercial auto policies, which reported lower net premiums earned in 2008 compared to 2007.

The decrease in deferred policy acquisition costs was less in 2009 compared to 2008 due to the decrease in commissions noted above during the period, and was larger in 2008 compared to 2007 due to the increase in commissions during 2008. A positive change in DAC represents a reduction to DAC and a decrease in expenses being deferred for the period, while a negative change represents an increase to DAC as a result of an increase in expenses for the period.

Other Operating Costs and Expenses

Other operating costs and expenses decreased for the year ended December 31, 2009 compared to the same period in 2008. The decrease was due to the Farm Bureau lawsuit resulting in a one-time accrual of $7.4 million in expenses during the third quarter of 2008. For additional information on this lawsuit, refer to our Commitments and Contingencies footnote within the Notes to the Consolidated Financial Statements in Item 8 “Financial Statements and Supplementary Data.”

The increase at year end December 31, 2008 compared to the same period in 2007 was also a result of litigation related costs primarily in connection to the lawsuit noted above, as well as increased salary costs of $4.3 million, allocated pension costs of $2.5 million, and increased professional services fees of $2.2 million related to preparing for compliance with SEC and Sarbanes-Oxley requirements.

Products

Our Property and Casualty segment consists of three product lines: (i) Personal Lines products, which we market primarily to individuals representing 54.6% of net premiums written, (ii) Commercial Lines products, which focus primarily on businesses engaged in agricultural and other targeted markets representing 24.2% of net premiums written, and (iii) Credit related property insurance products which are marketed to financial institutions and retailers and representing 21.2% of net premiums written. Segment results by product for the periods indicated (in thousands, except percentages) were as follows:

Product Discussion – Personal Products

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Net premiums written
Auto	$456,960	$462,545	$484,310	$(5,585)	(1.2)	$(21,765)	(4.5)
Homeowner	217,963	203,516	207,093	14,447	7.1	(3,577)	(1.7)
Other Personal	38,815	34,610	30,452	4,205	12.1	4,158	13.7
Total net premiums written	713,738	700,671	721,855	13,067	1.9	(21,184)	(2.9)

Net premiums earned
Auto	452,754	469,425	479,722	(16,671)	(3.6)	(10,297)	(2.1)
Homeowner	208,558	205,764	199,126	2,794	1.4	6,638	3.3
Other Personal	37,283	31,990	30,241	5,293	16.5	1,749	5.8
Total net premiums earned	$698,595	$707,179	$709,089	$(8,584)	(1.2)	$(1,910)	(0.3)

Loss ratio
Auto	83.9%	78.0%	76.0%	5.9		2.0
Homeowner	100.6%	111.0%	68.4%	(10.4)		42.6
Other Personal	44.9%	87.7%	84.4%	(42.8)		3.3
Personal line loss ratio	86.8%	88.1%	74..2%	(1.3)		13.9

Combined Ratio
Auto	104.9%	101.6%	97.3%	3.3		4.3
Homeowner	122.8%	138.0%	94.2%	(15.2)		43.8
Other Personal	51.3%	110.1%	90.5%	(58.8)		19.6
Personal line combined ratio	107.4%	112.6%	96.1%	(5.2)		16.5

Personal Automobile: We continued to see reductions in our personal automobile premium rates due to a highly competitive marketplace during the first half of 2009. Net premiums earned decreased in 2009 compared to 2008, and during 2008 compared to 2007 despite flat policy counts during these periods. We implemented premium rate increases during the second half of 2009, and expect to see downward pricing pressures continue to ease as 2010 progresses. We will continue to concentrate on our strategy of improving profitability through disciplined underwriting and targeted rate activity.

A portion of the decrease in net premiums earned during 2009 was due to an internal review of our methodology for establishing reserves for our “Cashback” program, which refunds a portion of premiums paid on homeowners and auto policies within certain product lines and certain states. This resulted in a $4.6 million decrease during the second quarter of 2009.

The loss ratio has steadily increased since 2007 primarily due to an increase in the severity of claims each year coupled with the continued decline of net premiums earned. In recent years, we have experienced a decrease in loss frequency offset by a significant increase in loss severity. The increase in loss severity is due to increased bodily injury claims, increased litigation costs and increased property damage liabilities.

The combined ratios for 2009 (projected), 2008 and 2007 are comparable to the industry average for the same periods of 99.3%, 100.3%, and 98.3%, respectively, per A.M. Best’s is “U.S. Property/Casualty-Review and Preview”. Our 2009-combined ratio was slightly above average due to our decline in net premiums earned outpacing the industry average.

Homeowners: Net premiums earned have continued to increase slightly since 2007 due to rate increases across the entirety of this product line, as well as increases in policyholder-insured values as replacement and repair costs continue to increase even amidst declining home values. During the same period, this increase in premiums was offset by policy count decreasing by approximately 2.0% each year.

Policy benefits and the loss ratio decreased in 2009 compared to 2008 due to the $40.5 million decrease in catastrophe experience from the prior year and a decline in loss reserves of $17.8 million, offset by a decrease in reinsurance ceded losses from $35.8 million in 2008 to $0.2 million in 2009.

The significant increase in policy benefits and the loss ratio for 2008 compared to 2007 was due to the record level of catastrophe losses. Gross catastrophe losses for 2008 were $191.6 million, of which $132.9 million was attributable to homeowners’ claims from 2008 catastrophe occurrences, compared to $63.4 million for 2009 and $22.5 million for 2007. Estimated reinsurance recoveries on all catastrophe losses were $60.8 million for 2008, with no material recoveries for 2009 or 2007.

Prudent actions to generate profitable premium growth and reduce earnings volatility will continue. Evaluation and managing our risk with targeted rate activity will continue along with purchasing additional reinsurance coverage where we believe it is cost efficient to do so. We will continue to replace lost in-force policies with new business and increase insured values for our in-force book as necessary. However, we also expect the continued low level of new home sales and the economic recession to negatively impact premium growth, as consumers increase deductibles and reduce coverages to lower insurance costs.

The expense ratio decreased in 2009 due to the litigation expense noted in the “Other Operating Costs and Expenses” discussion above, combined with a greater amount of expenses being deferred through our updated deferral estimates. The increase in 2008 from 2007 was primarily a result of the litigation expense and modest increases in staffing levels.

The combined ratios for 2009 (projected), 2008 and 2007 are comparable to the industry-combined ratios per A.M. Best of 105.5% (projected), 117.0%, and 95.7%, respectively. Our combined ratio was negatively impacted in 2009 and 2008 due to our concentration of business in the Midwest, which experienced increased catastrophe losses, resulting in a combined ratio 17.3% and 21.0% above the industry average, respectively. Conversely, our combined ratio benefited from our geographic concentration and the unusually low level of catastrophe losses in 2007, resulting in a combined ratio below the industry average.

Other Personal: The other personal product line is comprised primarily of watercraft, rental-owner and umbrella coverages for individuals seeking to protect their personal property. While historically this was not a significant piece of our personal insurance business, we continue to see promising growth in premium counts and operating results as our agents continue to increase our business with our current customers.

Net premiums earned increased significantly in 2009 after a slight increase in 2008 due to increasing numbers of policy counts each year in addition to increases in policy premiums. The loss ratio decreased significantly during 2009 as a result of the increasing net premiums as well as a decrease in claim frequency.

The combined ratio fell in 2009 due to the increase in premiums and decrease in catastrophe experience from 2008. The increase in 2008 compared to 2007 was also due to the significant catastrophe experience in 2008. Segment results by product for the periods indicated (in thousands, except percentages) were as follows:

Product Discussion – Commercial Products

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Net premiums written
Agribusiness	$101,074	$101,243	$93,664	$(169)	(0.2)	$7,579	8.1
Auto	88,642	95,155	100,397	(6,513)	(6.8)	(5,242)	(5.2)
Other Commercial	127,291	139,266	144,281	(11,975)	(8.6)	(5,015)	(3.5)
Total net premiums written	317,007	335,664	338,342	(18,657)	(5.6)	(2,678)	(0.8)

Net premiums earned
Agribusiness	105,921	105,230	95,402	691	0.7	9,828	10.3
Auto	91,074	96,574	96,232	(5,500)	(5.7)	342	0.4
Other Commercial	125,855	137,971	139,051	(12,116)	(8.8)	(1,080)	(0.8)
Total net premiums earned	$322,850	$339,775	$330,685	$(16,925)	(5.0)	$9,090	2.7

Loss ratio
Agribusiness	90.1%	87.5%	71.9%	2.6		15.6
Auto	74.3%	76.3%	75.6%	(2.0)		0.7
Other Commercial	76.9%	71.2%	61.0%	5.7		10.2
Commercial line loss ratio	80.5%	77.7%	68.4%	2.8		9.3

Combined ratio
Agribusiness	126.8%	117.7%	105.1%	9.1		12.6
Auto	96.9%	99.3%	99.8%	(2.4)		(0.5)
Other Commercial	106.4%	95.8%	86.3%	10.6		9.5
Commercial line combined ratio	110.4%	103.6%	95.6%	6.8		8.0

Agribusiness Product: Our agribusiness product allows policyholders to customize and combine their coverage for residential and household contents, buildings and building contents, farm personal property and liability. Net premiums earned remained flat in 2009 compared to 2008, while 2008 increased over 2007. The increase in 2008 was primarily the result of rate increases initiated during 2007 that were fully earned in 2008 and remained in effect in 2009.

The loss ratio has been steadily increasing since 2007, as a result of storm and weather related losses. We expect variability in this line, which is sensitive to the frequency and severity of storm and weather related losses, and expect the loss ratio to normalize in 2010.

The combined ratio has been steadily increasing as premiums in this product have not decreased as it has in some of the other products and it is becoming a larger portion of our business, which results in more costs being allocated to it.

Commercial Automobile: While we continue to focus on strengthening underwriting and improving pricing, renewal prices continued to decrease in 2009 compared to 2008 and 2007, resulting in downward pressure on net premiums written and earned. Net premium earned decreased slightly in 2009 as rate decreases initiated in 2008 continue to be realized. We expect this downward trend to level off during 2010, and begin to reverse in the second half of 2010 as newly implemented rate increases begin to take effect.

The decrease in the loss ratio during 2009 reflects our disciplined underwriting and focus on appropriate risks at a fair price, offset by the decrease in net premiums earned. The minimal increase in 2008 was the result of a slight increase in storm and weather related claims in 2008, compared to the relatively low number in 2007.

The combined ratios for 2009 (projected), 2008 and 2007 are comparable to the industry average for the same periods of 97.0%, 96.8% and 94.2%, respectively, per A.M. Best.

Other Commercial: Net earned premiums have been decreasing since 2007, as a result of our workers’ compensation product and small business coverages continuing to decline in the current economic environment. Premiums for our workers’ compensation product are tied to company payrolls, which have been steadily decreasing since the middle of 2007 as unemployment continued to rise. Our small business coverages continue to lose policies as customers go out of business, as well as a lowering premium per policy as businesses reduce coverages and increase deductibles in an effort to cut costs.

The loss ratio has been steadily increasing during this period due to the change in premiums noted above in addition to the resultant higher claims as payrolls continued to contract. We expect some stabilization to return to the economy in 2010. The combined ratio has continued to increase due to the decline in premiums.

Product Discussion – Credit Products

Credit related property insurance products are offered on automobiles, furniture, and appliances in connection with the financing of those items. The policies pay an amount if the insured property is lost or damaged and is not directly related to an event affecting the consumer’s ability to pay the debt. The primary distribution channel for credit related property insurance is general agents who market to auto dealers, furniture stores and financial institutions.

Net premiums earned increased to $138.1 million in 2009 after falling slightly in 2008 to $135.1 million due to increasing furniture and appliance business, while automobile products sales continue to remain low due to lower auto sales, a trend which began at the end of 2007 when net premiums earned was $137.4 million. However, as credit standards remain tight, we expect to write higher quality business and to add new business partners as the economy shows signs of recovery. In the current economic environment, we expect our collateral protection product to continue to grow until the economy begins to recover, at which time we expect the sales of our Guaranteed Auto Protection (“GAP”) products to increase as credit begins to normalize and new vehicle sales rebound.

The increase in the loss ratio in 2009 is attributable to an increase in frequency and severity of GAP claims during 2009 as compared to the same period in 2008 from 39.3% to 41.1%, due to policy benefits in this line increasing 61.7% to $14.0 million. Slowing auto sales have driven down the replacement values of most vehicles, thus creating a larger difference between a vehicle’s value and its indebtedness.

The decrease in the loss ratio from 47.9% in 2007 to 2008 was the result of a large amount of claims in a discontinued product during 2007, resulting in a 63.4% decrease in premiums during the same year driving up the loss ratio.

The decrease in the combined ratio of 102.7% in 2009 mainly reflects a legal accrual in 2008 when the combined ratio was 104.2% and a decrease in commission expense relative to earned premium. This is attributable to a shift in product mix during 2009 out of the higher commission structured products. The increase in the combined ratio in 2008 from 102.2% during 2007 was primarily the result of the aforementioned legal accrual.

Property and Casualty Reinsurance

We reinsure a portion of the risks that we underwrite to manage our loss exposure and protect capital resources. In return for a premium, reinsurers assume a portion of the losses and loss adjustment expense incurred. Amounts not reinsured are known as retention. We primarily use three types of reinsurance to manage our loss exposures:

•	Treaty reinsurance, in which certain types of policies are automatically reinsured without the need for approval by the reinsurer of the individual risks;

•
Facultative reinsurance, in which individual insurance policy or a specific risk is reinsured with the prior approval of the reinsurer. Facultative reinsurance is purchased for risks which fall outside the treaty reinsurance; and

•
Excess of loss treaty reinsurance, where the reinsurer indemnifies us against all, or a specified portion, of losses and loss adjustment expense incurred in excess of a specified retention or attachment point, and up to the contract limit.

In addition to treaty and facultative reinsurance, we are partially protected by the Terrorism Risk Insurance Act of 2002, which was modified and extended through December 31, 2014 via the Terrorism Risk Insurance Program Reauthorization Act of 2007.

Our surplus has allowed us to increase retentions in recent years. Our retention for each loss increased to $1.0 million in 2006 where it remained to 2009. Our catastrophe reinsurance retention has also increased, from $25.0 million in 2006 and 2007 to $40.0 million in 2008 and 2009. However, in order to manage our risk exposure, we purchased additional catastrophe reinsurance coverage for Louisiana, Texas, and the Northeast, effectively lowering our retention in these states.

The property catastrophe reinsurance limit has increased substantially, to $500.0 million in 2008 where it remained for 2009. The most significant increases in catastrophe reinsurance limit occurred after Hurricane Katrina.

A “top and drop” cover was purchased in 2008 and 2009 to provide an additional $20.0 million of coverage above the corporate catastrophe program for a total of $520.0 million per event, or it can be used to address frequency of events by providing protection for $20.0 million of losses above a $20.0 million retention after a $20.0 million annual aggregate deductible has been met. The top and drop cover in combination with the corporate catastrophe reinsurance program results in a $40.0 million retention for the first event and a $20.0 million retention for the second event in 2008 and 2009.

The Company also purchased an additional $125.0 million of protection for earthquake losses in the territorial limits of the United States, excluding California, thereby increasing our earthquake coverage to $645.0 million in 2008 and 2009.

Our reinsurance programs use multiple reinsurers in a pool arrangement with each reinsurer absorbing part of the overall risk ceded. The primary reinsurers in the pools and the amount of coverage each provides is shown in the following table:

		Percent of Risk Covered
Reinsurer	AM Best Rating	Non-catastrophe	Catastrophe Coverage

Lloyd's Syndicates	A	20.6%	50.1%
Hannover Re	A	38.5%	1.6%
Munich Re America	A+	17.7%	2.2%
Platinum Re	A	12.1%	0.2%
Catlin Insurance Co	A	4.5%	4.7%
Transatlantic QBE Reinsurance	A	2.4%	0.4%
Swiss Re America	A	2.2%	0.0%
Amlin Bermuda Ltd	A	2.0%	3.7%
Tokio Millenium Re Ltd	A+	0.0%	6.2%
Sompco Japan Insurance, Inc	A+	0.0%	3.7%
Scor Re	A-	0.0%	3.4%
Flagstone Reassurance Suisse SA	A-	0.0%	2.6%
Munchener Ruckversicherungs-Gesellschaft	A+	0.0%	2.9%
Partner Re, Bermuda	A+	0.0%	2.0%
Other reinsurers with no single company
greater than 2% of the total		0.0%	16.3%
Total reinsurance coverage		100.0%	100.0%

Our credit related property insurance products do not employ reinsurance to manage catastrophe loss exposure, and we do not consider their reinsurers for risks other than catastrophes significant to our business.

Prior Period Reserve Development

The table below shows the development of our loss and loss adjustment expense reserves. The table does not present individual accident or policy year development data.

The top line shows our original reserves, net of reinsurance recoverable, for each of the indicated years. The table then shows the cumulative net paid loss and loss adjustment expense as of successive years. The table also shows the re-estimated amount of previously recorded reserves based on experience as of the end of each succeeding year. The cumulative deficiency or redundancy represents the aggregate change in the estimates over all prior years. Conditions and trends that affected development of liabilities in the past may not necessarily occur in the future. Accordingly, it may be inappropriate to anticipate future redundancies or deficiencies based on historical experience.

While we believe that our loss reserves at December 31, 2009 are adequate, new information, events or circumstances, unknown at the original valuation date, may lead to future developments in our ultimate losses significantly greater or less than the reserves currently provided. The actual final cost of settling both claims outstanding at December 31, 2009 and claims expected to arise from unexpired period of risk is uncertain. There are many other factors that would cause our reserves to increase or decrease, which include but are not limited to: changes in claim severity; changes in the expected level of reported claims; judicial action changing the scope and/or liability of coverage; changes in the regulatory, social and economic environment; and unexpected changes in loss inflation. The deficiency/(redundancy) for different balance sheet dates is cumulative and should not be added together.

	Loss Development Table
	Property and Casualty Loss and Loss Adjustment Expense Liability Development-Net of Reinsurance
	For the Years Ended December 31,

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Liability for unpaid losses and
loss adjustment expenses, net
of reinsurance
(includes loss reserves, IBNR,
allocated and unalloc expense)	331,431	384,191	425,129	490,215	590,365	678,379	796,267	801,953	809,500	847,860	856,658

Cumulative paid losses and
loss expenses
One year later	161,942	192,167	228,699	233,074	256,386	274,810	366,007	296,620	318,944	345,346
Two years later	236,136	280,667	322,112	338,459	377,139	405,748	506,463	453,042	477,958
Three years later	280,004	323,685	370,179	399,651	445,702	479,410	590,643	544,100
Four years later	297,942	345,507	396,758	429,408	479,524	518,972	640,003
Five years later	306,853	356,119	407,212	443,161	498,349	541,627
Six years later	311,746	362,307	412,004	452,256	509,521
Seven years later	314,097	365,331	416,207	457,972
Eight years later	315,750	367,326	420,045
Nine years later	317,270	369,963
Ten years later	318,474

Liabilites re-estimated
One year later	330,858	368,951	432,028	488,595	564,287	638,910	770,238	711,880	766,882	798,583
Two years later	323,422	372,991	435,574	488,455	564,485	617,374	737,341	713,339	733,361
Three years later	324,838	376,776	441,564	490,717	553,163	596,242	739,825	680,900
Four years later	323,853	379,498	441,309	482,799	538,459	596,754	714,995
Five years later	324,878	379,318	435,796	476,615	542,429	585,370
Six years later	326,786	380,050	432,953	478,201	534,287
Seven years later	326,798	379,270	433,990	472,502
Eight years later	326,345	380,082	430,722
Nine years later	327,685	378,611
Ten years later	326,128

Deficiency(redundancy), net
of reinsurance	(5,303)	(5,580)	5,593	(17,713)	(56,078)	(93,009)	(81,272)	(121,053)	(76,139)	(49,277)

	Property and Casualty Loss and Loss Adjustment Expense Liability Development-Gross
	For the Years Ended December 31,

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Net reserve, as initially estimated	331,431	384,191	425,129	490,215	590,365	678,379	796,267	801,953	809,500	847,860	856,658

Reinsurance and other recoverables
as initially estimated	35,677	47,162	65,327	61,077	61,600	80,526	86,186	86,898	79,071	109,518	70,837
Gross reserve as initially estimated	366,943	431,075	490,103	550,022	646,397	750,454	869,781	875,436	875,963	945,810	916,990

Net re-estimated reserve	326,128	378,611	430,722	472,502	534,287	585,370	714,995	680,900	733,361	798,583
Re-estimated and other reinsurance
recoverables	67,765	82,797	80,232	83,520	86,245	84,763	494,020	93,619	71,972	102,963
Gross re-estimated reserve	393,893	461,408	510,954	556,022	620,532	670,133	1,209,015	774,519	805,333	901,546

Deficiency(redundancy), gross
of reinsurance	26,950	30,333	20,851	6,000	(25,865)	(80,321)	339,234	(100,917)	(70,630)	(44,264)

For 2009, the net favorable prior year loss and loss adjustment expense development was $49.2 million, compared to approximately $42.6 million of net favorable prior year loss and loss adjustment expense development for 2008, as a result of better than expected paid and incurred loss emergence across several lines of business.

The current year loss ratio is a blend of the current accident year loss ratio and the impact of favorable or adverse development on prior accident years during the current calendar year. Excluding the 4.2% impact of favorable prior year loss development for accident years 2008 and prior, the 2009 loss ratio would have been 83.8%. Excluding the 3.6% impact of favorable prior year loss development for accident years 2007 and prior, the 2008 loss ratio would have been 83.1%.

Net favorable reserve development in each of the last two years was primarily generated from the personal auto, commercial auto and commercial multi-peril lines. The favorable development reflects the recognition of better than expected loss emergence rather than explicit changes to our actuarial assumptions. The homeowners’ line experienced moderate reserve deterioration related to the continuing settlement of Hurricane Katrina claims.

For additional information regarding losses and loss expenses, refer to Item 8, Note 8 to the Annual Consolidated Financial Statements and Financial Condition and Results of Operations section.

For year-end 2005, the $339.2 million deficiency gross of reinsurance was primarily the result of our participation in the National Flood Insurance Program as administered by the Federal Emergency Management Agency. As these losses are 100% reimbursed by the federal government, they do not impact our net reserve calculations or our net loss development patterns. The National Flood Insurance Program had paid losses of $390.0 million for the year ended December 31, 2005 because of the 2005 hurricanes, specifically Hurricane Katrina. Since reserves are not set up for the National Flood Insurance Program, any payments made subsequent to year-end will appear as adverse development on a gross basis. If the flood losses were removed from the gross data, the $339.2 million deficiency would have been a $50.8 million redundancy, gross of reinsurance.

Corporate and Other
Comparison of Years Ended December 31, 2009, 2008 and 2007

Corporate and Other primarily includes the capital not allocated to support our insurance business segments. Our excess capital and surplus is invested and managed by internal investment staff. Investments include publicly traded equities, real estate, mortgage loans, high-yield bonds, venture capital partnerships, mineral interests and tax-advantaged instruments. See the Investments section of the MD&A for a more detailed discussion of our investments.

Segment financial results for the periods indicated were as follows (in thousands, except percentages):

	Years Ended December 31,			Change Over Prior Years
	2009	2008	2007	2009		2008
				amount	percentage	amount	percentage
Revenues:
Net investment income	$86,292	$109,597	$127,519	$(23,305)	(21.3)	$(17,922)	(14.1)
Gain/(loss) from investments, net	(75,697)	(379,709)	41,027	304,012	(80.1)	(420,736)	(1,025.5)
Other Income	15,547	18,505	21,241	(2,958)	(16.0)	(2,736)	(12.9)
Total revenues	26,142	(251,607)	189,787	277,749	(110.4)	(441,394)	(232.6)

Benefits and expenses:
Other operating costs and expenses	54,709	37,839	61,069	16,870	44.6	(23,230)	(38.0)
Total benefits and expenses	54,709	37,839	61,069	16,870	44.6	(23,230)	(38.0)

Income (loss) before other items and federal income taxes	$(28,567)	$(289,446)	$128,718	$260,879	(90.1)	$(418,164)	(324.9)

Income (loss) before other items and federal income taxes increased $260.9 million, from a loss of $289.4 million for 2008 to a loss of $28.6 million for 2009. We recorded $98.9 million of other-than-temporary impairments in 2009, $367.0 million and $7.2 million in 2008 and 2007, respectively. The other-than-temporary impairments are recorded in the “Gain (Loss) from investments, net” line.

In accordance with our segment allocation process, all realized gains and losses, except those on derivatives, are allocated to the Corporate and Other segment. The Corporate and Other segment is compensated for the risk it assumes for realized losses through a monthly charge to the insurance segments that reduces the amount of investment income allocated to those segments. Since other-than-temporary impairments are recorded as realized losses, they are accordingly, allocated to the Corporate and Other segment.

Discontinued Operations

On December 4, 2008, we sold our life insurance business in Mexico, American National de Mexico, Compania de Seguros de Vida, S.A. de C.V., along with non-insurance affiliates Servicios de Administracion American National S.A. de C.V. and American National Promotora de Ventas S.A. de C.V. to a third party for approximately $2.4 million. These operations were established in 1999 and reported losses in all years since inception. Management chose to sell these operations to prevent a continued negative impact on consolidated results of operations. See further detail regarding the discontinued operations disclosed in Note 17 to the Consolidated Financial Statements.

Liquidity

Liquidity is a measure of our ability to generate sufficient cash flows to meet the short-term and long-term cash requirements of our business operations. We meet our liquidity requirements primarily through positive cash flows from our insurance operations and investments. Premium deposits and annuity considerations, other policy revenue, investment income and investment maturities and prepayments are the primary sources of funds. Primary uses of funds are investment purchases, dividends, claims and payments to policyholders and contract holders in connection with surrenders, withdrawals and loans, as well as operating expenses (in thousands).

	Years Ended December 31,
	2009	2008	2007
Net cash provided by (used in):
Operating activities	$491,390	$171,681	$462,913
Investing activities	(1,352,613)	(690,441)	(436,670)
Financing activities	956,610	450,787	(107,051)
Net increase (decrease) in cash	$95,387	$(67,973)	$(80,808)

Comparison of Years Ended December 31, 2009, 2008 and 2007

Our cash and short-term investment position at December 31, 2009 was $798.3 million, an increase from $361.3 million for 2008. The $437.0 million increase in cash and short-term investments relates primarily to increases in commercial paper and other short-term investments in the current interest rate environment to ensure liquidity. This was partially offset by the increase in claim payments in 2009 compared to 2008.

Cash flows from operating activities increased $319.7 million from 2008 to 2009. This was primarily due to the increase in net income from the net loss we recorded in 2008, in addition to the decrease in receivables during the year. This increase was partially offset by the related change in our tax position. The increased deposits from annuity sales are recorded as part of the cash flows from financing activities in accordance with U.S. GAAP rules. As such, they are not reflected in the cash flows from operating activities. Cash flows from operating activities decreased $291.2 million from 2007 to 2008 due to lower cash flows from premiums, coupled with increased claim experience due to catastrophe activity.

Cash flows used in investing activities increased $662.2 million from 2008 to 2009 and increased $253.8 million from 2007 to 2008. The change in net cash used in 2009 and 2008 was primarily due to increased investments in fixed income securities, real estate, and mortgage loans than each previous year. Total sales of all asset classes rebounded in 2009 from their significantly lower levels in 2008 due to markets improving from the depressed market prices from 2008. In 2007, more available-for-sale bond maturities occurred than in 2008, resulting in decreased cash received from maturities year over year.

Cash flows from financing activities increased $505.8 million from 2008 to 2009, and $557.8 million from 2007 to 2008 resulting from net increases in annuity sales and a decrease in policyholders’ withdrawals during both years compared to the previous one. Refer to the Results of Operations – Annuity for further discussion.

We were committed at December 31, 2009 to purchase, expand or improve real estate, to fund mortgage loans and to purchase other invested assets in the amount of $240.4 million, compared to $203.7 million for 2008. The expansion of real estate investments and mortgage loans in 2009 has been robust compared to 2008 due to improvement in available yields and growing opportunities.

In the normal course of business, we guarantee bank loans for customers of a third-party marketing operation. The customers, through the use of a trust, use the bank loans to fund premium payments of life insurance policies. These bank loans enable individuals with substantial illiquid wealth to finance their life insurance premiums using the cash value of the policies as security for the loans. In the case of a default on the bank loan, we would be obligated to pay off the loan. The total amounts of guarantees outstanding for 2009 and 2008 was approximately $206.5 million, while the total cash values of the related life insurance policies were $211.8 million for 2009 and $212.0 million for 2008.

We expect that our future liquidity needs will be adequately met from all of the above sources. Given our historical cash flows and current financial results, we believe that the cash flow from our operating activities over the next year will provide sufficient liquidity for our operations and will provide sufficient funds to enable us to make dividend and other payments as needed to support our operations.

Capital Resources

Our capital resources at December 31, 2009, 2008 and 2007 consisted of American National stockholders’ equity summarized as follows (in thousands):

	Years Ended December 31,
	2009	2008	2007

American National stockholders' equity, excluding accumulated
other comprehensive income (loss), net of tax ("AOCI")	$ 3,342,805	$ 3,355,004	$ 3,590,812
AOCI	117,649	(221,148)	145,972
Total American National stockholders' equity	$ 3,460,454	$ 3,133,856	$ 3,736,784

Comparison of Years Ended December 31, 2009, 2008 and 2007

We have notes payable on our consolidated statements of financial position that are not part of our capital resources. These notes payable represent amounts borrowed by real estate joint ventures that we are required to consolidate into our results in accordance with accounting rules. The lenders for the notes payable have no recourse to us in the event of default by the joint ventures. Therefore, the only amount of liability we have for these notes payable is limited to our investment in the respective affiliate, which totaled $33.3 million at December 31, 2009.

Total stockholders’ equity in 2009 increased $326.6 million primarily due to the $383.1 million change in net unrealized gains on marketable securities as a result of improving financial markets, combined with $15.6 million in net income, offset by $82.5 million in dividends paid to stockholders. The decrease in stockholders’ equity from 2007 to 2008 is comprised of the total net loss of $154.0 million, $331.8 million in net unrealized losses related to marketable securities and $82.7 million in dividends paid to stockholders.

Statutory Surplus and Risk-based Capital

Statutory surplus represents the capital of our insurance companies reported in accordance with accounting practices prescribed or permitted by the applicable state insurance departments. State laws specify regulatory actions if an insurer’s risk-based capital (“RBC”), a measure of an insurer’s solvency, falls below certain levels. The NAIC has a standard formula for annually assessing RBC. The formulas identify companies that are undercapitalized.

The RBC formula for life companies establishes capital requirements relating to insurance, business, asset and interest rate risks, and effective for 2005 it addresses the equity, interest rate and expense recovery risks associated with variable annuities and group annuities that contain death benefits or certain living benefits.

RBC is calculated for property and casualty companies after adjusting capital for certain underwriting, asset, credit and off-balance sheet risks. The achievement of long-term growth will require growth in the statutory capital of our insurance subsidiaries to roll up into the consolidated entity. Our subsidiaries may secure additional statutory capital through various sources, such as retained statutory earnings or equity contributions from us. As of December 31, 2009, the levels of our and our insurance subsidiaries’ surplus and risk-based capital exceeded the NAIC’s minimum RBC requirements.

Contractual Obligations

The following table summarizes our contractual obligations as of December 31, 2009 (in thousands):

	Payments Due by Period
		Less than			More than
	Total	1 year	1-3 years	3-5 years	5 years

Life insurance obligations(1)	$5,527,844	$45,495	$139,286	$298,513	$5,044,550
Annuity obligations(1)	10,969,319	1,341,183	3,945,324	2,528,519	3,154,293
Property and casualty insurance obligations(2)	1,003,143	454,763	379,362	111,537	57,481
Accident and health insurance obligations(3)	159,789	92,449	25,360	10,274	31,706
Purchase obligations:
Commitments to purchase and fund investments(4)	50,520	28,281	16,491	2,767	2,981
Mortgage loan commitments(5)	192,294	192,294	-	-	-
Operating leases(6)	4,124	562	1,824	1,360	378
Defined benefit pension plans(7)	147,050	10,183	17,965	18,482	100,420
Total	$18,054,083	$2,165,210	$4,525,612	$2,971,452	$8,391,809

(1)
Life and annuity obligations include estimated claim, benefit, surrender and commission obligations offset by expected future premiums and deposits on in-force insurance policies and contracts. All amounts are gross of reinsurance. Estimated claim, benefit and surrender obligations are based on mortality and lapse assumptions that are comparable with historical experience. Estimated payments on interest-sensitive life and annuity obligations include interest credited to those products. The interest crediting rates are derived by deducting current product spreads from a constant investment yield. The obligations shown in the table have not been discounted at present value. As a result, the estimated obligations for insurance liabilities included in the table exceed the liabilities recorded in reserves for future policy benefits and the liability for policy and contract claims. Due to the significance of the assumptions used, the amounts presented could materially differ from actual results. Separate account obligations have not been included since those obligations are not part of the general account obligations and will be funded by cash flows from separate account assets. The general account obligations for insurance liabilities will be funded by cash flows from general account assets and future premiums and deposits. Participating policyholder dividends payable consists of liabilities related to dividends payable in the following calendar year on participating policies. As such, the contractual obligation related to participating policyholder dividends payable is presented in the table above in the less than one-year category at the amount of the liability presented in the consolidated balance sheet. All estimated cash payments represented in the table above are undiscounted as to interest, net of estimated future premiums on policies currently in-force and gross of any reinsurance recoverable. Estimated future premiums on participating policies currently in-force are net of future policyholder dividends payable. Future policyholder dividends, the participating policyholder share obligation on the consolidated balance sheet, represents the accumulated net income from participating policies and a pro-rata portion of unrealized investment gains (losses), net of tax, reserved for payment to such policyholders as policyholder dividends. Because of the nature of the participating policyholder obligation, the exact timing and amount of the ultimate participating policyholder obligation is subject to significant uncertainty and the amount of the participating policyholder obligation is based upon a long-term projection of the performance of the participating policy block.

(2)
Expected future gross loss and loss adjustment expense payments from property and casualty policies. This includes case reserves for reported claims and reserves for claims IBNR. Timing of future payments is estimated based on the Company's historical payment patterns. The timing of these payments may vary significantly from the amounts shown above. The ultimate losses may vary materially from the recorded amounts, which are our best estimates.

(3)
Accident and health insurance obligations reflect estimated future claim payment amounts net of reinsurance for claims incurred prior to January 1, 2009. The estimate does not include claim payments for claims incurred after December 31, 2008. Estimated claim payment amounts are based on mortality and morbidity assumptions that are consistent with historical experience and are not discounted with interest so will exceed the liabilities recorded in reserves for future claim payments. Due to the significance of the assumptions used, actual results could vary greatly from the estimates shown here.

(4)	Expected payments to fund investments based on capital commitments and other related contractual obligations.
(5)	Expected future payments to fund investments based on mortgage loan commitments and other related contractual obligations.
(6)
Represents estimated obligations due to contracts and agreements entered into within the ordinary course of business for items classified by ASC 840-20 (formerly “FAS 13”), Accounting for Operating Leases. The Company rents office space, which qualifies as operating leases under ASC 840-20 (formerly “FAS 13”).

(7)
Represents estimated payments for pension benefit obligations for the non-qualified defined benefit pension plan. As such, these payments are funded through continuing operations. A liability has been established for the full amount of benefits accrued as per ASC 715-40 (formerly ”FAS 158”), Compensation-Retirement Benefits, including a provision for the effects of future salary inflation on the accrued benefits.

Off-Balance Sheet Arrangements

Our only off-balance sheet transactions relate to third-party marketing operation bank loans, which were discussed previously under the Liquidity section of the MD&A. In 2010, the third-party marketing operation plans to renegotiate the bank loans. If these renegotiations are unsuccessful, we would have to pay the bank loans using the cash value of the underlying insurance contracts. As of December 31, 2009, the cash value of the policies totaled $211.8 million. With regard to the impact on our results of operations, the payment of the cash value of the policies would require a write-off of deferred acquisition costs through the income statement, which totaled $9.4 million at December 31, 2009.

Related Party Transactions

We have various agency, consulting and investment arrangements with individuals and corporations that are considered to be related parties. Each of these arrangements has been reviewed and approved by our Audit Committee. The total amount involved in these arrangements, both individually and in the aggregate, is not considered to be material to any segment or to our overall operations.

Investments

General

We manage our investment portfolio to optimize the rate of return that is commensurate with sound and prudent underwriting practices and maintain a well-diversified portfolio. Our investment operations are governed by various regulatory authorities, including but not limited to, the Texas Department of Insurance. Investment activity, including the setting of investment policies and defining acceptable risk levels, is subject to review and approval of our Finance Committee, a committee made up of two members of the Board of Directors and senior investment professionals.

Pursuant to our Corporate Bylaws, the Finance Committee is also charged with the duty of supervising all of the Company's investments and loans. The Finance Committee meets weekly to review and approve investment activity. The committee operates pursuant to an established, formal Investment Plan and Guidelines adopted by our Board of Directors. Collectively, these documents provide issuer and geographic concentration limits, investment size limits and other applicable parameters such as loan to value guidelines. No material changes were made to these documents during 2009.

Our insurance and annuity products are primarily supported by investment grade bonds, collateralized mortgage obligations, and commercial mortgage loans. We purchase fixed income security investments and designate them as either held-to-maturity or available-for-sale as necessary to match our estimated future cash flow needs. We make use of statistical measures such as duration and the modeling of future cash flows using stochastic interest rate scenarios to balance our investment portfolio to match the pricing objectives of our underlying insurance products. As part of our asset/liability management program, we monitor the composition of our fixed income securities between held-to-maturity and available-for-sale securities and adjust the concentrations of various investments within the portfolio as investments mature or with the purchase of new investments.

We invest directly in quality commercial mortgage loans when the yield and quality compare favorably with other fixed income securities. Investments in residential mortgage loans have not historically been part of our investment portfolio, and we do not anticipate investing in them in the future.

Our historically strong capitalization has enabled us to invest in equity securities and investment real estate where there are opportunities for enhanced returns. We invest in real estate and equity securities based on a risk/reward analysis.

Composition of Invested Assets
The following summarizes the carrying values of our invested assets by asset class as of December 31, 2009 and December 31, 2008 (other than investments in unconsolidated affiliates), (in thousands, except percentages):

	As of:
	December 31, 2009		December 31, 2008
	amount	percent	amount	percent

Bonds held-to-maturity, at amortized cost	$7,461,711	44.9%	$6,681,837	45.9%
Bonds available-for-sale, at fair value	4,213,550	25.4%	3,820,837	26.3%
Preferred stock, at fair value	35,717	0.2%	48,822	0.3%
Common stock, at fair value	934,754	5.6%	853,530	5.9%
Mortgage loans at amortized cost	2,229,659	13.4%	1,877,053	13.0%
Policy loans, at outstanding balance	364,354	2.2%	354,398	2.4%
Investment real estate, net of depreciation	635,110	3.8%	528,905	3.6%
Short-term investments	636,823	3.9%	295,170	2.0%
Other invested assets	94,442	0.6%	85,151	0.6%
Total Invested Assets	$16,606,120	100%	$14,545,703	100%

The increase in our total invested assets was a combined result of net sales and value recovery attributable to stock market gains and spread narrowing in fixed income securities.

The increase in our short-term investments was the result of an increase in fixed deferred annuity account values and mortgage loan commitments pending at year-end. We also held in cash the proceeds of sales of common stock during the fourth quarter.

Fair Value Disclosures

The fair value of individual invested assets is determined by the use of third party pricing services, independent broker quotes and internal valuation methodologies. See Note 5 to the Consolidated Financial Statements for further discussion of the calculation of fair value for our investments. Below is a summary of the valuation techniques we utilize to measure fair value of the major investment types. There have been no material changes to our fair value methodologies during the year ending December 31, 2009.

As of December 31, 2009, 100% of our common stock investments are considered Level 1 securities with fair values determinable from observable market prices.

We obtained publicly available prices from third party pricing services for our bonds investments. The typical inputs from pricing services include, but are not limited to, reported trades, bids, offers, issuer spreads, cash flow and performance data. These inputs are usually market observable; however, when trading volumes are low or non-existent, the pricing services may adjust these values. The adjustments made to the quoted prices are based on recently reported trades for comparable securities. We perform a periodic analysis of the prices received from the third parties to verify that the price represents a reasonable estimate of fair value. When prices are obtained from third party services, they are classified as Level 2.

Certain private placement debt securities are priced via independent broker quotes and internal valuation methodologies. The quotations received from the broker may use inputs that are difficult to corroborate with observable market data. Additionally, we only obtain non-binding quotations from the independent brokers. Internal pricing methodologies include inputs such as externally provided credit spreads and internally determined credit ratings. Due to the significant non-observable inputs, these prices determined by the use of independent broker pricing and internal valuation methodologies are classified as Level 3.

The discount rate for the fair value of mortgage loans is determined by the weighted average adjustment of the “spread factor” against U.S. treasury rates. The spread factor includes an adjustment for quality rating, property type, geographic distribution and payment status (current, delinquent, in process of foreclosure) of each loan. Management performs periodic reviews and weighs each adjustment to calculate the spread factor based on the current economic environment and lending practices.

 All mortgage loan investments are classified as Level 2. Mortgage loan pricing is evaluated for consistency with our knowledge of the current market environment to ensure amounts are reflective of fair value.

Other-Than-Temporary Impairments

Debt securities accounted for under ASC 320-10 (formerly, “EITF” No. 99-20), “Investments Debt and Equity” may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Other debt securities may experience other-than-temporary impairment in the future based on the probability that the issuer may not be able to make all contractual payments when due. Equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period.

In order to identify and evaluate investments, which may be other-than-temporarily impaired, we have various quarterly processes in place. For our securities investments, we review the entire portfolio of investments which have unrealized losses. We use various techniques to determine which securities need further review to determine if the impairment is other-than-temporary. The criteria include the amount by which our amortized cost exceeds the market value, the length of time the market value has been below our cost, any public information about the issuer that would indicate the security could be impaired and our intent and ability to hold the security until its value recovers. Furthermore, we review current ratings, rating downgrades and exposure to continued deterioration in the financial and credit markets.

In the first quarter of 2009, we recorded $68.1 million in other-than-temporary impairments. With the change in the rules from new accounting guidance, we recorded $6.0 million in the second quarter, $4.2 million in the third quarter and $20.6 million for the three months ended December 31, 2009, making a total of $98.9 million for year ended December 31, 2009. No other-than-temporary impairment was recorded in 2009 as a result of the change in our intent and ability to hold to recovery. The following summarizes our other-than-temporary impairments by investment type (in thousands):

	Years Ended December 31,
	2009	2008	2007

Corporate bonds	$(10,046)	$(165,802)	$(1,089)
Equities:
Financial services	(22,295)	(125,518)	-
Other	(46,762)	(74,231)	(6,077)
Mortgage loans	(1,647)	(740)	-
Real estate	(10,550)	(745)	-
Other invested assets	(7,643)	-	-
Total other-than-temporary impairment charges	$(98,943)	$(367,036)	$(7,166)

Of the bond and equity impairments, a total of $30.0 million relates to the financial services industry. For the year ended December 31, 2009, we have received the principal and interest in accordance with the contractual terms with the exception of one bond, which represents 6.5% of our total bond impairments and less than 0.77% of our total other-than-temporary impairments.

The real estate impairment for 2009 was primarily taken against five foreclosed properties. The impairments recognized both changes in the real estate market in general and issues specific to those properties impaired.

New accounting regulations should result in significantly fewer bond impairments, however, stock impairments will continue to be impacted by the volatility in the stock markets. We will continue to analyze our investments and record any necessary impairment. A material (±10%) change in the fair value of securities might require additional impairments. These further impairments would have little or no effect on our liquidity. We do not rely on the sale of securities to meet our cash flow needs.

Bonds

During the second quarter of 2009, we adopted new accounting guidance, which significantly modified the rules regarding other-than-temporary impairments on bonds (see Note 2 to the Consolidated Financial Statements for further information on our adoption of new accounting guidance).

 All bonds below cost were subjected to impairment review, additionally bonds were subjected to further review if any of the following situations were observed: a) fair value was more than 50% below our cost, b) fair value was 35% or more below our cost at the reporting date and had been below cost by some amount continuously for nine months, c) the issue had been downgraded by a national rating agency, or d) the issuer had widely publicized financial problems. Once a bond was determined as needing further review, it was subjected to a three-part test:

1.	We determined if we intend to hold the bond until maturity.

2.	We determined if it is more likely than not that, we will have to sell the bond before maturity.

3.	If it was determined, that we would hold the bond and we would not have to sell it, then we would determine the present value of the future cash flows of the bond.

If the cash flows were determined as equal to or greater than our amortized cost, then it was determined that we did not have an other-than-temporary impairment. If it was determined that we would sell the bond or be required to sell the bond, or if the present value of the cash flows was less than our amortized cost, then we determined that the bond was other-than-temporarily impaired. Once a bond was determined to be other-than-temporarily impaired, we used the present value of expected cash flows versus the market value to determine the amount of the credit loss versus the non-credit loss.  The amount of credit loss was recorded as a realized loss in earnings, and the amount of non-credit loss was recorded as an unrealized loss as part of other comprehensive income.

Equity

All equity investments below costs were subjected to impairment review, additionally, equity investments were subjected to further review if any of the following situations were observed: a) fair value was more than 50% below our cost, b) fair value was 25% or more below our cost at the reporting date and had been below cost by some amount continuously for six months, or c) the issuer had widely publicized financial problems. Equity investments were evaluated individually to determine the reason for the decline in fair value and whether such decline was other-than-temporary. The individual determination included multiple factors including our ability and intent to hold the security, performance of the security against other securities in its sector historical price/earnings ratios together with forecast earnings, stock re-purchase programs, and other information specific to each issue.

Real Estate, Mortgage Loans, and other Long-Lived Investment Assets

Mortgage Loans

We provide valuation allowances for mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. We closely monitor our commercial mortgage loan portfolio on a loan-by-loan basis. Loans with an estimated collateral value less than the loan balance, as well as loans with other characteristics indicative of higher than normal credit risks are reviewed at least quarterly for purposes of establishing valuation allowances and placing loans on non-accrual status as necessary. The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real Estate

We periodically review our properties held-for-investment for impairment and test properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their discounted cash flows are written down to their estimated fair value, with the impairment loss included in net realized investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

Investments to Support Our Insurance Business

Bonds

 The following table identifies the bonds by type as of December 31, 2009 and December 31, 2008 (in thousands, except percentages):

	As of December 31, 2009
	Amortized	Unrealized	Unrealized	Estimated Fair	% of Fair
	Cost	Gains	Losses	Value	Value

Corporate bonds	$8,613,275	$403,487	$(139,823)	$8,876,939	74.5%
Mortgage-backed securities	1,094,943	32,991	(54,491)	1,073,443	9.0%
States and political subdivisions	779,425	27,472	(2,188)	804,709	6.8%
Public utilities	978,337	56,393	(3,945)	1,030,785	8.6%
U.S. Treasury and government agencies	98,326	2,591	(593)	100,324	0.8%
Foreign governments	5,498	559	-	6,057	0.1%
Other	27,951	156	(338)	27,769	0.2%
Total Bonds	$11,597,755	$523,649	$(201,378)	$11,920,026	100.0%

	As of December 31, 2008
	Amortized	Unrealized	Unrealized	Estimated Fair	% of Fair
	Cost	Gains	Losses	Value	Value

Corporate bonds	$8,197,057	$71,968	$(943,424)	$7,325,601	73.5%
Mortgage-backed securities	1,205,379	17,974	(82,118)	1,141,235	11.5%
States and political subdivisions	742,175	10,940	(19,922)	733,193	7.4%
Public utilities	587,265	8,440	(35,668)	560,037	5.5%
U.S. Treasury and government agencies	174,037	3,355	(3)	177,389	1.8%
Foreign governments	5,254	1,618	(87)	6,785	0.1%
Other	30,230	2	(4,932)	25,300	0.2%
Total Bonds	$10,941,397	$114,297	$(1,086,154)	$9,969,540	100.0%

The increase in bonds for the year ended December 31, 2009, was the result of purchases, net of maturities, made to support net annuity sales plus the increase in fair value of available-for-sale bonds.

The following tables summarize the portfolio’s contractual maturities, for the periods indicated (in thousands, except percentages):

	As of December 31, 2009
	Amortized		Estimated
	Cost	Percentage	Fair Value	Percentage

Bonds held-to-maturity
Due in one year or less	$147,317	1.9%	$147,303	1.9%
Due after one year through five years	3,445,659	46.2%	3,609,070	46.8%
Due after five years through ten years	3,130,532	42.0%	3,208,615	41.6%
Due after ten years	732,353	9.8%	736,915	9.6%
Without single maturity date	5,850	0.1%	4,573	0.1%
Total bonds held-to-maturity	$7,461,711	100.0%	$7,706,476	100.0%

Bonds available-for-sale
Due in one year or less	$207,074	5.0%	$211,138	5.0%
Due after one year through five years	1,948,476	47.1%	1,990,220	47.2%
Due after five years through ten years	1,426,738	34.5%	1,453,903	34.5%
Due after ten years	543,479	13.2%	549,006	13.1%
Without single maturity date	10,277	0.2%	9,283	0.2%
Total bonds available-for-sale	$4,136,044	100.0%	$4,213,550	100.0%
Total bonds	$11,597,755		$11,920,026

	As of December 31, 2008
	Amortized		Estimated
	Cost	Percentage	Fair Value	Percentage

Bonds held-to-maturity
Due in one year or less	$335,885	5.0%	$334,044	5.4%
Due after one year through five years	2,880,344	43.1%	2,674,238	43.5%
Due after five years through ten years	2,722,138	40.8%	2,436,099	39.6%
Due after ten years	737,619	11.0%	700,052	11.4%
Without single maturity date	5,851	0.1%	4,270	0.1%
Total bonds held-to-maturity	$6,681,837	100.0%	$6,148,703	100.0%

Bonds available-for-sale
Due in one year or less	$154,877	3.6%	$153,727	4.0%
Due after one year through five years	1,359,792	31.9%	1,237,037	32.4%
Due after five years through ten years	2,012,462	47.2%	1,733,270	45.3%
Due after ten years	722,153	17.0%	689,786	18.1%
Without single maturity date	10,276	0.3%	7,017	0.2%
Total bonds available-for-sale	$4,259,560	100.0%	$3,820,837	100.0%
Total bonds	$10,941,397		$9,969,540

The following table identifies the total bonds by credit quality as of December 31, 2009 and 2008 (in thousands, except percentages):

	As of December 31, 2009			As of December 31, 2008
	Amortized	Estimated	% of Fair	Amortized	Estimated	% of Fair
	Cost	Fair Value	Value	Cost	Fair Value	Value

AAA	$1,357,021	$1,387,783	11.6%	$1,671,644	$1,644,482	16.5%
AA	927,081	967,274	8.1%	1,044,896	984,250	9.9%
A	4,080,455	4,251,937	35.7%	4,278,795	3,983,117	40.0%
BBB	4,287,623	4,428,359	37.2%	3,266,507	2,801,027	28.1%
BB	356,272	336,393	2.8%	282,298	222,591	2.2%
Below BB	589,303	548,280	4.6%	397,257	334,073	3.3%
Total	$11,597,755	$11,920,026	100.0%	$10,941,397	$9,969,540	100.0%

Our exposure to below investment grade securities increased during the year ended December 31, 2009 as a result of downgrades including some multiple step downgrades. At 7.4% of our portfolio, the exposure is acceptable to management, particularly since it contains securities purchased below investment grade as part of a high yield portfolio. We have reached our portfolio target allocation for securities rated BBB and plan on maintaining that target allocation. Corporate bonds represent $8.9 billion or 74.5 % of our total bonds at fair value, as of December 31, 2009.

Mortgage Loans

We invest primarily in commercial mortgage loans that are diversified by property type and geography. We do not make residential mortgage loans; therefore, we have no direct exposure to sub-prime or Alt A mortgage loans. Generally, mortgage loans are secured by first liens on income-producing real estate with a loan-to-value ratio of up to 75%. Mortgage loans are used as a component of fixed income investments that support our insurance liabilities. Mortgage loans held-for-investment are carried at outstanding principal balances, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Our mortgage loan portfolio was $2.2 billion and $1.9 billion at December 31, 2009 and 2008, respectively. Mortgage loans comprised 13.4% of total invested assets at December 31, 2009. At December 31, 2009, 19.8%, 8.9% and 6.0% of the value of our mortgage loans were located in Texas, California, and New York, respectively.

As shown in the table below, mortgage loans at December 31, 2009 and 2008 had diversity across geographic regions and property types:

	December 31,
	2009	2008

West South Central	22%	22%
South Atlantic	20%	17%
East North Central	20%	22%
Pacific	10%	13%
Middle Atlantic	8%	10%
Mountain	6%	5%
East South Central	6%	4%
New England	4%	5%
West North Central	4%	2%
Total	100%	100%

	December 31,
	2009	2008

Office buildings	31%	30%
Industrial	28%	25%
Shopping centers	19%	21%
Hotels and motels	15%	17%
Other	4%	4%
Commercial	3%	3%
Total	100%	100%

    We increased our investment in mortgage loans on real estate by $352.6 million in 2009 as the combination of yield and collateral made them relatively attractive compared to other fixed income alternatives. The combination of new loans, normal amortization of existing loans, payoffs, and prepayments resulted in minor shifts in distribution of our portfolio by both geography and property type. There was no change in our investment guidelines.

As of December 31, 2009 and 2008, our valuation allowance for mortgage loan credit losses was $23.5 million and $19.4 million, respectively. The valuation allowance has two components. The first component, largely responsible for the year-over-year increase, is a portfolio default risk related to current loans. The second component of the allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

As of December 31, 2009 and 2008, our mortgage loans classified as delinquent, in foreclosure and restructured were immaterial as a percentage of the total mortgage loan portfolio. A total of $24.6 million and $2.8 million mortgage loans were foreclosed upon and transferred to real estate investments during 2009 and 2008, respectively. Also, there were two delinquent mortgage loans at December 31, 2009 and there were five delinquent mortgage loans at December 31, 2008.

The average coupon yield on the principal funded for mortgage loans was 7.5% in 2009 and 6.6% in 2008.

Investments Other Than Those Used to Support Our Insurance Business

Equity Securities

As of December 31, 2009, we invested $970.5 million, or 5.8% of our invested assets, in a well-diversified equity investment portfolio. Of these equity securities, 96.3% are invested in publicly traded (on a national U.S. stock exchange) common stock. The remaining 3.7% of the equity portfolio is invested in publicly traded preferred stock. As of December 31, 2008, we had $902.4 million, or 6.2% of our invested assets, in our equity investment portfolio. Of these equity securities, 94.6% were invested in publicly traded common stock, and the remaining 5.4% were invested in publicly traded preferred stock. The increase in the fair value of our equity securities during the year ended December 31, 2009 is primarily the result of improved market conditions.

We carry our equity portfolio at market value based on quoted market prices obtained from independent pricing services. The cost and estimated market value of the equity portfolio as of December 31, 2009, and December 31, 2008 are (in thousands):

	December 31, 2009
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$683,794	$259,256	$(8,296)	$934,754
Preferred stock	35,359	5,269	(4,911)	35,717
Total	$719,153	$264,525	$(13,207)	$970,471

	December 31, 2008
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Common stock	$820,908	$115,692	$(83,070)	$853,530
Preferred stock	60,718	3,609	(15,505)	48,822
Total	$881,626	$119,301	$(98,575)	$902,352
We maintain a well-diversified equity portfolio. Our equity portfolio is summarized below by market sector distribution:

	December 31,
	2009	2008

Consumer goods	19%	20%
Financials	17%	16%
Information technology	16%	13%
Energy and utilities	13%	13%
Health care	12%	13%
Industrials	9%	8%
Mutual funds	7%	10%
Communication	4%	5%
Materials	3%	2%
Total	100%	100%

The relative changes in sector weighting between the years ended December 31, 2009 and December 31. 2008 are the result of normal purchase and sale activity in concert with market movement. There has been no change in investment philosophy or diversification goals. Refer to the Other-Than-Temporary Impairments discussion above.

Investment in Real Estate

We invest in commercial real estate with positive cash flows or where appreciation in value is expected. Real estate is owned directly by our insurance companies, through non-insurance affiliates, or through joint ventures. The carrying value of real estate is stated at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties. We have recorded valuation impairments on investments in real estate in the year ended December 31, 2009 (see the Other-Than-Temporary Impairments section above). Several real estate investment properties were completed and placed into service in 2009. The partial-year operations of those properties negatively affected the portfolio yield. We expect some of those properties to be affected by the national real estate market, primarily by the length of time necessary to achieve pro-forma objectives.

The following tables present the distribution across geographic regions and property types for real estate as of the periods indicated:

	December 31,
	2009	2008

West South Central	58%	64%
South Atlantic	13%	16%
Middle Atlantic	10%	0%
East North Central	8%	6%
East South Central	7%	10%
Pacific	2%	2%
West North Central	1%	1%
Mountain	1%	1%
Total	100%	100%

	December 31,
	2009	2008

Industrial	37%	45%
Shopping centers	19%	23%
Other	16%	11%
Office buildings	15%	18%
Commercial	11%	1%
Hotels and motels	2%	2%
Total	100%	100%

Policy Loans

Certain life insurance products we offer permit policyholders to borrow funds from us using their policy as collateral. The maximum amount of the policy loan depends upon the policy’s surrender value and the number of years since policy origination. As of December 31, 2009, we had $364.4 million in policy loans with a loan to surrender value of 58.1%. Interest rates on policy loans primarily range from 4.5 % to 8.0% per annum. As of December 31,

2009 the average policy loan interest rate was 7.11%

Policy loans may be repaid at any time by the policyholder and have priority to any claims on the policy. If the policyholder fails to repay the policy loan, funds are withdrawn from the policy’s death benefits.

Short-Term Investments

Short-term investments are composed primarily of Commercial Paper rated A2/P2 or better by Standard & Poor’s and Moody’s, respectively. The amount fluctuates depending on our liquidity needs, including investment-funding commitments.

In the ordinary course of operations, we had commitments outstanding at December 31, 2009, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $240.4 million, of which $218.6 million is expected to be funded during 2010. The remaining balance of $21.8 million will be funded in 2011 and beyond. As of December 31, 2009, all of the mortgage loan commitments have interest rates that are fixed.

Net Investment Income and Realized Gains/(Losses):

Net investment income and realized investments gains/(losses), before federal income taxes, for the years ended December 31, 2009, 2008 and 2007 are summarized as follows (in thousands):

	Net Investment Income			Gains (Losses) on Investments
	Years Ended December 31,			Years Ended December 31,
	2009	2008	2007	2009	2008	2007

Bonds	$627,236	$623,356	$620,035	$(20,000)	$(157,272)	$366
Preferred stocks	3,419	5,687	4,561	(1,590)	(49,172)	-
Common stocks	23,324	28,977	27,002	(32,265)	(164,407)	23,913
Mortgage loans	141,124	118,067	103,627	(1,647)	-	-
Real estate	122,603	114,198	126,926	(9,027)	1,005	18,563
Other invested assets	46,545	12,123	40,994	(7,374)	(5,977)	(40)
	964,251	902,408	923,145	(71,903)	(375,823)	42,802

Investment expense	(124,146)	(106,231)	(110,176)	-	-	-
Increase in valuation
allowances	-	-	-	(3,794)	(3,886)	(1,775)
Total	$840,105	$796,177	$812,969	$(75,697)	$(379,709)	$41,027

Net investment income from those assets used to support our insurance products (bonds and mortgage loans) increased consistently over the period as assets increased as a result of net annuity sales each year. Net investment income in other asset classes (equities and real estate) fluctuated in response to investment decisions based on market movement. Real estate property sales due to favorable market conditions in 2007 led to decreased real estate investment income in 2008. In 2008 and 2009, the proceeds of those sales were reinvested, coming into service during 2009.

The dramatic swing in income from other invested assets over the period is normal during times of high stock market volatility. The derivative contracts (indexed options) used to back our equity-linked products are carried in this category, representing the majority of the assets in the category. These options are designed to mirror corresponding changes in our liability to policyholders. Refer to the Results of Operations – Annuity section for further discussion.

Mortgage loan interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan’s contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 90 days past due and/or when the collection of interest is not considered probable. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. We had $1.4 million and had $740,000 of realized losses related to valuation allowances on mortgage loans for the year ended December 31, 2009 and 2008, respectively.

Realized gains and losses and real estate investment income from sales in subsidiaries may fluctuate because they are the result of decisions to sell invested assets that depend on considerations of investment values, market opportunities and tax consequences.

All of the realized gains and losses are allocated to the Corporate and Other segment. The risk of realized losses from fixed income securities used to support our products is charged to the insurance segments through a monthly default charge with the income from the charge allocated to the Corporate and Other segment to compensate it for any potential realized losses that would be recorded. The default charge rate is set as a percentage of the asset base that supports each of the insurance segments, with the rate set depending on the risk level of the asset involved.

Unrealized Gains and Losses:

The net change in unrealized gains/(losses) on marketable securities, as presented in the stockholders’ equity section of the consolidated statements of financial position, equaled a gain of $383.1 million in 2009, and a loss of $331.8 million and a gain of $0.3 million in 2008 and 2007, respectively.

See Part II – Item 8- Financial Statements and Supplementary Data – Note 3 – Investments of this report for further discussion of the changes in unrealized gains and losses.

ITEM 7A.	QUANTIVATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

We hold a diversified portfolio of investments that includes cash, bonds, preferred stocks, common stocks, mortgage loans, policy loans, and real estate. Our investments are subject to various market risks including interest rate risk, credit risk and risk of changes in equity prices. Adverse changes to these rates and prices may occur due to changes in the liquidity of a market or market segment, or to changes in market perceptions of credit worthiness and/or risk tolerance.

Our management and culture is generally risk averse and emphasizes risk management throughout all our operations. The active management of market risk is integral to our results of operations. A key component of our risk management program is our ALM (asset/liability management) Committee. The ALM committee, under the direction of the Chief Corporate Risk Management Officer, monitors the level of risk to which we are exposed in managing our assets and liabilities in order to attain the desired risk-return profile. A significant aspect of this risk management involves our managing the link between the characteristics of our investments and the anticipated policy obligations and liabilities; a process commonly referred to as asset/liability management. Among other things, this includes maintaining adequate reserves, monitoring claims experience, managing interest rate spreads and protecting against disintermediation risk for life insurance and annuity products. As part of our risk management procedures, we also manage exposure concentrations, deductibles and reinsurance for property and casualty products.

As a part of the ALM process, we establish target asset portfolios for each major insurance product, which represent the investment strategies used to profitably fund our liabilities within acceptable levels of risk. We monitor these strategies through regular review of portfolio metrics, such as effective duration, yield curve sensitivity, convexity, liquidity, asset sector concentration and credit quality. In executing these asset/liability management strategies, we regularly reevaluate the estimates used in determining the approximate amounts and timing of payments to or on behalf of policyholders for insurance liabilities. Many of these estimates are inherently subjective and could impact our ability to achieve our asset/liability management goals and objectives.

In addition to our ALM Committee, in recent years, we have expanded enterprise risk management to help identify, prioritize and manage various risks including market risk. Under the leadership of our Chief Corporate Risk Management Officer and with the support of our Board of Directors, we have developed an approach and focused our efforts on the principles of enterprise risk management, including:

•	Designing an approach to identify potential risks and events that may affect the entity;

•	Managing risks within our risk profile; and

•	Providing reasonable assurance regarding the achievement of our strategic objectives.

We expect these ongoing enterprise risk management efforts will expand the management tools used to ensure the efficient allocation of capital and will enhance the measurement of possible diversification benefits across business segments and risk classes.

Interest Rate Risk

The primary market risk to the investment portfolio is the interest rate risk associated with investments in fixed income securities. Interest rate risk is the risk that the value of our interest-sensitive assets or liabilities will change with changes in market interest rates. Fixed income securities represent a significant portion (70.1% as of December 31, 2009) of our investment portfolio. Our exposure to interest rate risk relates to the market price and/or cash flow variability associated with the changes in market interest rates. Our exposure to cash flow changes are discussed fully in the Liquidity and Capital Resources section of the MD&A. The fair market value of these fixed income securities are inversely related to changes in market interest rates. As interest rates, fall, the coupon and dividend streams of existing fixed rate investments become more valuable as market values rise and vice versa. We utilize our ALM Committee as the primary tool to monitor interest rate risk. The carrying value of our investment portfolio as of December 31, 2009 and 2008 was $16.6 billion and $14.5 billion, respectively; of which 44.9% at year-end 2009 was invested in held-to-maturity bonds, 25.4% was invested in available for-sale bonds, and the remaining amounts primarily were invested in equity securities, mortgage loans, policy loans, real estate and short term investments. Detailed information regarding the carrying values of our investment portfolio can be found in the Investments section of the MD&A.

The interest rate exposure for our investments in mortgage loans is relatively insignificant compared to other risk exposures. These loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. As of December 31, 2009 these mortgage loans have fixed rates from 5.0% to 12.0%. Most of the mortgage loan contracts require periodic payments of both principal, interest, and have amortization periods of three years to thirty years.

Market interest rate fluctuation has a direct impact on the value of our fixed income securities. At December 31, 2009, we had a recorded net unrealized investment gain of $77.5 million on our available-for-sale bond portfolio, compared to a net unrealized loss of $438.8 million at December 31, 2008. These changes were primarily the result of significant improvement in the credit markets during 2009. Information regarding our unrealized gains or losses can be found in the Part II – Item 8 – Financial Statements and Supplementary Data – Note 3 – Investments of this report.

Interest Rate sensitivity analysis: The table below shows the sensitivity of our fixed maturity investments to increases and decreases in interest rates and the pre-tax change in market value resulting from such changes.

	Increase/(Decrease) in Market Value Given an Interest rate
	Increase/(Decrease) of X Basis Points
	(100)	(50)	50	100

As of December 31, 2009
Investment portfolio	$489,843	$245,091	$(245,773)	$(489,148)

As of December 31, 2008
Investment portfolio	$391,701	$198,650	$(203,759)	$(406,628)

Actual results could differ materially from the amounts noted above due to the assumptions and estimates used in calculating the analysis above. Our interest rate sensitivity analysis was calculated assuming instantaneous, one time parallel shifts in the corresponding year-end Treasury yield curves of +/-100bps, and +/-50bps. All other variables were assumed to remain constant. Therefore, these calculations may not fully reflect any prepayment to the portfolio, changes in corporate spreads or non-parallel changes in interest rates.

In addition to our fixed income securities being subject to interest-rate risk, we also have liabilities that are sensitive to interest-rate risk. These liabilities include annuities and interest sensitive insurance contracts, which have the same type of interest rate exposure as our fixed income securities.

We employ a combination of product design, pricing and ALM strategies to reduce the adverse effects of interest rate movements on these liabilities. Product design and pricing strategies include the use of surrender charges or restrictions on withdrawals in some products. ALM strategies include the use of derivatives to hedge equity-indexed annuity values, the purchase of securities structured to protect against prepayments, prepayment restrictions related fees on mortgage loans, and consistent monitoring of the pricing of our products in order to better match the duration of the assets and liabilities they support.

In addition to interest rate fluctuations impacting our assets and liabilities, we are also exposed to disintermediation risk. Disintermediation risk refers to the risk that interest rates will rise and policy loans and surrenders will increase; or that maturing policies will not renew at anticipated rates of renewal. This risk manifests itself when due to rapid changes in interest rates; policyholders move their assets into new products offering higher rates. We then may have to sell assets earlier than anticipated to pay for these withdrawals. Our life insurance and annuity product designs, underwriting standards and risk management techniques are utilized to protect against disintermediation risk and greater than expected mortality and morbidity risks. We strive to mitigate disintermediation risk through the use of surrender charges, certain provisions prohibiting the surrender of a policy, and market value adjustment features. Investment guidelines, including duration targets, asset allocation tolerances and return objectives, help to ensure that disintermediation risk is managed within the constraints of profitability criteria. Prudent underwriting is applied to select and price insurance risks, and we regularly monitor claims experience relative to our product pricing assumptions. Implementation of disciplined claims management serves to further protect against fraudulent and unjustified claims activity.

Credit Risk

For the year ended December 31, 2009, we are exposed to credit risk. Credit risk is the level of certainty that an issuer will honor its obligation under the terms of a security. Our insurance and annuity products are primarily supported by investments in fixed income securities, which primarily include investment grade bonds and collateralized mortgage obligations. Information regarding the credit quality of our fixed income portfolio can be found in the Bonds discussion in the Investments section of the MD&A.

To manage credit risk, we have an established, formal Investment Plan and Guidelines approved by our Board of Directors. Collectively, these documents provide issuer and geographic concentration limits, investment size limits and other applicable parameters such as loan to value guidelines. Investment activity, including the setting of investment policies and defining acceptable risk levels, is subject to review and approval of our Finance Committee, a committee of two members of the Board of Directors and senior investment professionals.

We are also exposed to credit risk because of our reinsurance program. We manage our underwriting risk exposures by following the industry practice of reinsuring portions of our insurance risks. We purchase reinsurance from several providers and are not dependent on any single reinsurer. While we believe these reinsurance providers are reputable and financially secure carriers, our reinsurance program does result in us being subject to credit risk of default of the reinsurer. Reinsurance does not eliminate our liability to pay our policyholders, and we remain primarily liable to our policyholders for the risks we insure.

Equity Risk

Equity risk is the risk that we will incur losses due to adverse changes in the general levels of the equity markets or in the levels of specific investments within the investment portfolio. At December 31, 2009, we held approximately $970.5 million of common and preferred stock securities, which had equity risk. Our exposure to the equity markets is managed by sector and mimics the Standard & Poor’s 500 Index (“S&P 500”) with minor variations. We continue to mitigate our equity risk by diversification of the overall investment portfolio and through prudent investing activities in the equity markets.

Changes in Accounting Principles

Refer to Item 8, Note 2 to the Consolidated Financial Statements for a discussion on recently issued accounting pronouncements not yet adopted.

Item 8.                 FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders
American National Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (“the Company”) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of debt securities as of April 1, 2009 due to the adoption of new FASB guidance.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), American National Insurance Company’s internal control over financial reporting as of December 31, 2009, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated March 11, 2010, expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

KPMG LLP

Houston, Texas

March 11, 2010

Report of Independent Registered Public Accounting Firm

To The Board of Directors and Stockholders
American National Insurance Company:

We have audited American National Insurance Company’s (“the Company”) internal control over financial reporting as of December 31, 2009, based on criteria established in Internal Control – Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). The Company’s management is responsible for maintaining effective internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting, included in the accompanying Management’s Annual Report on Internal Control over Financial Reporting. Our responsibility is to express an opinion on the Company’s internal control over financial reporting based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether effective internal control over financial reporting was maintained in all material respects. Our audit included obtaining an understanding of internal control over financial reporting, assessing the risk that a material weakness exists, and testing and evaluating the design and operating effectiveness of internal control based on the assessed risk. Our audit also included performing such other procedures as we considered necessary in the circumstances. We believe that our audit provides a reasonable basis for our opinion.

A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, American National Insurance Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2009, based on criteria established in Internal Control – Integrated Framework issued by COSO.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2009, and our report dated March 11, 2010 expressed an unqualified opinion on those consolidated financial statements.

KPMG LLP

Houston, Texas

March 11, 2010

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF OPERATIONS
(in thousands, except for per share data)	Twelve Months Ended December 31,
	2009	2008	2007
PREMIUMS AND OTHER REVENUE
Premiums
Life	$284,530	$299,338	$315,893
Annuity	220,284	116,248	222,748
Accident and health	309,701	290,883	283,765
Property and casualty	1,159,509	1,182,026	1,177,217
Other policy revenues	179,504	174,899	155,230
Net investment income	840,105	796,177	812,969
Realized investments gains (losses)	23,246	(12,673)	48,193
Other-than-temporary impairments	(98,943)	(367,036)	(7,166)
Other income	31,843	38,779	47,224
Total revenues	2,949,779	2,518,641	3,056,073

BENEFITS, LOSSES AND EXPENSES
Policy Benefits
Life	297,719	296,078	273,750
Annuity	249,709	142,867	249,878
Accident and health	239,407	223,055	209,840
Property and casualty	923,064	939,854	818,230
Interest credited to policy account balances	370,563	299,833	295,894
Commissions for acquiring and servicing policies	459,943	475,345	456,537
Other operating costs and expenses	485,409	508,800	465,140
Increase in deferred policy acquisition costs	(63,611)	(67,439)	(60,442)
Total benefits, losses and expenses	2,962,203	2,818,393	2,708,827

Income (loss) from continuing operations before federal income tax,
and equity in earnings of unconsolidated affiliates	(12,424)	(299,752)	347,246
Provision (benefit) for federal income taxes
Current	(14,224)	(34,642)	80,324
Deferred	(17,583)	(87,388)	25,539
Total provision (benefit) for federal income taxes	(31,807)	(122,030)	105,863

Equity in earnings (losses) of unconsolidated affiliates, net of tax	(4,216)	4,965	3,866

Income (loss) from continuing operations	15,167	(172,757)	245,249
Income (loss) from discontinued operations	-	18,728	(4,958)
Net income (loss)	15,167	(154,029)	240,291
Less: Net income (loss) attributable to noncontrolling interest	(458)	(31)	(482)
Net income (loss) attributable to American National Insurance Company
and Subsidiaries	$15,625	$(153,998)	$240,773

Amounts attributable to American National Insurance Company
common stockholders
Earnings (loss) per share:
Basic	$0.59	$(5.82)	$9.09
Diluted	$0.59	$(5.82)	$9.04

Unrestricted common shares outstanding	26,528,832	26,479,832	26,479,832
Unrestricted common shares outstanding and
dilutive potential common shares	26,597,476	26,479,832	26,638,219

See accompanying notes to consolidated financial statements.

#

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands, except for share and per share data)
	December 31,
	2009	2008
ASSETS
Investments, other than investments in unconsolidated affiliates
Fixed Securities:
Bonds held-to-maturity	$7,461,711	$6,681,837
Bonds available-for-sale	4,213,550	3,820,837
Equity securities:
Preferred stocks	35,717	48,822
Common stocks	934,754	853,530
Mortgage loans on real estate, net of allowance	2,229,659	1,877,053
Policy loans	364,354	354,398
Investment real estate, net of
accumulated depreciation of $209,115 and $191,435	635,110	528,905
Short-term investments	636,823	295,170
Other invested assets	94,442	85,151
Total investments	16,606,120	14,545,703
Cash	161,483	66,096
Investments in unconsolidated affiliates	156,809	154,309
Accrued investment income	191,737	184,801
Reinsurance ceded receivables	371,654	482,846
Prepaid reinsurance premiums	53,545	61,433
Premiums due and other receivables	282,865	325,019
Deferred policy acquisition costs	1,330,981	1,482,664
Property and equipment, net	88,705	92,458
Current federal income taxes	29,474	68,327
Deferred federal income taxes	5,034	195,508
Other assets	152,722	159,254
Separate account assets	718,378	561,021
Total assets	$20,149,507	$18,379,439
LIABILITIES
Policyholder funds
Future policy benefits:
Life	$2,485,886	$2,436,001
Annuity	783,065	664,136
Accident and health	97,407	96,548
Policy account balances	9,567,860	8,295,527
Policy and contract claims	1,293,791	1,401,960
Participating policyholder share	162,794	149,970
Other policyholder funds	919,864	959,134
Total policyholder liabilities	15,310,667	14,003,276
Liability for retirement benefits	180,909	184,124
Notes payable	73,842	111,922
Other liabilities	393,302	376,863
Separate account liabilities	718,378	561,021
Total liabilities	16,677,098	15,237,206
STOCKHOLDERS' EQUITY
Common stock, $1.00 par value, - Authorized 50,000,000
Issued 30,832,449, Outstanding 26,820,166 shares	30,832	30,832
Additional paid-in capital	11,986	7,552
Accumulated other comprehensive income (loss)	117,649	(221,148)
Retained earnings	3,398,492	3,414,946
Treasury stock, at cost	(98,505)	(98,326)
Total American National stockholders' equity	3,460,454	3,133,856
Noncontrolling interest	11,955	8,377
Total stockholders' equity	3,472,409	3,142,233
Total liabilities and stockholders' equity	$20,149,507	$18,379,439

See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(In thousands, except for per share data)
		Twelve Months Ended December 31,
		2009	2008	2007

Common
Stock	Balance at beginning and end of the year	$30,832	$30,832	$30,832

Additional	Balance at beginning of the year	7,552	6,080	4,160
Paid-In Capital	Issuance of treasury shares as restricted stock	179	(1,139)	(79)
	Tax benefit on excess restricted stock	439	–	–
	Amortization of restricted stock	3,816	2,611	1,999
	Balance as of December 31,	$11,986	$7,552	$6,080

Accumulated	Balance at beginning of the year	(221,148)	145,972	141,869
Other	Change in unrealized gains on marketable securities, net	383,098	(331,828)	268
Comprehensive	Cumulative adjustment for accounting change on
Income	Other-than-temporary impairments on debt securities	(50,411)	–	–
	Foreign exchange adjustments	664	(247)	(17)
	Minimum pension liability adjustment	5,446	(35,045)	3,852
	Balance as of December 31,	$117,649	$(221,148)	$145,972

Retained	Balance at beginning of the year	3,414,946	3,653,365	3,498,306
Earnings	Net income (loss) attributed to American National Insurance Company and Subsidiaries	15,625	(153,998)	240,773

	Cash dividends to common stockholders ($3.08, $3.08 and $3.05 per share)	(82,490)	(82,651)	(81,531)
	ASC 740 implementation	–	–	(4,183)
	Effect of ASC 715 change in measurement date	–	(1,770)	–
	Cumulative adjustment for accounting change on
	Other-than-temporary impairments on debt securities	50,411	–	–
	Balance as of December 31,	$3,398,492	$3,414,946	$3,653,365

Treasury	Balance at beginning of the year	(98,326)	(99,465)	(99,544)
	Net issuance of restricted stock	(179)	1,139	79
	Balance as of December 31,	$(98,505)	$(98,326)	$(99,465)

Noncontrolling	Balance at beginning of the year	8,377	4,539	1,273
Interest	Contributions	4,392	4,279	4,284
	Distributions	(109)	(427)	(5,575)
	Gain (loss) attributable to noncontrolling interest	(705)	(14)	4,557
	Balance as of December 31,	$11,955	$8,377	$4,539

Total
Equity	Balance as of December 31,	$3,472,409	$3,142,233	$3,741,323

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(In thousands)
		2009	2008	2007

Net income (loss) attributable to American National Insurance Company common stockholders		$15,625	$(153,998)	$240,773

Other comprehensive income (loss), net of tax Change in unrealized gains on marketable securities, net		383,098	(331,828)	268
Foreign exchange adjustments		664	(247)	(17)
Defined benefit plans adjustment		5,446	(35,045)	3,852
Total other comprehensive income (loss)		$389,208	$(367,120)	$4,103

Total comprehensive income (loss) attributable to American National Insurance
Company and Subsidiaries		$404,833	$(521,118)	$244,876
See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)	Years Ended December 31,
	2009	2008	2007
OPERATING ACTIVITIES
Net income (loss) attributable to American National Insurance Company and Subsidiaries	$15,625	$(153,998)	$240,773
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized (gains) losses on investments	(23,246)	12,673	(46,499)
Other-than-temporary impairments	98,943	367,036	-
Amortization of discounts and premiums on bonds	16,215	16,654	15,619
Net capitalized interest on policy loans and mortgage loans	(27,881)	3,511	-
Depreciation	44,744	26,496	35,327
Interest credited to policy account balances	370,563	299,833	295,894
Charges to policy account balances	(173,360)	(191,238)	(146,555)
Deferred federal income tax (benefit) expense	(17,583)	(87,388)	25,539
Deferral of policy acquisition costs	(477,419)	(491,342)	(465,362)
Amortization of deferred policy acquisition costs	413,808	424,005	405,024
Equity in (earnings) losses of unconsolidated affiliates	6,488	(7,639)	(5,947)
Changes in:
Policyholder funds liabilities	32,629	88,908	72,663
Reinsurance ceded receivables	111,192	(44,780)	30,549
Premiums due and other receivables	42,154	(38,419)	9,552
Accrued investment income	(6,936)	(1,952)	(8,562)
Current federal income tax liability (recoverable)	38,853	(65,182)	-
Liability for retirement benefits	(3,215)	6,018	5,963
Prepaid reinsurance premiums	7,888	5,339	9,298
Other, net	21,928	3,146	(10,363)
Net cash provided by operating activities	491,390	171,681	462,913
INVESTING ACTIVITIES
Proceeds from sales of:
Bonds available-for-sale	82,861	6,353	68,004
Common stocks	182,871	129,270	277,429
Real estate	4,837	4,500	84,744
Mortgage loans	-	2,294	-
Other invested assets	1,806	9,896	104,743
Disposals of property and equipment	1,608	1,380	23,021
Distributions from unconsolidated affiliates	11,310	12,332	17,414
Proceeds from maturities of:
Bonds available-for-sale	273,819	269,566	287,559
Bonds held-to-maturity	561,903	580,515	547,416
Principal payments received on:
Mortgage loans	116,365	144,497	223,956
Policy loans	45,591	9,459	5,472
Purchases of investments:
Bonds available-for-sale	(166,194)	(626,623)	(658,731)
Bonds held-to-maturity	(1,372,246)	(644,151)	(483,722)
Common stocks	(53,758)	(290,979)	(364,352)
Real estate	(127,281)	(78,119)	(46,295)
Mortgage loans	(477,275)	(520,426)	(386,137)
Policy loans	(32,129)	(20,447)	(10,237)
Other invested assets	(31,572)	(21,795)	(50,115)
Additions to property and equipment	(13,178)	(25,024)	(18,076)
Contributions to unconsolidated affiliates	(20,042)	(38,514)	(64,592)
Net decrease (increase) in short-term investments	(341,653)	403,092	19,881
Other, net	(256)	2,483	(14,052)
Net cash used in investing activities	(1,352,613)	(690,441)	(436,670)
FINANCING ACTIVITIES
Policyholders' deposits to policy account balances	2,268,201	1,996,836	1,220,022
Policyholders' withdrawals from policy account balances	(1,191,021)	(1,446,521)	(1,250,266)
Increase (decrease) in notes payable	(38,080)	(16,877)	4,724
Dividends to stockholders	(82,490)	(82,651)	(81,531)
Net cash provided by (used in) financing activities	956,610	450,787	(107,051)
NET INCREASE (DECREASE) IN CASH	95,387	(67,973)	(80,808)
Cash:
Beginning of the year	66,096	134,069	214,877
End of year	$161,483	$66,096	$134,069

See accompanying notes to consolidated financial statements.

Notes To Consolidated Financial Statements

1.	NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate primarily in the insurance industry. Operating on a multiple product line basis, American National offers a broad line of insurance coverage, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority of revenues are generated by the insurance business. Business is conducted in all states and the District of Columbia, as well as Puerto Rico, Guam and American Samoa. Various distribution systems are utilized, including multiple line, independent third-party marketing organizations, home service, credit, and direct sales to the public.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

These consolidated financial statements (“financial statements”) have been prepared in conformity with (i) U.S. generally accepted accounting principles (“GAAP”); and (ii) the rules and regulations of the U. S. Securities and Exchange Commission (“SEC”) regarding financial reporting. In addition to GAAP accounting literature, specific SEC regulation is also applied to the financial statements issued by insurance companies.

BASIS FOR CONSOLIDATION

The accompanying consolidated financial statements are presented in our reporting currency, the U.S. dollar. All material intercompany transactions with consolidated entities have been eliminated.

We consolidate all entities that are wholly owned and those in which we own less than 100% but control, as well as any variable interest entities in which we are the primary beneficiary. We evaluate our ability to control an entity and whether the entity is a variable interest entity and we are the primary beneficiary through the consideration of the following factors:

(i)	the form of our ownership interest and legal structure;
(ii)	our representation on the entity’s governing body;
(iii)	the size of our investment (including loans);
(iv)	estimates of future cash flows;
(v)	our ability to participate in policy making decisions, including but not limited to, the acquisition or disposition of investment properties and the incurrence or refinancing of debt;
(vi)	the rights of other investors to participate in the decision making process; and
(vii)	the ability for other partners or owners to replace us as manager and/or liquidate the venture, if applicable.

Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the reported financial statement balances. Actual results could differ from those estimates. The following estimates have been identified as critical in that they involve a high degree of judgment and are subject to a significant degree of variability:

•	Other-than-temporary impairment (“OTTI”);
•	Deferred acquisition costs;
•	Reserves;
•	Reinsurance recoverable;
•	Pension and postretirement benefit plans;
•	Litigation contingencies; and
•	Federal income taxes.
•
Accounting estimates inherently require the use of judgments relating to a variety of assumptions; in particular, expectations of current and future mortality, morbidity, persistency, losses and loss adjustment expenses, recoverability of receivables, investment returns and interest rates. In developing these estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, management believes that the amounts provided are appropriate, based upon the facts available upon compilation of the financial statements. Due to the inherent uncertainty when using assumptions and estimates, the effect of certain accounting policies under different conditions or assumptions could be different from those reported in the financial statements.

INVESTMENTS

Debt securities

Bonds that are classified as held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity or market recovery. Bonds classified as available-for-sale are carried at fair value.

Preferred stocks

All preferred stocks are classified as available-for-sale and are carried at fair value.

Common stocks

All common stocks are classified as available-for-sale and are carried at fair value.

Unrealized gains and losses

For all investments carried at fair value (excluding derivative instruments), the unrealized gains or losses (differences between amortized cost and fair value), net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income (loss).

Mortgage loans

Mortgage loans on real estate are recorded at carrying value, which is comprised of the original cost, net of repayments, amortization of premiums, accretion of discounts, unamortized deferred revenue and valuation allowances. The mortgage loan portfolio is closely monitored through the review of payment history, loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. The change in valuation allowances is reported in current period income as a realized loss. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Real estate acquired through foreclosure proceedings is recorded at the lesser of loan basis or fair value at the foreclosure date.

Policy loans

Policy loans are carried at cost, which approximates fair value.

Investment real estate

Investment real estate is carried at cost, less allowance for depreciation. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale.

Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods allowable under GAAP. American National’s real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not the property is impaired. If a possible impairment is indicated, the fair value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair value, an impairment is recorded.

Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

Short-term investments

Short-term investments, comprised of commercial paper, are carried at amortized cost, which approximates fair value.

Other invested assets

Other invested assets, comprised primarily of derivative contracts (equity-indexed options), construction loans, CAPCO investments and mineral rights, are carried at cost, less allowance for valuation, where applicable. Impairments for other invested assets are considered on an individual basis.

Impairments

An OTTI has occurred for a debt security in an unrealized loss position when American National either (a) has the intent to sell the debt security or (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery of its amortized costs basis. If either criterion is met, an OTTI is recognized in earnings in the amount of the amortized cost basis of the debt security in excess of its fair value, as of the impairment measurement date.

For all debt securities in unrealized loss positions which American National does not intend to sell and for which it is not more likely than not that it will be required to sell before its anticipated recovery, American National assesses whether the amortized cost basis of the debt security will be recovered by comparing the net present value of cash flows expected to be collected from the debt security with its amortized cost basis. Management estimates cash flows expected to be collected from the debt security using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security. The net present value of cash flows expected to be collected from the debt security is calculated by discounting management’s best estimate of cash flows expected to be collected on the debt security at the effective interest rate implicit in the debt security when acquired. If the net present value of the cash flows expected to be collected from the debt security is less than the amortized cost basis of the debt security, an OTTI has occurred in the form of a credit loss. The credit loss is recognized in earnings in the amount of excess amortized cost over the net present value of the cash flows expected to be collected from the debt security. If the fair value of the debt security is in excess of its net present value of the cash flows expected to be collected from the debt security at the impairment measurement date, a non-credit loss exists which is recorded in other comprehensive income (loss) in the amount of the fair value of the debt security in excess of the net present value of the cash flows expected to be collected from the debt security.

After the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to its previous amortized cost basis less the related OTTI recognized in earnings. The new amortized cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. Should there be a significant increase in the estimate of cash flows expected to be collected from a previously impaired debt security, the increase would be accounted for prospectively by accreting it as interest income over the remaining life of the debt security.

All equity securities, real estate and other invested assets are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair value, the duration of the market decline, and the financial health of and specific prospects for the issuer, borrower, or tenants. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Derivative instruments and hedging activities

American National purchases derivative instruments as hedges of a recognized asset or liability, which are recorded on the consolidated statements of financial position at fair value. The change in fair value of derivative assets is reported as net investment income. The change in fair value of embedded derivative liabilities is reported through policy benefits-annuity. Derivative instruments held at December 31, 2009 and 2008 had an immaterial impact on the consolidated statements of operations and consolidated statements of cash flows.

American National does not apply hedge accounting treatment to its hedging activities.

Investments in unconsolidated affiliates

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

CASH

American National considers cash on-hand and in banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of financial position and consolidated statements of cash flows.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by the Company, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods that are allowed under GAAP over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the statement of financial position date. Revenues and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income (loss).

INSURANCE SPECIFIC ASSETS AND LIABILITIES

Deferred policy acquisition costs

Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the present value of future profits resulting from the acquisition of life insurance portfolios. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income (loss) in the consolidated statement of changes in stockholders’ equity as of the statement of financial position date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits

For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the Company’s experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined, that future expected experience differs significantly from existing assumptions; the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Reserves for losses and loss expenses

American National establishes property and casualty reserves to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and reserves for incurred but not reported (“IBNR”) claims. Case reserves include the liability for claims that were reported to American National, but not yet paid. IBNR reserves include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future as well as claims which have been incurred but not yet reported to American National. These reserves also include an estimate of the expense associated with settling claims, including legal and other fees and the general expenses of administering the claims adjustment process.

PREMIUM REVENUE AND POLICY BENEFITS

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities

Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received and credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses.

PARTICIPATING INSURANCE POLICIES

A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 9.0% of the life insurance in force at December 31, 2009 and 13.2% of life premiums in 2009. Of the total participating business, 74.6% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES

American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2009. Certain subsidiaries that are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.
Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

American National recognizes tax benefits on uncertain tax positions only if it is “more likely than not” that the tax position will be sustained by taxing authorities, based on the technical merits of the position. Tax benefits recognized in the financial statements are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Tax benefits not meeting the “more likely than not” threshold, if applicable, are included with “Other liabilities” in the consolidated statements of financial position.

Interest expense and penalties, if applicable, are classified as “Other operating costs and expenses” in the consolidated statements of operations.

STOCK-BASED COMPENSATION

American National uses the fair value method in accordance with Accounting Standards Codification (“ASC”) 718, Compensation – Stock Compensation, to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of American National. American National reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from American National’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated financial statements.

ADOPTION OF NEW ACCOUNTING STANDARDS

On January 1, 2009, American National adopted accounting guidance contained within ASC 810, “Consolidation-Noncontrolling Interests” (formerly Statement of Financial Accounting Standards (“SFAS”) No. 160, “Noncontrolling Interests in Consolidated Financial Statements – an amendment of ARB No. 51”), (“ASC 810”). This guidance within ASC 810 was issued by the Financial Accounting Standards Board (“FASB”) in December 2007. This guidance required changes to the reporting of noncontrolling interests in financial statements. It was effective for fiscal years beginning on or after December 15, 2008. The adoption of this guidance did not have a material effect on American National’s financial statements.

On January 1, 2009, American National adopted accounting guidance contained within ASC 805, “Business Combinations” (formerly FAS No. 141(R), “Business Combinations”), and (“ASC 805”). This guidance within ASC 805 was issued by the FASB in December 2007. This guidance addressed the accounting for business acquisitions, was effective for fiscal years beginning on or after December 15, 2008, and generally applies to business acquisitions completed after December 31, 2008. Among other things, the new guidance required that all acquisition-related costs be expensed as incurred, and that all restructuring costs related to acquire operations be expensed as incurred. This new guidance also addressed the current and subsequent accounting for assets and liabilities arising from contingencies acquired or assumed and, for acquisitions both prior and subsequent to December 31, 2008, required the acquirer to recognize changes in the amount of its deferred tax benefits that are recognizable because of a business combination either in income from continuing operations in the period of the combination or directly in contributed capital, depending on the circumstances. The adoption of ASC 805 did not have a material effect on American National’s consolidated financial statements.

On January 1, 2009, American National adopted accounting guidance contained within ASC 815, “Derivatives and Hedging” (formerly FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FAS No. 133”), (“ASC 815”). This guidance within ASC 815 was issued by the FASB in March 2008. This guidance which amended and expanded disclosures about an entity’s derivative and hedging activities with the intent of providing users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are to be accounted for, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. ASC 815 was effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. ASC 815 encourages, but does not require, comparative disclosures. The adoption of ASC 815 resulted in expanded disclosures related to derivative instruments and hedging activities. See related disclosures in Note 4 of the Notes to the Consolidated Financial Statements.

On January 1, 2009, American National adopted accounting guidance contained within ASC 350, “Intangibles” (formerly FASB Staff Position (“FSP”) Financial Accounting Standard (“FAS”) No. 142-3, “Determination of the Useful Life of Intangible Assets”), (“ASC 350”). This guidance within ASC 350 was issued by the FASB in April 2008. This guidance amended the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change was intended to improve the consistency between the useful life of a recognized intangible asset under ASC 350, the period of expected cash flows used to measure the fair value of the asset under ASC 805 and other GAAP. ASC 350 was effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. American National has applied ASC 350 prospectively to intangible assets acquired as of, and subsequent to, January 1, 2009. The adoption of ASC 350 did not have a material effect on American National’s consolidated financial statements.

On January 1, 2009, American National adopted accounting guidance contained within ASC 323, “Investments – Equity Method and Joint Ventures” (formerly Emerging Issues Task Force (“EITF”) No. 08-6, “Equity Method Investment Accounting Considerations”), (“ASC 323”). This guidance within ASC 323 was issued by the FASB in November 2008. This guidance addressed the effects of the issuances of guidance contained within ASC 805 and ASC 810 on the application of the equity method of accounting for investments in common stock. ASC 323 required that: (a) an entity determine the initial carrying value of an equity method investment by applying the cost accumulation model; (b) an entity shall use the OTTI model within ASC 323; however, investors should adjust any impairments’ recorded by an investee for existing differences between the investor’s basis and the underlying investees’ basis in such impaired assets; (c) share issuances by an investee should be accounted for as if the equity method investor had sold a proportionate share of its investment; and (d) when an investment is no longer within the scope of equity method accounting and instead is within the scope of cost method accounting or ASC 320, “Investments – Debt and Equity Securities”, the investor should prospectively apply the provisions of ASC 320 or ASC 323 and use the current carrying amount of the investment as its initial cost. This guidance was effective on a prospective basis in fiscal years beginning on or after December 15, 2008 and interim periods within those fiscal years. The adoption of ASC 323 did not have a material effect on American National’s consolidated financial statements.

On January 1, 2009, American National adopted accounting guidance contained within ASC 715, “Compensation – Retirement Benefits” (formerly FSP FAS No.132(R)-1, “Employers’ Disclosures about Postretirement Benefit Plan Assets”), (“ASC 715”). This guidance within ASC 715 was issued by the FASB in December 2008. This guidance enhanced the transparency surrounding the types of assets and associated risks in an employer’s defined benefit pension or other postretirement plan. It required an employer to disclose information about the valuation of plan assets similar to that required under ASC 820, “Fair Value Measurements and Disclosures”. ASC 715 was effective for fiscal years ending after December 15, 2009. American National has provided the required disclosure in accordance with the effective date. See related disclosures in Note 5 of the Notes to the Consolidated Financial Statements.

On April 1, 2009, American National adopted accounting guidance contained within ASC 825, “Financial Instruments” (formerly FSP FAS No.107-1 and Accounting Principles Board Opinion No. 28-1, “Interim Disclosures about Fair Value of Financial Instruments”), and

(“ASC 825”). ASC 825 was issued by the FASB in April 2009. This guidance required disclosures about fair value of financial instruments. ASC 825 was effective for interim and annual periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The adoption of this guidance did not have a material effect on American National’s consolidated financial statements.

On April 1, 2009, American National adopted accounting guidance contained within ASC 855, “Subsequent Events” (formerly FAS No. 165, “Subsequent Events”), (“ASC 855”). This guidance within ASC 855 was issued by the FASB in May 2009. This guidance established general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. It required that an entity evaluate its subsequent events up through the date of issuance of its financial statements. ASC 855 was effective for interim and annual periods ending after June 15, 2009. Accordingly, American National adopted ASC 855 prospectively. The adoption of this guidance did not have a material effect on American National’s consolidated financial statements. (Refer below to ASU No. 2010-09 for related amendment of ASC 855).

On April 1, 2009, American National adopted accounting guidance contained within ASC 320, “Investments – Debt and Equity Securities” (formerly FSP FAS No.115-2/124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”), (“ASC 320”). This guidance required entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which management asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors (the “non-credit loss”) is recorded in other comprehensive income (loss). ASC 320 was effective for interim and annual periods ending after June 15, 2009. As of the beginning of the interim period of adoption, ASC 320 required a cumulative-effect adjustment to reclassify the non-credit component of previously recognized OTTI losses from retained earnings to other comprehensive loss. Upon adoption of ASC 320, a cumulative-effect adjustment of $50,411,000, net of taxes, was recorded as an adjustment to retained earnings with a corresponding adjustment to accumulated other comprehensive income.

On April 1, 2009, American National adopted accounting guidance contained within ASC 820, “Fair Value Measurements and Disclosures” (formerly FSP FAS No.157-4, “Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”), (“ASC 820”). Under this guidance, if an entity determines that there has been a significant decrease in the volume and level of activity for an asset or liability in relation to the normal market activity for the asset or liability (or similar assets or liabilities), and then transactions or quoted prices may not accurately reflect fair value. In addition, if there is evidence that, the transaction for the asset or liability is not orderly; the entity shall place little, if any weight on that transaction price as an indicator of fair value. ASC 820 was effective for interim and annual periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The adoption of this guidance did not have a material effect on American National’s consolidated financial statements.

On September 30, 2009, American National adopted accounting guidance contained within ASC 105, “GAAP” (formerly FAS No.168, “The FASB ASC and the Hierarchy of GAAP — a replacement of FASB Statement No. 162”), (“ASC 105”). This guidance within ASC 105 established the FASB ASC as the source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with GAAP in the United States, superseding existing FASB, American Institute of Certified Public Accountants, EITF, and related accounting literature. This guidance was effective for financial statements issued for interim and annual periods ending after September 15, 2009. Adoption of this guidance did not have an impact on American National’s consolidated financial statements, other than changes in references from former accounting standards to ASC references.

In September 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-12, “Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, (“ASU 2009-12”) which amended ASC 820. ASU 2009-12 provided additional guidance on using the net asset value per share, as provided by an investee, when estimating the fair value of an alternate investment that does not have a readily determinable fair value as well as enhanced the disclosures concerning these investments. Examples of alternate investments, within the scope of ASU 2009-12, included investments in hedge funds and private equity, real estate, and venture capital partnerships. ASU 2009-12 was effective for interim and annual periods ending after December 15, 2009. Accordingly, American National adopted ASU 2009-12 on December 31, 2009. The adoption of ASU 2009-12 did not have a material effect on American National’s consolidated financial statements.

In August 2009, the FASB issued ASU No. 2009-05, “Measuring Liabilities at Fair Value”, (“ASU 2009-05”) which amends ASC 820. ASU 2009-05 provided clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following methods: 1) a valuation technique that uses a) the quoted price of the identical liability when traded as an asset or b) quoted prices for similar liabilities or similar liabilities when traded as assets and/or 2) a valuation technique that is consistent with the principles of ASC 820 (e.g. an income approach or market approach). ASU 2009-05 also clarified that when estimating the fair value of a liability, a reporting entity is not required to adjust for the inclusion of inputs relating to the existence of transfer restrictions on that liability. ASU 2009-05 was effective for interim and annual periods beginning after September 30, 2009. Accordingly, American National adopted ASU 2009- 05 on October 1, 2009. The adoption of ASU 2009-05 did not have a material effect on American National’s consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-02, “Accounting and Reporting for Decreases in Ownership of a Subsidiary – A Scope Clarification”, (“ASU 2010-02”) which amends ASC 810 – Consolidations (“ASC 810”). ASU 2010-02 changed ASC 810 by excluding some dispositions of not-for-profit activities and assets sales such as in-substance real estate from its scope. This guidance also required expanded disclosures about changes in ownership of subsidiaries. ASU 2010-02 was effective for annual and interim periods that commenced at the beginning of the first reporting period ending after December 15, 2009. Accordingly, this guidance was adopted on January 1, 2010 and did not have a material effect on American National’s consolidated financial statements.

In February 2010, the FASB issued ASU No. 2010-09, “Subsequent Events”, (“ASU 2010-09”) which amends ASC 855 – Subsequent Events (“ASC 855”). ASU 2010-09 amended ASC 855 by removing the requirement for an entity that files or furnishes financial statements with the SEC to disclose a date through which subsequent events have been evaluated in both originally issued and restated financial statements. This ASU removed potential conflicts with the SEC’s guidance. ASU 2010-09 was effective upon its issuance. Accordingly, this guidance was adopted on February 28, 2010 and did not have a material effect on American National’s consolidated financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In June 2009, the FASB issued ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (formerly FAS No. 167, “Amendments to FASB Interpretation No. 46R”), (“ASU 2009-17”) which amended ASC 810. ASU 2009-17 pertains to the consolidation of variable interest entities and requires an analysis to be performed to determine whether a variable interest gives the entity a controlling financial interest in a variable interest entity. This standard requires an ongoing reassessment and eliminates the quantitative approach previously required for determining whether an entity is the primary beneficiary. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009. Accordingly, American National will adopt this guidance effective January 1, 2010 and is currently evaluating the impact of its adoption on its consolidated financial statements.

In June 2009, the FASB issued ASU No. 2009-16, “Accounting for Transfers of Financial Assets” (formerly FAS No. 166, “Accounting for Transfers of Financial Assets”), and (“ASU 2009-16”) which amends ASC 860. ASU 2009-16 requires enhanced disclosure about transfers of financial assets when companies have continuing exposure to the risk related to transferred financial assets. It eliminates the concept of a qualifying special purpose entity and changes the requirements for derecognizing financial assets. This guidance is effective for interim and annual reporting periods beginning after November 15, 2009. Accordingly, American National will adopt this guidance effective January 1, 2010 and is currently evaluating the impact of its adoption on its consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements”, (“ASU 2010-06”) which amends ASC 820. ASU 2010-06 was issued to improve and expand fair value disclosures. Newly required disclosures are as follows: 1) provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy established by ASC 820; 2) provide a reconciliation of purchases, sales, issuance, and settlements of anything valued with a Level 3 method; and 3) provide fair value disclosures for each class of assets and liabilities. This guidance is effective for interim and annual reporting periods that begin after December 15, 2010. Accordingly, American National will adopt this guidance on January 1, 2010 and is currently evaluating the impact of its adoption on its consolidated financial statements.

3.	INVESTMENTS

The amortized cost and estimated fair values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2009
Debt securities
Bonds held-to-maturity:
U.S. treasury and other U.S. government
corporations and agencies	$21,222	$183	$(58)	$21,347
States of the U.S. and political subdivisions
of the states	240,403	8,619	(1,144)	247,878
Foreign governments	28,997	3,606	-	32,603
Corporate debt securities	6,390,377	327,535	(73,856)	6,644,056
Residential mortgage backed securities	693,178	24,650	(21,856)	695,972
Commercial mortgage backed securities	33,128	-	(23,941)	9,187
Collateralized debt securities	9,627	85	(1,036)	8,676
Other debt securities	44,779	2,009	(31)	46,757
Total bonds held-to-maturity	$7,461,711	$366,687	$(121,922)	$7,706,476

Bonds available-for-sale:
U.S. treasury and other U.S. government
corporations and agencies	3,438	448	-	3,886
States of the U.S. and political subdivisions
of the states	540,210	18,869	(1,044)	558,035
Foreign governments	5,000	1,188	-	6,188
Corporate debt securities	3,196,202	126,742	(69,932)	3,253,012
Residential mortgage backed securities	353,729	8,507	(6,671)	355,565
Collateralized debt securities	23,064	983	(1,553)	22,494
Other debt securities	14,401	225	(256)	14,370
Total bonds available-for-sale	$4,136,044	$156,962	$(79,456)	$4,213,550

Total debt securities	$11,597,755	$523,649	$(201,378)	$11,920,026

Marketable equity securities
Common stock:
Consumer goods	129,363	47,093	(2,336)	174,120
Energy and utilities	83,284	42,939	(1,453)	124,770
Finance	118,622	40,296	(2,174)	156,744
Healthcare	81,454	29,767	(1,100)	110,121
Industrials	58,900	28,887	(357)	87,430
Information technology	102,171	48,413	(422)	150,162
Materials	17,875	7,317	(22)	25,170
Telecommunication services	32,272	8,118	(355)	40,035
Mutual funds	59,853	6,426	(77)	66,202
Total common stock	$683,794	$259,256	$(8,296)	$934,754
Preferred stock	35,359	5,269	(4,911)	35,717
Total marketable equity securities	$719,153	$264,525	$(13,207)	$970,471

Total investments in securities	$12,316,908	$788,174	$(214,585)	$12,890,497

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2008
Debt securities
Bonds held-to-maturity:
U.S. treasury and other U.S. government
corporations and agencies	$11,484	$346	$-	$11,830
States of the U.S. and political subdivisions
of the states	155,420	4,485	(1,611)	158,294
Foreign governments	28,975	3,481	-	32,456
Corporate debt securities	5,602,250	48,963	(532,544)	5,118,669
Residential mortgage backed securities	735,025	13,557	(39,288)	709,294
Commercial mortgage backed securities	32,110	-	(24,368)	7,742
Collateralized debt securities	39,768	330	(5,274)	34,824
Other debt securities	76,805	81	(1,292)	75,594
Total bonds held-to-maturity	$6,681,837	$71,243	$(604,377)	$6,148,703

Bonds available-for-sale:
U.S. treasury and other U.S. government
corporations and agencies	3,462	900	-	4,362
States of the U.S. and political subdivisions
of the states	591,405	6,281	(19,477)	578,209
Foreign governments	5,000	2,332	-	7,332
Corporate debt securities	3,195,355	29,053	(441,400)	2,783,008
Residential mortgage backed securities	427,460	4,355	(14,618)	417,197
Collateralized debt securities	25,649	133	(4,710)	21,072
Other debt securities	11,229	-	(1,572)	9,657
Total bonds available-for-sale	$4,259,560	$43,054	$(481,777)	$3,820,837

Total debt securities	$10,941,397	$114,297	$(1,086,154)	$9,969,540

Marketable equity securities
Common stock:
Consumer goods	159,068	23,558	(15,093)	167,533
Energy and utilities	97,103	25,105	(8,889)	113,319
Finance	128,866	17,824	(13,048)	133,642
Healthcare	94,807	21,076	(6,380)	109,503
Industrials	72,360	10,786	(9,618)	73,528
Information technology	111,976	7,910	(15,207)	104,679
Materials	30,725	1,685	(6,886)	25,524
Telecommunication services	39,171	5,359	(3,840)	40,690
Mutual funds	86,832	2,389	(4,109)	85,112
Total common stock	$820,908	$115,692	$(83,070)	$853,530
Preferred stock	60,718	3,609	(15,505)	48,822
Total marketable equity securities	$881,626	$119,301	$(98,575)	$902,352

Total investments in securities	$11,823,023	$233,598	$(1,184,729)	$10,871,892

Debt securities

The amortized costs and estimated fair value, by contractual maturity, of debt securities at December 31, 2009, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Bonds Held-to-Maturity		Bonds Available-for-Sale
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due in one year or less	$147,317	$147,303	$207,074	$211,138
Due after one year through five years	3,445,659	3,609,070	1,948,476	1,990,220
Due after five years through ten years	3,130,532	3,208,615	1,426,738	1,453,903
Due after ten years	732,353	736,915	543,479	549,006
	$7,455,861	$7,701,903	$4,125,767	$4,204,267

Without single maturity date	5,850	4,573	10,277	9,283

Total	$7,461,711	$7,706,476	$4,136,044	$4,213,550

Available-for-sale securities are sold throughout the year for various reasons. Proceeds from the disposals of these securities, with the realized gains and losses, are shown below (in thousands).

	2009	2008	2007

Proceeds from sales of available-for-sale securities	$265,732	$135,623	$166,493
Gross realized gains	42,101	22,496	34,033
Gross realized losses	(11,351)	(31,304)	(2,069)

In 2009, securities with amortized costs of $4,222,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $407,330 was established at the time of the transfer.

In 2008, securities with amortized costs of $91,418,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $67,383,000 was established at the time of the transfer.

In 2007, securities with amortized costs of $27,239,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $98,000 was established at the time of the transfer.

All gains and losses were determined using specific identification of the securities sold.

In accordance with various government and state regulations, American National and its wholly-owned insurance subsidiaries had bonds with amortized costs of $35,822,000 at December 31, 2009, on deposit with appropriate regulatory authorities.

Derivative Instruments

American National purchases derivative contracts (equity indexed options) that serve as economic hedges against fluctuations in the equity markets to which equity indexed annuity products are exposed. Equity indexed annuities include a fixed host annuity contract and an embedded equity derivative. These derivative instruments are not accounted for as hedging under accounting rules. The following tables detail the estimated fair value amounts and the gain or loss on derivatives related to equity indexed annuities (in thousands):

Derivatives Not Designated as Hedging Instruments	Location of Asset (Liability) Reported in the Statements of Financial Position	Estimated Fair Value
		For the Years Ended December 31,
		2009	2008
Equity indexed options	Other invested assets	$32,801	$6,157
Equity indexed annuity embedded derivative	Future policy benefits - Annuity	$(22,487)	$(6,208)

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in the Statements of Operations	Amount of Gain (Loss) Recognized in Income on Derivatives
		For the Years Ended December 31,
		2009	2008	2007

Equity indexed options	Investment income	$5,380	$(24,400)	$(141)
Equity indexed annuity embedded derivative	Policy benefits - Annuity	$(8,138)	$23,184	$434

Unrealized gains and (losses) on securities

Unrealized gains (losses) on marketable equity securities and bonds available-for-sale, presented in the stockholders’ equity section of the consolidated statements of financial position, are net of deferred tax (benefit) expense of $101,408,000, $(84,029,000), and $101,244,000 for 2009, 2008, and 2007, respectively.

The change in the net unrealized gains (losses) on investments for the years ended December 31, are summarized as follows (in thousands):

	2009	2008	2007

Bonds available-for-sale	$516,229	$(393,429)	$(4,443)
Preferred stocks	12,254	(3,359)	(9,544)
Common stocks	218,338	(295,988)	11,161
Amortization of deferred policy acquisition costs	(215,294)	164,937	3,080
	531,527	(527,839)	254
Provision (benefit) for federal income taxes	185,700	(185,273)	130
	$345,827	$(342,566)	$124
Change in unrealized gains (losses) of investments
attributable to participating policyholders' interest	(13,140)	10,738	144

Impact of adoption of "Recognition and Presentation of Other-
Than-Temporary Impairments," FASB ASC Topic 320	50,411
Total	$383,098	$(331,828)	$268

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2008, are summarized as follows (in thousands):

	Less than 12 months		12 Months or more		Total
December 31, 2009	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Debt securities
Bonds held-to-maturity:
U.S. Treasury and other U.S. government
corporations and agencies	$58	$6,387	$-	$-	$58	$6,387
States of the U.S. and political subdivisions
of the states	666	24,819	478	5,849	1,144	30,668
Corporate debt securities	12,602	543,459	61,254	700,718	73,856	1,244,177
Residential mortgage backed securities	445	23,750	21,411	182,315	21,856	206,065
Commercial mortgage backed securities	-	-	23,941	9,187	23,941	9,187
Collateralized debt securities	53	2,844	983	2,310	1,036	5,154
Other debt securities	31	3,428	-	-	31	3,428
Total bonds held-to-maturity	$13,855	$604,687	$108,067	$900,379	$121,922	$1,505,066

Bonds available-for-sale:
States of the U.S. and political subdivisions
of the states	520	58,622	524	18,941	1,044	77,563
Corporate debt securities	13,340	318,569	56,592	506,881	69,932	825,450
Residential mortgage backed securities	2,273	49,066	4,398	36,649	6,671	85,715
Collateralized debt securities	269	1,313	1,284	9,077	1,553	10,390
Other debt securities	256	9,947	-	-	256	9,947
Total bonds available-for-sale	$16,658	$437,517	$62,798	$571,548	$79,456	$1,009,065

Total debt securities	$30,513	$1,042,204	$170,865	$1,471,927	$201,378	$2,514,131

Marketable equity securities
Common stock:
Consumer goods	837	5,838	1,499	14,900	2,336	20,738
Energy and utilities	296	7,949	1,157	7,006	1,453	14,955
Finance	1,712	29,515	462	3,881	2,174	33,396
Healthcare	464	6,124	636	5,316	1,100	11,440
Industrials	163	2,567	194	1,678	357	4,245
Information technology	358	2,583	64	533	422	3,116
Materials	19	453	3	45	22	498
Telecommunications services	232	3,188	123	2,542	355	5,730
Mutual funds	77	4,372	-	-	77	4,372
Total common stock	$4,158	$62,589	$4,138	$35,901	$8,296	$98,490
Preferred stock	21	4,169	4,890	15,210	4,911	19,379
Total marketable equity securities	$4,179	$66,758	$9,028	$51,111	$13,207	$117,869

Total investments in securities	$34,692	$1,108,962	$179,893	$1,523,038	$214,585	$2,632,000

	Less than 12 months		12 Months or more		Total
December 31, 2008	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Debt securities
Bonds held-to-maturity:
States of the U.S. and political subdivisions
of the states	$1,571	$21,104	$40	$383	$1,611	$21,487
Corporate debt securities	280,110	2,685,787	252,434	928,186	532,544	3,613,973
Residential mortgage backed securities	31,471	186,404	7,817	50,425	39,288	236,829
Commercial mortgage backed securities	24,368	7,742	-	-	24,368	7,742
Collateralized debt securities	613	4,785	4,661	23,844	5,274	28,629
Other debt securities	1,292	9,566	-	-	1,292	9,566
Total bonds held-to-maturity	$339,425	$2,915,388	$264,952	$1,002,838	$604,377	$3,918,226

Bonds available-for-sale:
States of the U.S. and political subdivisions
of the states	15,383	274,191	4,094	35,295	19,477	309,486
Corporate debt securities	247,590	1,683,287	193,810	643,327	441,400	2,326,614
Residential mortgage backed securities	8,067	102,382	6,551	51,327	14,618	153,709
Collateralized debt securities	1,822	10,295	2,888	8,529	4,710	18,824
Other debt securities	1,572	9,657	-	-	1,572	9,657
Total bonds available-for-sale	$274,434	$2,079,812	$207,343	$738,478	$481,777	$2,818,290

Total debt securities	$613,859	$4,995,200	$472,295	$1,741,316	$1,086,154	$6,736,516

Marketable equity securities
Common stock:
Consumer goods	13,717	66,398	1,376	5,014	15,093	71,412
Energy and utilities	8,203	24,909	686	2,818	8,889	27,727
Finance	12,729	49,150	319	1,190	13,048	50,340
Healthcare	5,177	29,429	1,203	5,826	6,380	35,255
Industrials	9,496	23,880	122	593	9,618	24,473
Information technology	13,859	57,237	1,348	2,583	15,207	59,820
Materials	6,665	15,164	221	456	6,886	15,620
Telecommunications services	3,838	16,570	2	7	3,840	16,577
Mutual funds	4,107	16,775	2	6	4,109	16,781
Total common stock	$77,791	$299,512	$5,279	$18,493	$83,070	$318,005
Preferred stock	1,238	7,853	14,267	31,835	15,505	39,688
Total marketable equity securities	$79,029	$307,365	$19,546	$50,328	$98,575	$357,693

Total investments in securities	$692,888	$5,302,565	$491,841	$1,791,644	$1,184,729	$7,094,209

For all investment securities, including those securities in an unrealized loss position for 12 months or more, American National performs a quarterly analysis to determine if an other-than-temporary impairment loss should be recorded for any securities. As of December 31, 2009, the securities above did not meet the criteria for other-than-temporary impairment. Even though the duration of the unrealized losses on the securities exceeds one year, American National maintains the intent and ability to hold the security until its value recovers.

Bonds

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. At December 31, the unrealized losses on securities that were not impaired were the result of credit spread widening and significant liquidity discounts in an illiquid market. There were no delinquent coupon payments attributed to the bond portfolio at December 31, 2009. American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired. However, it is possible that the investee’s ability to meet future contractual obligations may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

Marketable equity securities

American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where a market price recovery is not expected in the near term. All securities, which have an unrealized loss, are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery. However, it is possible that the investee’s ability to perform in the future may be different from what American National determined during its analysis, which may lead to a different impairment conclusion in future periods.

Mortgage loans

In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of up to 75% on newly funded mortgage loans. As of December 31, 2009, mortgage loans have fixed rates from 5.15% to 12.00%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 6 months to 30 years.

American National has investments in first lien mortgage loans on real estate with carrying values of $2,229,659,000 and $1,877,053,000 at December 31, 2009 and 2008, respectively. Non-performing loans, on which valuation allowances were established, totaled $13,691,000 and $13,824,000 at December 31, 2009 and 2008, respectively. The valuation allowances on those loans totaled $1,793,000 at December 31, 2009 and 2008.

Policy loans

All of American National’s policy loans carried interest rates ranging from 4.5% to 8.0% at December 31, 2009.

Net investment income and realized investments gains (losses)

Net investment income and realized investments gains (losses), before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

	Net Investment Income			Realized Investments Gains/(Losses)
	2009	2008	2007	2009	2008	2007

Bonds	$627,236	$623,356	$620,035	$(9,954)	$8,531	$1,455
Preferred stocks	3,419	5,687	4,561	(1,590)	(5,307)	-
Common stocks	23,324	28,977	27,002	36,792	(8,524)	29,990
Mortgage loans	141,124	118,067	103,627	-	-	-
Real estate	122,603	114,198	126,926	1,523	1,750	18,563
Options	5,380
Other invested assets	41,165	12,123	40,994	269	(5,977)	(40)
	964,251	902,408	923,145	27,040	(9,527)	49,968
Investment expenses	(124,146)	(106,231)	(110,176)	-	-	-
Increase in valuation
allowances	-	-	-	(3,794)	(3,146)	(1,775)
Total	$840,105	$796,177	$812,969	$23,246	$(12,673)	$48,193

Other-than-temporary impairments

The following tables summarize other-than-temporary impairments for the periods indicated (in thousands):

	Year Ended December 31,
	2009	2008	2007

Bonds	$(10,046)	$(165,803)	$(1,089)
Stocks	(69,057)	(199,748)	(6,077)
Mortgage loans	(1,647)	(740)	-
Real estate	(10,550)	(745)	-
Other invested assets	(7,643)	-	-
Total	$(98,943)	$(367,036)	$(7,166)

As discussed in Note 2, certain OTTI losses on bonds are bifurcated into two components: credit losses and non-credit losses. The net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the bond and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the bond prior to impairment. Any remaining difference between the bond’s fair value and amortized cost (“non-credit loss impairments”) is recognized in other comprehensive income.

All other-than-temporary impairments recognized on bonds were entirely comprised of credit losses; therefore, during the twelve months ended December 31, 2009, no non-credit loss was recognized in other comprehensive income.

4.	CREDIT RISK MANAGEMENT

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds

Management believes American National’s bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December 31, 2009 and 2008 is summarized as follows:

	2009	2008

AAA	12%	17%
AA+	2%	1%
AA	2%	6%
AA-	5%	4%
A+	8%	11%
A	14%	16%
A-	14%	13%
BBB+	13%	11%
BBB	16%	12%
BBB-	8%	4%
BB+ and below	6%	5%
Total	100%	100%

Common stock

American National’s common stock portfolio by market sector distribution at December 31 is summarized as follows:

	2009	2008

Consumer goods	19%	20%
Financials	17%	16%
Information technology	16%	13%
Energy and utilities	13%	13%
Healthcare	12%	13%
Industrials	9%	8%
Mutual funds	7%	10%
Communications	4%	5%
Materials	3%	2%
Total	100%	100%

Mortgage loans and investment real estate

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

	Mortgage Loans		Investment Real Estate
	2009	2008	2009	2008

Office buildings	31%	30%	15%	18%
Industrial	28%	25%	37%	45%
Shopping centers	19%	21%	19%	23%
Hotels and motels	15%	17%	2%	2%
Other	4%	4%	16%	11%
Commercial	3%	3%	11%	1%
Total	100%	100%	100%	100%

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and investment real estate investments by geographic distribution at December 31 are as follows:

	Mortgage Loans		Investment Real Estate
	2009	2008	2009	2008

West South Central	22%	22%	58%	64%
East North Central	20%	22%	8%	6%
South Atlantic	20%	17%	13%	16%
Pacific	10%	13%	2%	2%
Middle Atlantic	8%	10%	10%	0%
Mountain	6%	5%	1%	1%
East South Central	6%	4%	7%	10%
New England	4%	5%	0%	0%
West North Central	4%	2%	1%	1%
Total	100%	100%	100%	100%

5.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at December 31 are as follows (in thousands):

	December 31, 2009		December 31, 2008
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Fixed maturities
Held-to-maturity:
U.S. treasury and other U.S. government
corporations and agencies	$21,222	$21,347	$11,484	$11,830
States of the U.S. and political subdivisions
of the states	240,403	247,878	155,420	158,294
Foreign governments	28,997	32,603	28,975	32,456
Corporate debt securities	6,390,377	6,644,056	5,602,250	5,118,669
Residential mortgage backed securities	693,178	695,972	735,025	709,294
Commercial mortgage backed securities	33,128	9,187	32,110	7,742
Collateralized debt securities	9,627	8,676	39,768	34,824
Other debt securities	44,779	46,757	76,805	75,594
Total fixed maturities, held-to-maturity	$7,461,711	$7,706,476	$6,681,837	$6,148,703
Available-for-sale:
U.S. treasury and other U.S. government
corporations and agencies	3,886	3,886	4,362	4,362
States of the U.S. and political subdivisions
of the states	558,035	558,035	578,209	578,209
Foreign governments	6,188	6,188	7,332	7,332
Corporate debt securities	3,253,012	3,253,012	2,783,008	2,783,008
Residential mortgage backed securities	355,565	355,565	417,197	417,197
Collateralized debt securities	22,494	22,494	21,072	21,072
Other debt securities	14,370	14,370	9,657	9,657
Total fixed maturities, available-for-sale	$4,213,550	$4,213,550	$3,820,837	$3,820,837
Total fixed maturities	$11,675,261	$11,920,026	$10,502,674	$9,969,540
Marketable equity securities
Common stock:
Consumer goods	174,120	174,120	167,533	167,533
Energy and utilities	124,770	124,770	113,319	113,319
Finance	156,744	156,744	133,642	133,642
Healthcare	110,121	110,121	109,503	109,503
Industrials	87,430	87,430	73,528	73,528
Information technology	150,162	150,162	104,679	104,679
Materials	25,170	25,170	25,524	25,524
Mutual funds	66,202	66,202	85,112	85,112
Telecommunication services	40,035	40,035	40,690	40,690
Preferred stock	35,717	35,717	48,822	48,822
Total marketable equity securities	$970,471	$970,471	$902,352	$902,352
Options	32,801	32,801	6,157	6,157
Mortgage loans on real estate, net of allowance	2,229,659	2,267,157	1,877,053	1,891,895
Policy loans	364,354	364,354	354,398	354,398
Short-term investments	636,823	636,823	295,170	295,170
Total financial assets	$15,909,369	$16,191,632	$13,937,804	$13,419,512
Financial liabilities:
Investment contracts	7,828,243	7,828,243	6,626,561	6,626,561
Liability for embedded derivatives of
equity indexed annuities	22,487	22,487	6,208	6,208
Notes payable	73,842	73,842	111,922	111,922
Total financial liabilities	$7,924,572	$7,924,572	$6,744,691	$6,744,691

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities. American National defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

American National has analyzed the third-party pricing services valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3.

American National utilizes a pricing service to estimate fair value measurements for approximately 99.0% of fixed maturity securities. The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Since fixed maturities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, the pricing service uses an Option Adjusted Spread model to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, relevant credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on the asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

American National has reviewed the inputs and methodology used by the pricing service and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review of the pricing services methodology confirms the service is utilizing information from organized transactions or a technique that represents a market participant’s assumptions. American National does not adjust quotes received by the pricing service.

The pricing service utilized by American National has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available. If the pricing service discontinues pricing an investment, American National would be required to produce an estimate of fair value using some of the same methodologies as the pricing service, but would have to make assumptions for market-based inputs that are unavailable due to market conditions.

The fair value estimates of most fixed maturity investments including municipal bonds are based on observable market information rather than market quotes. Accordingly, the estimates of fair value for such fixed maturities provided by the pricing service are included in the amount disclosed in Level 2 of the hierarchy.

Additionally, American National holds a small amount of fixed maturities that have characteristics that make them unsuitable for matrix pricing. For these fixed securities, a quote from a broker (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate that the price is indicative only, American National includes these fair value estimates in Level 3. The pricing of certain private placement debt also includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread, and are classified in Level 3.

For public common and preferred stocks, American National receives prices from a nationally recognized pricing service that are based on observable market transactions and these securities are disclosed in Level 1. For certain, preferred stock held, current market quotes in active markets are unavailable. In these instances, American National receives an estimate of fair value from the pricing service that provides fair value estimates for the fixed maturity securities. The service utilizes some of the same methodologies to price the preferred stocks as it does for the fixed maturities. These estimates for equity securities are disclosed in Level 2.

Some assets and liabilities do not fit the hierarchical model for determining fair value. For policy loans, the carrying amount approximates their fair value, because the policy loans cannot be separated from the policy contract. The fair value of investment contract liabilities is determined in accordance with GAAP rules on insurance products and is estimated using a discounted cash flow model, assuming the companies’ current interest rates on new products. The carrying value for these contracts approximates their fair value. The carrying amount for notes payable approximates their fair value.

The following tables provide quantitative disclosures regarding fair value hierarchy measurements of our financial assets and liabilities at December 31, 2009 and 2008 (in thousands):

		Fair Value Measurement at December 31, 2009 Using:

	Fair Value at December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Fixed maturities
Held-to-maturity:
U.S. treasury and other U.S. government
corporations and agencies	$21,347	$-	$21,347	$-
States of the U.S. and political subdivisions
of the states	247,878	-	247,878	-
Foreign governments	32,603	-	32,603	-
Corporate debt securities	6,644,056	-	6,635,387	8,669
Residential mortgage backed securities	695,972	-	692,702	3,270
Commercial mortgage backed securities	9,187	-	9,187	-
Collateralized debt securities	8,676	-	624	8,052
Other debt securities	46,757	-	46,757	-
Total fixed maturities, held-to-maturity	$7,706,476	$-	$7,686,485	$19,991
Available-for-sale:
U.S. treasury and other U.S. government
corporations and agencies	3,886	-	3,886	-
States of the U.S. and political subdivisions
of the states	558,035	-	558,035	-
Foreign governments	6,188	-	6,188	-
Corporate debt securities	3,253,012	-	3,238,004	15,008
Residential mortgage backed securities	355,565	-	355,548	17
Collateralized debt securities	22,494	-	21,138	1,356
Other debt securities	14,370	-	14,370	-
Total fixed maturities, available-for-sale	$4,213,550	$-	$4,197,169	$16,381
Total fixed maturities	$11,920,026	$-	$11,883,654	$36,372
Marketable equity securities
Common stock:
Consumer goods	174,120	174,120	-	-
Energy and utilities	124,770	124,770	-	-
Finance	156,744	156,744	-	-
Healthcare	110,121	110,121	-	-
Industrials	87,430	87,430	-	-
Information technology	150,162	150,162	-	-
Materials	25,170	25,170	-	-
Mutual funds	66,202	66,202	-	-
Telecommunication services	40,035	40,035	-	-
Preferred stock	35,717	35,123	-	594
Total marketable equity securities	$970,471	$969,877	$-	$594
Options	32,801	-	-	32,801
Mortgage loans on real estate, net of allowance	2,267,157	-	2,267,157	-
Short-term investments	636,823	-	636,823	-
Total financial assets	$15,827,278	$969,877	$14,787,634	$69,767
Financial liabilities:
Liability for embedded derivatives of
equity indexed annuities	22,487	-	-	22,487
Total financial liabilities	$22,487	$-	$-	$22,487

		Fair Value Measurement at December 31, 2008 Using:

	Fair Value at December 31, 2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Fixed maturities
Held-to-maturity:
U.S. treasury and other U.S. government
corporations and agencies	$11,830	$-	$11,830	$-
States of the U.S. and political subdivisions
of the states	158,294	-	158,294	-
Foreign governments	32,456	-	32,456	-
Corporate debt securities	5,118,669	-	5,111,068	7,601
Residential mortgage backed securities	709,294	-	705,491	3,803
Commercial mortgage backed securities	7,742	-	7,742	-
Collateralized debt securities	34,824	-	26,117	8,707
Other debt securities	75,594	-	75,584	10
Total fixed maturities, held-to-maturity	$6,148,703	$-	$6,128,582	$20,121
Available-for-sale:
U.S. treasury and other U.S. government
corporations and agencies	4,362	-	4,362	-
States of the U.S. and political subdivisions
of the states	578,209	-	578,209	-
Foreign governments	7,332	-	7,332	-
Corporate debt securities	2,783,008	-	2,752,640	30,368
Residential mortgage backed securities	417,197	-	407,753	9,444
Commercial mortgage backed securities	-	-	-	-
Collateralized debt securities	21,072	-	18,062	3,010
Other debt securities	9,657	-	9,657	-
Total fixed maturities, available-for-sale	$3,820,837	$-	$3,778,015	$42,822
Total fixed maturities	$9,969,540	$-	$9,906,597	$62,943
Marketable equity securities
Common stock:
Consumer goods	167,533	167,533	-	-
Energy and utilities	113,319	113,319	-	-
Finance	133,642	133,642	-	-
Healthcare	109,503	109,503	-	-
Industrials	73,528	73,528	-	-
Information technology	104,679	104,679	-	-
Materials	25,524	25,524	-	-
Mutual funds	85,112	85,112	-	-
Telecommunication services	40,690	40,690	-	-
Preferred stock	48,822	27,566	-	21,256
Total marketable equity securities	$902,352	$881,096	$-	$21,256
Options	6,157	-	-	6,157
Mortgage loans on real estate, net of allowance	1,891,895	-	1,891,895	-
Short-term investments	295,170	-	295,170	-
Total financial assets	$13,065,114	$881,096	$12,093,662	$90,356
Financial liabilities:
Liability for embedded derivatives of
equity indexed annuities	6,208	-	-	6,208
Total financial liabilities	$6,208	$-	$-	$6,208

For assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period, a reconciliation of the beginning and ending balances, is as follows (in thousands):

Fair Value Measurements Using
Significant Unobservable Inputs
Level 3 Totals

Beginning balance - January 1, 2009	$84,148
Net gains included in other comprehensive income	9,022
Net gain (loss) for derivatives included in net investment income	(18,267)
Purchases, sales, and settlements of derivatives (net)	21,413
Transfers into Level 3	175
Transfers out of Level 3	(49,211)
Ending balance - December 31, 2009	$47,280

There were no unrealized losses for the twelve months ended December 31, 2009 of Level 3 assets. The unrealized gains in Level 3 assets at December 31, 2009 were $9,022,000.

The transfers into Level 3 were the result of securities no longer being priced by the third-party pricing service. As the securities were priced by a third-party service, inputs were used that are observable or derived from market data, which resulted in classification of these assets as Level 2. In accordance with American National’s pricing methodology, these securities are being valued with similar techniques as the pricing service; however, the Company developed data is used in the process, which results in unobservable inputs, and a corresponding transfer into Level 3. The transfers out of level 3 were comprised of $24.4 million of sales, $13.6 million of maturities, and $11.2 million of transfers into Level 2.

6. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2009, 2008, and 2007 are summarized as follows (in thousands):

	Life	Accident	Property
	& Annuity	& Health	& Casualty	Total

Balance at December 31, 2006	$981,035	$85,666	$121,178	$1,187,879
Additions	216,660	18,735	232,138	467,533
Amortization	(156,017)	(24,508)	(224,499)	(405,024)
Effect of change in unrealized gains
on available-for-sale securities	3,080	-	-	3,080
Net changes	63,723	(5,773)	7,639	65,589
Acquisitions	(2,170)	-		(2,170)
Foreign exchange effect	(13)	-		(13)
Balance at December 31, 2007	$1,042,575	$79,893	$128,817	$1,251,285
Additions	225,575	22,762	243,005	491,342
Amortization	(162,884)	(27,785)	(233,336)	(424,005)
Effect of change in unrealized gains
on available-for-sale securities	164,937	-	-	164,937
Net changes	227,628	(5,023)	9,669	232,274
Acquisitions	(729)	-	-	(729)
Foreign exchange effect	(166)	-	-	(166)
Balance at December 31, 2008	$1,269,308	$74,870	$138,486	$1,482,664
Additions	203,930	16,729	256,758	477,417
Amortization	(143,453)	(21,746)	(248,607)	(413,806)
Effect of change in unrealized losses
on available-for-sale securities	(215,294)	-	-	(215,294)
Net changes	(154,817)	(5,017)	8,151	(151,683)
Balance at December 31, 2009	$1,114,491	$69,853	$146,637	$1,330,981

2009 Premiums	$504,814	$309,701	$1,159,509	$1,974,024
2008 Premiums	$415,586	$290,883	$1,182,026	$1,888,495
2007 Premiums	$538,641	$283,765	$1,177,217	$1,999,623
Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

The amounts for the present value of future profits resulting from the acquisition of life insurance portfolios have been accounted for in accordance with ASC 944-20-99-2 and are immaterial in all periods presented.

Prior to its sale (see Note 17), acquisition costs for American National’s Mexican subsidiary were maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance was due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference was reported in the shareholders’ equity section of the consolidated statements of financial position.

7.      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

American National establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon American National’s experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 3% to 8%.

Future policy benefit liabilities for acquired participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 2.5% to 5.5%) and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends. Participating business represented approximately 9% of American National’s life insurance in-force at December 31, 2009.

Future policy benefit liabilities for individual fixed annuities after annuitization are equal to the present value of expected future payments. The interest rate used in establishing such liabilities is 5% for all policies in-force.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3.5% to 8%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 7.5%.

Liabilities for unpaid claims and claim expenses for property and casualty insurance are included in the liability for policy and contract claims and represent the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon American National’s historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Liabilities for universal life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. American National regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor’s experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

American National periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2.5% to 5.5% (some annuities also offer a first year bonus ranging from 1% to 8%), less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

8.	LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health and property and casualty unpaid claims and claim adjustment expenses is summarized as shown below (in thousands):

	2009	2008	2007

Balance at January 1	$1,310,272	$1,256,698	$1,308,603
Less reinsurance recoverables	377,692	363,140	421,737
Net beginning balance	932,580	893,558	886,866
Incurred related to:
Current	1,139,481	1,158,452	1,073,249
Prior years	(30,623)	(43,045)	(93,524)
Total incurred	1,108,858	1,115,407	979,725
Paid related to:
Current	690,085	709,705	636,234
Prior years	407,129	366,680	336,799
Total paid	1,097,214	1,076,385	973,033
Net balance at December 31	944,224	932,580	893,558
Plus reinsurance recoverables	279,987	377,692	363,140
Balance at December 31	$1,224,211	$1,310,272	$1,256,698

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

The potential uncertainty generated by volatility in loss development profiles is adjusted for through the selection of loss development factor patterns for each line of insurance. The net and gross reserve calculations have shown redundancies for the last several year-ends as a result of losses emerging favorably compared to what was implied by the loss development patterns used in the original estimation of losses in prior years. Estimates for ultimate incurred losses and loss adjustment expenses attributable to insured events of prior years decreased by approximately $31,000,000 in 2009 and $43,000,000 in 2008.

9.	REINSURANCE

As is customary in the insurance industry, American National reinsures portions of certain insurance policies written, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one life insurance company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,325,000.

For Property and Casualty, American National retains the first $1 million of loss per risk, reinsurance then covers the next $5 million of property and liability losses per risk. Additional excess property per risk coverage is purchased to cover risks up to $15 million, and excess casualty cash coverage is maintained to cover losses up to $50 million. Corporate catastrophe coverage is also in place for up to a $500 million event.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2009, amounts recoverable from reinsurers with a carrying value of $25,119,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these reinsurers totaling $23,319,000. This collateral is in the form of custodial accounts controlled by the Company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National had amounts receivable from reinsurers totaling $371,654,000 at December 31, 2009. Of this amount, $3,527,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes that any dispute that may arise would not have a material impact on American National’s consolidated financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

	2009	2008	2007

Direct premiums	$2,113,109	$2,117,400	$2,134,669
Reinsurance premiums assumed from other companies	182,848	215,189	176,357
Reinsurance premiums ceded to other companies	(321,933)	(444,094)	(302,650)
Net premiums	$1,974,024	$1,888,495	$2,008,376
Reinsurance recoveries	$193,529	$301,397	$198,553

Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

	2009	2008	2007

Direct life insurance in-force	$68,584,383	$68,820,212	$67,604,695
Reinsurance risks assumed from other companies	863,867	1,050,645	1,078,371
Total life insurance in-force	69,448,250	69,870,857	68,683,066
Reinsurance risks ceded to other companies	(31,347,876)	(31,241,255)	(29,635,648)
Net life insurance in-force	$38,100,374	$38,629,602	$39,047,418

10.	NOTES PAYABLE

At December 31, 2009, American National’s real estate holding companies were partners in affiliates that had notes payable to third-party lenders totaling $73,842,000, $34,297,000 of this amount is due in 2010. These notes have interest rates ranging from 5.95% to 8.07% and maturities from 2010 to 2020. Each of these notes are secured by the real estate owned through the respective affiliated entity, and American National’s liability for these notes are limited to the amount of its investment in the respective affiliate, which totaled $33,265,000 at December 31, 2009.

11.	FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate for American National to the statutory federal income tax rate is as follows (in thousands, except percentages):

	For the Years Ended December 31,
	2009		2008		2007
	Amount	Rate	Amount	Rate	Amount	Rate

Income tax (benefit) on pre-tax income	$(4,348)	35.0%	$(105,021)	35.0%	$121,536	35.0%
Tax-exempt investment income	(9,351)	75.3	(8,791)	2.9	(6,360)	(1.8)
Dividend exclusion	(8,432)	67.9	(12,028)	4.0	(6,589)	(1.9)
Miscellaneous tax credits, net	(6,963)	56.0	(5,835)	1.9	(3,862)	(1.1)
Foreign operations	-	-	-	-	1,735	0.5
Other items, net	(2,713)	21.8	9,645	(3.1)	(597)	(0.2)
Total	$(31,807)	256.0%	$(122,030)	40.7%	$105,863	30.5%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2009 and December 31, 2008 are as follows (in thousands):

	For the Years Ended December 31,
	2009	2008
DEFERRED TAX ASSETS:
Marketable securities, principally due to impairment losses	$109,650	$138,487
Marketable securities, principally due to net unrealized losses	-	146,191
Investment in real estate and other invested assets
principally due to investment valuation allowances	18,315	1,279
Policyholder funds, principally due to policy reserve discount	211,547	187,277
Policyholder funds, principally due to unearned premium reserve	31,312	30,716
Non-qualified pension	29,109	27,630
Participating policyholders' surplus	28,505	28,615
Pension	35,228	36,968
Commissions and other expenses	16,209	24,395
Tax carryforwards	8,666	623
Other assets	5,952	8,895
Gross deferred tax assets	494,493	631,076
Valuation allowance	(400)	(1,000)
Net deferred tax assets	$494,093	$630,076

DEFERRED TAX LIABILITIES:
Marketable securities, principally due to net unrealized gains	(114,861)	-
Investment in bonds, principally due to accrual of discount on bonds	(13,426)	(18,221)
Deferred policy acquisition costs, due to difference between GAAP
and tax amortization methods	(356,014)	(410,970)
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	(4,758)	(5,377)
Gross deferred tax liabilities	(489,059)	(434,568)
Total net deferred tax - asset	$5,034	$195,508

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets of the companies in the consolidated federal tax return. However, a valuation allowance has been established for one company that files a stand-alone federal tax return. The valuation allowance is not material to the Consolidated Statements of Financial Position. Also, if not utilized beforehand, American National has approximately $1,548,000 in capital loss tax carryforwards that will expire at the end of tax year 2014 and approximately $7,118,000 in ordinary loss tax carryforwards that will expire at the end of tax year 2029.

In accordance with ASC 740-10, “Accounting for Uncertainty in Income Taxes”, American National maintained a reserve for unrecognized tax benefits in 2008 and 2007. The reserve was removed during 2009 because the tax was fully settled. The reserve was included in the “Other Liabilities” line in the Consolidated Statements of Financial Position as of December 31, 2008. The change in the reserve is as follows (in thousands):

	2009	2008	2007
Unrecognized tax positions
Balance at beginning of year	$1,054	$4,618	$5,832
Tax positions related to prior years	-	-	-
Current year tax positions	-	-	-
Settlements during the year	(1,054)	(3,564)	(1,214)
Lapse in statute of limitations	-	-	-
Balance at end of year	$-	$1,054	$4,618

American National recognizes interest expense and penalties related to uncertain tax positions. Interest expense and penalties are included in the “Other operating costs and expenses” line in the Consolidated Statements of Operations. However, no interest expense was incurred as of December 31, 2009 while approximately $268,000 was recognized as of December 31, 2008. Also, no provision for penalties was established for uncertain tax positions.

Management does not believe that there are any tax benefits that could be recognized within the next twelve months that would decrease American National’s effective tax rate.

The statute of limitations for the examination of federal income tax returns by the Internal Revenue Service for years 2005 to 2008 has either been extended or has not expired. In the opinion of management, all prior year deficiencies have been paid or adequate provisions have been made for any tax deficiencies that may be upheld.

Federal income taxes netting to approximately $46,818,000 were refunded by the IRS in 2009. Federal income taxes totaling approximately $14,572,000, and $101,333,000 were paid to the Internal Revenue Service in 2008 and 2007, respectively.

12.	COMPONENTS OF COMPREHENSIVE INCOME (LOSS)

The items included in comprehensive income (loss), other than net income (loss), are unrealized gains and losses on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments and pension liability adjustments. The details on the unrealized gains and losses included in comprehensive income (loss), and the related tax effects thereon, are as follows (in thousands):

	Before	Federal
	Federal	Income Tax	Net of Federal
	Income Tax	Expense	Income Tax
December 31, 2009
Unrealized gains	$746,821	$332,846	$413,975
Less: reclassification adjustment for net losses realized in net loss	(47,503)	(16,626)	(30,877)
Net unrealized gain component of comprehensive income	$699,318	$316,220	$383,098

December 31, 2008
Unrealized losses	$(138,311)	$(48,409)	$(89,902)
Less: reclassification adjustment for net losses realized in net loss	(372,194)	(130,268)	(241,926)
Net unrealized loss component of comprehensive loss	$(510,505)	$(178,677)	$(331,828)

December 31, 2007
Unrealized losses	$(20,082)	$(7,029)	$(13,053)
Less: reclassification adjustment for net gains realized in net income	20,494	7,173	13,321
Net unrealized gain component of comprehensive income	$412	$144	$268

13.	STOCKHOLDERS’ EQUITY AND NONCONTROLLING INTERESTS

Common stock

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, 2009, 2008 and 2007 were as follows:

	2009	2008	2007
Common stock
Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	4,012,283	4,013,616	4,099,617
Restricted shares	261,334	339,001	253,000
Unrestricted outstanding shares	26,558,832	26,479,832	26,479,832

Stock-based compensation

American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Restricted Stock Units, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 2,900,000 shares, and no more than 200,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Eight awards of restricted stock have been granted, with a total of 340,334 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $3,733,000 in 2009, $2,694,000 in 2008, and $2,000,000 in 2007.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR’s give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,613,000 and $16,000 at December 31, 2009 and 2008, respectively. Compensation expense or (income) was recorded totaling $1,997,000, $(1,777,000), and $1,376,000 for the years ended December 31, 2009, 2008, and 2007, respectively.

SAR and Restricted Stock (RS) information for 2009, 2008 and 2007 follows:

	SAR Shares	SAR Weighted-Average Price per Share	RS Shares	RS Weighted-Average Price per Share

Outstanding at December 31, 2006	132,699	$95.05	247,000	$4.51
Granted	4,500	130.52	6,000	-
Exercised	(34,795)	91.36	-	-
Forfeited	(5,680)	98.20	-
Outstanding at December 31, 2007	96,724	$97.84	253,000	$4.40
Granted	96,917	115.92	86,001	-
Exercised	(4,109)	81.30	-	-
Forfeited	-	-	-
Outstanding at December 31, 2008	189,532	$107.44	339,001	$3.28
Granted	2,999	66.76	1,333	-
Exercised	(18,184)	92.50	(79,000)	-
Forfeited	(12,898)	105.46	-
Outstanding at December 31, 2009	161,449	$108.53	261,334	$-

The weighted-average contractual remaining life for the 161,449 SAR shares outstanding as of December 31, 2009, is 7.0 years. The weighted-average exercise price for these shares is $108.53 per share. Of the shares outstanding, 66,650 are exercisable at a weighted-average exercise price of $103.30 per share.

The weighted-average contractual remaining life for the 261,334 Restricted Stock shares outstanding as of December 31, 2009, is 5.6 years. The weighted-average exercise price for these shares is $0 per share. None of the shares outstanding was exercisable.

Earnings (loss) per share

Basic earnings (loss) per share was calculated using a weighted average number of shares outstanding of 26,528,832 at December 31, 2009 and 26,479,832 at December 31, 2008 and 2007. The Restricted Stock resulted in diluted earnings per share as follows for years 2009 and 2007. Due to the net losses incurred in 2008, diluted earnings per share equaled basic earnings per share.

	2009	2008	2007

Weighted average shares outstanding	26,528,832	26,479,832	26,479,832
Incremental shares from restricted stock	68,644	-	158,387
Total shares for diluted calculations	26,597,476	26,479,832	26,638,219
Net income (loss) attributed to American National Insurance Company and Subsidiaries	15,625,000	(153,998,000)	240,773,000
Diluted earnings (losses) per share	$0.59	$(5.82)	$9.04

Due to a loss during 2008, zero incremental shares were included because the effect would be antidilutive.

Dividends

American National’s payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to the greater of statutory net gain from operations on an annual, non-cumulative basis, or 10% of statutory surplus. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis. At December 31, 2009 and 2008 American National’s statutory capital and surplus was $1,892,467,000 and 1,804,712,000, respectively.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries. Dividends received by American National from its non-insurance subsidiaries amounted to $5,000,000 in 2009, while no dividends were received during 2008 and 2007.

At December 31, 2009, approximately $1,406,599,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries, compared to 1,297,226,000 at December 31, 2008. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Noncontrolling interests

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, County Mutual has a management agreement, which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements of American National. The interest that the policyholders of County

Mutual have in the financial position of County Mutual is reflected as noncontrolling interest totaling $6,750,000 at December 31, 2009 and 2008.

American National’s wholly-owned subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as noncontrolling interests. Noncontrolling interests were a net liability of $5,205,000 and $1,627,000 in 2009 and 2008, respectively.

The accompanying consolidated financial statement are presented in our reporting currency, the U.S. dollar. All material intercompany transactions with consolidated entities have been eliminated.

14.	SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business into five operating segments:

•
The Life segment markets whole, term, universal and variable life insurance on a national basis primarily through employee and multiple line agents, direct marketing channels and independent third-party marketing organizations.

•
The Annuity segment develops sells and supports fixed, equity-indexed, and variable annuity products. These products are primarily sold through independent agents and brokers, but are also sold through financial institutions, multiple line agents and employee agents.

•
The Health segment’s primary lines of business are Medicare Supplement, medical expense, employer medical stop loss, true group, other supplemental health products and credit disability insurance. Health products are typically distributed through independent agents and Managing General Underwriters.

•	The Property and Casualty segment writes auto, homeowners, agribusiness and credit related property insurance. These products are primarily sold through multiple line agents and independent agents.

•	The Corporate and Other business segment consists of net investment income on the capital not allocated to the insurance lines and the operations of non-insurance lines of business.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Many of the principal factors that drive the profitability of each operating segment are separate and distinct. All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate operating segment. Income and expenses not specifically attributable to policy transactions are allocated to each segment as follows:

•
Net investment income from fixed income assets (bonds and mortgage loans) is allocated based on the funds generated by each line of business at the average yield available from these fixed income assets at the time such funds become available.

•	Net investment income from all other assets is allocated to the operating segments in accordance with the amount of equity invested in each segment, with the remainder going to Corporate and Other.

•	Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

•	Realized gains or losses on investments are allocated to Corporate and Other.

•	Equity in earnings of unconsolidated affiliates are allocated to Corporate and Other.

•
Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to Corporate and Other.

Segment operating income provides pertinent and advantageous information to investors, as it represents the basis on which American National’s business performance is internally assessed by its chief operating decision makers. During the third quarter of 2008, the chief operating decision makers redefined the segment reporting structure to better align it with their current processes for assessing business performance and allocating resources. In previous financial reporting periods, operating segments were aggregated based on marketing distribution channels. In accordance with the performance measurements used by the chief operating decision makers, the segment reporting has been reorganized into five operating segments according to the type of insurance products sold or services rendered. The segment reporting for prior periods has been restated to reflect the change in business segments.

The following tables summarizes American National’s key financial measures used by the chief operating decision makers, including operating results and allocation of assets as of and for the years ended December 31, 2009, 2008 and 2007 (in thousands):

December 31, 2009
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$284,530	$220,284	$309,701	$1,159,509	$-	$1,974,024
Other policy revenues	164,748	14,756	-	-	-	179,504
Net investment income	222,611	449,035	15,992	66,175	86,292	840,105
Other income	2,720	(3,870)	10,382	7,064	15,547	31,843
Total operating revenues	674,609	680,205	336,075	1,232,748	101,839	3,025,476
Realized gains/(losses) on investments	-	-	-	-	(75,697)	(75,697)
Total revenues	674,609	680,205	336,075	1,232,748	26,142	2,949,779

Benefits, Losses and Expenses:
Policy benefits	297,719	249,709	239,407	923,064	-	1,709,899
Interest credited to policy account balances	58,983	311,580	-	-	-	370,563
Commissions for acquiring and servicing policies	91,968	107,053	51,717	209,203	2	459,943
Other operating costs and expenses	185,048	59,254	62,134	124,266	54,707	485,409
Decrease (increase) in deferred policy acquisition costs	1,536	(62,013)	5,017	(8,151)	-	(63,611)
Total benefits, losses and expenses	635,254	665,583	358,275	1,248,382	54,709	2,962,203

Income (loss) from continuing operations before federal income
taxes, and equity in losses of unconsolidated affiliates	39,355	14,622	(22,200)	(15,634)	(28,567)	(12,424)
Provision (benefit) for federal income taxes	(12,987)	(4,825)	7,326	5,159	37,134	31,807
Net loss attributable to noncontrolling interests					(458)	(458)
Equity in losses of unconsolidated affiliates	-	-	-	-	(4,216)	(4,216)
Net Income (loss) attributable to American National
Insurance Company and Subsidiaries	$26,368	$9,797	$(14,874)	$(10,475)	$4,809	$15,625

Selected Data:
Total Assets	$4,875,165	$9,683,972	$613,539	$2,066,477	$2,910,354	$20,149,507
Return on Equity	3.59%	1.68%	(10.35)%	(2.15)%	29.37%	11.31%

December 31, 2008
	Life	Annuity	Health	Property & Casualty	Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$299,338	$116,248	$290,883	$1,182,026	$-	$1,888,495
Other policy revenues	154,984	19,915	-	-	-	174,899
Net investment income	226,643	374,023	16,566	69,348	109,597	796,177
Other income	3,767	(5,718)	13,252	8,973	18,505	38,779
Total operating revenues	684,732	504,468	320,701	1,260,347	128,102	2,898,350
Realized gains/(losses) on investments	-	-	-	-	(379,709)	(379,709)
Total revenues	684,732	504,468	320,701	1,260,347	(251,607)	2,518,641

Benefits, Losses and Expenses:
Policy benefits	296,078	142,867	223,055	939,854	-	1,601,854
Interest credited to policy account balances	62,221	237,612	-	-	-	299,833
Commissions for acquiring and servicing policies	126,813	79,213	43,219	226,100	-	475,345
Other operating costs and expenses	222,908	45,491	69,961	132,601	37,839	508,800
Decrease (increase) in deferred policy acquisition costs	(42,103)	(20,690)	5,023	(9,669)	-	(67,439)
Total benefits, losses and expenses	665,917	484,493	341,258	1,288,886	37,839	2,818,393

Income (loss) from continuing operations before federal income
taxes, and equity in losses of unconsolidated affiliates	18,815	19,975	(20,557)	(28,539)	(289,446)	(299,752)
Provision (benefit) for federal income taxes	(6,209)	(6,592)	6,784	9,418	118,629	122,030
Net loss attributable to noncontrolling interests					(31)	(31)
Equity in losses of unconsolidated affiliates	-	-	-	-	4,965	4,965
Income (loss) from continuing operations	12,606	13,383	(13,773)	(19,121)	(165,821)	(172,726)
Income (loss) from discontinued operations	18,728	-	-	-	-	18,728
Net Income (loss) attributable to American National
Insurance Company and Subsidiaries	$31,334	$13,383	$(13,773)	$(19,121)	$(165,821)	$(153,998)

Selected Data:
Total Assets	$4,823,465	$8,265,270	$759,089	$2,248,514	$2,283,101	$18,379,439
Return on Equity	4.36%	2.67%	(9.67%)	(3.95%)	(28.17%)	(13.99%)

1 The Income Tax provision is determined at the consolidated level, and allocated to each segment based on each segments' stand-alone income.

December 31, 2007
	Life	Annuity	Health	Property & Casualty		Corporate & Other	TOTAL
Premiums and Other Revenues:
Premiums	$315,893	$222,748	$283,765	$1,177,217		$-	$1,999,623
Other policy revenues	130,744	24,486	-	-		-	155,230
Net investment income	229,092	364,607	16,710	75,041		127,519	812,969
Other income	3,967	345	13,048	8,623		21,241	47,224
Total operating revenues	679,696	612,186	313,523	1,260,881		148,760	3,015,046
Realized gains/(losses) on investments	-	-	-	-		41,027	41,027
Total revenues	679,696	612,186	313,523	1,260,881		189,787	3,056,073

Benefits, Losses and Expenses:
Policy benefits	273,750	249,878	209,840	818,230		-	1,551,698
Interest credited to policy account balances	63,289	232,605	-	-		-	295,894
Commissions for acquiring and servicing policies	141,517	58,635	39,342	217,043		-	456,537
Other operating costs and expenses	200,361	35,030	57,975	110,705		61,069	465,140
Decrease (increase) in deferred policy acquisition costs	(57,666)	(911)	5,774	(7,639)		-	(60,442)
Total benefits, losses and expenses	621,251	575,237	312,931	1,138,339		61,069	2,708,827

Income (loss) from continuing operations before federal income
taxes, and equity in losses of unconsolidated affiliates	58,445	36,949	592	122,542		128,718	347,246
Provision (benefit) for federal income taxes	(19,287)	(12,193)	(195)	(40,439)		(33,749)	(105,863)
Net loss attributable to noncontrolling interests		-	-	-		(482)	(482)
Equity in losses of unconsolidated affiliates	-	-	-	-		3,866	3,866
Income (loss) from continuing operations	39,158	24,756	397	82,103	-	99,317	245,731
Income (loss) from discontinued operations	(4,958)	-	-	-		-	(4,958)
Net Income (loss) attributable to American National
Insurance Company and Subsidiaries	$34,200	$24,756	$397	$82,103		$99,317	$240,773

Selected Data:
Total Assets	$4,836,221	$7,464,512	$752,863	$2,036,372		$3,370,920	$18,460,888
Return on Equity	6.44%	5.29%	0.28%	16.40%		5.81%	6.85%

15.	RETIREMENT BENEFITS

Pension benefits

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate noncontributory programs. One of the programs covers Career Sales & Service Division agents and managers. The other two programs cover salaried and management employees and home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

Effective December 31, 2006, American National adopted the recognition and disclosure provisions of ASC 715 (formerly FAS 158). ASC 715 requires companies to recognize the funded status of defined benefit pension and other postretirement plans as a net asset or liability on its consolidated statement of financial position. Effective with the consolidated financial statements for 2008, ASC 715 also requires companies to use a measurement date for their defined benefit plans that is the same as their fiscal year end. As a result of this requirement, American National changed its measurement date from September 30 to December 31, using the alternative method specified in ASC 715, for the one qualified plan that was not already using a December 31 date. The effect of this change was an additional periodic benefit cost of $1,770,000 (net of tax) which was charged directly to retained earnings in 2008.

Combined activity in the defined benefit pension plans as of December 31 was as follows (in thousands):

Amounts recognized in the consolidated statements of financial position as of December 31 consist of (in thousands):

	2009	2008	2007
Reconciliation of benefit obligation:
Obligation at beginning of year	$328,783	$302,657	$283,344
Service cost benefits earned during period	11,163	12,319	9,326
Interest cost on projected benefit obligation	20,319	22,077	16,483
Participant contributions	-	746	730
Actuarial gain	19,141	6,015	8,461
Benefits paid	(19,032)	(15,031)	(15,687)
Obligation at end of year	360,374	328,783	302,657
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	149,874	183,018	167,478
Actual return on plan assets	28,729	(38,552)	15,979
Employer contributions	24,929	19,689	14,580
Participant contributions	-	746	731
Benefits paid	(19,032)	(15,027)	(15,750)
Fair value of plan assets at end of year	184,500	149,874	183,018
Funded status at end of year	$(175,874)	$(178,909)	$(119,639)

The components of the combined net periodic benefit cost for the defined benefit pension plans for the years ended December 31 were as follows (in thousands):

	2009	2008	2007

Service cost	$11,163	$9,974	$9,366
Interest cost	20,319	19,003	16,483
Expected return on plan assets	(13,736)	(13,571)	(12,375)
Amortization of prior service cost	3,469	3,469	3,666
Amortization of transition obligation	-	-	117
Amortization of net gain	9,134	4,412	6,197
Net periodic benefit cost	$30,349	$23,287	$23,454

Amounts related to the defined benefit pension plans recognized as a component of other comprehensive income (loss) for the years ended December 31 were as follows (in thousands):

	2009	2008	2007

Prior service cost	$3,469	$3,469	$3,711
Net actuarial gain (loss)	4,909	(57,385)	2,215
Deferred tax benefit (expense)	(2,932)	18,871	(2,074)
Other comprehensive income (loss), net of tax	$5,446	$(35,045)	$3,852

Amounts recognized as a component of accumulated other comprehensive income (loss) for the years ended December 31 that have not been recognized as a component of the combined net periodic benefit cost of the defined benefit pension plans, are presented in the following table (in thousands). The estimated net loss and prior service cost for the plan that will be amortized out of accumulated other comprehensive income into the net periodic benefit cost over the next fiscal year are $7,530,000 and $2,324,000 respectively.

	2009	2008

Prior service cost	$ (2,324)	$ (5,793)
Net actuarial loss	(95,851)	(100,759)
Deferred tax benefit	34,361	37,293
Amounts included in accumulated other comprehensive income (loss)	$ (63,814)	$(69,259)

The weighted average assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

	Used for Net	Used for Benefit
	Benefit Cost in Fiscal Year	Obligations
	1/1/2009 to 12/31/2009	as of 12/31/2009

Discount rate	6.17%	5.73%
Rate of compensation increase	4.20%	4.20%
Long-term rate of return	7.65%	7.65%

American National’s funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary. American National contributed $24,930,000 and $19,700,000 to the qualified pension plan in 2009 and 2008, respectively. American National and its affiliates expect to contribute $16,000,000 to its qualified pension plan in fiscal year 2010.

The following table shows pension benefit payments, which reflect expected future service as appropriate, that are expected to be paid (in thousands) for the years ended December 31:

Pension Benefit Payments

2010	$21,611
2011	18,828
2012	20,890
2013	21,001
2014	25,191
2015-2019	145,070

The fair values of the Company’s pension plan assets at December 31, 2009 by asset category are as follows (in thousands):

		Quoted Prices in	Significant
		Active Markets for	Observable
		Identical Assets	Inputs
	Total	(Level 1)	(Level 2)
Asset Category
Corporate Debt Securities	$64,998	$-	$64,998
Residential Mortgage Backed Securities	473	-	473
Marketable Equity Securities by Sector:
Consumer Directory	9,759	9,759	-
Consumer Staples	10,377	10,377	-
Energy	8,202	8,202	-
Finance	14,583	14,583	-
Healthcare	11,042	11,042	-
Industrials	8,272	8,272	-
Information Technology	14,432	14,432	-
Materials	1,894	1,894	-
Telecom services	4,075	4,075	-
Utilities	2,839	2,839	-
Other types of investments:
Commercial Paper	26,418	-	26,418
Money Market	16	16	-
Unallocated Group Annuity Contract	6,643	-	6,643
Contribution receivable	134	134	-
Other	343	343	-
Total	$184,500	$85,968	$98,532

American National utilizes third-party pricing services to estimate fair value measurements of their pension plan assets. Please refer to Note 5 for further information concerning the valuation methodologies and related inputs utilized by the third-party pricing services. The pension plans have no level 3 assets.

The Corporate Debt Securities category, in the above table, represents investment grade bonds of U.S and foreign issuers from diverse industries, with a maturity of 1 to 30 years. Foreign bonds acquired by the Company must be Investment Grade, denominated and payable in U.S. Dollars, and in the aggregate shall not exceed 20% of the bond portfolio without approval of the Company’s Finance Committee.

Residential Mortgage Backed Securities represents Asset-Backed Securities with a maturity date 1 to 30 years with a rating of NAIC 1 or 2.

Equity portfolio managers are allowed to choose the degree of concentration in various issues and industry sectors for the Marketable Equity Securities investments. However, the initial purchase of a single company should not exceed 5% of the equity portfolio market value. Permitted securities are those listed on the New York Stock Exchange, the American Stock Exchange, principal regional exchanges and in over-the-counter securities for which there is an active market providing ready marketability of the specific security.

The Commercial Paper category represents investments with a credit rating of A-2 Moody’s or P-2 by Standard and Poor’s with at least BBB rating on company’s outstanding debt, or selected companies with no outstanding debt.

The investment policy for the qualified retirement plan assets is designed to provide the highest return possible commensurate with sound and prudent underwriting practices. The investment diversification goals are to have investments in cash from zero to 15%, debt securities from 40% to 80% and equity securities from 20% to 60% of the total invested plan assets. The amount invested in any particular investment is limited based on credit quality, and no single investment is allowed to be more than 5% of the total invested assets.

The overall expected long-term rate of return on assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

Postretirement life and health benefits

American National and its subsidiaries provide certain health and/or dental benefits to retirees.  Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the Company’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued postretirement benefit obligation, included in the liability for retirement benefits, was $5,100,000 and $5,200,000 at December 31, 2009 and 2008, respectively. These amounts were approximately equal to the unfunded accumulated postretirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated postretirement benefit obligation.

Under American National and its subsidiaries’ various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

Savings plans

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (401(k) plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $1,400,000 for 2009, $2,800,000 for 2008 and $2,700,000 for 2007.

16.	COMMITMENTS AND CONTINGENCIES

Commitments

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2009, were approximately $4,124,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2009, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $240,434,000, of which $218,555,000 is expected to be funded in 2010. The remaining balance of $21,879,000 will be funded in 2011 and beyond. As of December 31, 2009, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2009, was approximately $206,513,000, while the total cash values of the related life insurance policies was approximately $211,826,000.

Litigation

American National was a defendant in a lawsuit related to the alleged inducement of another company’s insurance agents to become agents of American National (Farm Bureau Life Insurance Company and Farm Bureau Mutual Insurance Company v. American National Insurance Company et al., United States District Court for the District of Utah, filed July 23, 2003). Plaintiffs initially alleged that American National improperly induced agents to leave Plaintiffs and join American National, asserting claims against American National for inducing one of Plaintiffs’ managers to breach duties allegedly owed to Plaintiffs as well as claims against American National for misappropriation of trade secrets, tortious interference with contractual relationships, business disparagement, libel, defamation, civil conspiracy, unjust enrichment and unfair competition. By the time of trial, some claims had been dismissed; however, Plaintiffs' surviving claims continued to allege that their damages from the wrongful conduct exceeded $3.9 million, and Plaintiffs also sought punitive damages. The jury reached a verdict adverse to American National, and the court reduced the amount of such verdict as to American National to approximately $7.1 million. An appeal has been taken to the Tenth Circuit. American National has accrued an appropriate amount for resolution of this case, including attorneys’ fees, and believes that any additional amounts necessary will not be material to the consolidated financial statements.

American National is a defendant in a putative class action lawsuit wherein the Plaintiff proposes to certify a class of persons who purchased certain American National proprietary deferred annuity products (Rand v. American National Insurance Company, United States District Court for the Northern District of California, filed February 12, 2009). Plaintiff alleges that American National violated the California Insurance, Business & Professions, Welfare & Institutions, and Civil Codes through its marketing practices. Plaintiff seeks statutory penalties, restitution, interest, penalties, attorneys’ fees, punitive damages and injunctive relief in an unspecified amount. American National believes that it has meritorious defenses; however, no prediction can be made as to the probability or remoteness of any recovery against American National.

American National and certain subsidiaries are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on American National’s consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

In addition, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

17.	DISCONTINUED OPERATIONS

On December 4, 2008, our life insurance business in Mexico, American National de Mexico, Compania de Seguros de Vida, S.A. de C.V., along with non-insurance affiliates Servicios de Administracion American National S.A. de C.V. and American National Promotora de Ventas S.A. de C.V. were sold to a third party for approximately $2,400,000. Accordingly, the business is accounted for as a discontinued operation within the life-operating segment.

Assets sold at the closing date included $8,400,000 of invested assets, $700,000 of deferred policy acquisition costs, and $500,000 of other assets. The liabilities sold at the closing date included $5,900,000 of reserves, $400,000 of policy account balances, and $500,000 of other liabilities.

The Mexico operation reported a $3,330,000 in pretax losses for 2008. The sale resulted in a loss on sale of discontinued operations of $1,890,000 before taxes. As part of the sale, a $22,059,000 income tax benefit was reported in 2008 because the tax basis of the investment in American National de Mexico exceeded the financial statement carrying value.

18.	RELATED PARTY TRANSACTIONS

American National has entered into recurring transactions and agreements with certain related parties as a part of its ongoing operations. These include mortgage loans, management contracts, agency commission contracts, marketing agreements, health insurance contracts, legal services, and insurance contracts. The impact on the consolidated financial statements of the significant related party transactions as of December 31, 2009, is shown below (in thousands):

Related Party	Financial Statement Line Impacted	December 31, 2009

Gal-Tex Hotel Corporation	Mortgage loans on real estate	$11,875
Gal-Tex Hotel Corporation	Investment income	895
Gal-Tex Hotel Corporation	Other operating costs and expenses	314
Gal-Tex Hotel Corporation	Accident and health premiums	56
Moody Insurance Group, Inc.	Commissions	2,813
Moody Insurance Group, Inc.	Other operating costs and expenses	216
National Western Life Ins. Co.	Accident and health premiums	226
National Western Life Ins. Co.	Other operating costs and expenses	1,300
Moody Foundation	Accident and health premiums	124
Greer, Herz and Adams, LLP	Other operating costs and expenses	10,967

19.	SELECTED QUARTERLY FINANCIAL DATA

Supplementary Financial Information

The Unaudited selected quarterly financial data for 2009 and 2008 are summarized in the tables below (in thousands, except per share data):

	Quarters Ended
	2009
	March 31,	June 30,	September 30,	December 31,	Total

Total revenues	$651,997	$727,790	$780,347	$789,645	$2,949,779
Total benefits, losses and expenses	728,777	740,309	745,280	747,837	2,962,203
Income (loss) from continuing operations before federal income
tax and equity in earnings of unconsolidated affiliates	(76,780)	(12,519)	35,067	41,808	(12,424)
Provision (benefit) for federal income taxes	(31,023)	(10,776)	3,229	6,763	(31,807)
Equity in earnings (losses) of unconsolidated affiliates, net of tax	(1,937)	(3,180)	2,110	(1,209)	(4,216)
Income (loss) from continuing operations	(47,694)	(4,923)	33,948	33,836	15,167
Net income (loss)	(47,694)	(4,923)	33,948	33,836	15,167
Net income (loss) attributable to noncontrolling interest	(1)	(568)	1,248	(1,137)	(458)
Net income (loss) attributable to American National Insurance
Company and subsidiaries	(47,693)	(4,355)	32,700	34,973	15,625

Net income/(loss) per share attributable to American National
Insurance Company and subsidiaries:
Basic	(1.80)	(0.16)	1.23	1.32	0.59
Diluted	(1.80)	(0.16)	1.23	1.32	0.59

	Quarters Ended
	2008
	March 31,	June 30,	September 30,	December 31,	Total

Total revenues	$724,080	$731,188	$522,493	$540,880	$2,518,641
Total benefits, losses and expenses	681,137	744,873	707,635	684,748	2,818,393
Income (loss) from continuing operations before federal income
tax and equity in earnings of unconsolidated affiliates	42,943	(13,685)	(185,142)	(143,868)	(299,752)
Provision (benefit) for federal income taxes	10,220	(11,237)	(62,526)	(58,487)	(122,030)
Equity in earnings (losses) of unconsolidated affiliates, net of tax	7,648	613	(1,795)	(1,501)	4,965
Income (loss) from continuing operations(a)	40,371	(1,709)	(123,092)	(88,327)	(172,757)
Income (loss) from discontinued operations	(1,346)	(1,100)	(622)	21,796	18,728
Net income (loss)	39,025	(2,809)	(123,714)	(66,531)	(154,029)
Net income (loss) attributable to noncontrolling interest	-	126	1,319	(1,476)	(31)
Net income (loss) attributable to American National Insurance
Company and subsidiaries	39,025	(2,935)	(125,033)	(65,055)	(153,998)

Net income/(loss) per share attributable to American National
Insurance Company and subsidiaries:
Basic	1.47	(0.11)	(4.72)	(2.46)	(5.82)
Diluted	1.47	(0.11)	(4.72)	(2.46)	(5.82)

(a) Effect of accounting change ASC 810 Consolidation-Noncontrolling Interest. Refer to Note 2.

Unaudited - see accompanying accountants' report.

20.	RECLASSIFICATIONS

Certain reclassifications have been made to the 2008 and 2007 consolidated financial statements to conform them to the 2009 presentation. Cash flow information has been revised to reclassify the “activities” within the investing sections disclosed in the Form 10 registration statement filed July 2, 2009. The “activities” affected are: Proceeds from the sales of, Proceeds from the maturity of, Principal payments received, and Purchases of investments all within the net cash used in investing activities. Management believes that the changes in the presentation of the consolidated statements of cash flows is immaterial relative to the consolidated financial statements taken as a whole. The result of this reclassification on net cash used in investing activities in the 2008 and 2007 consolidated statements of cash flows is as follows (in thousands):

	12/31/2008	12/31/2008		12/31/2007	12/31/2007
INVESTING ACTIVITIES	(As filed)	(Reclassified)	Change	(As filed)	(Reclassified)	Change

Proceeds from sales of:
Bonds - available for sale	104,093	6,353	97,740	68,004	68,004	-
Stocks	129,270	129,270	-	277,429	277,429	-
Real estate	-	4,500	(4,500)	84,744	84,744	-
Mortgage loans	6,794	2,294	4,500	-	-	-
Other invested assets	9,896	9,896	-	104,743	104,743	-
Disposals of property and equipment	-	1,380	(1,380)	-	23,021	(23,021)
Distributions from unconsolidated affiliates	-	12,332	(12,332)	-	17,414	(17,414)
Proceeds from maturity of:
Bonds - available for sale	249,769	269,566	(19,797)	287,559	287,559	-
Bonds - held to maturity	528,781	580,515	(51,734)	547,416	547,416	-
Principal payments received on:
Mortgage loans	138,035	144,497	(6,462)	223,956	223,956	-
Policy loans	9,459	9,459	-	5,472	5,472	-
Purchases of investments:
Bonds - available for sale	(640,403)	(626,623)	(13,780)	(658,731)	(658,731)	-
Bonds - held to maturity	(656,580)	(644,151)	(12,429)	(483,722)	(483,722)	-
Stocks	(290,979)	(290,979)	-	(364,352)	(364,352)	-
Real estate	(78,119)	(78,119)	-	(46,295)	(46,295)	-
Mortgage loans	(513,964)	(520,426)	6,462	(386,137)	(386,137)	-
Policy loans	(20,447)	(20,447)	-	(10,237)	(10,237)	-
Other invested assets	(21,795)	(21,795)	-	(50,115)	(50,115)	-
Decrease (increase) in short-term investments, net	403,092	403,092	-	19,881	19,881	-
Decrease (increase) in investment in unconsolidated affiliates, net	(34,453)	-	(34,453)	(44,826)	-	(44,826)
Contributions to unconsolidated affiliates	-	(38,514)	38,514	-	(64,592)	64,592
Increase in property and equipment, net	(12,890)	-	(12,890)	(11,459)	-	(11,459)
Additions to property and equipment	-	(25,024)	25,024	-	(18,076)	18,076
Other, net	-	2,483	(2,483)	-	(14,052)	14,052
Net cash used in investing activities	(690,441)	(690,441)	-	(436,670)	(436,670)	-	-

Report of Independent Registered Public Accounting Firm

To The Board of Directors and Stockholders
American National Insurance Company:

Under date of March 11, 2010, we reported on the consolidated statements of financial position of American National Insurance Company and subsidiaries (“the Company”) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the years in the three-year period ended December 31, 2009, which are included herein.  These financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in note 2 to the consolidated financial statement, the Company changed its method of accounting for other-than-temporary impairments of debt securities as of April 1, 2009 due to the adoption of new FASB guidance.

KPMG LLP
Houston, Texas
March 11, 2010

American National Insurance Company and Subsidiaries

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
(IN THOUSANDS)

As of December 31, 2009

			Amount at Which
		Market	Shown on the
Type of Investment	Cost (a)	Value	Balance Sheet

Fixed Maturities:
Bonds Held-to-Maturity:
U.S.treasury and other U.S. government
corporations and agencies	$21,222	21,347	$21,222
States of the U.S. and political subdivisions of the states	240,403	247,878	240,403
Foreign governments	28,997	32,603	28,997
Corporate debt securities	6,390,377	6,644,056	6,390,377
Residential mortgage backed securities	693,178	695,972	693,178
Commercial mortgage backed securities	33,128	9,187	33,128
Collateralized debt securities	9,627	8,676	9,627
Other debt securities	44,779	46,757	44,779
Bonds Available-for-Sale:
U.S.treasury and other U.S. government
corporations and agencies	3,438	3,886	3,886
States of the U.S. and political subdivisions of the states	540,210	558,035	558,035
Foreign governments	5,000	6,188	6,188
Corporate debt securities	3,196,202	3,253,012	3,253,012
Residential mortgage backed securities	353,729	355,565	355,565
Commercial mortgage backed securities	0	0	0
Collateralized debt securities	23,064	22,494	22,494
Other debt securities	14,401	14,370	14,370
Redeemable preferred stock	35,359	35,717	35,717
Total fixed maturities	$11,633,114	$11,955,743	$11,710,978

Equity Securities:
Common stocks:
Consumer goods	129,363	174,120	174,120
Energy and utilities	83,284	124,770	124,770
Finance	118,622	156,744	156,744
Healthcare	81,454	110,121	110,121
Industrials	58,900	87,430	87,430
Information technology	$102,171	150,162	$150,162
Materials	17,875	25,170	25,170
Telecommunication services	32,272	40,035	40,035
Mutual Funds	59,853	66,202	66,202
Total equity securities	$683,794	$934,754	$934,754

Other Investments:
Mortgage loans, net of allowance	$2,229,659		$2,229,659
Investment real estate, net of accumulated depreciation	600,857		600,857
Real estate acquired in satisfaction of debt	34,253		34,253
Policy loans	364,354		364,354
Other long-term investments	61,641	32,801	94,442
Short-term investments	636,823		636,823
Total other investments	$3,927,587	$32,801	$3,960,388

Total investments	$16,244,495	$12,923,298	$16,606,120

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	Years Ended December 31,
Condensed Statements of Operations	2009	2008	2007

Revenues:
Premium and policy revenue	$ 812,007	$ 691,885	$ 790,666
Net investment income	692,993	643,855	641,951
Realized gain (loss) on investments	(9,047)	9,601	4,656
Other-than-temporary impairments	(21,113)	(152,840)	(3,180)
Other revenues	5,346	6,576	11,840
Total revenues	$ 1,480,186	$ 1,199,077	$ 1,445,933

Expenses:
Benefits	$ 596,729	$ 471,590	$ 556,543
Other operating costs and expenses	804,583	771,899	704,339
Total expenses	$ 1,401,312	$ 1,243,489	$ 1,260,882

Income (loss) from continuing operations before federal income
tax, and equity in earnings of unconsolidated affiliates & subsidiaries	$ 78,874	$ (44,412)	$ 185,051

Income taxes expense (benefit)	$ 26,698	$ (15,844)	$ 68,612
Equity in net income (loss) of unconsolidated affiliates & subsidiaries	(36,551)	(144,158)	129,292

Income (loss) from continuing operations	$ 15,625	$ (172,726)	$ 245,731

Income (loss) from discontinued operations	$ -	$ 18,728	$ (4,958)

Net income (loss)	$ 15,625	$ (153,998)	$ 240,773

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)

	As of December 31,
Condensed Statements of Financial Position	2009	2008

Assets:
Fixed maturities	$8,584,578	$7,449,385
Equity securities	68,295	71,925
Mortgage loans on real estate	2,342,630	1,915,801
Other invested assets	1,872,011	1,681,122
Investment in subsidiaries	1,669,054	1,470,589
Deferred policy acquisition costs	1,034,550	1,175,427
Separate account assets	718,378	561,021
Other assets	651,047	705,705
Total assets	$16,940,543	$15,030,975

Liabilities:
Policyowner funds	$2,737,141	$2,577,472
Policy account balances	8,937,965	7,690,775
Separate account liabilities	718,378	561,021
Other liabilities	1,086,605	1,067,851
Total liabilities	$13,480,089	$11,897,119

Shareholders' equity:
Capital stock	$30,832	$30,832
Additional paid-in capital	11,986	7,552
Other accumulated comprehensive income	117,649	(253,409)
Retained earnings	3,398,492	3,447,207
Less: Treasury stock at cost	(98,505)	(98,326)
Total stockholders' equity	$3,460,454	$3,133,856

Total liabilities and stockholders' equity	$16,940,543	$15,030,975

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein.

See accompanying Report of Independent Registered Public Accounting Firm.

AMERICAN NATIONAL INSURANCE COMPANY (Parent Company Only)
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(In thousands)
	Years Ended December 31,
Condensed Statements of Cash Flows	2009	2008	2007
Operating Activities:
Net income (loss)	$ 15,625	$ (153,998)	$ 240,773
Adjustments to reconcile net income to net cash provided operating activities:
Realized (gain) loss on investments	9,047	(9,601)	(4,656)
Other-than-temporary impairment	21,113	152,840	3,180
Amortization of discounts and premiums on bonds	8,256	10,345	11,153
Net capitalized interest on policy loans and mortgage loans	(24,331)	5,896	190
Depreciation	23,679	9,121	(12,563)
Interest credited to policy account balances	341,184	272,700	267,228
Charges to policy account balances	(170,071)	(165,354)	(145,386)
Deferred federal income tax (benefit) expense	(17,579)	(87,389)	25,539
Deferral of policy acquisition costs	(259,565)	(437,287)	(270,904)
Amortization of deferred policy acquisition costs	202,354	221,432	209,934
Equity in earnings of unconsolidated affiliates	(3,175)	(378)	(6,084)
Net (income) loss of subsidiaries	34,726	125,808	(118,250)
Dividends from subsidiaries	5,000	-	-
Changes in:
Policyholder fund liabilities	38,149	49,821	121,284
Reinsurance ceded receivable	92,058	(26,654)	6,270
Premiums due and other receivables	15,443	20,454	(21,522)
Accrued investment income	(11,365)	(878)	(6,969)
Current federal income tax (asset) liability	42,013	(94,955)	1,340
Liability for retirement benefits	1,933	52,263	900
Prepaid reinsurance premiums	9,572	6,682	6,203
Other, net	7,833	(12,299)	76,483
Net cash provided by (used in) operating activities	381,899	(61,431)	384,143
Investing Activities:
Proceeds from sales of:
Bonds	31,761	5,103	283,085
Stocks	28,883	55,084	4,934
Real estate	4,837	-	31,810
Mortgage loans	-	-	-
Other invested assets	140,667	188,493	80,213
Disposals of property and equipment	1,553	1,202	22,915
Distributions of unconsolidated affiliates	10,698	6,191	9,289
Proceeds from maturity of:
Bonds	564,997	624,288	453,765
Principal payments received on:
Mortgage loans	114,207	138,925	234,165
Policy loans	43,386	9,203	9,217
Purchases of:
Bonds	(1,279,627)	(1,087,593)	(908,103)
Stocks	(1,042)	(47,002)	(13,736)
Real estate	(12,971)	(15,657)	(22,686)
Mortgage loans	(548,748)	(493,412)	(368,223)
Policy loans	(30,881)	(18,165)	(16,363)
Other invested assets	(30,746)	(216,468)	(118,365)
Additions to property and equipment	(7,356)	(11,475)	(3,391)
Contributions to unconsolidated affiliates	(4,905)	(7,162)	(8,338)
Decrease (increase) in short term investments, net	(299,941)	294,048	(17,032)
Decrease (increase) in investment in subsidiaries	(53,039)	157,089	14,315
Other, net	(268)	(581)	(117)
Net cash provided by (used in) investing activities	(1,328,535)	(417,889)	(332,646)
Financing activities:
Policyholders' deposits to policy account balances	2,201,309	1,931,709	1,164,863
Policyholders' withdrawals from policy account balances	(1,125,610)	(1,385,625)	(1,163,120)
Dividends to stockholders	(82,490)	(82,651)	(81,531)
Net cash provided by (used in) financing activities	993,209	463,433	(79,788)

Net increase (decrease) in cash and cash equivalents	46,573	(15,887)	(28,291)
Cash:
Beginning of the year	(7,979)	7,908	36,199
End of the year	$ 38,594	$ (7,979)	$ 7,908

The condensed financial statements should be read in conjunction with the consolidated financial statements and notes therein

See accompanying Report of Independent Registered Public Accounting Firm.

American National Insurance Company and Subsidiaries

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(IN THOUSANDS)

		Future Policy					Benefits,	Amortization
	Deferred	Benefits,		Other Policy			Claims, Losses	of Deferred
	Policy	Losses, Claims		Claims and		Net	and	Policy	Other
	Acquisition	and Loss	Unearned	Benefits	Premium	Investment	Settlement	Acquisition	Operating	Premiums
Segment	Cost	Expenses	Premiums	Payable	Revenue	Income (a)	Expenses	Costs	Expenses (b)	Written

As of December 31, 2009
Corporate & Other	$--	$--	$--	$--	$--	$86,292	$--	$--	$54,709	$--
Life	672,016	3,845,264	100,204	225,733	284,530	222,611	257,422	78,668	199,884	--
Annuities	442,430	8,991,547	4	49,092	220,284	449,035	143,362	64,785	39,509	--
Health	69,871	97,407	78,525	341,085	309,701	15,992	239,045	21,749	97,119	--
Property & Casualty	146,664	--	798,232	783,574	1,159,509	66,175	923,064	248,607	76,711	1,307,762
Total	$1,330,981	$12,934,218	$976,965	$1,399,484	$1,974,024	$840,105	$1,562,893	$413,809	$467,932	$1,307,762

As of December 31, 2008
Corporate & Other	$--	$--	$--	$--	$--	$109,597	$--	$--	$37,839	$--
Life	712,234	3,763,207	111,846	220,691	299,338	226,643	251,992	86,956	220,662	--
Annuities	557,061	7,631,985	13	52,126	116,248	374,023	157,102	75,826	28,188	--
Health	74,887	97,020	93,956	439,621	290,883	16,566	220,848	27,785	90,418	--
Property & Casualty	138,482	--	816,249	776,562	1,182,026	69,348	939,854	233,336	115,696	1,184,686
Total	$1,482,664	$11,492,212	$1,022,064	$1,489,000	$1,888,495	$796,177	$1,569,796	$423,903	$492,803	$1,184,686

As of December 31, 2007
Corporate & Other	--	$--	$--	$--	$--	$127,519	$--	$198	$60,871	$--
Life	$641,780	3,762,745	122,052	233,691	315,893	229,092	239,598	1,040,208	(755,996)	--
Annuities	400,678	6,913,285	13	51,332	222,748	364,607	150,318	70,740	22,014	--
Health	80,012	94,072	104,005	422,948	283,765	16,710	212,692	24,508	78,583	--
Property & Casualty	$128,815	--	698,860	852,455	1,177,217	75,041	818,230	224,499	95,610	1,191,113
Total	$1,251,285	$10,770,102	$924,930	$1,560,426	$1,999,623	$812,969	$1,420,838	$1,360,153	$(498,918)	$1,191,113

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

See accompanying Report of Independent Registered Public Accounting Firm.

American National Insurance Company and Subsidiaries

SCHEDULE IV - REINSURANCE
(IN THOUSANDS)

Column A	Column B	Column C	Column D	Column E	Column F

		Ceded to	Assumed		Percentage of
	Gross	Other	from Other	Net	Amount Assumed
	Amount	Companies	Companies	Amount	to Net

For the Year Ended December 31, 2009
Life insurance in force	$68,584,383	$31,347,876	$863,867	$38,100,374	2.3%
Premiums:
Life insurance	581,422	81,120	4,512	504,814	0.9%
Accident and health insurance	287,977	151,138	172,862	309,701	55.8%
Property and liability insurance	1,243,710	89,675	5,474	1,159,509	0.5%
Total premiums	$2,113,109	$321,933	$182,848	$1,974,024	9.3%

For the Year Ended December 31, 2008
Life insurance in force	$68,820,212	$31,241,255	$1,050,645	$38,629,602	2.7%
Premiums:
Life insurance	492,068	84,942	8,460	415,586	2.0%
Accident and health insurance	278,907	134,904	146,880	290,883	50.5%
Property and liability insurance	1,346,425	224,248	59,849	1,182,026	5.1%
Total premiums	$2,117,400	$444,094	$215,189	$1,888,495	11.4%

For the Year Ended December 31, 2007
Life insurance in force	$67,604,695	$29,635,648	$1,078,371	$39,047,418	2.8%
Premiums:
Life insurance	609,643	72,604	10,355	547,394	1.9%
Accident and health insurance	255,948	126,417	154,234	283,765	54.4%
Property and liability insurance	1,269,078	103,629	11,768	1,177,217	1.0%
Total premiums	$2,134,669	$302,650	$176,357	$2,008,376	8.8%

See accompanying Report of Independent Registered Public Accounting Firm.

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)

				Deductions - Describe
	Balance at	Additions		Amounts			Balance at
	Beginning of	Charged to		Written off Due		Amounts	End of
	Period	Expense		to Disposal (a)		Commuted (b)	Period

2009
Investment valuation allowances:
Mortgage loans on real estate	$19,496	$3,794	$	----	$	----	$23,290
Total	$19,496	$3,794		$-		$-	$23,290

2008
Investment valuation allowances:
Mortgage loans on real estate	$15,610	$3,886	$	----	$	----	$19,496
Total	$15,610	$3,886		$-		$-	$19,496

2007
Investment valuation allowances:
Mortgage loans on real estate	$13,835	$1,775	$	----	$	----	$15,610
Total	$13,835	$1,775		$-		$-	$15,610

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investments conditions.

See accompanying Report of Independent Registered Public Accounting Firm.

WQVA Part C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements

1. Part A of the registration statement. Condensed financial information reflecting the value and number of units outstanding for each class of Accumulation Units of the Separate Account for the years ended December 31, 2001 through December 31, 2009.

2.  Part B of the registration statement. The most recent audited financial statements of the Separate Account as of December 31, 2009 and for each of the years or periods presented. The consolidated financial statements of the American National Insurance Company as of December 31, 2009 and for each of the years in the three (3) year period ended December 31, 2009.

(b)	Exhibits

Exhibit 1 — Copy of the resolutions of the Board of Directors of the Depositor authorizing the establishment of the Registrant [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 2 — Not applicable.

Exhibit 3 — Distribution and Administrative Services Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 4 — Form of each Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on July 26, 2000].

Exhibit 4a — Form of Group Policy Cover Page for Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number two to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4b — Form of Group Policy Cover Page for Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4c — Form of Non-Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4d — Form of Qualified Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4e — Form of Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4f — Form of Group Contract Minimum Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4g — Form of 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4h — Form of Group 3% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 4i — Form of 5% Guaranteed Death Benefit Rider [incorporated herein by reference to pre-effective amendment number one to registration statement on Form N-4 (333-30318) filed on June 27, 2000].

Exhibit 4j — Form of Group 5% Guaranteed Death Benefit Rider [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 5 — Form of application used with any Variable Annuity Contract [previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-30318) filed on June 27, 2000].

Exhibit 6a — Copy of the Articles of Incorporation of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 6b — Copy of the By-laws of the Depositor [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 7(a) — Reinsurance Agreement between Continental Assurance Company and American National Insurance Company [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on April 30,2004].

Exhibit 7(b) – Letter dated August 7,2009 from Munich American Reassurance Company regarding rates on block of Variable Annuity Guaranteed Minimum Death Benefit (GMDB) reinsurance (filed herewith).

Exhibit 8a — Form of American National Investment Account, Inc. Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8b — Form of Variable Insurance Products Fund II Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8c — Form of Variable Insurance Products Fund III Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8d — Form of T. Rowe Price International Series, Inc. T. Rowe Price Equity Series, Inc., and T. Rowe Price Fixed Income Series, Inc. [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8e — Form of MFS Variable Insurance Trust Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8f — Form of Federated Insurance Series Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8g — Form of Fred Alger American Fund Participation Agreement [previously filed with Registrant's Form N-4 for this registration statement (number 333-30318) filed on February 14, 2000].

Exhibit 8h — Form of AIM Fund Participation Agreement [previously filed with Registrant’s post-effective amendment number 7 to this registration statement (number 333-30318) filed on April 27, 2006].

Exhibit 9 — An opinion of counsel and consent to its use as to the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor (filed herewith).

Exhibit 10 — Consent of independent accountants for KPMG L.L.P. (filed herewith).

Exhibit 11 — Not applicable.

Exhibit 12 — Not applicable.

Exhibit 14 — Power of Attorney (previously filed with Registrant's post effective amendment number six, filed on April 29, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR

The principal business address of the directors and officers, unless otherwise indicated, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.  Those persons with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.

Directors

Name                                                                Business Address
________________________________________________________________________

Arthur Oleen Dummer                                                                           955 East Pioneer Road
Draper, UT 84020-9334

Dr. Shelby Miller Elliott                                                                           3603 Broadmoor
Pasadena, TX 77505

George Richard Ferdinandtsen                                                                                     President, Chief Operating Officer
American National Insurance Company
One Moody Plaza
Galveston, TX 77550

Frances Anne Moody-Dahlberg                                                                                     The Moody Foundation
Highland Park Place
4515 Cole Avenue LB 34, Suite 500
Dallas, TX 75205

Robert Lee Moody                                                                           Chairman of the Board and
Chief Executive Officer
2302 Postoffice, Suite 702
Galveston, TX 77550

Russell Shearn Moody                                                                           American National Insurance Company
One Moody Plaza
Galveston, TX 77550

William Lewis Moody, IV                                                                           2302 Postoffice, Suite 502
Galveston, TX 77550

James Daniel Yarbrough                                                                           Galveston County Judge
722 Moody
Galveston, TX 77550

Frank Pieri Williamson                                                                           301 Barracuda
Galveston, TX 77550

Officers

Name                                                                Office
________________________________________________________________________
James Edward Pozzi	Senior Executive Vice President, Chief Administrative Officer

Ronald Jay Welch	Senior Executive Vice President, Corporate Risk Officer & Chief Actuary

David Alan Behrens	Executive Vice President, Independent Marketing

Billy Joe Garrison	Executive Vice President, Director of Career Sales & Service Division

Michael Wade McCroskey *	Executive Vice President and Treasurer

Gregory Victor Ostergren	Executive Vice President, Director of Multiple Line
1949 East Sunshine
Springfield, MO 65899

Dwain Allen Akins	Senior Vice President, Corporate Affairs, Chief Compliance Officer Variable Insurance Products

Johnny David Johnson	Senior Vice President and Corporate Chief Information Officer

Stephen Edward Pavlicek	Senior Vice President and Chief Financial Officer

Albert Louis Amato, Jr.	Senior Vice President, Life Insurance Administration

Scott Frankie Brast	Senior Vice President, Real Estate/Mortgage Loan Investments
2525 South Shore Boulevard
League City, TX 77573

Frank Vincent Broll, Jr.	Senior Vice President and Actuary

Gordon Dennis Dixon *	Senior Vice President, Securities Investments

Bernard Stephen Gerwel	Senior Vice President, Chief Multiple Line Exclusive Agency Administrative Officer
1949 East Sunshine
Springfield, MO 65899

Rex David Hemme                                                                           Senior Vice President and Actuary

Bruce Murray LePard	Senior Vice President, Human Resources

James Walter Pangburn	Senior Vice President, Credit Insurance Division

Ronald Clark Price	Senior Vice President, Multiple Line Chief Marketing Officer—Career Life Agencies

Steven Harvey Schouweiler	Senior Vice President, Health Insurance Operations

Shannon Lee Smith	Senior Vice President, Chief Multiple Line Marketing Officer

Hoyt James Strickland	Senior Vice President, Career Sales & Service Division

John Mark Flippin	Secretary

Brian Neil Bright	Vice President, Computing Services

William Frankliln Carlton	Vice President and Controller

James Arthur Collura	Vice President, Chief Life Marketing Officer Multiple Line Exclusive Agency

Richard Thomas Crawford	Vice President and Assistant Controller

George Clayton Crume	Vice President, Brokerage Sales

Douglas Alton Culp	Vice President, Financial Institution

Steven Lee Dobbe	Vice President, Broker Dealer Marketing

Donald Robert French, Jr.	Vice President, Information Security & Enterprise Architecture

Franklin James Gerren	Vice President, Payroll Deduction

Joseph Fant Grant, Jr.	Vice President, Group Actuary

Charles Jordan Jones	Vice President, Health Underwriting/New Business

Dwight Diver Judy	Vice President, Financial Marketing
2911 South Shore Blvd., Suite 130
League City, TX 77573

Richard Steven Katz	Vice President, Direct Marketing & Sales

Dr. Harry Bertrand Kelso, Jr.	Vice President and Medical Director

Robert Jay Kirchner	Vice President, Real Estate Investments
2525 South Shore Boulevard
League City, TX 77573

Brenda Thomas Koelemay	Vice President and Associate Corporate Treasurer

Doris Lanette Leining	Vice President, Life New Business

Anne Marie LeMire	Vice President, Fixed Income

George Arthur Macke	Vice President, General Auditor

Bradley Wayne Manning	Vice President, Life & Annuity Claims

Edwin Vince Matthews, III	Vice President, Mortgage Loan Production

James Brian McEniry	Vice President, Director of Telecommunications

Meredith Myron Mitchell	Vice President, Application Development & Support

John Oliver Norton	Vice President and Actuary

Michael Christopher Paetz	Vice President, Group and MGU Operations

Edward Bruce Pavelka	Vice President, Life Policy Administration

William Corley Ray	Vice President, Market Training and Development Multiple Line Exclusive Agency

Robert Walter Schefft	Vice President, Advanced Sales and Marketing

Gerald Anthony Schillaci	Vice President and Actuary

James Truitt Smith	Vice President, Pension Sales

James Patrick Stelling	Vice President, Group/Health Compliance

Wayne Allen Smith	Vice President, Career Sales & Service Division

Clarence Ellsworth Tipton	Vice President and Assistant Actuary

William Henry Watson, III	Vice President, Chief Health Actuary

Brian Keith Weyer	Vice President, Director of Corporate Treasury Services

Douglas Raymond Brown	Asst. Vice President, Life Product Actuary

John Thomas Burchett	Asst. Vice President, Accounting Control

Joseph James Cantu	Asst. Vice President and Illustration Actuary

Joseph Wayne Cucco	Asst. Vice President, Director of Advanced Life Sales

Donna Lynn Daulong	Asst. Vice President, Accounting

Nancy Maureen Day	Asst. Vice President, Pension Administration

John Darrell Ferguson	Asst. Vice President, Creative Services

James Joseph Fish	Asst. Vice President, Criminal Investigations & Corporate Security

Denny Walton Fisher, Jr.	Asst. Vice President, Mortgage Loan Production
2525 South Shore Boulevard
League City, TX 77573

William Joseph Hogan	Asst. Vice President, Health & HIPAA Compliance

Barbara Jean Huerta	Asst. Vice President, Enterprise Financial Systems

Deborah Kay Janson	Asst. Vice President, Corporate Research

Kenneth Joseph Juneau	Asst. Vice President, Advisory Systems Engineer

Carol Ann Kratz	Asst. Vice President, Human Resources

Sara Liane Latham	Asst. Vice President & Asst. Actuary

Thomas Robert LeGrand	Asst. Vice President, Life & Annuity Claims

Larry Edward Linares	Asst. Vice President, Tax

Michael Scott Marquis	Asst. Vice President, Life New Business

Katherine Sue Meisetschlaeger	Asst. Vice President, Life & Annuity Systems

Tracy Leigh Milina	Asst. Vice President, Health Business Vision Coordinator

Michael Scott Nimmons	Asst. Vice President, Associate General Auditor, Corporate Audit Services

Ronald Joseph Ostermayer	Asst. Vice President, Director Health Systems Administration, HIPPA Security Officer

Raymond Edward Pittman, Jr.	Asst. Vice President, Director of Marketing/Career Development

Judith Lynne Regini	Asst. Vice President, Corporate Compliance, Chief Compliance Officer Anti-Money Laundering

James Alexander Tyra	Asst. Vice President, Life Insurance Systems

Emerson Voth Unger                                                                           Asst. Vice President, National Business Development Executive

Deanna Lynn Walton                                                                           Asst. Vice President, Field Systems

Dr. John Frank White, III                                                                           Asst. Vice President, Associate Medical Director

Jeanette Elizabeth Cernosek	Assistant Secretary

Victor John Krc	Assistant Treasurer

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. In addition, American National Insurance Company has three (3) other separate accounts, American National Variable Life Separate Account and American National Insurance Company Group Unregistered Annuity Separate Account, and American National Insurance Company Separate Account for Retirement Plans. The Libbie Shearn Moody Trust owns approximately 37.10% of the outstanding stock of American National Insurance Company.  The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 22.96% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Anne Moody-Dahlberg, Robert L. Moody, Sr. and Ross Rankin Moody.  Robert L. Moody, Sr. is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company.  Robert L. Moody, Sr. has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, Chief Executive Officer, a Director and controlling shareholder.

Moody National Bank is the trustee of the Libbie Shearn Moody Trust and various other trusts which, in the aggregate, own approximately 46.57% of the outstanding stock of American National Insurance Company.  Moody Bank Holding Company, Inc. owns approximately 97.8% of the outstanding shares of Moody National Bank.  Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc.  The Three R Trusts, trusts created by Robert L. Moody, Sr. for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 34.0% and the Libbie Shearn Moody Trust owns 50.2% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation.  Gal-Tex Hotel Corporation directly or indirectly wholly owns the following subsidiaries, listed in alphabetical order:

1859 Beverage Company                                                                           Kentucky Landmark Hotels, L.L.C.
1859 Historic Hotels, Ltd.                                                                           LHH Hospitality, Inc.
Colorado Landmark Hotels, L.L.C.                                                                           Virginia Landmark Hotels, L.L.C.
Gal-Tenn Hotel Corporation

American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  121 Village, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  AN Stonebriar, Ltd. owns a 33% limited partnership interest.

Entity:                      Alternative Benefit Management, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all of the outstanding common stock.

Entity:  American National County Mutual Insurance Company.

Entity Form:  A Texas insurance company.

Ownership or Other Basis of Control: Managed by American National Insurance Company.

Entity:  American National of Delaware Corporation.

Entity Form:  A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National Financial Corporation.

Entity Form: A Texas corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National Financial Corporation (Delaware).

Entity Form: A Delaware corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National Financial Corporation (Nevada).

Entity Form: A Nevada corporation (inactive).

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:                      American National General Insurance Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:                      American National Insurance Service Company.

Entity Form: A Missouri corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: American National Investment Accounts, Inc.*

Entity Form: A Maryland corporation.

Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.  Also, Securities Management and Research, Inc. and American National Insurance Company own the outstanding stock of the Company.

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

Entity:  American National Life Holdings, Inc.

Entity Form:  A Nevada corporation.

Ownership or Other Basis of Control:  American National Insurance Company owns all outstanding common stock; Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:                      American National Life Insurance Company of Texas.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:                      American National Life Insurance Company of New York.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:  American National Lloyds Insurance Company.

Entity Form:  A Texas insurance company.

Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.

Entity:                      American National Property and Casualty Company.

Entity Form: A Missouri insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property & Casualty Holding Company, Inc.

Entity: American National Property and Casualty Holdings, Inc.

Entity Form: A Delaware corporation.

Ownership or Other Basis of Control: American National Insurance Company owns all outstanding common stock. Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity: AN/CAN Investments, Inc.

Entity Form: a British Columbia corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:                      ANDV 97, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:  Anford Pinnacle, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% interest.

Entity:                      ANH20, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANREM Corporation.

Entity:                      ANIND TX, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control:  Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANPAC General Agency of Texas.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  ANPAC Lloyds Insurance Management, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:                      ANPAC Louisiana Insurance Company.

Entity Form: A Louisiana corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity: ANPIN, L.P.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle 99, Inc. owns a 99% limited partnership interest; ANIND TX, Inc. owns a 1% general partnership interest.

Entity: ANREINV, Inc.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANDV 97, Inc.

Entity:                      ANREM Corporation.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity: AN Stonebriar, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANREINV, Inc. is a 2% general partner; Eagle AN, L.P. is 98% limited partner.

Entity:                      ANTAC, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity: AN/WRI DEVCO #1, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: AN/WRI GS, L.L.C.

Entity Form: A Texas limited liability company.

Ownership of Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: AN/WRI Partnership, Ltd.

Entity Form:  A Texas limited partnership.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns an 80% limited partnership interest.

Entity: Bayport II Mountain West Houston, L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% membership interest.

Entity: Beltway/Antoine Business Center, Phase I.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: Beltway II L.L.C.

Entity Form: A Texas limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity: Cedar Crossing Mountain West Houston L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity:                      Comprehensive Investment Services, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.

Entity:  Cumberland/146 L.L.C.

Entity Form: An Indiana limited liability corporation.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 60% membership interest.

Entity:                      Eagle 99, Inc.

Entity Form: A Nevada corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.

Entity:                      Eagle AN, L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

Entity:                      Eagle Ind., L. P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest, and ANIND TX, Inc. owns a 1% general partnership interest.

Entity: Farm Family Casualty Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Financial Services, Inc.

Entity Form: A New York corporation. (inactive)

Ownership of Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity: Farm Family Life Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity:  Forest View Limited Partnership.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  American National Insurance Company owns a 99% limited partnership interest.

Entity:                      Galveston Island Water Park, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control:  ANH2O owns a 1% general partnership interest, and Preston 121 Partners, Ltd. owns a 59% limited partnership interest.

Entity:                      Garden State Life Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity: Germann Road Land Development, L.L.C.

Entity Form: A Colorado limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity:                      Kearns Building Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns an 85% interest.

Entity:                      Lawyers Title of Galveston.

Entity Form: A Texas corporation.

Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns 50% of the outstanding stock.

Entity: MRPL Retail Partners, Ltd. (Shops at Bella Terra).

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% limited partnership interest.

Entity: MWBP, L.L.C.

Entity Form:  A Colorado limited liability company.

Ownership or Other Basis of Control:  Eagle AN, L.P. owns a 50% membership interest.

Entity: Newington-Berlin Retail L.L.C.

Entity Form: A Connecticut limited liability company.

Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% membership interest.

Entity:                      Pacific Property and Casualty Company.

Entity Form: A California corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.

Entity:  PCO Battery Brooke Parkway, L.P.

Entity Form:  A Virginia limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest, and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Carolina Pines, L.P.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a1% interest.

Entity:                      PCO Corporate Drive Limited Partnership.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control: ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Jenkins Brothers Road, L.P.

Entity Form: A South Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Kent Drive, L.P.

Entity Form: A Georgia limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Nashville, L.P.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity: PCO Northfork, L.P.

Entity Form: A Tennessee limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Omnicron Court, L.P.

Entity Form:  A Kentucky limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% interest.

Entity:  PCO Watkins Road, L.P.

Entity Form: A North Carolina limited partnership.

Ownership or Other Basis of Control:  ANPIN, L.P. owns a 98% interest and ANIND TX, Inc. owns a 1% .
interest.

Entity:                      Preston 121 Partners, Ltd.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest; Eagle AN, L.P. owns a 98% limited partnership interest.

Entity:                      Pro Terra Realty Fund, Ltd.

Entity Form: A limited partnership

Ownership or Other Basis of Control: American Naitonal Insurance Company owns a 6.42% limited partnership interest.

Entity: R.A.A.B. of W. Va., Inc.

Entity Form: A West Virginia corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:                      Rural Agency and Brokerage, Inc.

Entity Form: A New York corporation.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

Entity:                      Rural Insurance Agency and Brokerage of Massachusetts, Inc.

Entity Form: A Massachusetts corporation.

Ownership or Other Basis of Control: Wholly owned by Rural Agency and Brokerage, Inc.

Entity:                      Rural Agency and Brokerage of New Hampshire, Inc.

Entity Form: A New Hampshire corporation.

Ownership or Other Basis of Control: Rural Agency and Brokerage, Inc. owns 25% of the outstanding common stock.

Entity:                      Rutledge Partners, L.P.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: American National Insurance Company owns a 26% limited partnership interest.

Entity: Securities Management and Research, Inc.

Entity Form:  A Florida corporation - a registered broker-dealer and investment adviser.

Ownership or Other Basis of Control: Wholly-owned subsidiary of American National Insurance Company.

Entity:  SM&R Investments, Inc.

Entity Form:  A Maryland corporation - registered investment company.

Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.  Also, the Company consists of seven (7) different series.  Securities Management and Research, Inc. and American National Insurance Company own shares in certain series.  Various subsidiaries of American National Insurance Company own stock in the Primary Fund and the Money Market Fund.

Entity:                      South Shore Harbour Development, Limited.

Entity Form: A Texas limited partnership.

Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest and ANREM Corp. owns a 5% general partnership interest.

Entity:                      Standard Life and Accident Insurance Company.

Entity Form: A Texas insurance company.

Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.

Entity:                      Standard Plus, Inc.

Entity Form:  A Texas corporation.

Ownership or Other Basis of Control: Wholly owned subsidiary of Standard Life and Accident Insurance Company.

Entity: Timbermill, Ltd.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.

Entity:                      Town and Country Joint Venture.

Entity Form: A Texas joint venture.

Ownership or Other Basis of Control: ANDV 97, Inc. owns a 68.65% limited partnership interest.

Entity:                      United Farm Family Insurance Company.

Entity Form: A New York insurance company.

Ownership or Other Basis of Control: Wholly owned by American National Property and Casualty Holdings, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2010, there were 483 owners of Qualified Contracts and 309 owners of Non-Qualified Contracts covered by this registration statement.

ITEM 28. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services Agreement:

"American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contract Owner or party-in-interest under a Policy (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the Variable Annuity sales of American National.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)     Securities Management and Research, Inc. serves as investment adviser to:

(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger SmallCap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and

(ii) American National Investment Accounts, Inc., American National Growth Portfolio, American National Equity Income Portfolio, American National Balanced Portfolio, American National Money Market Portfolio, American National High Yield Bond Portfolio, American National International Stock Portfolio, American National Small-Cap/Mid Cap Portfolio, and American National Government Bond Portfolio.*

(ii)Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

*On April 13, 2010, the Shareholders of the American National Growth Portfolio, the American National Equity Income Portfolio, the American National Balanced Portfolio, and the American National Money Market Portfolio (together the “Portfolios”) approved a Plan of Liquidation and Dissolution of the Portfolios that are a separate series of American National Investment Accounts, Inc. (the “Fund”.) On April 30, 2010, the Portfolios will be liquidated and dissolved and the Fund terminated.

(b) The Registrant’s principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.:

Name	Position	Principal Business Address
David A. Behrens	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

Gordon D. Dixon	Director Senior Vice President, Chief Investment Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

G. Richard Ferdinandtsen	Director	American National Insurance Company One Moody Plaza Galveston, Texas 77550

R. Eugene Lucas	Director	Gal-Tex Hotel Corporation 2302 Postoffice Street, Suite 504 Galveston, Texas 77550

Michael W. McCroskey	Director, President, Chief Executive Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Teresa E. Axelson	Vice President, Secretary, Chief Compliance Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Brenda T. Koelemay	Vice President, Treasurer, Chief Financial and Administrative Officer	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Ronald C. Price	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, TX 77550

Jim Collura	Sr. Vice President	American National Insurance Company One Moody Plaza Galveston, Texas 77550
T.Brett Harrington	Vice President, Fund Marketing	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Andrew R. Duncan	Vice President, Derivatives, Strategies and Alternative Investments	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Anne M. LeMire	Vice President, Head of Fixed Income	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

John S. Maidlow	Vice President, Head Portfolio Management	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Vicki R. Douglas	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Steven Douglas Geib	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Sally F. Praker	Assistant Vice President	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

Michele S. Lord	Assistant Secretary	Securities Management and Research, Inc. 2450 South Shore Boulevard League City, Texas 77573

(c) Compensation from the Registrant:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
Securities Management & Research, Inc.	$2,907,757	N/A	N/A	N/A

ITEM 30. LOCATIONS OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated there under will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

ITEM 31. MANAGEMENT SERVICES - Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this registration statement as frequently to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity Contracts may be accepted.

(b)	Registrant undertakes to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form upon written request or oral request.
(d)
The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1998 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the Prospectus, used in connection with the offer of the Contract.

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section (b) (11) in any sales literature in connection with the offer of the Contract;
3.
Instruct sales representatives who solicit participants to purchase the Contract specifically to bring the redemption restrictions imposed by Section 403(b)(11)to the attention of the potential participants.

4.
Obtain from each plan participant who purchases a Section 403 (b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his Contract value.

(e)
Representation pursuant to Section 26(e)(2)(A). American National Insurance Company hereby represents that the fees and charges deducted under the Contracts described in the post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby files this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 30th day of April, 2010.

AMERICAN NATIONAL INSURANCE COMPANY

BY: American National Insurance Company

By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

AMERICAN NATIONAL INSURANCE COMPANY
(Depositor)
By /s/ Robert L. Moody
Robert L. Moody
Chairman of the Board
and
Chief Executive Officer

By: /s/ G. Richard Ferdinandsten
G. Richard Ferdinandsten
President
Chief Operating Officer

Attest By:  /s/ J. Mark Flippin
J. Mark Flippin

As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities on the 30th day of April, 2010.

Name                                                                                              Title
Stephen E. Pavlicek	Senior Vice President and Chief Financial Officer
(Principal Financial Officer)
William F. Carlton	Vice President and Controller (Principal Accounting Officer)
Robert L Moody	Director, Chairman of the Board and Chief Executive Officer
G. Richard Ferdinandsten	Director, President and Chief Operating Officer
Arthur O. Dummer	Director
Dr. Shelby M. Elliott	Director
Frances Anny Moody-Dahlberg	Director
Russell S. Moody	Director
W.L. Moody, IV	Director
Frank P. Williamson	Director
James D. Yarbrough	Director